UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco 0-5 Yr US TIPS ETF
PBTP | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco 0-5 Yr US TIPS ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco 0-5 Yr US TIPS ETF	$7	0.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. Because the Fund holds the vast majority of its portfolio in U.S. Treasury Inflation-Protected Securities ("TIPS") that have shorter durations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA 0-5 Year US Inflation-Linked Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 6.12%, differed from the return of the Index, 6.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 3-4 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Inflation-Indexed Note, 1.63% coupon, due 10/15/2029, followed by U.S. Treasury Inflation-Indexed Note, 0.25% coupon, due 7/15/2029.
What detracted from performance?
Duration Allocations |  No durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco 0-5 Yr US TIPS ETF — NAV Return	6.12%	3.74%	3.38%
ICE BofA 0-5 Year US Inflation-Linked Treasury Index	6.16%	3.81%	3.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$76,351,273
Total number of portfolio holdings	27
Total advisory fees paid	$44,029
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
U.S. Treasury Inflation - Indexed Notes, 0.63%, 01/15/2026	5.07%
U.S. Treasury Inflation - Indexed Bonds, 1.63%, 04/15/2030	4.74%
U.S. Treasury Inflation - Indexed Bonds, 0.13%, 07/15/2030	4.53%
U.S. Treasury Inflation - Indexed Notes, 0.38%, 01/15/2027	4.49%
U.S. Treasury Inflation - Indexed Notes, 0.50%, 01/15/2028	4.43%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 07/15/2026	4.39%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 01/15/2030	4.35%
U.S. Treasury Inflation - Indexed Notes, 0.13%, 04/15/2026	4.33%
U.S. Treasury Inflation - Indexed Notes, 0.25%, 07/15/2029	4.31%
U.S. Treasury Inflation - Indexed Notes, 1.63%, 10/15/2029	4.30%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBTP-AR
Invesco 0-5 Yr US TIPS ETF

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
BLKC | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$81	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, digital assets experienced a positive market environment. Since many blockchain-related companies are either exposed to digital asset prices directly, or generate revenues from activity in the space, they also benefited from the strong performance of digital assets during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 70.04%, differed from the return of the Index, 68.03%, primarily due to income received from the securities lending program in which the Fund participates, enhanced by the effect of daily compounding during a period of strong performance, which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Allocations |  Software industry, followed by the capital markets industry and Bitcoin-focused exchange-traded funds ("ETFs").
Positions | iShares Bitcoin Trust ETF, a Bitcoin-focused ETF, and Bakkt Holdings, Inc., a capital markets company.
What detracted from performance?
Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components and hotels, restaurants & leisure industries, respectively.
Positions | Digi Power X Inc., a software company (no longer held at fiscal year-end), and Metaplanet, Inc., a hotels, restaurants & leisure company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/7/21)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF — NAV Return	70.04%	12.80%
Alerian Galaxy Global Blockchain Equity, Trusts & ETPs Index (Net)	68.03%	12.17%
MSCI ACWI Index (Net)	22.64%	10.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$7,587,568
Total number of portfolio holdings	83
Total advisory fees paid	$25,225
Portfolio turnover rate	131%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.60%
Fidelity Wise Origin Bitcoin Fund	2.25%
Grayscale Bitcoin Trust ETF	1.64%
Core Scientific, Inc.	1.48%
Applied Digital Corp.	1.47%
Canaan, Inc., ADR	1.45%
Terawulf, Inc.	1.41%
Advanced Micro Devices, Inc.	1.36%
QUALCOMM, Inc.	1.35%
Hut 8 Corp.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved the termination and liquidation of the Fund, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BLKC-AR
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Invesco Alerian Galaxy Crypto Economy ETF
SATO | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Alerian Galaxy Crypto Economy ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Alerian Galaxy Crypto Economy ETF	$87	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, digital assets experienced a positive market environment. Stocks of companies that are materially engaged in the research and development of blockchain technology, cryptocurrency mining, cryptocurrency buying, or cryptocurrency enabling technologies benefited from the strong performance of digital assets during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 89.74%, differed from the return of the Index, 84.42%, primarily due to income received from the securities lending program in which the Fund participates, enhanced by the effect of daily compounding during a period of strong performance, which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Software industry, followed by the capital markets and IT services industries, respectively.
Positions | Bakkt Holdings, Inc., a capital markets company and IREN Ltd., a software company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components and commercial services & supplies industries, respectively.
Positions | Digi Power X Inc., a software company (no longer held at fiscal year-end), and The9 Ltd., ADR, a software company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/7/21)
Invesco Alerian Galaxy Crypto Economy ETF — NAV Return	89.74%	8.82%
Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net)	84.42%	7.46%
MSCI ACWI Index (Net)	22.64%	10.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$13,623,526
Total number of portfolio holdings	62
Total advisory fees paid	$67,483
Portfolio turnover rate	164%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
iShares Bitcoin Trust ETF	8.88%
Core Scientific, Inc.	2.41%
Applied Digital Corp.	2.39%
Canaan, Inc., ADR	2.36%
Fidelity Wise Origin Bitcoin Fund	2.33%
Terawulf, Inc.	2.30%
Hut 8 Corp.	2.21%
Bitdeer Technologies Group	2.18%
OSL Group Ltd.	2.11%
Cipher Mining, Inc.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SATO-AR
Invesco Alerian Galaxy Crypto Economy ETF

Invesco China Technology ETF
CQQQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco China Technology ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco China Technology ETF	$77	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI China Index saw strong returns. Negotiations over the summer ultimately led to a reduction in trade tensions, allowing investors to focus on China's strong artificial intelligence ambitions. The Fund's focus on the technology sector allowed for slight outperformance compared to the MSCI China Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE China Incl A 25% Technology Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 35.68%, differed from the return of the Index, 36.48%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations |  Interactive media & services industry followed by the semiconductors & semiconductor equipment and electronic equipment instruments & components industries, respectively.
Positions | Tencent Holdings Ltd., an interactive media & services company, and Kuaishou Technology, an interactive media & services company.
What detracted from performance?
Industry Allocations |  Hotels, restaurants & leisure industry, followed by the textiles apparel & luxury goods industry.
Positions | Meituan, B Shares, a hotels, restaurants & leisure company, and Shijiazhuang Changshan BeiMing Technology Co. Ltd., a textiles, apparel & luxury goods company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco China Technology ETF — NAV Return	35.68%	-5.16%	5.36%
Blended - FTSE China Incl A 25% Technology Capped Index (Net)	36.48%	-4.51%	6.00%
MSCI China Index (Net)	33.68%	-1.39%	5.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim China Technology ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim China Technology ETF and the Fund.
- The Blended - FTSE China Incl A 25% Technology Capped Index (Net) performance is comprised of the performance of the AlphaShares China Technology Index, the Fund's former underlying index, prior to June 22, 2019, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$3,087,144,838
Total number of portfolio holdings	160
Total advisory fees paid	$7,627,417
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.58%
PDD Holdings, Inc., ADR	9.44%
Meituan, B Shares	8.27%
Baidu, Inc., A Shares	6.98%
Kuaishou Technology	5.62%
Horizon Robotics	3.85%
Bilibili, Inc., Z Shares	3.43%
SenseTime Group, Inc., B Shares	3.21%
Hua Hong Semiconductor Ltd.	2.69%
Sunny Optical Technology Group Co. Ltd.	2.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CQQQ-AR
Invesco China Technology ETF

Invesco Dorsey Wright Developed Markets Momentum ETF
PIZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Developed Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Developed Markets Momentum ETF	$94	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's overweight allocation to the industrials sector created a tailwind compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Developed Markets Tech LeadersTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.17%, differed from the return of the Index, 35.08%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Rheinmetall AG, an industrials company, and Fujikura Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector followed by the communication services sector.
Positions | Metaplanet, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Novo Nordisk A/S, Class B, a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Developed Markets Momentum ETF — NAV Return	34.17%	11.94%	9.17%
Dorsey Wright Developed Markets Tech Leaders™ Index (Net)	35.08%	12.68%	9.89%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$481,255,998
Total number of portfolio holdings	102
Total advisory fees paid	$2,271,793
Portfolio turnover rate	122%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HD Hyundai Electric Co. Ltd.	3.33%
Fujikura Ltd.	3.09%
ASML Holding N.V.	3.01%
Technology One Ltd.	2.81%
Belimo Holding AG	2.80%
ABB Ltd.	2.59%
Hanwha Aerospace Co. Ltd.	2.37%
Flughafen Zureich AG	2.16%
Sampo OYJ	1.97%
Rheinmetall AG	1.97%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIZ-AR
Invesco Dorsey Wright Developed Markets Momentum ETF

Invesco Dorsey Wright Emerging Markets Momentum ETF
PIE | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Dorsey Wright Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright Emerging Markets Momentum ETF	$100	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI Emerging Markets Index saw strong returns. However, the Fund's lower exposure to the information technology and communication services sectors created headwinds compared to the MSCI Emerging Markets Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright Emerging Markets Tech LeadersTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 22.14%, differed from the return of the Index, 23.64%, primarily due to fees and expenses incurred by the Fund during the period and by the effect of daily compounding during a period of strong performance.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | Pop Mart International Group Ltd., a consumer discretionary company (no longer held at fiscal year-end), and Gentera S.A.B. de C.V., a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector, followed by the utilities sector.
Positions | Shiny Chemical Industrial Co., Ltd., a materials company (no longer held at fiscal year-end), and Asia Vital Components Co. Ltd., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright Emerging Markets Momentum ETF — NAV Return	22.14%	6.64%	6.38%
Dorsey Wright Emerging Markets Tech Leaders™ Index (Net)	23.64%	8.72%	8.14%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$119,262,361
Total number of portfolio holdings	105
Total advisory fees paid	$945,981
Portfolio turnover rate	204%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tera Yatirim Menkul Degerler A.S.	4.06%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.13%
Topco Scientific Co. Ltd.	2.99%
Accton Technology Corp.	2.91%
Tisco Financial Group PCL, NVDR	2.56%
Wanguo Gold Group Ltd.	2.32%
Sigurd Microelectronics Corp.	2.13%
Lite-On Technology Corp.	2.12%
Yankey Engineering Co., Ltd.	2.09%
Gentera S.A.B. de C.V.	2.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIE-AR
Invesco Dorsey Wright Emerging Markets Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF
PCY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Emerging Markets Sovereign Debt ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Emerging Markets Sovereign Debt ETF	$53	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, emerging market sovereign debt benefited from relatively lower longer term U.S. interest rates and a weaker U.S. dollar. Because the Fund holds the vast majority of its portfolio in emerging market sovereign bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the DBIQ Emerging Markets USD Liquid Balanced Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.23%, differed from the return of the Index, 13.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Country Allocations |  Pakistan bonds, followed by El Salvador bonds and Egypt bonds.
Positions | Pakistan Government International Bond, 8.88% coupon, due 4/8/2051, followed by Pakistan Government International Bond, 7.38% coupon, due 4/8/2031.
What detracted from performance?
Country Allocations |  No countries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Emerging Markets Sovereign Debt ETF — NAV Return	13.23%	2.02%	3.08%
DBIQ Emerging Markets USD Liquid Balanced Index	13.62%	1.62%	3.24%
Bloomberg Global Aggregate ex-U.S. Index	5.22%	-2.82%	0.35%
JP Morgan Emerging Market Bond Global Index	12.16%	2.69%	4.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,294,628,302
Total number of portfolio holdings	98
Total advisory fees paid	$6,228,179
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Pakistan Government International Bond, 8.88%, 04/08/2051	1.61%
Pakistan Government International Bond, 7.38%, 04/08/2031	1.57%
Panama Government International Bond, 7.88%, 03/01/2057	1.11%
Egypt Government International Bond, 8.88%, 05/29/2050	1.09%
Panama Government International Bond, 6.88%, 01/31/2036	1.08%
Panama Government International Bond, 6.40%, 02/14/2035	1.07%
Guatemala Government Bond, 6.88%, 08/15/2055	1.07%
Egypt Government International Bond, 8.75%, 09/30/2051	1.07%
Republic of South Africa Government International Bond, 6.30%, 06/22/2048	1.07%
Guatemala Government Bond, 4.65%, 10/07/2041	1.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCY-AR
Invesco Emerging Markets Sovereign Debt ETF

Invesco Global Clean Energy ETF
PBD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Clean Energy ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Clean Energy ETF	$88	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on clean energy created a tailwind later in the year compared to the MSCI EAFE® Index as clean energy stocks saw a sharp relief rally.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the WilderHill New Energy Global Innovation Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.31%, differed from the return of the Index, 34.24%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations |  Electrical components & equipment sub-industry, followed by the heavy electrical equipment sub-industry.
Positions | Bloom Energy Corp., Class A, a heavy electrical equipment company, and Eos Energy Enterprises, Inc., an electrical components & equipment company.
What detracted from performance?
Sub-Industry Allocations |  Semiconductors sub-industry, followed by the semiconductor materials & equipment sub-industry.
Positions | BYD Co. Ltd., H Shares, an automobile manufacturers company, and Wolfspeed, Inc., a semiconductors company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Clean Energy ETF — NAV Return	34.31%	-4.12%	5.90%
WilderHill New Energy Global Innovation Index	34.24%	-4.09%	5.95%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$94,053,050
Total number of portfolio holdings	112
Total advisory fees paid	$589,322
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bloom Energy Corp., Class A	2.16%
Eos Energy Enterprises, Inc.	1.87%
SES AI Corp.	1.74%
Ceres Power Holdings PLC	1.69%
Shoals Technologies Group, Inc., Class A	1.69%
QuantumScape Corp.	1.50%
Teco Electric and Machinery Co. Ltd.	1.49%
Sunrun, Inc.	1.46%
Ballard Power Systems, Inc.	1.43%
Orsted A/S	1.31%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBD-AR
Invesco Global Clean Energy ETF

Invesco Global ex-US High Yield Corporate Bond ETF
PGHY | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global ex-US High Yield Corporate Bond ETF	$36	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the global high yield bond market benefited from relatively lower longer term interest rates, a weaker U.S. dollar, and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in global high yield bonds outside the United States, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 7.67%, differed from the return of the Index, 7.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Energy sector, followed by the communication services and financials sectors, respectively.
Positions | Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, due 6/30/2031, followed by Connect Finco S.a.r.l./Connect US Finco LLC, 9.00% coupon, due 9/15/2029.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Braskem Netherlands Finance B.V., 4.50% coupon, due 1/31/2030, followed by Braskem Netherlands Finance B.V., 4.50% coupon, due 1/10/2028.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global ex-US High Yield Corporate Bond ETF — NAV Return	7.67%	5.03%	4.49%
Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark	7.80%	5.19%	5.11%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
ICE BofA 0-5 Year US High Yield Constrained Index	7.63%	6.60%	5.84%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark performance is comprised of the performance of the DB Global Short Maturity High Yield Bond Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$183,515,496
Total number of portfolio holdings	569
Total advisory fees paid	$564,643
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Industrial and Commercial Bank of China Ltd., 3.20%,	1.45%
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 9.50%, 06/30/2031	1.09%
Bank of Communications Co. Ltd., 3.80%,	0.68%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030	0.60%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030	0.55%
Vodafone Group PLC, 7.00%, 04/04/2079	0.53%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	0.52%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.51%
Gol Finance, Inc., 14.38%, 06/06/2030	0.50%
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029	0.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGHY-AR
Invesco Global ex-US High Yield Corporate Bond ETF

Invesco Global Water ETF
PIO | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco Global Water ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Global Water ETF	$79	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on water, coupled with a lack of exposure to the financials sector created headwinds compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq OMX Global WaterTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that are based on the securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 11.90%, differed from the return of the Index, 12.34%, primarily due to fees and expenses incurred by the Fund during the period, partially offset by income received from the securities lending program in which the Fund participates.
What contributed to performance?
Sub-industry Allocations |  Industrial machinery & supplies & components sub-industry, followed by the water utilities sub-industry.
Positions | Ebara Corp., an industrial machinery & supplies & components company, and Cia de Saneamento Basico do Estado de Sao Paulo SABESP, a water utilities company.
What detracted from performance?
Sub-Industry Allocations |  Application software sub-industry, followed by the research & consulting services sub-industry.
Positions | Roper Technologies, Inc., an application software company, and IDEX Corp., an industrial machinery & supplies & components company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Global Water ETF — NAV Return	11.90%	8.69%	8.77%
Nasdaq OMX Global Water™ Index	12.34%	9.01%	9.00%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$276,023,817
Total number of portfolio holdings	39
Total advisory fees paid	$1,994,239
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Pentair PLC	7.88%
Ecolab, Inc.	7.37%
Veolia Environnement S.A.	7.05%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6.76%
Roper Technologies, Inc.	6.75%
Ebara Corp.	5.05%
Waters Corp.	4.61%
Ferguson Enterprises, Inc.	4.28%
Geberit AG	3.98%
Stantec, Inc.	3.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PIO-AR
Invesco Global Water ETF

Invesco International BuyBack AchieversTM ETF
IPKW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International BuyBack AchieversTM ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International BuyBack AchieversTM ETF	$64	0.55%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI ACWI ex USA® Index experienced positive returns following initial tariff concerns and more accommodative stance from central banks. The Fund outperformed the MSCI ACWI ex USA® Index due primarily to security selection in the financials, consumer discretionary, and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq International BuyBack AchieversTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 31.64%, differed from the return of the Index, 32.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary sector.
Positions | UniCredit S.p.A, a financials company, and Prosus N.V., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Health care sector followed by the communication services sector.
Positions | Olympus Corp. a health care company (no longer held at fiscal year-end), and JD.com, Inc., A Shares, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International BuyBack AchieversTM ETF — NAV Return	31.64%	15.53%	10.35%
Nasdaq International BuyBack Achievers™ Index (Net)	32.29%	16.17%	10.99%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$401,132,351
Total number of portfolio holdings	153
Total advisory fees paid	$1,134,915
Portfolio turnover rate	108%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Shell PLC	5.26%
DBS Group Holdings Ltd.	5.22%
HSBC Holdings PLC	4.98%
UniCredit S.p.A.	4.90%
ING Groep N.V.	4.82%
BP PLC	3.93%
Barclays PLC	3.36%
Lloyds Banking Group PLC	3.11%
NatWest Group PLC	2.74%
National Grid PLC	2.61%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IPKW-AR
Invesco International BuyBack AchieversTM ETF

Invesco International Corporate Bond ETF
PICB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco International Corporate Bond ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Corporate Bond ETF	$52	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the investment grade corporate bond market benefited from relatively lower longer term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P International Corporate Bond Index® (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.02%, differed from the return of the Index, 8.73%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and industrials sectors, respectively.
Positions | Electricite de France S.A, 6.13% coupon, due 6/2/2034 (no longer held at fiscal year-end), followed by Norway Government Bond, Series 479, 1.75% coupon, due 2/17/2027.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | NTT Finance Corp., Series 18, 0.38% coupon, due 9/20/2030, followed by SW (Finance) I PLC, 7.38% coupon, due 12/12/2041 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco International Corporate Bond ETF — NAV Return	9.02%	-1.20%	1.01%
S&P International Corporate Bond Index® (Net)	8.73%	-1.29%	0.96%
MSCI ACWI ex USA® Index (Net)	24.93%	11.18%	7.67%
Bloomberg Pan-European Aggregate Index	9.13%	-2.36%	0.44%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$235,172,053
Total number of portfolio holdings	551
Total advisory fees paid	$780,919
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NTT Finance Corp., Series 18, 0.38%, 09/20/2030	0.78%
Toronto-Dominion Bank (The), 4.21%, 06/01/2027	0.65%
Toronto-Dominion Bank (The), 4.68%, 01/08/2029	0.62%
Enel Finance International N.V., 5.75%, 09/14/2040	0.61%
Bank of Montreal, 4.31%, 06/01/2027	0.60%
Bank of Montreal, 3.19%, 03/01/2028	0.60%
Royal Bank of Canada, 4.63%, 05/01/2028	0.58%
Bank of Montreal, 4.71%, 12/07/2027	0.58%
Canadian Imperial Bank of Commerce, 4.95%, 06/29/2027	0.52%
Royal Bank of Canada, 4.64%, 01/17/2028	0.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PICB-AR
Invesco International Corporate Bond ETF

Invesco MSCI Global Climate 500 ETF
KLMT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco MSCI Global Climate 500 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Climate 500 ETF	$11	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite a difficult tariff environment, the Fund experienced positive returns while still slightly underperforming the MSCI ACWI Index. The Fund's underperformance was due primarily to security selection in the industrials, real estate, and energy sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that are based on the securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 21.99%, differed from the return of the Index, 21.76%, primarily due to favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials sector.
Positions | NVIDIA Corp., an information technology company, and Broadcom, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector.
Positions | Novo Nordisk A/S, Class B, a health care company, and UnitedHealth Group, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/26/24)
Invesco MSCI Global Climate 500 ETF — NAV Return	21.99%	19.20%
MSCI ACWI Select Climate 500 Index	21.76%	19.00%
MSCI ACWI Index (Net)	22.64%	19.86%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,402,945,854
Total number of portfolio holdings	501
Total advisory fees paid	$1,386,829
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.47%
Apple, Inc.	4.51%
Microsoft Corp.	4.07%
Amazon.com, Inc.	2.59%
Alphabet, Inc., Class A	2.05%
Broadcom, Inc.	1.84%
Meta Platforms, Inc., Class A	1.60%
Tesla, Inc.	1.47%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.36%
Alphabet, Inc., Class C	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective June 2, 2025, the Fund modified its principal investment strategies to reflect certain updates to the Index methodology effective as of such date, specifically that the Index (i) no longer excludes companies in the business of fossil fuel power generation from the Index’s investment universe, and (ii) lowered certain thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Index’s investment universe.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMT-AR
Invesco MSCI Global Climate 500 ETF

Invesco MSCI Global Timber ETF
CUT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco MSCI Global Timber ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Global Timber ETF	$70	0.76%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the timber industry faced significant challenges, including a collapse in lumber prices, a weakening housing market, and additional pressure on Canadian companies from U.S. trade tariffs and duties. The Fund's underperformance relative to the MSCI World Index largely stemmed from an overweight allocation to paper and plastic packaging products companies and materials, paper products and forest products companies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI ACWI IMI Timber Select Capped Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, -15.75%, differed from the return of the Index, -15.67%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by favorable dividend tax withholding on foreign securities along with the impact of foreign fair valuation.
What contributed to performance?
Sub-industry Allocations |  Metal, glass & plastic containers sub-industry.
Positions | Oji Holdings Corp., a paper products company and Stora Enso OYJ, Class R, a paper products company.
What detracted from performance?
Sub-Industry Allocations |  Paper and plastic packaging products & materials sub-industry, followed by the paper products sub-industry.
Positions | Graphic Packaging Holding Co., a paper & plastic packaging products & materials company and SIG Group AG, a paper & plastic packaging products & materials.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco MSCI Global Timber ETF — NAV Return	-15.75%	2.53%	3.64%
Blended - MSCI ACWI IMI Timber Select Capped Index (Net)	-15.67%	2.64%	3.70%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
MSCI World Index (Net)	22.02%	15.58%	11.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on April 6, 2018, Guggenheim MSCI Global Timber ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim MSCI Global Timber ETF and the Fund.
- The Blended - MSCI ACWI IMI Timber Select Capped Index (Net) performance is comprised of the performance of the Beacon Global Timber Index, the Fund's former underlying index, prior to May 20, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$40,805,461
Total number of portfolio holdings	61
Total advisory fees paid	$128,890
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Svenska Cellulosa AB S.C.A., Class B	5.48%
Packaging Corp. of America	5.45%
Avery Dennison Corp.	5.38%
UPM-Kymmene OYJ	5.26%
Amcor PLC	4.93%
Weyerhaeuser Co.	4.78%
Smurfit WestRock PLC	4.62%
Stora Enso OYJ, Class R	4.60%
International Paper Co.	4.43%
Suzano S.A.	4.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CUT-AR
Invesco MSCI Global Timber ETF

Invesco MSCI Green Building ETF
GBLD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco MSCI Green Building ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI Green Building ETF	$41	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Global Green Building Index delivered positive returns, supported by the tendency of green properties to command higher premiums and occupancy rates compared to their non-green counterparts. However, commercial real estate, and to a lesser extent green buildings, continued to face vacancy rates above pre-pandemic levels during the period. The Fund's underperformance relative to the MSCI All Country World IMI Index was largely attributed to an overweight in office real estate investment trusts ("REITs"), exposure to homebuilding, and security selection in healthcare REITs.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Green Building Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 9.42%, differed from the return of the Index, 9.10%, primarily due to favorable dividend tax withholding on foreign securities along with the impact of foreign fair valuation, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations |  Retail REITs sub-industry, followed by the diversified REITs sub-industry.
Positions | Unibail-Rodamco-Westfield, a retail REITs company and Swiss Prime Site AG, a diversified REITs company.
What detracted from performance?
Sub-Industry Allocations |  Health care REITs, followed by the homebuilding sub-industry.
Positions | Alexandria Real Estate Equities, Inc., a health care REITs company (no longer held at fiscal year-end) and Meritage Homes Corp., a homebuilding company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (4/22/21)
Invesco MSCI Green Building ETF — NAV Return	9.42%	-2.44%
MSCI Global Green Building Index (Net)	9.10%	-2.54%
MSCI All Country World IMI Index (Net)	22.00%	9.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$5,435,428
Total number of portfolio holdings	105
Total advisory fees paid	$23,463
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Unibail-Rodamco-Westfield	4.64%
Swiss Prime Site AG	4.22%
BXP, Inc.	3.94%
CapitaLand Integrated Commercial Trust	3.92%
CapitaLand Ascendas REIT	3.13%
Klepierre S.A.	3.03%
Nippon Building Fund, Inc.	2.65%
Vicinity Ltd.	2.37%
Vornado Realty Trust	2.28%
Merlin Properties SOCIMI S.A.	2.27%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
At a meeting held on December 17, 2025, the Board of Trustees of the Fund approved the termination and liquidation of the Fund, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 25, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GBLD-AR
Invesco MSCI Green Building ETF

Invesco RAFI Developed Markets ex-U.S. ETF
PXF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. ETF, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Developed Markets ex-U.S. ETF	$51	0.44%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and a more accommodative stance from central banks. The Fund outperformed the MSCI EAFE® Index due primarily to security selection within the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1000 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Developed ex U.S. 1000 Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 30.61%, differed from the return of the Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and the Index for the remainder of the fiscal year ended October 31, 2025), 31.60%, primarily due to fees and expenses incurred by the Fund during the period, as well as negative differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Samsung Electronics Co. Ltd., an information technology company, and Banco Santander S.A., a financials company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Novo Nordisk A/S, Class B, a health care company, and Stellantis N.V., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Developed Markets ex-U.S. ETF — NAV Return	30.61%	16.95%	8.59%
Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark	31.60%	17.33%	8.83%
RAFI™ Fundamental Select Developed ex US 1000 Index	N/A	N/A	N/A
FTSE RAFI™ Developed ex U.S. 1000 Index (Net)	29.69%	16.99%	8.67%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark performance is comprised of the performance of the Previous Index through March 21, 2025, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the RAFI™ Fundamental Select Developed ex US 1000 Index's commencement date of December 9, 2024.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,164,926,678
Total number of portfolio holdings	1,135
Total advisory fees paid	$8,368,119
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	3.06%
Shell PLC	2.03%
TotalEnergies SE	1.16%
Toyota Motor Corp.	1.13%
HSBC Holdings PLC	1.13%
Roche Holding AG	0.91%
BP PLC	0.90%
Banco Santander S.A.	0.83%
BHP Group Ltd.	0.80%
SoftBank Group Corp.	0.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXF-AR
Invesco RAFI Developed Markets ex-U.S. ETF

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
PDN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”), formerly Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	$55	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and a more accommodative stance from central banks. The Fund outperformed the MSCI EAFE® Index due primarily to security selection within the industrials, health care, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Developed ex US 1500 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 29.76%, differed from the return of the Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended October 31, 2025), 30.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials sector.
Positions | Doosan Co. Ltd., an industrials company, and Hanwha Aerospace Co. Ltd., an industrials company.
What detracted from performance?
Sector Allocations |  Utilities sector, followed by the consumer staples sector.
Positions | Algoma Steel Group, Inc., a materials company, and Fugro N.V., an industrials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF — NAV Return	29.76%	10.48%	7.30%
Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark	30.28%	10.92%	7.67%
RAFI™ Fundamental Select Developed ex US 1500 Index	N/A	N/A	N/A
FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index (Net)	29.05%	10.71%	7.57%
MSCI World ex USA IMI Index	23.90%	12.31%	7.72%
MSCI EAFE® Small Cap Index (Net)	24.50%	9.06%	7.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark performance is comprised of the performance of the Previous Index through March 21, 2025, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the RAFI™ Fundamental Select Developed ex US 1500 Index's commencement date of December 9, 2024.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$364,376,435
Total number of portfolio holdings	1,836
Total advisory fees paid	$1,791,795
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Doosan Co. Ltd.	0.44%
Hanwha Aerospace Co. Ltd.	0.27%
Sumitomo Pharma Co. Ltd.	0.24%
Korea Investment Holdings Co. Ltd.	0.24%
IAMGOLD Corp.	0.22%
Kinden Corp.	0.22%
SSR Mining, Inc.	0.21%
Cameco Corp.	0.20%
Eldorado Gold Corp.	0.19%
NHK Spring Co. Ltd.	0.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PDN-AR
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco RAFI Emerging Markets ETF
PXH | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco RAFI Emerging Markets ETF (the “Fund”), formerly Invesco FTSE RAFI Emerging Markets ETF, for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFI Emerging Markets ETF	$54	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index experienced positive returns following initial tariff concerns and improving growth prospects. The Fund lagged the MSCI Emerging Markets Index due primarily to security selection within the information technology sector and overweight allocation to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFITM Fundamental Select Emerging Markets 350 Index (the "Index"), and prior to March 24, 2025, the FTSE RAFITM Emerging Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 25.76%, differed from the return of the Custom Invesco RAFI Emerging Markets ETF Benchmark (a composite of the returns of the Previous Index through March 21, 2025, and of the Index for the remainder of the fiscal year ended October 31, 2025), 26.52%, primarily due to fees and expenses incurred by the Fund during the period, as well as negative differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology sector.
Positions | Alibaba Group Holding Ltd., a consumer discretionary company, and Taiwan Semiconductor Manufacturing Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the health care sector.
Positions | Meituan, B Shares, a consumer discretionary company, and JD.com, Inc., ADR, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco RAFI Emerging Markets ETF — NAV Return	25.76%	13.02%	9.33%
Custom Invesco RAFI Emerging Markets ETF Benchmark	26.52%	13.98%	10.06%
RAFI™ Fundamental Select Emerging Markets 350 Index	N/A	N/A	N/A
FTSE RAFI™ Emerging Index (Net)	26.39%	13.96%	10.04%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Custom Invesco RAFI Emerging Markets ETF Benchmark performance is comprised of the performance of the Previous Index through March 21, 2025, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the RAFI™ Fundamental Select Emerging Markets 350 Index's commencement date of December 9, 2024.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$1,693,854,503
Total number of portfolio holdings	445
Total advisory fees paid	$6,552,367
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.26%
Alibaba Group Holding Ltd.	5.28%
Tencent Holdings Ltd.	3.14%
Hon Hai Precision Industry Co. Ltd.	2.99%
China Construction Bank Corp., H Shares	2.90%
Petroleo Brasileiro S.A., Preference Shares	2.86%
Vale S.A.	2.31%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.93%
Industrial & Commercial Bank of China Ltd., H Shares	1.89%
Bank of China Ltd., H Shares	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PXH-AR
Invesco RAFI Emerging Markets ETF

Invesco S&P Emerging Markets Low Volatility ETF
EELV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P Emerging Markets Low Volatility ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Low Volatility ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index (Net) saw positive returns on improving growth prospects despite a decline in the spring on tariff concerns. The Fund's large average underweight allocation to the information technology sector and its security selection results within the materials, communication services, and industrials sectors were significant drivers of its relative underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility IndexTM (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 13.89%, differed from the return of the Index, 13.55%, primarily due to positive impact from fair valuation of foreign securities, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities sector.
Positions | OTP Bank Nyrt, a financials company, followed by Abu Dhabi Islamic Bank PJSC, a financials company.
What detracted from performance?
Sector Allocations |  Materials sector, followed by the health care sector.
Positions | Grupo Elektra S.A.B. de C.V., a financials company (no longer held at fiscal year-end), and Airports of Thailand PCL NVDR, an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Low Volatility ETF — NAV Return	13.89%	10.59%	5.81%
S&P BMI Emerging Markets Low Volatility Index™ (Net)	13.55%	11.32%	6.52%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$408,683,925
Total number of portfolio holdings	206
Total advisory fees paid	$1,136,599
Portfolio turnover rate	68%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tisco Financial Group PCL, NVDR	1.10%
Kuwait Finance House K.S.C.P.	0.90%
Saudi Arabian Oil Co.	0.89%
Jarir Marketing Co.	0.84%
Chunghwa Telecom Co. Ltd.	0.84%
IHH Healthcare Bhd.	0.78%
Saudi Telecom Co.	0.74%
AlRayan Bank	0.72%
Malayan Banking Bhd.	0.72%
Hong Leong Bank Bhd.	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EELV-AR
Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF
EEMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P Emerging Markets Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Emerging Markets Momentum ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI Emerging Markets Index (Net) saw positive returns on improving growth prospects despite a decline in the spring on tariff concerns. The Fund's security selection results in the information technology and consumer discretionary sectors, as well as its average underweight allocation to the information technology sector, were significant drivers of its relative underperformance versus the MSCI Emerging Markets Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities of companies that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 10.45%, differed from the return of the Index, 9.88%, primarily due to the positive differential treatment of foreign capital gains taxes and the fair valuation of foreign securities between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Taiwan Semiconductor Manufacturing Co., Ltd., an information technology company (no longer held at fiscal year-end), and Tencent Holdings Ltd., a communication services company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services sector.
Positions | Meituan, B Shares, a consumer discretionary company (no longer held at fiscal year-end), and Xiaomi Corp., B Shares, an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Emerging Markets Momentum ETF — NAV Return	10.45%	4.37%	5.06%
Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net)	9.88%	5.77%	6.55%
MSCI Emerging Markets Index (Net)	27.91%	7.46%	7.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net) performance is comprised of the performance of the S&P BMI Emerging Markets High Beta Index™, the Fund's former underlying index, through March 21, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$13,396,245
Total number of portfolio holdings	232
Total advisory fees paid	$36,699
Portfolio turnover rate	128%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Tencent Holdings Ltd.	9.40%
Xiaomi Corp., B Shares	6.94%
China Construction Bank Corp., H Shares	4.59%
HDFC Bank Ltd.	4.23%
Industrial & Commercial Bank of China Ltd., H Shares	2.58%
Naspers Ltd.	2.38%
Bharti Airtel Ltd.	2.15%
Doosan Enerbility Co. Ltd.	2.02%
Bank of China Ltd., H Shares	1.75%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EEMO-AR
Invesco S&P Emerging Markets Momentum ETF

Invesco S&P Global Water Index ETF
CGW | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P Global Water Index ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Global Water Index ETF	$62	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, despite an initial decline in the spring of 2025 on tariff concerns, the MSCI EAFE® Index saw strong returns. The Fund's focus on water, coupled with a lack of exposure to the financials sector created headwinds compared to the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Global Water Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index, as well as American depositary receipts and global depositary receipts that represent securities in the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 12.48%, differed from the return of the Index, 12.87%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by favorable dividend tax withholding on foreign securities as well as income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Water utilities industry, followed by the machinery and building products industries, respectively.
Positions | Cia de Saneamento Basico do Estado de Sao Paulo SABESP, a water utilities company, and Xylem, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Commercial services & supplies industry, followed by the electronic equipment instruments & components and metals & mining industries, respectively.
Positions | Advanced Drainage Systems, Inc., a building products company, and American States Water Co., a water utilities company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Global Water Index ETF — NAV Return	12.48%	10.78%	10.28%
S&P Global Water Index (Net)	12.87%	11.02%	10.53%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
Effective after the close of business on April 6, 2018, Guggenheim S&P Global Water Index ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim S&P Global Water Index ETF and the Fund.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$984,500,681
Total number of portfolio holdings	65
Total advisory fees paid	$4,747,817
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Xylem, Inc.	8.20%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7.96%
American Water Works Co., Inc.	7.33%
United Utilities Group PLC	5.77%
Veralto Corp.	5.73%
Severn Trent PLC	5.15%
Essential Utilities, Inc.	4.31%
Geberit AG	3.90%
Ecolab, Inc.	3.67%
Advanced Drainage Systems, Inc.	3.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-CGW-AR
Invesco S&P Global Water Index ETF

Invesco S&P International Developed Low Volatility ETF
IDLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P International Developed Low Volatility ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index (Net) experienced positive returns on more accommodative stances from central banks despite a decline in the spring on tariff concerns. The Fund's security selection results in the financials, industrials, and communication services sectors were significant drivers of its relative underperformance versus the MSCI EAFE® Index (Net).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low VolatilityTM Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.43%, differed from the return of the Index, 18.32%, primarily due to positive differences in the tax withholding treatment of dividends between the Fund and the Index, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Singapore Technologies Engineering Ltd., an industrials company (no longer held at fiscal year-end), and Poste Italiane S.p.A., a financials company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the materials sector.
Positions | CSL Ltd., a health care company (no longer held at fiscal year-end), and Bunzl PLC, an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Low Volatility ETF — NAV Return	18.43%	7.62%	4.90%
S&P BMI International Developed Low Volatility™ Index (Net)	18.32%	7.67%	4.93%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$324,261,888
Total number of portfolio holdings	203
Total advisory fees paid	$762,895
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
HK Electric Investments & HK Electric Investments Ltd.	0.85%
CLP Holdings Ltd.	0.78%
Telstra Group Ltd.	0.74%
ORIX JREIT, Inc.	0.74%
Daiwa House REIT Investment Corp.	0.71%
United Urban Investment Corp.	0.71%
Japan Metropolitan Fund Investment Corp.	0.70%
Advance Residence Investment Corp.	0.68%
Fortis, Inc.	0.67%
Aurizon Holdings Ltd.	0.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDLV-AR
Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF
IDMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P International Developed Momentum ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Momentum ETF	$29	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns on more accommodative stances from central banks despite a decline in the spring on tariff concerns. The Fund's large average overweight allocation to the financials sector, as well as its security selection results in the industrials and materials sectors, were significant drivers of its relative outperformance versus the MSCI EAFE® Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P World Ex-U.S. Momentum Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 34.06%, differed from the return of the Index, 34.35%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials sector.
Positions | Rolls-Royce Holdings PLC, an industrials company, and Rheinmetall AG, an industrials company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the real estate sector.
Positions | Novo Nordisk A/S, Class B, a health care company (no longer held at fiscal year-end), and Recruit Holdings Co. Ltd., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Momentum ETF — NAV Return	34.06%	16.27%	10.46%
Blended - Invesco S&P International Developed Momentum ETF Benchmark (Net)	34.35%	16.44%	10.76%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco S&P International Developed Momentum ETF Benchmark (Net) performance is comprised of the performance of the S&P BMI International Developed High Beta Index™ (Net), the Fund's former underlying index, through March 21, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$2,081,577,978
Total number of portfolio holdings	184
Total advisory fees paid	$2,182,548
Portfolio turnover rate	105%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Rolls-Royce Holdings PLC	3.54%
HSBC Holdings PLC	3.30%
Shopify, Inc., Class A	2.92%
Banco Santander S.A.	2.70%
Rheinmetall AG	2.61%
Allianz SE	2.54%
Commonwealth Bank of Australia	2.46%
Siemens Energy AG, Class A	2.41%
British American Tobacco PLC	2.19%
UniCredit S.p.A.	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDMO-AR
Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF
IDHQ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about Invesco S&P International Developed Quality ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P International Developed Quality ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, the MSCI EAFE® Index experienced positive returns following initial tariff concerns and more accommodative stance from central banks. The Fund underperformed developing market equities due primarily to specific security exposures in the financials, industrials, and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (the “Index”). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended October 31, 2025, the Fund's performance, on a net asset value ("NAV") basis, 18.60%, differed from the return of the Index, 18.70%, primarily due to fees and expenses incurred by the Fund during the period, which were partially offset by positive differences in the tax withholding treatment of dividends between the Fund and the Index.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the industrials sector.
Positions | ASML Holding N.V., an information technology company, and SK hynix, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the real estate sector.
Positions | Novo Nordisk A/S, a health care company (no longer held at fiscal year-end), and Recruit Holdings Co. Ltd., an industrials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P International Developed Quality ETF — NAV Return	18.60%	9.43%	8.09%
Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net)	18.70%	9.61%	8.19%
MSCI EAFE® Index (Net)	23.03%	12.33%	7.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - S&P Quality Developed ex-U.S. LargeMidCap Index (Net) performance is comprised of the performance of the S&P International Developed High Quality Rankings Index (Net), the Fund's former underlying index, through March 18, 2016, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of October 31, 2025)
Fund net assets	$531,427,069
Total number of portfolio holdings	190
Total advisory fees paid	$1,227,690
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
ASML Holding N.V.	6.37%
Novartis AG	3.85%
Nestle S.A.	3.64%
AstraZeneca PLC	3.37%
Roche Holding AG	3.05%
SK hynix, Inc.	2.70%
BHP Group Ltd.	2.62%
Unilever PLC	2.54%
LVMH Moet Hennessy Louis Vuitton SE	2.41%
Hitachi Ltd.	2.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IDHQ-AR
Invesco S&P International Developed Quality ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2025.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024
Audit Fees	$ 518,340	$ 469,680
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 289,440	$ 289,440
All Other Fees	$ 0	$ 0
Total Fees	$ 807,780	$ 759,120

(1)

Tax Fees for the fiscal years ended 2025 and 2024 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees (1)	$ 1,161,000	$ 1,134,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,161,000	$ 1,134,000

(1)	Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,737,000 for the fiscal year ended October 31, 2025 and $6,466,000 for the fiscal year ended October 31, 2024 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,187,440 for the fiscal year ended October 31, 2025 and $7,889,440 for the fiscal year ended October 31, 2024.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $26 million for the fiscal year ended 2025. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
October 31, 2025
BLKC	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
SATO	Invesco Alerian Galaxy Crypto Economy ETF

2

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
October 31, 2025
Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-85.37%
Australia-1.18%
IREN Ltd.(b)	1,472	$89,424
Canada-4.50%
Bitfarms Ltd.(b)	22,536	89,468
Hive Digital Technologies Ltd.(b)	13,521	70,309
Hut 8 Corp.(b)	2,027	102,688
Sol Strategies, Inc.(b)(c)	22,559	78,731
		341,196
Cayman Islands-0.94%
Bullish(b)	1,408	71,203
China-8.50%
Alibaba Group Holding Ltd., ADR	541	92,203
Boyaa Interactive International Ltd.	106,259	72,906
Canaan, Inc., ADR(b)	77,013	110,128
Cango, Inc., ADR(b)(c)	20,281	81,327
Meitu, Inc.(b)(d)	78,470	87,130
Mercurity Fintech Holding, Inc.(b)(c)	2,992	31,236
Next Technology Holding, Inc.(b)(c)	3,904	72,146
OSL Group Ltd.(b)(c)	43,346	98,094
		645,170
Germany-2.23%
Northern Data AG(b)(c)	4,678	80,143
SAP SE	341	88,804
		168,947
Hong Kong-1.04%
Sinohope Technology Holdings Ltd.(b)(d)	135,078	79,037
Israel-1.16%
Etoro Group Ltd.(b)	2,380	88,203
Japan-2.21%
Metaplanet, Inc.(b)	25,717	81,095
Sony Group Corp.	3,098	86,309
		167,404
Norway-1.27%
Aker ASA, Class A	1,238	96,315
Switzerland-1.27%
Nestle S.A.	1,008	96,553
Taiwan-1.24%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	313	94,035
United States-59.83%
Accenture PLC, Class A	373	93,287
Advanced Micro Devices, Inc.(b)	404	103,472
Amazon.com, Inc.(b)	412	100,619
American Bitcoin Corp., Class A(b)(c)	14,367	73,128
Applied Digital Corp.(b)	3,209	111,224
Bakkt Holdings, Inc.(b)	2,459	68,041
Bank of America Corp.	1,887	100,860
Bit Digital, Inc.(b)	23,380	85,571
Bitcoin Depot, Inc.(b)	28,260	77,715
Bitdeer Technologies Group(b)(c)	4,582	101,720
BitFuFu, Inc., Class A(b)(c)	24,068	83,997
Bitmine Immersion Technologies, Inc.(b)	1,592	74,267
BTCS, Inc.(b)	16,597	61,907
	Shares	Value
United States-(continued)
Cipher Mining, Inc.(b)	5,223	$97,409
Circle Internet Group, Inc.(b)(c)	624	79,236
Cisco Systems, Inc.	1,343	98,187
Citigroup, Inc.	979	99,104
CleanSpark, Inc.(b)	4,678	83,268
Coinbase Global, Inc., Class A(b)	243	83,539
Core Scientific, Inc.(b)	5,216	112,353
Exodus Movement, Inc., Class A(b)(c)	3,167	77,560
Galaxy Digital, Inc.(b)	2,226	77,932
GameStop Corp., Class A(b)(c)	3,905	87,042
Goldman Sachs Group, Inc. (The)	120	94,724
Honeywell International, Inc.	460	92,612
Intel Corp.(b)	2,486	99,415
International Business Machines Corp.	326	100,216
Intuit, Inc.	145	96,795
JPMorgan Chase & Co.	307	95,514
Kindly MD, Inc.(b)	100,356	93,291
MARA Holdings, Inc.(b)	4,652	84,992
Mastercard, Inc., Class A	166	91,630
Microsoft Corp.	180	93,206
NVIDIA Corp.	488	98,815
Oracle Corp.	316	82,985
PayPal Holdings, Inc.(b)	1,242	86,033
QUALCOMM, Inc.	568	102,751
Riot Platforms, Inc.(b)	4,218	83,432
Robinhood Markets, Inc., Class A(b)	617	90,563
Salesforce, Inc.	383	99,737
Semler Scientific, Inc.(b)(c)	3,323	87,927
SoFi Technologies, Inc.(b)	3,303	98,033
Solstice Advanced Materials, Inc.(b)	115	5,183
Strategy, Inc., Class A(b)	293	78,966
Terawulf, Inc.(b)	6,916	107,198
Tesla, Inc.(b)	216	98,617
Texas Instruments, Inc.	525	84,766
Trump Media & Technology Group Corp.(b)	5,505	84,364
Verizon Communications, Inc.	2,301	91,442
Visa, Inc., Class A	270	92,000
Walmart, Inc.	923	93,389
		4,540,034
Total Common Stocks & Other Equity Interests (Cost $4,942,970)		6,477,521
Exchange-Traded Funds-14.46%
United States-14.46%
Grayscale Bitcoin Trust ETF(b)	1,447	124,471
Bitwise Bitcoin ETF(b)	616	36,757
Fidelity Wise Origin Bitcoin Fund(b)	1,784	170,711
ARK 21Shares Bitcoin ETF(b)	1,024	37,355
iShares Bitcoin Trust ETF(b)	10,469	652,219
Grayscale Bitcoin Mini Trust ETF(b)	820	39,868
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)—(continued)
October 31, 2025
	Shares	Value
United States-(continued)
VanEck Bitcoin ETF(b)	1,163	$36,088
Total Exchange-Traded Funds (Cost $866,765)		1,097,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $5,809,735)		7,574,990
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.88%
Invesco Private Government Fund, 4.13%(e)(f)(g)	228,717	228,717
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.30%(e)(f)(g)	596,380	$596,559
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $825,276)		825,276
TOTAL INVESTMENTS IN SECURITIES-110.71% (Cost $6,635,011)		8,400,266
OTHER ASSETS LESS LIABILITIES-(10.71)%		(812,698)
NET ASSETS-100.00%		$7,587,568

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $166,167, which represented 2.19% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,612,748	$(1,612,748)	$-	$-	$-	$696
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	188,767	3,275,223	(3,235,273)	-	-	228,717	6,964 *
Invesco Private Prime Fund	493,333	5,888,526	(5,785,408)	3	105	596,559	18,352 *
Total	$682,100	$10,776,497	$(10,633,429)	$3	$105	$825,276	$26,012

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Crypto Economy ETF (SATO)
October 31, 2025
Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-84.88%
Australia-1.92%
IREN Ltd.(b)	4,309	$261,772
Canada-7.33%
Bitfarms Ltd.(b)(c)	65,905	261,643
Hive Digital Technologies Ltd.(b)	39,534	205,577
Hut 8 Corp.(b)(c)	5,935	300,667
Sol Strategies, Inc.(b)(c)	65,963	230,210
		998,097
Cayman Islands-1.53%
Bullish(b)	4,125	208,601
China-11.08%
Boyaa Interactive International Ltd.	310,698	213,174
Canaan, Inc., ADR(b)	225,345	322,243
Cango, Inc., ADR(b)(c)	59,301	237,797
Meitu, Inc.(b)(d)	132,114	146,694
Mercurity Fintech Holding, Inc.(b)(c)	8,749	91,339
Next Technology Holding, Inc.(b)(c)	11,420	211,042
OSL Group Ltd.(b)(c)	126,744	286,829
		1,509,118
Germany-1.72%
Northern Data AG(b)(c)	13,678	234,331
Hong Kong-1.70%
Sinohope Technology Holdings Ltd.(b)(d)	394,965	231,104
Israel-1.89%
Etoro Group Ltd.(b)	6,968	258,234
Japan-1.00%
Metaplanet, Inc.(b)	43,072	135,821
Norway-1.19%
Aker ASA, Class A	2,087	162,367
Taiwan-1.16%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	528	158,627
United States-54.36%
Advanced Micro Devices, Inc.(b)	680	174,162
American Bitcoin Corp., Class A(b)(c)	42,009	213,826
Applied Digital Corp.(b)	9,383	325,215
Bakkt Holdings, Inc.(b)	7,201	199,252
Bit Digital, Inc.(b)	68,447	250,516
Bitcoin Depot, Inc.(b)(c)	82,630	227,233
Bitdeer Technologies Group(b)	13,400	297,480
BitFuFu, Inc., Class A(b)(c)	70,373	245,602
Bitmine Immersion Technologies, Inc.(b)	4,656	217,202
BTCS, Inc.(b)(c)	48,529	181,013
Cipher Mining, Inc.(b)	15,280	284,972
Circle Internet Group, Inc.(b)(c)	1,826	231,865
CleanSpark, Inc.(b)	13,696	243,789
Coinbase Global, Inc., Class A(b)	711	244,428
Core Scientific, Inc.(b)	15,237	328,205
Exodus Movement, Inc., Class A(b)(c)	9,274	227,120
Galaxy Digital, Inc.(b)	6,517	228,160
GameStop Corp., Class A(b)(c)	6,583	146,735
	Shares	Value
United States-(continued)
Goldman Sachs Group, Inc. (The)	203	$160,242
JPMorgan Chase & Co.	518	161,160
Kindly MD, Inc.(b)	293,440	272,782
MARA Holdings, Inc.(b)	13,608	248,618
Microsoft Corp.	303	156,896
NVIDIA Corp.	822	166,447
PayPal Holdings, Inc.(b)	2,091	144,844
Riot Platforms, Inc.(b)	12,350	244,283
Robinhood Markets, Inc., Class A(b)	1,039	152,504
Semler Scientific, Inc.(b)(c)	9,716	257,085
SoFi Technologies, Inc.(b)	5,570	165,318
Strategy, Inc., Class A(b)	859	231,509
Terawulf, Inc.(b)	20,247	313,829
Tesla, Inc.(b)	363	165,731
Trump Media & Technology Group Corp.(b)	9,281	142,231
Visa, Inc., Class A	456	155,377
		7,405,631
Total Common Stocks & Other Equity Interests (Cost $8,419,002)		11,563,703
Exchange-Traded Funds-14.96%
United States-14.96%
Grayscale Bitcoin Trust ETF(b)	2,677	230,275
Bitwise Bitcoin ETF(b)	1,145	68,322
Fidelity Wise Origin Bitcoin Fund(b)	3,317	317,404
ARK 21Shares Bitcoin ETF(b)	1,911	69,713
iShares Bitcoin Trust ETF(b)	19,413	1,209,430
Grayscale Bitcoin Mini Trust ETF(b)	1,522	74,000
VanEck Bitcoin ETF(b)	2,198	68,204
Total Exchange-Traded Funds (Cost $1,314,610)		2,037,348
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $9,733,612)		13,601,051
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.00%
Invesco Private Government Fund, 4.13%(e)(f)(g)	566,668	566,668
Invesco Private Prime Fund, 4.30%(e)(f)(g)	1,476,611	1,477,054
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,043,722)		2,043,722
TOTAL INVESTMENTS IN SECURITIES-114.84% (Cost $11,777,334)		15,644,773
OTHER ASSETS LESS LIABILITIES-(14.84)%		(2,021,247)
NET ASSETS-100.00%		$13,623,526

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Crypto Economy ETF (SATO)—(continued)
October 31, 2025
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $377,798, which represented 2.77% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,873,925	$(3,873,925)	$-	$-	$-	$1,332
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	781,885	14,098,607	(14,313,824)	-	-	566,668	30,589 *
Invesco Private Prime Fund	2,180,165	24,417,226	(25,120,560)	89	134	1,477,054	80,128 *
Total	$2,962,050	$42,389,758	$(43,308,309)	$89	$134	$2,043,722	$112,049

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations.
Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Consolidated Statements of Assets and Liabilities
October 31, 2025
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$7,574,990	$13,601,051
Affiliated investments in securities, at value	825,276	2,043,722
Foreign currencies, at value	3,616	49,085
Receivable for:
Dividends	2,636	51
Securities lending	24,816	67,330
Total assets	8,431,334	15,761,239
Liabilities:
Due to custodian	14,546	86,806
Payable for:
Collateral upon return of securities loaned	825,276	2,043,722
Accrued unitary management fees	3,944	7,185
Total liabilities	843,766	2,137,713
Net Assets	$7,587,568	$13,623,526
Net assets consist of:
Shares of beneficial interest	$6,291,955	$11,198,287
Distributable earnings	1,295,613	2,425,239
Net Assets	$7,587,568	$13,623,526
Shares outstanding (unlimited amount authorized, $0.01 par value)	250,001	500,001
Net asset value	$30.35	$27.25
Market price	$30.35	$27.29
Unaffiliated investments in securities, at cost	$5,809,735	$9,733,612
Affiliated investments in securities, at cost	$825,276	$2,043,722
Foreign currencies, at cost	$3,612	$49,010
(a)Includes securities on loan with an aggregate value of:	$813,276	$2,018,406
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Statements of Operations
For the year ended October 31, 2025
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$32,943	$30,344
Affiliated dividend income	696	1,332
Securities lending income, net	81,126	313,735
Foreign withholding tax	(2,118)	(2,404)
Total investment income	112,647	343,007
Expenses:
Unitary management fees	25,240	67,512
Less: Waivers	(15)	(29)
Net expenses	25,225	67,483
Net investment income	87,422	275,524
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,551,183	4,869,170
Affiliated investment securities	105	134
In-kind redemptions	-	868,825
Foreign currencies	(659)	(2,632)
Net realized gain	1,550,629	5,735,497
Change in net unrealized appreciation of:
Unaffiliated investment securities	857,193	1,188,953
Affiliated investment securities	3	89
Foreign currencies	48	503
Change in net unrealized appreciation	857,244	1,189,545
Net realized and unrealized gain	2,407,873	6,925,042
Net increase in net assets resulting from operations	$2,495,295	$7,200,566
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Changes in Net Assets
For the years ended October 31, 2025 and 2024
	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)		Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	2025	2024	2025	2024
Operations:
Net investment income	$87,422	$44,063	$275,524	$132,617
Net realized gain	1,550,629	1,199,444	5,735,497	3,013,509
Change in net unrealized appreciation	857,244	618,208	1,189,545	1,984,276
Net increase in net assets resulting from operations	2,495,295	1,861,715	7,200,566	5,130,402
Distributions to Shareholders from:
Distributable earnings	(829,210)	(76,309)	(1,745,456)	(238,390)
Shareholder Transactions:
Proceeds from shares sold	2,558,800	-	1,993,298	1,335,215
Value of shares repurchased	(42)	(1,012,610)	(2,308,650)	(2,099,025)
Net increase (decrease) in net assets resulting from share transactions	2,558,758	(1,012,610)	(315,352)	(763,810)
Net increase in net assets	4,224,843	772,796	5,139,758	4,128,202
Net assets:
Beginning of year	3,362,725	2,589,929	8,483,768	4,355,566
End of year	$7,587,568	$3,362,725	$13,623,526	$8,483,768
Changes in Shares Outstanding:
Shares sold	100,000	-	100,000	100,000
Shares repurchased	-	(50,000)	(100,000)	(150,000)
Shares outstanding, beginning of year	150,001	200,001	500,001	550,001
Shares outstanding, end of year	250,001	150,001	500,001	500,001
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Consolidated Financial Highlights
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
	Years Ended October 31,				For the Period October 5, 2021(a) Through October 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$22.42	$12.95	$9.83	$27.93	$25.00
Net investment income(b)	0.51	0.26	0.20	0.33	0.01
Net realized and unrealized gain (loss) on investments	12.89	9.62	3.23	(18.02)	2.92
Total from investment operations	13.40	9.88	3.43	(17.69)	2.93
Distributions to shareholders from:
Net investment income	(5.47)	(0.41)	(0.31)	(0.41)	-
Net asset value at end of period	$30.35	$22.42	$12.95	$9.83	$27.93
Market price at end of period(c)	$30.35	$22.43	$12.94	$9.82	$27.73
Net Asset Value Total Return(d)	70.04%	76.95%	35.88%	(63.88)%	11.72%(e)
Market Price Total Return(d)	69.98%	77.18%	35.92%	(63.66)%	10.92%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,588	$3,363	$2,590	$1,966	$5,586
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.61%	0.60%(f)
Net investment income	2.08%	1.37%	1.78%	1.94%	0.27%(f)
Portfolio turnover rate(g)	131%	91%	90%	124%	12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Financial Highlights—(continued)
Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Years Ended October 31,				For the Period October 5, 2021(a) Through October 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.97	$7.92	$6.15	$29.41	$25.00
Net investment income (loss)(b)	0.49	0.23	0.14	0.36	(0.01)
Net realized and unrealized gain (loss) on investments	13.16	9.24	1.85	(23.23)	4.42
Total from investment operations	13.65	9.47	1.99	(22.87)	4.41
Distributions to shareholders from:
Net investment income	(3.37)	(0.42)	(0.22)	(0.36)	-
Net realized gains	-	-	-	(0.03)	-
Total distributions	(3.37)	(0.42)	(0.22)	(0.39)	-
Net asset value at end of period	$27.25	$16.97	$7.92	$6.15	$29.41
Market price at end of period(c)	$27.29	$16.91	$7.96	$6.14	$29.09
Net Asset Value Total Return(d)	89.74%	121.02%	34.34%	(78.47)%	17.64%(e)
Market Price Total Return(d)	90.59%	119.10%	35.23%	(78.27)%	16.36%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,624	$8,484	$4,356	$2,768	$11,763
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.61%	0.60%(f)
Net investment income (loss)	2.45%	1.71%	1.93%	2.57%	(0.60)%(f)
Portfolio turnover rate(g)	164%	137%	131%	149%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Notes to Consolidated Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following Funds and their respective wholly-owned subsidiaries (each, a "Subsidiary") organized under the laws of the Cayman Islands:
Full Name	Short Name	Subsidiary
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	"Alerian Galaxy Blockchain Users and Decentralized Commerce ETF"	Invesco GBE Cayman Ltd.
Invesco Alerian Galaxy Crypto Economy ETF (SATO)	"Alerian Galaxy Crypto Economy ETF"	Invesco GCE Cayman Ltd.
The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index
Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index
Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

12

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

13

B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Consolidated Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several

14

factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Consolidated Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Consolidated Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Consolidated Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents, the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust or the Adviser (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ consolidated financial statements. Adoption of the new standard impacted the Funds’ financial statement notes disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for

15

international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Consolidated Statements of Operations, were incurred by each Fund as listed below:
Amount
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$5,158
Alerian Galaxy Crypto Economy ETF	19,034

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit

16

risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Other Risks
ADR and GDR Risk. The Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.
Furthermore, companies that are developing applications of blockchain technology may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.
Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.
In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.
Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network

17

or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.
Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.
Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.
Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.
There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue

18

or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

19

viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because Alerian Galaxy Crypto Economy ETF is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Portfolio Turnover Risk. The Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. A Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile than those of more established companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it more difficult for a Fund to buy and sell them. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair

20

valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%
Alerian Galaxy Crypto Economy ETF	0.60%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$15
Alerian Galaxy Crypto Economy ETF	29
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with VettaFi, LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$3,431
Alerian Galaxy Crypto Economy ETF	14,336
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

21

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,611,135	$866,386	$-	$6,477,521
Exchange-Traded Funds	1,097,469	-	-	1,097,469
Money Market Funds	-	825,276	-	825,276
Total Investments	$6,708,604	$1,691,662	$-	$8,400,266
Alerian Galaxy Crypto Economy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,153,383	$1,410,320	$-	$11,563,703
Exchange-Traded Funds	2,037,348	-	-	2,037,348
Money Market Funds	-	2,043,722	-	2,043,722
Total Investments	$12,190,731	$3,454,042	$-	$15,644,773
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$829,210	$76,309
Alerian Galaxy Crypto Economy ETF	1,745,456	238,390

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$88,470	$1,611,353	$5	$(404,215)	$6,291,955	$7,587,568
Alerian Galaxy Crypto Economy ETF	382,560	3,251,548	75	(1,208,944)	11,198,287	13,623,526
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

22

The Funds have capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$404,215	$-	$404,215
Alerian Galaxy Crypto Economy ETF	1,208,944	-	1,208,944
NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$5,589,785	$5,900,619
Alerian Galaxy Crypto Economy ETF	17,725,861	19,229,676
For the fiscal year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,118,875	$-
Alerian Galaxy Crypto Economy ETF	1,526,020	1,829,230
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,189,003	$(577,650)	$1,611,353	$6,788,913
Alerian Galaxy Crypto Economy ETF	5,139,983	(1,888,435)	3,251,548	12,393,225
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemptions in-kind, passive foreign investment companies, income from the Subsidiary and elimination entry, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$223,059	$(223,061)	$2
Alerian Galaxy Crypto Economy ETF	673,577	(1,391,672)	718,095
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received

23

in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.
NOTE 10—Subsequent Event
At a meeting held on December 17, 2025, the Board of Trustees of the Trust approved the termination and winding down of Alerian Galaxy Blockchain Users and Decentralized Commerce ETF, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their Shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their Shares, which will include any capital gains and dividends, on or about February 25, 2026.

24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF
Opinions on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF and each of their subsidiaries (two of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related consolidated statements of operations for the year ended October 31, 2025, the consolidated statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes and the consolidated financial highlights for each of the four years in the period ended October 31, 2025 and for the period October 5, 2021 (commencement of investment operations) through October 31, 2021 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of October  31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the four years in the period ended October 31, 2025 and for the period October 5, 2021 (commencement of investment operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

25

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0%	6%	4%	0%	0%
Invesco Alerian Galaxy Crypto Economy ETF	0%	1%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

26

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

27

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-AG-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2025
PBTP	Invesco 0-5 Yr US TIPS ETF
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global ex-US High Yield Corporate Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Invesco 0-5 Yr US TIPS ETF (PBTP)
October 31, 2025
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.85%
U.S. Treasury Inflation — Indexed Bonds-27.84%(a)
2.00%, 01/15/2026	$2,199,538	$2,198,768
2.38%, 01/15/2027	1,780,816	1,804,551
1.75%, 01/15/2028	1,627,639	1,647,647
3.63%, 04/15/2028	2,259,631	2,390,080
2.50%, 01/15/2029	1,440,463	1,498,290
3.88%, 04/15/2029	2,569,534	2,794,204
1.63%, 04/15/2030	3,576,338	3,621,088
0.13%, 07/15/2030	3,641,442	3,456,604
1.13%, 10/15/2030	1,860,917	1,845,885
		21,257,117
U.S. Treasury Inflation — Indexed Notes-72.01%(a)
0.63%, 01/15/2026	3,883,571	3,872,018
0.13%, 04/15/2026	3,329,075	3,306,921
0.13%, 07/15/2026	3,367,056	3,348,944
0.13%, 10/15/2026	3,065,987	3,041,357
0.38%, 01/15/2027	3,460,941	3,425,235
0.13%, 04/15/2027	3,052,764	3,001,652
0.38%, 07/15/2027	3,296,192	3,265,087
1.63%, 10/15/2027	2,954,987	2,991,492
0.50%, 01/15/2028	3,435,513	3,384,768
1.25%, 04/15/2028	2,915,190	2,915,722
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.75%, 07/15/2028	$3,183,671	$3,157,825
2.38%, 10/15/2028	3,002,049	3,112,718
0.88%, 01/15/2029	3,135,414	3,101,829
2.13%, 04/15/2029	3,067,160	3,153,737
0.25%, 07/15/2029	3,402,080	3,292,773
1.63%, 10/15/2029	3,229,403	3,283,535
0.13%, 01/15/2030	3,488,921	3,325,132
		54,980,745
Total U.S. Treasury Securities (Cost $75,906,102)		76,237,862
	Shares
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)(c) (Cost $274,943)	274,943	274,943
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $76,181,045)		76,512,805
OTHER ASSETS LESS LIABILITIES-(0.21)%		(161,532)
NET ASSETS-100.00%		$76,351,273

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2K.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,159	$2,781,164	$(2,664,380)	$-	$-	$274,943	$2,433

(c)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)
October 31, 2025
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.39%
Angola-2.92%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$13,471,000	$12,661,729
9.38%, 05/08/2048(a)	14,639,000	12,581,122
9.13%, 11/26/2049(a)	14,909,000	12,538,679
		37,781,530
Bahrain-3.06%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	14,193,000	13,213,767
7.50%, 09/20/2047(a)(b)	12,107,000	13,047,933
6.25%, 01/25/2051(a)(b)	14,354,000	13,384,862
		39,646,562
Brazil-3.04%
Brazilian Government International Bond
5.63%, 02/21/2047	15,198,000	13,189,584
4.75%, 01/14/2050	17,591,000	13,290,001
7.13%, 05/13/2054	12,716,000	12,928,993
		39,408,578
Chile-3.04%
Chile Government International Bond
4.34%, 03/07/2042	14,303,000	12,834,082
4.00%, 01/31/2052	16,465,000	13,279,023
5.33%, 01/05/2054(b)	13,358,997	13,223,737
		39,336,842
China-3.06%
China Government International Bond
4.00%, 10/19/2048(a)(b)	13,522,000	13,131,215
2.25%, 10/21/2050(a)(b)	18,690,000	13,205,156
2.50%, 10/26/2051(a)(b)	17,929,000	13,244,425
		39,580,796
Colombia-3.16%
Colombia Government International Bond
5.63%, 02/26/2044	16,039,000	13,368,507
8.75%, 11/14/2053	11,985,000	13,764,173
8.38%, 11/07/2054	12,466,000	13,771,813
		40,904,493
Costa Rica-3.01%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	13,726,000	13,054,250
7.00%, 04/04/2044(a)	11,937,000	12,969,550
7.16%, 03/12/2045(a)	11,757,000	12,915,065
		38,938,865
Dominican Republic-3.03%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	11,584,000	12,888,937
6.85%, 01/27/2045(a)	12,466,000	13,068,108
6.50%, 02/15/2048(a)(b)	13,103,000	13,259,581
		39,216,626
Egypt-3.22%
Egypt Government International Bond
8.70%, 03/01/2049(a)	14,716,000	13,747,714
	Principal Amount	Value
Egypt-(continued)
8.88%, 05/29/2050(a)	$14,943,000	$14,151,229
8.75%, 09/30/2051(a)	14,851,000	13,839,124
		41,738,067
El Salvador-3.02%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	13,238,000	13,138,715
7.13%, 01/20/2050(a)	14,439,000	13,044,816
9.50%, 07/15/2052(a)	11,659,000	12,905,462
		39,088,993
Guatemala-3.19%
Guatemala Government Bond
6.55%, 02/06/2037(a)	12,590,000	13,584,610
4.65%, 10/07/2041(a)	15,691,000	13,798,273
6.88%, 08/15/2055(a)	12,826,000	13,857,339
		41,240,222
Hungary-2.99%
Hungary Government International Bond
7.63%, 03/29/2041	10,716,000	12,921,570
6.75%, 09/25/2052(a)	11,657,000	12,920,820
6.75%, 09/23/2055(a)	11,800,000	12,869,522
		38,711,912
Indonesia-2.98%
Indonesia Government International Bond
3.50%, 02/14/2050	17,337,000	13,005,864
4.45%, 04/15/2070	15,046,000	12,553,888
3.35%, 03/12/2071	19,248,000	12,989,933
		38,549,685
Jordan-3.13%
Jordan Government International Bond
7.50%, 01/13/2029(a)	12,408,000	13,213,919
5.85%, 07/07/2030(a)	13,372,000	13,557,476
7.38%, 10/10/2047(a)(b)	13,603,000	13,778,550
		40,549,945
Kazakhstan-2.95%
Kazakhstan Government International Bond
5.50%, 07/01/2037(a)	12,449,000	12,759,455
4.88%, 10/14/2044(a)	13,501,000	12,608,227
6.50%, 07/21/2045(a)	11,388,000	12,810,286
		38,177,968
Mexico-3.14%
Mexico Government International Bond
6.34%, 05/04/2053	13,528,000	13,467,124
3.75%, 04/19/2071	21,577,000	13,434,919
5.75%, 10/12/2110	15,502,000	13,677,415
		40,579,458
Morocco-3.07%
Morocco Government International Bond
6.50%, 09/08/2033(a)	11,596,000	12,710,614
5.50%, 12/11/2042(a)	13,942,000	13,520,602
4.00%, 12/15/2050(a)	18,062,000	13,530,259
		39,761,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
October 31, 2025
	Principal Amount	Value
Nigeria-3.13%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	$14,130,000	$13,356,445
7.63%, 11/28/2047(a)	15,202,000	13,557,920
9.25%, 01/21/2049(a)(b)	13,132,000	13,629,963
		40,544,328
Oman-3.12%
Oman Government International Bond
6.50%, 03/08/2047(a)	12,103,000	13,327,613
6.75%, 01/17/2048(a)	11,963,000	13,447,169
7.00%, 01/25/2051(a)	11,812,000	13,664,269
		40,439,051
Pakistan-3.18%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	20,585,000	20,381,895
8.88%, 04/08/2051(a)	21,791,000	20,825,721
		41,207,616
Panama-3.26%
Panama Government International Bond
6.40%, 02/14/2035	13,209,000	13,908,417
6.88%, 01/31/2036(b)	12,930,000	14,012,564
7.88%, 03/01/2057	12,156,000	14,303,357
		42,224,338
Peru-3.02%
Peruvian Government International Bond
5.63%, 11/18/2050	13,044,000	12,982,693
5.88%, 08/08/2054	12,924,000	13,124,322
3.60%, 01/15/2072(b)	20,039,000	12,973,750
		39,080,765
Philippines-3.01%
Philippine Government International Bond
4.20%, 03/29/2047	15,063,000	12,949,716
5.95%, 10/13/2047	11,909,000	12,840,365
5.90%, 02/04/2050	12,301,000	13,168,227
		38,958,308
Qatar-3.02%
Qatar Government International Bond
4.63%, 06/02/2046(a)	13,808,000	13,097,144
5.10%, 04/23/2048(a)	12,967,000	13,015,301
4.82%, 03/14/2049(a)	13,475,000	13,033,732
		39,146,177
Romania-3.18%
Romanian Government International Bond
5.13%, 06/15/2048(a)	16,396,000	13,691,781
4.00%, 02/14/2051(a)	19,840,000	13,769,901
7.63%, 01/17/2053(a)	12,350,000	13,743,615
		41,205,297
Saudi Arabia-3.07%
Saudi Government International Bond
5.75%, 01/16/2054(a)	13,007,000	13,321,973
4.50%, 04/22/2060(a)	15,582,000	13,015,390
3.45%, 02/02/2061(a)	19,951,000	13,397,464
		39,734,827
	Principal Amount	Value
Serbia-3.05%
Serbia International Bond
2.13%, 12/01/2030(a)	$15,139,000	$13,310,315
6.50%, 09/26/2033(a)	11,828,000	12,942,161
6.00%, 06/12/2034(a)	12,505,000	13,166,296
		39,418,772
South Africa-3.17%
Republic of South Africa Government International Bond
6.30%, 06/22/2048	15,199,000	13,819,534
5.75%, 09/30/2049	16,144,000	13,689,104
7.30%, 04/20/2052	13,408,000	13,528,623
		41,037,261
Trinidad-2.95%
Trinidad & Tobago Government International Bond
4.50%, 06/26/2030(a)(b)	13,514,000	12,895,734
5.95%, 01/14/2031(a)	12,700,000	12,680,950
6.40%, 06/26/2034(a)	12,714,000	12,602,753
		38,179,437
Turkey-3.05%
Turkey Government International Bond
4.88%, 04/16/2043	17,218,000	13,146,524
6.63%, 02/17/2045	14,549,000	13,363,414
5.75%, 05/11/2047	15,949,000	12,989,748
		39,499,686
United Arab Emirates-3.07%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)(b)	12,330,000	13,018,294
4.00%, 07/28/2050(a)	19,198,000	13,485,711
4.38%, 03/10/2051(a)	17,677,000	13,183,931
		39,687,936
Uzbekistan-3.10%
Republic of Uzbekistan International Bond
3.70%, 11/25/2030(a)(b)	14,505,000	13,568,086
3.90%, 10/19/2031(a)	14,600,000	13,589,822
6.90%, 02/28/2032(a)	11,972,000	13,007,088
		40,164,996
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,326,312,510)		1,273,740,812
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $3,047,458)	3,047,458	3,047,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $1,329,359,968)		1,276,788,270
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
October 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.21%
Invesco Private Government Fund, 4.13%(c)(d)(e)	22,344,225	$22,344,225
Invesco Private Prime Fund, 4.30%(c)(d)(e)	58,012,331	58,029,735
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,374,765)		80,373,960
TOTAL INVESTMENTS IN SECURITIES-104.83% (Cost $1,409,734,733)		1,357,162,230
OTHER ASSETS LESS LIABILITIES-(4.83)%		(62,533,928)
NET ASSETS-100.00%		$1,294,628,302

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $861,239,828, which represented 66.52% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,189,395	$87,527,623	$(85,669,560)	$-	$-	$3,047,458	$117,016
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,407,358	122,185,635	(113,248,768)	-	-	22,344,225	825,338 *
Invesco Private Prime Fund	35,021,651	295,365,589	(272,357,653)	1,236	(1,088)	58,029,735	2,207,207 *
Total	$49,618,404	$505,078,847	$(471,275,981)	$1,236	$(1,088)	$83,421,418	$3,149,561

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
October 31, 2025
Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.72%
Angola-0.25%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)	$450,000	$452,682
Argentina-2.23%
Banco Macro S.A., 8.00%, 06/23/2029(a)	200,000	202,060
Pampa Energia S.A., 7.88%, 12/16/2034(a)	300,000	304,440
Pluspetrol S.A., 8.50%, 05/30/2032(a)	280,000	285,488
Telecom Argentina S.A.
9.50%, 07/18/2031(a)	370,000	385,577
9.25%, 05/28/2033(a)	430,000	438,245
Vista Energy Argentina S.A.U.
8.50%, 06/10/2033(a)	215,000	221,256
7.63%, 12/10/2035(a)	240,000	237,444
YPF S.A.
6.95%, 07/21/2027(a)	260,000	259,729
9.00%, 06/30/2029(a)	285,942	294,328
9.50%, 01/17/2031(a)	310,000	327,290
8.75%, 09/11/2031(a)	220,000	226,550
7.00%, 09/30/2033(a)	230,000	219,362
8.25%, 01/17/2034(a)	460,000	464,212
7.00%, 12/15/2047(a)	255,000	220,146
		4,086,127
Australia-1.24%
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027(a)	232,000	231,235
4.38%, 04/01/2031(a)	420,000	406,792
6.13%, 04/15/2032(a)	316,000	329,972
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	293,000	314,207
Mineral Resources Ltd.
8.00%, 11/01/2027(a)	293,000	299,431
9.25%, 10/01/2028(a)	414,000	434,599
8.50%, 05/01/2030(a)	242,000	252,478
		2,268,714
Austria-0.13%
ams-OSRAM AG, 12.25%, 03/30/2029(a)	220,000	237,836
Azerbaijan-0.20%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	367,913
Bahrain-1.09%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	206,107
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	370,000	386,632
8.38%, 11/07/2028(a)	200,000	217,272
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	200,000	201,047
6.63%, 05/25/2033(a)	400,000	429,756
6.25%, 01/29/2035(a)(b)	350,000	364,610
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	202,534
		2,007,958
	Principal Amount	Value
Belgium-0.22%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	$400,000	$399,259
Brazil-12.04%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	205,190
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	238,732	242,542
Adecoagro S.A., 7.50%, 07/29/2032(a)	210,000	198,671
Aegea Finance S.a.r.l., 9.00%, 01/20/2031(a)(b)	328,000	346,892
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	360,000	354,540
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	260,000	244,471
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	220,084
6.50%, 01/22/2030(a)	390,000	410,865
Banco BTG Pactual S.A.
2.75%, 01/11/2026(a)	220,000	218,687
6.25%, 04/08/2029(a)	170,000	176,399
5.75%, 01/22/2030(a)	200,000	203,927
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	260,000	257,454
4.88%, 01/11/2029(a)	220,000	219,651
6.25%, 04/18/2030(a)	290,000	301,928
6.00%, 03/18/2031(a)(b)	290,000	300,494
Banco Votorantim S.A., 5.88%, 04/08/2028(a)	200,000	202,406
Braskem America Finance Co., 7.13%, 07/22/2041(a)	235,000	96,343
Braskem Netherlands Finance B.V.
4.50%, 01/10/2028(a)(b)	513,000	231,158
4.50%, 01/31/2030(a)	615,000	247,900
8.50%, 01/12/2031(a)	348,000	146,430
7.25%, 02/13/2033(a)	410,000	166,979
8.00%, 10/15/2034(a)	348,000	143,338
5.88%, 01/31/2050(a)	290,000	111,106
BRF S.A.
4.88%, 01/24/2030(a)	260,000	253,017
5.75%, 09/21/2050(a)(b)	260,000	220,596
Caixa Economica Federal, 5.63%, 05/13/2030(a)	400,000	406,910
Centrais Eletricas Brasileiras S.A.
4.63%, 02/04/2030(a)	350,000	339,040
6.50%, 01/11/2035(a)	260,000	268,674
Constellation Oil Services Holding S.A., 9.38%, 11/07/2029(a)	300,000	309,000
Cosan (Luxembourg) S.A., 5.50%, 09/20/2029(a)	180,000	177,458
CSN Inova Ventures, 6.75%, 01/28/2028(a)(b)	480,000	446,241
CSN Resources S.A.
8.88%, 12/05/2030(a)	300,000	284,437
4.63%, 06/10/2031(a)	330,000	258,149
5.88%, 04/08/2032(a)	220,000	179,981
FS Luxembourg S.a.r.l., 8.63%, 06/25/2033(a)	210,000	218,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Brazil-(continued)
Gol Finance, Inc., 14.38%, 06/06/2030(a)	$900,000	$914,445
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	418,712
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	335,620
7.00%, 04/03/2049(a)	297,000	314,588
LD Celulose International GmbH, 7.95%, 01/26/2032(a)(b)	270,000	284,294
MARB BondCo PLC, 3.95%, 01/29/2031(a)	455,000	411,087
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	673,210	554,691
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)(b)	438,000	404,249
8.88%, 09/13/2033(a)	400,000	437,923
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	183,212
MV24 Capital B.V., 6.75%, 06/01/2034(a)	366,160	363,019
Oceanica Lux S.a.r.l., 13.00%, 10/02/2029(a)	200,000	198,436
Petrobras Global Finance B.V.
7.38%, 01/17/2027	235,000	243,084
6.00%, 01/27/2028	398,000	407,857
5.13%, 09/10/2030	250,000	246,937
5.60%, 01/03/2031	277,000	279,839
6.50%, 07/03/2033(b)	340,000	353,719
6.00%, 01/13/2035	335,000	330,428
6.25%, 01/10/2036(b)	250,000	246,904
6.88%, 01/20/2040	268,000	277,364
6.75%, 01/27/2041	253,000	257,193
7.25%, 03/17/2044	296,000	309,885
5.50%, 06/10/2051	211,000	176,650
6.85%, 06/05/2115	507,000	489,230
Rede D’Or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	218,409
4.50%, 01/22/2030(a)	360,000	346,783
6.45%, 09/09/2035(a)	200,000	204,985
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	218,778
4.20%, 01/18/2032(a)	200,000	184,709
Sabesp Lux S.a.r.l., 5.63%, 08/20/2030(a)	210,000	212,457
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(c)	2,002,769	2,003,996
Simpar Europe S.A., 5.20%, 01/26/2031(a)	230,000	177,430
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	206,977
XP, Inc., 6.75%, 07/02/2029(a)	170,000	174,223
Yinson Bergenia Production B.V., 8.50%, 01/31/2045(a)	480,000	504,388
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	539,600	589,888
		22,091,590
Canada-12.57%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	703,000	691,048
4.38%, 01/15/2028(a)	317,000	313,285
3.50%, 02/15/2029(a)	287,000	276,871
6.13%, 06/15/2029(a)(b)	500,000	514,422
5.63%, 09/15/2029(a)	225,000	229,280
4.00%, 10/15/2030(a)	1,162,000	1,100,319
Air Canada, 3.88%, 08/15/2026(a)	563,000	559,030
	Principal Amount	Value
Canada-(continued)
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(d)	$292,000	$286,885
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	500,000	513,011
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	198,092
Baytex Energy Corp.
8.50%, 04/30/2030(a)	325,000	333,447
7.38%, 03/15/2032(a)	235,000	231,584
Bell Canada
6.88%, 09/15/2055(d)	410,000	428,413
7.00%, 09/15/2055(d)	513,000	539,603
Bombardier, Inc.
6.00%, 02/15/2028(a)	292,000	292,900
7.50%, 02/01/2029(a)	287,000	299,193
8.75%, 11/15/2030(a)	310,000	334,723
7.25%, 07/01/2031(a)	350,000	371,935
7.00%, 06/01/2032(a)	460,000	483,525
6.75%, 06/15/2033(a)	320,000	336,319
7.45%, 05/01/2034(a)	209,000	232,700
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	240,185
4.88%, 02/15/2030(a)	190,000	175,698
Capstone Copper Corp., 6.75%, 03/31/2033(a)	240,000	248,530
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	210,000	220,352
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	228,000	216,121
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	470,000	473,742
Enerflex Ltd., 9.00%, 10/15/2027(a)	215,000	220,166
Garda World Security Corp.
4.63%, 02/15/2027(a)	218,000	216,453
6.00%, 06/01/2029(a)	200,000	195,273
8.25%, 08/01/2032(a)	200,000	203,745
8.38%, 11/15/2032(a)	400,000	407,458
goeasy Ltd.
9.25%, 12/01/2028(a)	400,000	414,953
7.63%, 07/01/2029(a)	200,000	201,605
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	200,000	195,721
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	232,000	235,084
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/2029(a)	430,000	444,788
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)	400,000	412,634
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	276,000	290,085
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	200,000	149,357
Mattamy Group Corp.
5.25%, 12/15/2027(a)	190,000	189,397
4.63%, 03/01/2030(a)	230,000	223,303
MEG Energy Corp., 5.88%, 02/01/2029(a)	232,000	232,330
Methanex Corp.
5.13%, 10/15/2027	279,000	279,848
5.25%, 12/15/2029(b)	295,000	294,364
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	400,000	426,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Canada-(continued)
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	$250,000	$254,964
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	507,000	508,482
4.25%, 05/15/2029(a)	220,000	214,291
9.00%, 02/15/2030(a)	275,000	294,422
Open Text Corp.
3.88%, 02/15/2028(a)	400,000	390,064
3.88%, 12/01/2029(a)	391,000	370,446
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	342,000	326,836
4.13%, 12/01/2031(a)	253,000	235,741
Parkland Corp.
5.88%, 07/15/2027(a)	190,000	190,313
4.50%, 10/01/2029(a)	309,000	299,291
4.63%, 05/01/2030(a)	309,000	300,017
6.63%, 08/15/2032(a)	200,000	204,874
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)(b)	210,000	214,684
7.75%, 03/15/2031(a)	308,000	321,823
Rogers Communications, Inc.
7.00%, 04/15/2055(b)(d)	450,000	471,084
7.13%, 04/15/2055(b)(d)	410,000	439,022
5.25%, 03/15/2082(a)(d)	302,000	300,448
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	226,000	228,859
South Bow Canadian infrastructure Holdings Ltd., 7.50%, 03/01/2055(d)	250,000	267,664
Strathcona Resources Ltd., 6.88%, 08/01/2026(a)	195,000	195,372
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	223,205
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	211,702
TELUS Corp.
6.63%, 10/15/2055(d)	290,000	299,273
7.00%, 10/15/2055(d)	330,000	352,268
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	400,000	375,428
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	200,000	209,185
		23,073,768
Cayman Islands-0.26%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	463,000	477,256
Chile-1.11%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	209,480
Agrosuper S.A., 4.60%, 01/20/2032(a)	220,000	211,440
Falabella S.A., 3.38%, 01/15/2032(a)	290,000	260,341
Inversiones CMPC S.A., 6.70%, 12/09/2057(a)(d)	250,000	253,200
LATAM Airlines Group S.A.
7.88%, 04/15/2030(a)	600,000	621,240
7.63%, 01/07/2031(a)	300,000	309,270
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	280,000	180,250
		2,045,221
	Principal Amount	Value
China-3.76%
Bank of Communications Co. Ltd., 3.80%(a)(d)(e)	$1,250,000	$1,249,455
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	300,000	302,025
4.25%, 11/07/2027(a)	500,000	498,575
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	199,836
Fortune Star (BVI) Ltd.
5.05%, 01/27/2027(a)	220,000	217,257
8.50%, 05/19/2028(a)	200,000	209,603
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	186,723
6.00%(a)(d)(e)	220,000	220,308
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)	200,000	206,298
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,682,000	2,656,381
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	181,791
Vanke Real Estate (Hong Kong) Co. Ltd., 3.98%, 11/09/2027(a)	530,000	360,441
West China Cement Ltd., 4.95%, 07/08/2026(a)	220,000	216,490
Westwood Group Holdings Ltd., 2.80%, 01/20/2026(a)	200,000	199,750
		6,904,933
Colombia-4.20%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	195,000	177,113
Banco Davivienda S.A., 8.13%, 07/02/2035(a)(d)	200,000	206,792
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	491,997
Ecopetrol S.A.
8.63%, 01/19/2029	339,000	365,944
6.88%, 04/29/2030(b)	491,000	503,169
4.63%, 11/02/2031	410,000	368,045
7.75%, 02/01/2032	480,000	496,526
8.88%, 01/13/2033(b)	610,000	661,064
8.38%, 01/19/2036	500,000	518,735
7.38%, 09/18/2043	208,000	193,721
5.88%, 05/28/2045	570,000	437,887
5.88%, 11/02/2051	230,000	169,401
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	400,000	379,138
4.38%, 02/15/2031(a)	260,000	241,734
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	245,000	228,247
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	300,000	243,238
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	450,000	424,932
Grupo Nutresa S.A.
8.00%, 05/12/2030(a)	600,000	645,450
9.00%, 05/12/2035(a)(b)	600,000	682,350
SierraCol Energy Andina LLC, 6.00%, 06/15/2028(a)	270,000	265,106
		7,700,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Costa Rica-0.12%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	$220,000	$217,345
Czech Republic-0.23%
Czechoslovak Group A.S., 6.50%, 01/10/2031(a)	400,000	413,842
Dominican Republic-0.11%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	209,675
Finland-0.19%
Amer Sports Co., 6.75%, 02/16/2031(a)	340,000	354,417
France-1.68%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	210,000	222,133
Electricite de France S.A., 9.13%(a)(d)(e)	620,000	718,622
Forvia SE, 8.00%, 06/15/2030(a)	200,000	212,698
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	300,000	304,665
8.50%, 04/15/2031(a)	420,000	451,183
7.00%, 04/15/2032(a)	350,000	358,618
Opal Bidco SAS, 6.50%, 03/31/2032(a)	450,000	463,859
Vallourec SACA, 7.50%, 04/15/2032(a)	330,000	351,161
		3,082,939
Georgia-0.11%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	207,008
Germany-1.41%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	350,000	366,385
IHO Verwaltungs GmbH, 7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	200,000	207,346
Mercer International, Inc., 5.13%, 02/01/2029(b)	339,000	219,533
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	650,000	649,725
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	331,000	333,244
7.13%, 04/14/2030(a)	220,000	214,350
6.75%, 04/23/2030(a)	365,000	347,779
6.88%, 04/23/2032(a)	280,000	255,820
		2,594,182
Ghana-0.33%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	134,597
Tullow Oil PLC, 10.25%, 05/15/2026(a)	550,000	466,125
		600,722
Guatemala-0.56%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	459,000	450,191
CT Trust, 5.13%, 02/03/2032(a)	300,000	283,650
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	290,000	288,875
		1,022,716
Hong Kong-1.55%
CAS Capital No. 1 Ltd., 4.00%(a)(d)(e)	340,000	336,163
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	267,811
4.80%(a)(d)(e)	270,000	272,244
	Principal Amount	Value
Hong Kong-(continued)
Melco Resorts Finance Ltd.
5.63%, 07/17/2027(a)	$270,000	$269,735
5.75%, 07/21/2028(a)	530,000	379,112
5.38%, 12/04/2029(a)	490,000	484,747
7.63%, 04/17/2032(a)	250,000	263,320
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	297,564
Seaspan Corp., 5.50%, 08/01/2029(a)	287,000	276,643
		2,847,339
Hungary-0.37%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	258,432
7.30%, 07/30/2035(a)(d)	400,000	426,039
		684,471
India-3.93%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)	370,000	366,026
CA Magnum Holdings, 5.38%, 10/31/2026(a)	400,000	398,425
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	212,190	223,964
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	202,224
6.45%, 06/04/2029(a)	220,000	229,122
Diamond II Ltd., 7.95%, 07/28/2026(a)	200,000	201,197
Greenko Dutch B.V., 3.85%, 03/29/2026(a)	391,845	388,238
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	319,000	305,794
Greenko Wind Projects (Mauritius) Ltd., 7.25%, 09/27/2028(a)	400,000	406,598
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	400,000	416,589
JSW Hydro Energy Ltd., 4.13%, 05/18/2031(a)	227,200	214,905
JSW Steel Ltd.
3.95%, 04/05/2027(a)	428,000	420,644
5.05%, 04/05/2032(a)	220,000	214,735
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	260,000	266,277
6.38%, 04/23/2029(a)	200,000	203,063
6.38%, 03/02/2030(a)	315,000	320,335
Periama Holdings LLC, 5.95%, 04/19/2026(a)	340,000	341,466
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	251,350
Shriram Finance Ltd.
6.63%, 04/22/2027(a)	300,000	307,354
6.15%, 04/03/2028(a)	200,000	205,424
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	185,949
Vedanta Resources Finance II PLC
10.88%, 09/17/2029(a)	500,000	524,588
9.48%, 07/24/2030(a)	200,000	203,138
11.25%, 12/03/2031(a)	200,000	212,117
9.85%, 04/24/2033(a)	200,000	202,418
		7,211,940
Israel-2.70%
Energean Israel Finance Ltd.
5.38%, 03/30/2028(a)	220,000	216,837
5.88%, 03/30/2031(a)	220,000	212,893
8.50%, 09/30/2033(a)(b)	380,000	405,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Israel-(continued)
Leviathan Bond Ltd.
6.50%, 06/30/2027(a)	$210,000	$211,381
6.75%, 06/30/2030(a)	200,000	202,413
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(b)	370,000	388,191
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	745,000	734,011
4.75%, 05/09/2027(b)	285,000	285,309
6.75%, 03/01/2028(b)	520,000	540,411
5.13%, 05/09/2029(b)	420,000	422,938
8.13%, 09/15/2031	188,000	215,728
4.10%, 10/01/2046	821,000	617,553
Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/2030(b)	280,000	289,715
Teva Pharmaceuticals Finance Netherlands B.V., 6.00%, 12/01/2032	200,000	208,909
		4,952,220
Italy-0.96%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	310,000	309,752
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	198,352
6.00%, 09/30/2034(a)	200,000	189,362
7.20%, 07/18/2036(a)	200,000	203,098
7.72%, 06/04/2038(a)	200,000	203,225
Kedrion S.p.A., 6.50%, 09/01/2029(a)	400,000	391,274
Telecom Italia Capital S.A., 7.20%, 07/18/2036	236,000	257,445
		1,752,508
Ivory Coast-0.11%
Endeavour Mining PLC, 7.00%, 05/28/2030(a)	200,000	206,294
Jamaica-0.46%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/2032(a)	840,000	837,006
Japan-6.17%
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	467,000	482,692
6.63%, 07/24/2033(a)	467,000	487,680
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	970,000	951,100
7.50%, 07/17/2030(a)	400,000	418,830
4.81%, 09/17/2030(a)(b)	1,070,000	1,004,284
7.75%, 07/17/2032(a)(b)	280,000	295,906
8.13%, 07/17/2035(a)(b)	480,000	510,884
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	750,000	811,109
9.75%, 04/15/2029(a)	825,000	926,110
5.13%(a)(d)(e)	370,000	367,883
6.25%(a)(b)(d)(e)	430,000	415,420
8.13%(a)(d)(e)	200,000	209,141
RLGH Finance Bermuda Ltd.
8.25%, 07/17/2031(a)	200,000	228,685
6.75%, 07/02/2035(a)	300,000	322,610
SoftBank Group Corp.
4.00%, 07/06/2026(a)	300,000	297,397
	Principal Amount	Value
Japan-(continued)
5.13%, 09/19/2027(a)	$750,000	$749,779
4.63%, 07/06/2028(a)	360,000	354,992
6.50%, 04/10/2029(a)	200,000	204,136
6.88%, 01/10/2031(a)	200,000	204,247
5.25%, 07/06/2031(a)(b)	610,000	591,754
7.00%, 07/08/2031(a)	200,000	208,436
7.25%, 07/10/2032(a)	250,000	260,392
7.50%, 07/10/2035(a)	210,000	222,644
6.88%(a)(b)(d)(e)	790,000	791,975
		11,318,086
Jersey-0.19%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	400,000	356,156
Luxembourg-1.10%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	580,000	600,058
Altice Financing S.A.
5.00%, 01/15/2028(a)	440,000	328,379
5.75%, 08/15/2029(a)	820,000	597,583
INEOS Finance PLC, 7.50%, 04/15/2029(a)	300,000	279,616
Maxam Prill S.a.r.l., 7.75%, 07/15/2030(a)	210,000	214,627
		2,020,263
Macau-2.00%
Champion Path Holdings Ltd.
4.50%, 01/27/2026(a)	220,000	219,046
4.85%, 01/27/2028(a)	220,000	216,138
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	340,000	340,871
4.75%, 02/01/2027(a)	340,000	339,079
7.13%, 06/26/2031(a)	200,000	211,558
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	220,137
5.00%, 01/15/2029(a)	483,000	462,785
Wynn Macau Ltd.
5.50%, 10/01/2027(a)	318,000	317,867
5.63%, 08/26/2028(a)	570,000	569,806
5.13%, 12/15/2029(a)	428,000	421,323
6.75%, 02/15/2034(a)	350,000	352,952
		3,671,562
Mauritius Island-0.14%
Axian Telecom Holding and Management Ltd., 7.25%, 07/11/2030(a)	250,000	252,629
Mexico-3.91%
Alsea S.A.B. de C.V., 7.75%, 12/14/2026(a)	220,000	220,794
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	488,445	490,828
10.38%, 11/15/2030(a)	277,791	278,426
Braskem Idesa S.A.P.I.
7.45%, 11/15/2029(a)	420,000	273,414
6.99%, 02/20/2032(a)	490,000	314,424
CEMEX S.A.B. de C.V., 5.13%(a)(d)(e)	450,000	444,327
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	200,000	201,061
Grupo Aeromexico, S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	202,000
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	192,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Mexico-(continued)
Petroleos Mexicanos
6.88%, 08/04/2026	$84,000	$85,253
6.50%, 03/13/2027	100,000	102,038
5.35%, 02/12/2028	50,000	50,140
6.50%, 01/23/2029	80,000	81,826
8.75%, 06/02/2029	125,000	134,971
6.84%, 01/23/2030	160,000	164,334
5.95%, 01/28/2031	310,000	303,428
6.70%, 02/16/2032	560,000	559,870
10.00%, 02/07/2033	160,000	187,264
6.63%, 06/15/2035	185,000	177,682
6.50%, 06/02/2041	120,000	105,752
5.50%, 06/27/2044	50,000	38,418
6.38%, 01/23/2045	94,000	76,430
5.63%, 01/23/2046	40,000	30,653
6.75%, 09/21/2047	468,000	387,964
6.35%, 02/12/2048	120,000	96,272
7.69%, 01/23/2050	690,000	626,310
6.95%, 01/28/2060	280,000	230,812
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	590,000	634,988
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	500,000	482,000
		7,174,423
Moldova-0.11%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	200,000	199,712
Morocco-0.46%
OCP S.A.
3.75%, 06/23/2031(a)	340,000	319,326
6.88%, 04/25/2044(a)	220,000	232,103
5.13%, 06/23/2051(a)	340,000	287,284
		838,713
Netherlands-1.19%
Sunrise FinCo I B.V., 4.88%, 07/15/2031, (Acquired 08/25/2023 - 07/31/2025; Cost $460,979)(a)(f)	520,000	496,499
Trivium Packaging Finance B.V.
8.25%, 07/15/2030(a)	260,000	269,579
12.25%, 01/15/2031(a)	260,000	271,525
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)(b)	621,000	564,648
Ziggo B.V., 4.88%, 01/15/2030(a)	416,000	392,976
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	209,000	185,160
		2,180,387
Nigeria-0.69%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	228,120
IHS Holding Ltd.
6.25%, 11/29/2028(a)	420,000	420,169
7.88%, 05/29/2030(a)	150,000	153,292
8.25%, 11/29/2031(a)	200,000	208,888
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	255,388
		1,265,857
Norway-0.28%
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	204,764
TGS ASA, 8.50%, 01/15/2030(a)	300,000	311,775
		516,539
	Principal Amount	Value
Oman-1.22%
Bank muscat SAOG, 4.75%, 03/17/2026(a)	$220,000	$220,122
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	223,302
5.50%, 02/14/2029(a)	200,000	205,900
5.25%, 10/09/2031(a)	400,000	409,958
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	222,228
OQ SAOC, 5.13%, 05/06/2028(a)	140,000	141,602
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	282,885
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	200,000	204,739
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	325,979
		2,236,715
Pakistan-0.12%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	223,600
Panama-0.86%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	584,260	546,064
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	250,000	255,109
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	195,000	149,455
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	421,000	421,666
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	220,000	210,436
		1,582,730
Peru-0.80%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	250,000	260,625
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	240,032	231,967
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	390,000	334,840
5.63%, 06/19/2047(a)	900,000	648,950
		1,476,382
Poland-0.16%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	300,000	285,200
Puerto Rico-0.31%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	335,175
5.13%, 07/15/2029(a)	370,000	224,296
		559,471
Russia-0.01%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 12/31/2049(a)(g)	500,000	20,227
Saudi Arabia-0.66%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/2026(a)	390,000	381,237
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	204,319
Dar Al-Arkan Sukuk Co. Ltd.
8.00%, 02/25/2029(a)	300,000	312,367
7.25%, 07/02/2030(a)	300,000	304,483
		1,202,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Serbia-0.16%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	$300,000	$301,971
Singapore-0.11%
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	207,147
South Africa-1.72%
Bidvest Group (UK) PLC (The), 6.20%, 09/17/2032(a)	210,000	213,058
Eskom Holdings, 8.45%, 08/10/2028(a)	220,000	236,125
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	250,425
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	222,637
Sasol Financing USA LLC
4.38%, 09/18/2026	190,000	189,183
6.50%, 09/27/2028	300,000	295,954
8.75%, 05/03/2029(a)	500,000	508,187
5.50%, 03/18/2031	337,000	286,593
Stillwater Mining Co.
4.00%, 11/16/2026(a)	260,000	257,510
4.50%, 11/16/2029(a)	227,000	212,866
Transnet, 8.25%, 02/06/2028(a)	450,000	476,083
		3,148,621
South Korea-0.15%
SK Battery America, Inc., 2.13%, 01/26/2026(a)	280,000	278,067
Spain-0.15%
Grifols S.A., 4.75%, 10/15/2028(a)	288,000	278,688
Sweden-0.20%
Stena International S.A., 7.25%, 01/15/2031(a)	350,000	358,371
Switzerland-0.60%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	190,000	129,975
12.00%, 02/15/2031(a)	200,000	142,390
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	198,009
9.50%, 06/01/2028(a)	200,000	208,133
6.38%, 02/01/2030(a)	430,000	415,673
		1,094,180
Tanzania-0.20%
HTA Group, Ltd., 7.50%, 06/04/2029(a)	350,000	363,865
Thailand-0.70%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	490,000	466,935
GC Treasury Center Co. Ltd.
6.50%(a)(d)(e)	252,000	255,301
7.13%(a)(d)(e)	210,000	217,427
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	353,619
		1,293,282
Togo-0.12%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)	200,000	217,807
	Principal Amount	Value
Trinidad-0.25%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	$220,000	$226,160
Trinidad Generation Unlimited, 7.75%, 06/16/2033(a)	230,000	241,204
		467,364
Turkey-6.93%
Akbank T.A.S.
6.80%, 02/06/2026(a)	200,000	201,219
7.50%, 01/20/2030(a)	200,000	209,828
6.80%, 06/22/2031(a)(d)	240,000	241,291
Akbank Turk A.S., 7.88%, 09/04/2035(a)(d)	200,000	204,030
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	204,110
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	195,546
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	525,000	548,522
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	206,751
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	200,000	196,266
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	200,000	205,757
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	200,000	197,879
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	208,941
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	207,148
QNB Bank A.S., 7.25%, 05/21/2029(a)	200,000	211,521
Sisecam UK PLC
8.25%, 05/02/2029(a)	200,000	204,904
8.63%, 05/02/2032(a)(b)	275,000	283,828
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	270,802
9.50%, 08/01/2026(a)	220,000	228,126
8.00%, 01/16/2029(a)	200,000	210,627
Turk Telekomunikasyon A.S., 7.38%, 05/20/2029(a)	200,000	207,197
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	200,000	208,402
7.65%, 01/24/2032(a)	200,000	209,743
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	400,000	412,278
8.99%, 08/02/2034(a)(d)	200,000	211,263
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	208,242
8.13%, 01/03/2035(a)(d)	400,000	412,816
8.13%, 01/08/2036(a)(d)	200,000	205,804
Turkiye Ihracat Kredi Bankasi A.S.
9.38%, 01/31/2026(a)	220,000	223,034
5.75%, 07/06/2026(a)	340,000	342,584
9.00%, 01/28/2027(a)	200,000	210,299
7.50%, 02/06/2028(a)	200,000	207,491
6.88%, 07/03/2028(a)	200,000	205,519
Turkiye Is Bankasi A.S., 7.75%, 06/12/2029(a)	200,000	208,422
Turkiye Vakiflar Bankasi T.A.O.
6.50%, 01/08/2026(a)	340,000	341,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
Turkey-(continued)
5.50%, 10/01/2026(a)	$235,000	$237,105
9.00%, 10/12/2028(a)	270,000	292,429
6.88%, 01/07/2030(a)	200,000	203,422
7.25%, 07/31/2030(a)	400,000	409,567
8.99%, 10/05/2034(a)(d)	400,000	422,967
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	200,000	207,069
Vestel Elektronik Sanayi ve Ticaret A.S., 9.75%, 05/15/2029(a)	200,000	139,863
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	380,000	381,669
9.38%, 02/14/2031(a)	250,000	249,134
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	316,039
7.13%, 10/10/2029(a)	150,000	154,642
7.25%, 03/03/2030(a)	200,000	206,052
7.88%, 01/22/2031(a)(d)	300,000	301,369
9.25%, 01/17/2034(a)(d)	220,000	234,209
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	210,000	219,667
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	550,000	494,595
		12,721,577
Ukraine-0.10%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)	236,403	186,926
United Arab Emirates-1.19%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)	275,000	281,878
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	400,000	414,380
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	207,862
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/2030(a)	200,000	196,899
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	203,756
MAF Global Securities Ltd., 7.88%(a)(d)(e)	220,000	228,150
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/2028(a)	200,000	203,341
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(a)	429,000	451,414
		2,187,680
United Kingdom-6.69%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	292,000	303,104
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	550,000	575,791
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	700,000	731,114
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	400,000	405,553
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	237,524
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	300,000	303,300
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	800,000	848,131
EG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	438,545
	Principal Amount	Value
United Kingdom-(continued)
Froneri Lux Finco S.a.r.l., 6.00%, 08/01/2032(a)	$250,000	$252,500
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	192,701
11.50%, 08/15/2029(a)	200,000	205,278
8.75%, 01/15/2032(a)	300,000	285,003
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	375,000	386,848
8.13%, 02/15/2032(a)	200,000	206,625
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)(b)	250,000	262,738
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	220,000	217,073
5.88%, 01/15/2028(a)	220,000	220,260
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	200,000	167,788
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/2032(a)(h)	550,000	420,222
Standard Chartered PLC, 7.01%(a)(d)(e)	300,000	316,396
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	200,000	204,676
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)(b)	420,000	375,337
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	581,000	570,859
4.50%, 08/15/2030(a)	410,000	381,391
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	215,744
VMED 02 UK Financing I PLC, 7.75%, 04/15/2032(a)	400,000	415,170
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	561,000	512,621
4.75%, 07/15/2031(a)	580,000	537,266
Vodafone Group PLC
7.00%, 04/04/2079(d)	921,000	973,137
4.13%, 06/04/2081(d)	430,000	405,699
5.13%, 06/04/2081(d)	413,000	334,473
Zegona Finance PLC, 8.63%, 07/15/2029(a)	350,000	372,918
		12,275,785
United States-2.35%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/2026(a)	350,000	323,750
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)	450,000	450,000
9.63%, 02/14/2030(a)	350,000	347,587
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	281,250
Constellium SE, 3.75%, 04/15/2029(a)	150,000	143,329
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	350,000	389,709
EUSHI Finance, Inc., 6.25%, 04/01/2056(d)	315,000	313,887
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	325,000	342,334
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	287,000	280,966
4.75%, 06/15/2029(a)	286,000	283,231
4.38%, 08/15/2029(a)(b)	210,000	205,542
6.75%, 01/15/2031(a)	400,000	418,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
	Principal Amount	Value
United States-(continued)
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	$325,000	$330,852
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	208,846
		4,320,233
Uzbekistan-0.71%
JSC Uzbekneftegaz, 8.75%, 05/07/2030(a)	300,000	320,375
Navoi Mining and Metallurgical Combinat
6.70%, 10/17/2028(a)	200,000	208,392
6.75%, 05/14/2030(a)	200,000	211,115
6.95%, 10/17/2031(a)	250,000	268,237
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	295,174
		1,303,293
Zambia-0.89%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)	581,000	609,205
8.00%, 03/01/2033(a)	550,000	585,218
7.25%, 02/15/2034(a)	420,000	436,505
		1,630,928
Total U.S. Dollar Denominated Bonds & Notes (Cost $175,199,488)		179,325,313
	Shares
Common Stocks & Other Equity Interests-0.13%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(i)(j)	10	46
United States-0.13%
Hornbeck Offshore Services, Inc.(i)(k)	323	16,029
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	3,246	161,083
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	2,673	48,448
Premier Brands Group Holdings Co.(i)(l)	3,222	6,445
TRU Taj LLC/TRU Taj Finance, Inc.(i)	2,156	2,156
		234,161
Total Common Stocks & Other Equity Interests (Cost $178,938)		234,207
	Shares	Value

Preferred Stocks-0.00%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(j)(m) (Cost $220,500)	2,000	$4,000
Money Market Funds-1.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(n)(o) (Cost $1,938,406)	1,938,406	1,938,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.90% (Cost $177,537,332)		181,501,926
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.27%
Invesco Private Government Fund, 4.13%(n)(o)(p)	3,704,605	3,704,605
Invesco Private Prime Fund, 4.30%(n)(o)(p)	9,629,480	9,632,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,336,934)		13,336,974
TOTAL INVESTMENTS IN SECURITIES-106.17% (Cost $190,874,266)		194,838,900
OTHER ASSETS LESS LIABILITIES-(6.17)%		(11,323,404)
NET ASSETS-100.00%		$183,515,496

Investment Abbreviations:
Pfd.-Preferred
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
October 31, 2025
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $157,441,525, which represented 85.79% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31,
2025 was $207,153, which represented less than 1% of the Fund’s Net Assets.

(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(k)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)	Acquired as part of the Guitar Center, Inc. reorganization.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,305,374	$34,179,335	$(34,546,303)	$-	$-	$1,938,406	$60,455
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,371,166	19,589,160	(19,255,721)	-	-	3,704,605	121,104 *
Invesco Private Prime Fund	8,773,029	50,123,817	(49,265,239)	339	423	9,632,369	325,064 *
Total	$14,449,569	$103,892,312	$(103,067,263)	$339	$423	$15,275,380	$506,623

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco International Corporate Bond ETF (PICB)
October 31, 2025
Schedule of Investments

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.22%(a)
Australia-2.65%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	449,000	$561,321
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	550,000	368,001
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	750,000	833,490
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	700,000	467,063
National Australia Bank Ltd.
2.90%, 02/25/2027	AUD	1,000,000	645,603
2.13%, 05/24/2028(b)	EUR	300,000	343,986
4.85%, 03/22/2029	AUD	900,000	600,562
3.13%, 02/28/2030(b)	EUR	300,000	352,459
Scentre Group Trust 1, 5.35%, 09/18/2035(b)	AUD	900,000	582,262
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	100,000	122,545
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	800,000	536,017
5.10%, 05/14/2029	AUD	1,200,000	808,009
			6,221,318
Belgium-0.10%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	200,000	242,920
Canada-19.69%
Bank of Montreal
3.65%, 04/01/2027	CAD	1,520,000	1,096,951
4.31%, 06/01/2027	CAD	1,950,000	1,422,095
4.71%, 12/07/2027	CAD	1,850,000	1,367,388
3.19%, 03/01/2028	CAD	1,950,000	1,404,420
5.04%, 05/29/2028	CAD	1,500,000	1,124,109
4.54%, 12/18/2028	CAD	1,500,000	1,116,561
4.42%, 07/17/2029	CAD	1,550,000	1,154,610
3.73%, 06/03/2031(c)	CAD	1,100,000	796,681
Bank of Nova Scotia (The)
4.68%, 02/01/2029	CAD	1,500,000	1,123,638
3.50%, 04/17/2029(b)	EUR	200,000	237,839
Bell Canada
3.80%, 08/21/2028	CAD	850,000	616,806
4.55%, 02/09/2030	CAD	800,000	596,019
2.50%, 05/14/2030	CAD	750,000	518,103
3.00%, 03/17/2031	CAD	750,000	520,089
5.85%, 11/10/2032	CAD	1,050,000	833,675
5.15%, 08/24/2034	CAD	800,000	608,192
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	750,000	582,459
Canadian Imperial Bank of Commerce
4.95%, 06/29/2027	CAD	1,650,000	1,215,935
5.05%, 10/07/2027	CAD	1,300,000	963,910
5.50%, 01/14/2028	CAD	900,000	675,872
CDP Financial, Inc.
3.00%, 04/11/2029(b)	EUR	400,000	470,017
4.10%, 06/13/2030(b)	AUD	1,300,000	845,352
2.75%, 02/13/2032(b)	EUR	250,000	286,834
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	1,050,000	754,038
	Principal Amount		Value
Canada-(continued)
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	750,000	$610,754
Series K, 5.86%, 06/30/2049	CAD	750,000	609,137
Federation des caisses Desjardins du Quebec
4.41%, 05/19/2027	CAD	700,000	511,645
5.47%, 11/17/2028	CAD	1,000,000	762,588
3.80%, 09/24/2029	CAD	1,000,000	729,601
Hydro One, Inc., 4.25%, 01/04/2035	CAD	830,000	608,868
National Bank of Canada
5.22%, 06/14/2028	CAD	1,300,000	980,889
5.02%, 02/01/2029	CAD	1,150,000	869,622
OMERS Finance Trust, 3.25%, 01/28/2035(b)	EUR	250,000	288,598
Ontario Teachers’ Finance Trust
2.85%, 12/04/2031(b)	EUR	200,000	231,579
1.85%, 05/03/2032(b)	EUR	300,000	324,877
0.90%, 05/20/2041(b)	EUR	300,000	234,035
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	382,447
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	1,300,000	935,612
4.25%, 04/15/2032	CAD	750,000	547,077
6.75%, 11/09/2039	CAD	1,070,000	905,890
Royal Bank of Canada
4.61%, 07/26/2027	CAD	1,600,000	1,176,999
4.64%, 01/17/2028	CAD	1,600,000	1,184,273
4.63%, 05/01/2028	CAD	1,850,000	1,373,858
2.13%, 04/26/2029(b)	EUR	300,000	340,329
5.23%, 06/24/2030	CAD	900,000	696,478
TELUS Corp.
5.25%, 11/15/2032	CAD	800,000	614,883
Series CY, 3.30%, 05/02/2029	CAD	850,000	609,289
Toronto-Dominion Bank (The)
4.21%, 06/01/2027	CAD	2,100,000	1,530,947
5.38%, 10/21/2027	CAD	1,550,000	1,158,437
4.48%, 01/18/2028	CAD	1,500,000	1,106,391
5.49%, 09/08/2028	CAD	1,100,000	837,818
4.68%, 01/08/2029	CAD	1,950,000	1,460,966
3.63%, 12/13/2029(b)	EUR	350,000	416,418
1.95%, 04/08/2030(b)	EUR	250,000	277,363
3.56%, 04/16/2031(b)	EUR	300,000	354,993
3.13%, 08/03/2032(b)	EUR	300,000	345,254
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	1,550,000	1,116,954
5.28%, 07/15/2030(b)	CAD	950,000	729,015
4.58%, 02/20/2035	CAD	800,000	585,622
4.34%, 10/15/2049(b)	CAD	800,000	519,459
			46,300,558
Denmark-2.36%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)(d)	EUR	250,000	291,825
3.25%, 02/28/2032(b)	EUR	200,000	232,042
3.50%, 02/28/2035(b)	EUR	250,000	288,149
5.50%, 02/28/2039(b)	GBP	400,000	525,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
Denmark-(continued)
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	300,000	$352,020
3.25%, 11/06/2030(b)	EUR	300,000	351,293
Novo Nordisk Finance (Netherlands) B.V.
3.13%, 01/21/2029(b)	EUR	200,000	235,180
2.88%, 08/27/2030(b)	EUR	300,000	349,587
3.25%, 01/21/2031(b)	EUR	300,000	353,738
3.38%, 05/21/2034(b)	EUR	300,000	350,640
3.63%, 05/27/2037(b)	EUR	300,000	350,106
Orsted A/S
4.88%, 01/12/2032(b)	GBP	600,000	770,849
5.75%, 04/09/2040(b)	GBP	388,000	488,993
5.38%, 09/13/2042(b)	GBP	500,000	598,198
			5,538,325
Finland-0.64%
Nordea Bank Abp
0.50%, 11/02/2028(b)	EUR	300,000	326,576
2.50%, 05/23/2029(b)(d)	EUR	200,000	230,349
3.38%, 06/11/2029(b)	EUR	300,000	355,723
2.75%, 05/02/2030(b)	EUR	300,000	346,973
3.63%, 03/15/2034(b)	EUR	200,000	237,353
			1,496,974
France-22.20%
Abertis France SAS, 1.48%, 01/18/2031(b)	EUR	100,000	106,329
Action Logement Services
0.38%, 10/05/2031(b)	EUR	200,000	198,017
1.38%, 04/13/2032(b)	EUR	500,000	519,092
0.50%, 10/30/2034(b)	EUR	200,000	178,727
4.13%, 10/03/2038(b)	EUR	200,000	235,344
0.75%, 07/19/2041(b)	EUR	300,000	215,066
3.63%, 05/25/2043(b)	EUR	200,000	214,308
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	400,000	459,272
Airbus SE
1.63%, 06/09/2030(b)	EUR	300,000	331,924
2.38%, 04/07/2032(b)	EUR	200,000	226,244
2.38%, 06/09/2040(b)	EUR	300,000	295,420
Autoroutes du Sud de la France S.A.
1.38%, 01/22/2030(b)	EUR	200,000	218,277
1.38%, 02/21/2031(b)	EUR	300,000	319,901
Ayvens S.A.
3.88%, 01/24/2028(b)	EUR	300,000	355,658
4.88%, 10/06/2028(b)	EUR	200,000	245,264
Banque Federative du Credit Mutuel
3.00%, 05/07/2030(b)	EUR	200,000	231,665
3.63%, 03/07/2035(b)	EUR	200,000	230,901
Banque Federative du Credit Mutuel S.A.
3.88%, 01/26/2028(b)	EUR	300,000	356,526
5.38%, 05/25/2028(b)	GBP	400,000	538,237
0.25%, 07/19/2028(b)	EUR	300,000	325,149
0.63%, 11/03/2028(b)	EUR	300,000	325,960
4.13%, 03/13/2029(b)	EUR	300,000	362,380
1.75%, 03/15/2029(b)	EUR	300,000	335,203
1.88%, 06/18/2029(b)	EUR	200,000	221,444
5.00%, 10/22/2029(b)	GBP	400,000	535,140
2.63%, 11/06/2029(b)	EUR	200,000	228,823
	Principal Amount		Value
France-(continued)
0.75%, 01/17/2030(b)	EUR	300,000	$317,182
4.38%, 05/02/2030(b)	EUR	300,000	365,352
1.25%, 06/03/2030(b)	EUR	200,000	213,682
0.63%, 02/21/2031(b)	EUR	400,000	404,885
3.25%, 10/17/2031(b)	EUR	300,000	348,922
4.75%, 11/10/2031(b)	EUR	200,000	249,160
1.13%, 01/19/2032(b)	EUR	300,000	304,928
5.13%, 01/13/2033(b)	EUR	300,000	376,276
3.75%, 02/01/2033(b)	EUR	400,000	475,497
4.13%, 06/14/2033(b)	EUR	400,000	487,136
4.38%, 01/11/2034(b)	EUR	300,000	358,883
3.75%, 02/03/2034(b)	EUR	200,000	236,932
BNP Paribas S.A.
1.38%, 05/28/2029(b)	EUR	300,000	329,162
3.63%, 09/01/2029(b)	EUR	300,000	355,199
1.63%, 07/02/2031(b)	EUR	400,000	418,624
1.25%, 07/13/2031(b)	GBP	600,000	649,479
2.10%, 04/07/2032(b)	EUR	300,000	321,562
5.75%, 06/13/2032(b)	GBP	800,000	1,095,854
0.63%, 12/03/2032(b)	EUR	500,000	478,192
4.13%, 05/24/2033(b)	EUR	300,000	367,224
4.10%, 02/13/2034(b)(d)	EUR	300,000	359,558
2.00%, 09/13/2036(b)	GBP	500,000	475,857
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	200,000	227,441
0.50%, 02/11/2030(b)	EUR	200,000	209,689
3.88%, 07/17/2031(b)	EUR	200,000	240,914
4.63%, 06/07/2032(b)	EUR	300,000	375,141
3.25%, 06/30/2037(b)(d)	EUR	300,000	337,220
5.38%, 06/30/2042(b)	EUR	200,000	260,728
BPCE S.A.
4.38%, 07/13/2028(b)	EUR	300,000	362,018
1.00%, 10/05/2028(b)	EUR	200,000	221,601
3.88%, 01/11/2029(b)	EUR	200,000	238,338
5.25%, 04/16/2029(b)	GBP	600,000	791,596
0.25%, 01/14/2031(b)	EUR	300,000	302,303
0.75%, 03/03/2031(b)	EUR	200,000	204,505
1.00%, 01/14/2032(b)	EUR	200,000	201,879
4.00%, 11/29/2032(b)	EUR	400,000	484,401
4.50%, 01/13/2033(b)	EUR	300,000	369,105
3.88%, 01/25/2036(b)	EUR	300,000	355,804
Capgemini SE
2.00%, 04/15/2029(b)	EUR	200,000	225,852
2.38%, 04/15/2032(b)	EUR	300,000	330,794
Cie de Saint-Gobain S.A.
3.38%, 04/08/2030(b)	EUR	300,000	354,149
3.88%, 11/29/2030(b)	EUR	400,000	481,912
1.88%, 03/15/2031(b)	EUR	100,000	109,352
3.63%, 04/08/2034(b)	EUR	200,000	234,899
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	300,000	330,675
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	328,326
1.50%, 10/06/2031(b)	EUR	200,000	207,024
Credit Agricole S.A.
0.38%, 04/20/2028(b)	EUR	700,000	767,300
1.13%, 02/24/2029(b)	EUR	300,000	330,953
1.75%, 03/05/2029(b)	EUR	500,000	558,474
2.00%, 03/25/2029(b)	EUR	700,000	783,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
France-(continued)
1.00%, 07/03/2029(b)	EUR	300,000	$327,225
2.50%, 08/29/2029(b)	EUR	500,000	574,913
4.88%, 10/23/2029(b)	GBP	700,000	933,735
4.13%, 03/07/2030(b)	EUR	600,000	731,964
3.88%, 04/20/2031(b)	EUR	900,000	1,085,601
0.88%, 01/14/2032(b)	EUR	400,000	403,965
3.13%, 02/26/2032(b)	EUR	200,000	231,459
1.13%, 07/12/2032(b)	EUR	200,000	201,932
4.00%, 01/18/2033(b)	EUR	200,000	242,769
4.38%, 11/27/2033(b)	EUR	300,000	367,900
3.75%, 01/22/2034(b)	EUR	500,000	592,230
3.50%, 09/26/2034(b)	EUR	300,000	345,434
3.88%, 11/28/2034(b)	EUR	400,000	477,470
3.75%, 05/27/2035(b)	EUR	200,000	233,285
4.13%, 02/26/2036(b)	EUR	500,000	598,240
Danone S.A., 1.21%, 11/03/2028(b)	EUR	300,000	335,273
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	300,000	318,804
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	300,000	357,475
4.00%, 01/11/2035(b)	EUR	300,000	358,284
5.75%, 10/28/2050(b)	GBP	500,000	621,538
5.63%, 04/03/2053(b)	GBP	400,000	484,779
5.00%, 10/01/2060(b)	GBP	800,000	882,142
EssilorLuxottica S.A.
2.88%, 03/05/2029(b)	EUR	300,000	350,296
2.63%, 01/10/2030(b)	EUR	300,000	345,746
0.75%, 11/27/2031(b)	EUR	200,000	204,798
Kering S.A.
3.63%, 09/05/2031(b)	EUR	200,000	237,078
3.38%, 03/11/2032(b)(d)	EUR	300,000	350,002
3.88%, 09/05/2035(b)	EUR	300,000	351,708
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	238,367
LVMH Moet Hennessy Louis Vuitton
2.63%, 03/07/2029(b)	EUR	300,000	348,209
3.25%, 09/07/2029(b)	EUR	300,000	355,751
LVMH Moet Hennessy Louis Vuitton SE
0.38%, 02/11/2031(b)	EUR	300,000	308,915
3.50%, 09/07/2033(b)	EUR	300,000	358,517
Orange S.A.
1.38%, 03/20/2028(b)	EUR	200,000	225,630
2.00%, 01/15/2029(b)	EUR	300,000	341,405
1.38%, 01/16/2030(b)	EUR	300,000	329,205
1.88%, 09/12/2030(b)	EUR	200,000	221,707
3.25%, 01/15/2032(b)	GBP	600,000	733,070
0.50%, 09/04/2032(b)	EUR	200,000	195,014
8.13%, 01/28/2033	EUR	350,000	531,787
0.63%, 12/16/2033(b)	EUR	300,000	281,802
5.63%, 01/23/2034	GBP	378,000	523,258
5.38%, 11/22/2050(b)	GBP	400,000	487,968
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	200,000	220,727
Schneider Electric SE, 3.62%, 09/02/2037(b)	EUR	300,000	351,807
Societe Generale S.A.
2.13%, 09/27/2028(b)	EUR	300,000	341,898
4.13%, 11/21/2028(b)	EUR	200,000	241,541
1.75%, 03/22/2029(b)	EUR	200,000	223,144
	Principal Amount		Value
France-(continued)
2.63%, 05/30/2029(b)	EUR	300,000	$346,651
1.25%, 06/12/2030(b)	EUR	300,000	320,663
4.25%, 11/16/2032(b)	EUR	300,000	370,451
5.63%, 06/02/2033(b)	EUR	200,000	256,159
6.25%, 06/22/2033(b)	GBP	300,000	424,207
Suez S.A.
2.88%, 05/24/2034(b)	EUR	200,000	217,601
6.63%, 10/05/2043(b)	GBP	500,000	694,486
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	400,000	453,095
TotalEnergies Capital International S.A.
1.38%, 10/04/2029(b)	EUR	300,000	331,919
3.08%, 07/01/2031(b)	EUR	200,000	233,125
1.99%, 04/08/2032(b)	EUR	300,000	326,368
3.16%, 03/03/2033(b)	EUR	200,000	230,811
3.65%, 07/01/2035(b)	EUR	300,000	351,619
1.62%, 05/18/2040(b)	EUR	300,000	261,171
3.85%, 03/03/2045(b)	EUR	300,000	330,599
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/2031(b)	EUR	300,000	307,930
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	300,000	330,230
			52,218,408
Germany-10.94%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	600,000	704,627
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	300,000	362,104
Aroundtown S.A., 0.38%, 04/15/2027(b)	EUR	200,000	223,430
BASF SE, 1.50%, 03/17/2031(b)	EUR	200,000	215,120
Bayer AG
0.38%, 01/12/2029(b)	EUR	200,000	214,651
1.13%, 01/06/2030(b)	EUR	300,000	321,940
0.63%, 07/12/2031(b)	EUR	200,000	201,048
1.38%, 07/06/2032(b)	EUR	300,000	307,103
4.63%, 05/26/2033(b)	EUR	400,000	494,783
Bayer Capital Corp. B.V., 2.13%, 12/15/2029(b)	EUR	400,000	448,351
BMW Finance N.V.
2.63%, 05/20/2028(b)	EUR	300,000	348,404
1.50%, 02/06/2029(b)	EUR	300,000	335,113
BMW International Investment B.V., 3.13%, 07/22/2029(b)	EUR	250,000	292,808
BMW US Capital LLC, 3.38%, 02/02/2034(b)(d)	EUR	235,000	271,419
Deutsche Bahn AG
1.13%, 12/18/2028(b)(d)	EUR	200,000	222,437
0.63%, 04/15/2036(b)	EUR	250,000	223,381
0.63%, 12/08/2050(b)	EUR	248,000	140,858
1.13%, 05/29/2051(b)	EUR	251,000	159,438
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	300,000	364,571
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	250,000	291,113
Deutsche Telekom AG
1.75%, 03/25/2031(b)	EUR	300,000	332,289
3.63%, 02/03/2045(b)	EUR	250,000	272,963
Deutsche Telekom International Finance B.V., 2.00%, 12/01/2029(b)	EUR	200,000	227,163
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
Germany-(continued)
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	250,000	$278,705
6.25%, 06/03/2030(b)	GBP	500,000	704,936
6.38%, 06/07/2032	GBP	782,000	1,114,764
4.75%, 01/31/2034(b)	GBP	500,000	642,208
5.88%, 10/30/2037(b)	GBP	650,000	875,492
6.75%, 01/27/2039(b)	GBP	500,000	721,062
6.13%, 07/06/2039(b)	GBP	800,000	1,088,187
E.ON SE
3.88%, 01/12/2035(b)(d)	EUR	266,000	321,127
4.13%, 03/25/2044(b)	EUR	175,000	203,207
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	206,000	241,970
Eurogrid GmbH, 3.73%, 10/18/2035(b)	EUR	300,000	349,011
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	300,000	327,455
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	300,000	347,712
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	300,000	334,472
0.75%, 09/10/2030(b)	EUR	200,000	210,926
1.13%, 11/06/2031(b)	EUR	200,000	208,971
0.75%, 03/11/2033(b)	EUR	229,000	224,662
2.13%, 07/03/2037(b)	EUR	350,000	350,843
Mercedes-Benz International Finance B.V.
3.25%, 11/15/2030(b)	EUR	328,000	385,632
3.70%, 05/30/2031(b)	EUR	200,000	241,064
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	200,000	238,053
4.00%, 06/02/2035(b)	EUR	300,000	358,040
4.38%, 06/02/2043(b)	EUR	300,000	350,840
RWE AG, 2.75%, 05/24/2030(b)	EUR	225,000	260,412
SAP SE, 1.63%, 03/10/2031(b)	EUR	300,000	327,790
Siemens Financieringsmaatschappij N.V.
2.63%, 05/27/2029(b)	EUR	200,000	232,595
3.38%, 08/24/2031(b)	EUR	300,000	358,443
3.13%, 05/22/2032(b)	EUR	400,000	469,381
3.00%, 09/08/2033(b)	EUR	200,000	232,502
0.50%, 09/05/2034(b)	EUR	200,000	189,111
3.63%, 05/27/2036(b)	EUR	200,000	236,347
3.38%, 02/22/2037(b)	EUR	300,000	345,512
3.75%, 09/10/2042(b)	GBP	500,000	538,325
3.63%, 02/22/2044(b)	EUR	300,000	334,694
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	300,000	323,369
Volkswagen Financial Services AG
0.13%, 02/12/2027(b)	EUR	208,000	233,183
3.25%, 05/19/2027(b)	EUR	200,000	233,245
0.88%, 01/31/2028(b)	EUR	230,000	254,899
3.63%, 05/19/2029(b)	EUR	200,000	235,693
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	400,000	499,153
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	600,000	686,137
0.88%, 09/22/2028(b)	EUR	400,000	438,910
1.63%, 01/16/2030(b)	EUR	200,000	220,338
3.25%, 11/18/2030(b)	EUR	200,000	231,764
4.13%, 11/16/2038(b)	EUR	300,000	342,783
	Principal Amount		Value
Germany-(continued)
Volkswagen Leasing GmbH, 3.88%, 10/11/2028(b)	EUR	300,000	$357,303
Vonovia SE
0.25%, 09/01/2028(b)	EUR	300,000	324,473
0.75%, 09/01/2032(b)	EUR	200,000	193,324
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	200,000	220,509
1.82%, 09/25/2031(b)	EUR	300,000	310,519
			25,725,167
Italy-4.72%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	325,000	355,425
2.38%, 11/25/2033(b)	EUR	300,000	315,951
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	300,000	339,259
2.00%, 01/15/2030(b)	EUR	300,000	333,654
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	200,000	239,864
0.88%, 09/28/2034(b)	EUR	270,000	250,805
3.88%, 01/23/2035(b)	EUR	200,000	237,255
0.88%, 06/17/2036(b)	EUR	300,000	263,270
5.75%, 09/14/2040(b)	GBP	1,100,000	1,439,062
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	439,000	585,419
Eni S.p.A.
3.63%, 01/29/2029(b)	EUR	300,000	357,484
0.63%, 01/23/2030(b)	EUR	300,000	317,698
2.00%, 05/18/2031(b)	EUR	150,000	165,688
4.25%, 05/19/2033(b)	EUR	300,000	366,452
3.88%, 01/15/2034(b)	EUR	200,000	238,173
Intesa Sanpaolo S.p.A.
0.75%, 03/16/2028(b)	EUR	200,000	221,867
1.75%, 07/04/2029(b)	EUR	223,000	249,234
4.88%, 05/19/2030(b)	EUR	300,000	376,011
3.63%, 10/16/2030(b)	EUR	300,000	358,070
5.13%, 08/29/2031(b)	EUR	400,000	512,618
6.63%, 05/31/2033(b)	GBP	600,000	859,575
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	200,000	234,675
Snam S.p.A.
3.25%, 07/01/2032(b)	EUR	300,000	348,235
3.88%, 02/19/2034(b)	EUR	200,000	238,869
5.75%, 11/26/2036(b)	GBP	400,000	537,140
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	213,000	221,584
4.00%, 03/05/2034(b)	EUR	300,000	360,424
4.20%, 06/11/2034(b)	EUR	150,000	180,859
3.73%, 06/10/2035(b)	EUR	300,000	352,374
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	200,000	236,628
			11,093,622
Japan-2.44%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	500,000	634,891
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	200,000	207,704
NTT Finance Corp.
2.91%, 03/16/2029(b)	EUR	200,000	232,495
0.34%, 03/03/2030(b)	EUR	300,000	312,332
3.68%, 07/16/2033(b)	EUR	350,000	413,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
Japan-(continued)
4.09%, 07/16/2037(b)	EUR	250,000	$299,276
Series 17, 0.28%, 12/20/2027	JPY	100,000,000	635,863
Series 18, 0.38%, 09/20/2030	JPY	300,000,000	1,832,125
Sumitomo Mitsui Financial Group, Inc., 0.63%, 10/23/2029(b)	EUR	325,000	346,189
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	300,000	345,885
1.38%, 07/09/2032	EUR	300,000	309,028
2.00%, 07/09/2040	EUR	200,000	179,509
			5,748,418
Luxembourg-0.14%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	300,000	340,963
Netherlands-2.95%
ABN AMRO Bank N.V.
4.38%, 10/20/2028(b)	EUR	300,000	363,719
2.75%, 06/04/2029(b)	EUR	200,000	232,393
0.50%, 09/23/2029(b)	EUR	300,000	317,455
3.13%, 01/21/2030(b)	EUR	200,000	235,696
4.25%, 02/21/2030(b)	EUR	200,000	244,175
3.88%, 01/15/2032(b)	EUR	300,000	359,400
1.00%, 06/02/2033(b)	EUR	300,000	295,255
1.25%, 01/20/2034(b)	EUR	300,000	296,598
4.50%, 11/21/2034(b)	EUR	200,000	251,855
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	800,000	1,050,165
4.00%, 01/10/2030(b)	EUR	200,000	242,004
1.13%, 05/07/2031(b)	EUR	300,000	314,602
3.82%, 07/26/2034(b)	EUR	300,000	359,728
ING Groep N.V.
1.38%, 01/11/2028(b)	EUR	300,000	338,987
2.00%, 09/20/2028(b)	EUR	400,000	456,998
2.50%, 11/15/2030(b)	EUR	300,000	341,530
Koninklijke KPN N.V., 3.88%, 02/16/2036(b)	EUR	300,000	354,160
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	200,000	216,768
TenneT Holding B.V.
4.50%, 10/28/2034(b)	EUR	300,000	378,546
0.88%, 06/16/2035(b)	EUR	300,000	284,868
			6,934,902
New Zealand-0.62%
ASB Bank Ltd., 4.10%, 09/02/2030(b)	NZD	900,000	522,121
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	750,000	459,309
Westpac New Zealand Ltd., 4.34%, 09/24/2029	NZD	800,000	470,375
			1,451,805
Norway-2.37%
Equinor ASA
6.88%, 03/11/2031(b)	GBP	600,000	881,209
1.38%, 05/22/2032(b)	EUR	200,000	208,502
1.63%, 02/17/2035(b)	EUR	200,000	199,113
Norway Government Bond
Series 479, 1.75%, 02/17/2027(b)	NOK	8,500,000	818,144
Series 480, 2.00%, 04/26/2028(b)	NOK	5,170,000	489,538
Series 481, 1.75%, 09/06/2029(b)	NOK	4,400,000	403,084
Series 482, 1.38%, 08/19/2030(b)	NOK	3,400,000	300,074
	Principal Amount		Value
Norway-(continued)
Series 483, 1.25%, 09/17/2031(b)	NOK	1,350,000	$115,275
Series 484, 2.13%, 05/18/2032(b)	NOK	2,142,000	190,180
Series 486, 3.00%, 08/15/2033(b)	NOK	4,500,000	417,175
Series 487, 3.63%, 04/13/2034(b)	NOK	5,000,000	482,302
Series 488, 3.63%, 05/31/2039(b)	NOK	2,100,000	199,471
Series 489, 3.75%, 06/12/2035(b)	NOK	3,100,000	300,387
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	300,000	329,267
Var Energi ASA, 3.88%, 03/12/2031(b)	EUR	200,000	235,376
			5,569,097
Portugal-0.14%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	300,000	336,571
Singapore-0.23%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	400,000	530,289
Spain-4.79%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	300,000	346,178
3.00%, 03/27/2031(b)	EUR	200,000	229,898
Banco Bilbao Vizcaya Argentaria S.A.
3.50%, 02/10/2027(b)	EUR	200,000	233,587
4.38%, 10/14/2029(b)	EUR	300,000	368,508
3.13%, 07/15/2030(b)	EUR	300,000	349,323
3.50%, 03/26/2031(b)(d)	EUR	300,000	358,177
3.88%, 01/15/2034(b)	EUR	300,000	364,583
3.75%, 08/26/2035(b)	EUR	200,000	235,146
Banco Santander S.A.
3.88%, 04/22/2029(b)	EUR	300,000	359,176
5.13%, 01/25/2030(b)	GBP	400,000	540,283
4.25%, 06/12/2030(b)	EUR	200,000	244,921
1.63%, 10/22/2030(b)	EUR	200,000	215,703
5.38%, 01/17/2031(b)	GBP	400,000	545,815
4.88%, 10/18/2031(b)	EUR	500,000	631,903
1.00%, 11/04/2031(b)(d)	EUR	200,000	205,763
3.25%, 05/27/2032(b)	EUR	200,000	232,938
3.50%, 10/02/2032(b)	EUR	200,000	235,108
3.75%, 01/09/2034(b)	EUR	400,000	476,936
3.50%, 02/17/2035(b)	EUR	300,000	347,700
CaixaBank S.A.
3.75%, 09/07/2029(b)	EUR	300,000	360,012
4.25%, 09/06/2030(b)	EUR	200,000	245,589
4.38%, 11/29/2033(b)	EUR	200,000	250,628
3.38%, 06/26/2035(b)	EUR	300,000	347,213
Cellnex Finance Co. S.A.
1.50%, 06/08/2028(b)(d)	EUR	200,000	225,046
2.00%, 02/15/2033(b)	EUR	300,000	313,864
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	300,000	326,199
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)(d)	EUR	200,000	210,912
5.25%, 10/31/2036(b)	GBP	400,000	526,435
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	200,000	238,376
Telefonica Emisiones S.A.
1.72%, 01/12/2028(b)	EUR	300,000	341,743
1.79%, 03/12/2029(b)	EUR	300,000	337,555
0.66%, 02/03/2030(b)	EUR	200,000	212,016
2.59%, 05/25/2031(b)	EUR	300,000	339,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
Spain-(continued)
3.70%, 01/24/2032(b)	EUR	200,000	$237,329
3.72%, 01/23/2034(b)	EUR	200,000	232,410
			11,266,811
Sweden-2.05%
Skandinaviska Enskilda Banken AB
0.63%, 11/12/2029(b)	EUR	200,000	212,206
3.38%, 03/19/2030(b)	EUR	300,000	353,517
Svenska Handelsbanken AB
0.05%, 09/06/2028(b)	EUR	300,000	324,093
1.38%, 02/23/2029(b)(d)	EUR	230,000	255,180
0.50%, 02/18/2030(b)	EUR	300,000	314,475
Swedbank AB, 4.13%, 11/13/2028(b)	EUR	300,000	362,923
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,200,000	126,125
Series 1059, 1.00%, 11/12/2026(b)	SEK	2,500,000	260,937
Series 1060, 0.75%, 05/12/2028(b)	SEK	8,500,000	869,700
Series 1061, 0.75%, 11/12/2029(b)	SEK	9,300,000	931,371
Series 1062, 0.13%, 05/12/2031(b)	SEK	700,000	65,842
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	500,000	737,335
			4,813,704
Switzerland-1.36%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	300,000	310,886
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	200,000	235,258
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	300,000	329,891
2.00%, 03/26/2038(b)	EUR	300,000	293,612
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	300,000	356,710
3.63%, 11/29/2036(b)	EUR	200,000	234,960
UBS AG, 0.50%, 03/31/2031(b)	EUR	200,000	204,597
UBS Group AG
0.65%, 09/10/2029(b)	EUR	300,000	320,120
0.88%, 11/03/2031(b)	EUR	200,000	203,654
0.63%, 01/18/2033(b)	EUR	348,000	333,513
0.63%, 02/24/2033(b)	EUR	400,000	382,938
			3,206,139
United Kingdom-14.05%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	403,000	526,629
5.75%, 06/07/2043(b)	GBP	400,000	492,847
6.25%, 09/12/2044(b)	GBP	500,000	646,526
B.A.T. International Finance PLC
2.25%, 01/16/2030(b)	EUR	300,000	337,209
6.00%, 11/24/2034(b)	GBP	375,000	517,316
Blend Funding PLC
3.46%, 09/21/2047(b)	GBP	400,000	371,883
2.92%, 04/05/2054(b)	GBP	500,000	392,591
British Telecommunications PLC
3.13%, 11/21/2031(b)	GBP	350,000	424,403
6.38%, 06/23/2037(b)	GBP	400,000	563,280
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	600,000	563,845
2.75%, 09/22/2046(b)	GBP	600,000	482,688
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	300,000	294,248
	Principal Amount		Value
United Kingdom-(continued)
Centrica PLC, 4.25%, 09/12/2044(b)	GBP	400,000	$421,774
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	430,000	372,175
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	500,000	661,539
Diageo Finance PLC
3.13%, 02/28/2031(b)	EUR	200,000	232,821
2.50%, 03/27/2032(b)	EUR	300,000	334,963
2.75%, 06/08/2038(b)	GBP	400,000	405,632
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	300,000	341,699
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	400,000	552,919
1.63%, 05/12/2035(b)	GBP	600,000	595,018
6.38%, 03/09/2039	GBP	500,000	720,607
Heathrow Funding Ltd.
6.75%, 12/03/2026(b)	GBP	550,000	740,399
6.45%, 12/10/2031(b)	GBP	650,000	924,931
5.88%, 05/13/2041(b)	GBP	500,000	654,890
4.63%, 10/31/2046(b)	GBP	600,000	654,992
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	450,000	554,102
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	400,000	357,231
HSBC Holdings PLC, 7.00%, 04/07/2038(b)	GBP	600,000	853,786
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	300,000	378,061
1.75%, 03/18/2033(b)	EUR	200,000	202,635
Imperial Brands Finance PLC
4.88%, 06/07/2032(b)	GBP	300,000	386,958
3.88%, 02/12/2034(b)	EUR	200,000	230,789
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	660,000	957,188
LSEGA Financing PLC, 4.88%, 09/19/2032(b)	GBP	400,000	530,728
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	200,000	240,026
3.88%, 01/24/2034(b)	EUR	200,000	234,385
4.25%, 06/17/2035(b)	EUR	300,000	358,178
3.63%, 03/10/2036(b)	GBP	400,000	451,368
2.38%, 07/03/2039(b)	GBP	400,000	361,961
2.13%, 01/18/2042(b)	GBP	500,000	400,530
5.75%, 06/17/2051(b)	GBP	350,000	434,055
5.63%, 01/24/2054(b)	GBP	400,000	487,165
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	525,000	722,397
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	200,000	243,141
Nationwide Building Society
3.00%, 03/03/2030(b)	EUR	200,000	232,723
3.13%, 08/18/2032(b)	EUR	300,000	346,799
NatWest Markets PLC
5.00%, 11/18/2029(b)	GBP	300,000	401,204
3.13%, 01/10/2030(b)	EUR	300,000	350,571
3.00%, 09/03/2030(b)	EUR	300,000	347,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
	Principal Amount		Value
United Kingdom-(continued)
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	300,000	$403,897
5.75%, 05/11/2055(b)	GBP	300,000	361,245
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	400,000	446,234
Rothesay Life PLC
7.73%, 05/16/2033(b)	GBP	400,000	584,009
7.02%, 12/10/2034(b)	GBP	400,000	560,920
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	450,000	326,180
Santander UK PLC, 3.35%, 03/25/2030(b)	EUR	300,000	352,172
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	350,000	441,055
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	450,000	619,558
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	400,000	510,154
4.38%, 01/18/2038(b)	GBP	400,000	478,400
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	800,000	991,112
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	300,000	334,511
University of Oxford, 2.54%, 12/08/2117(b)	GBP	750,000	473,074
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	218,312
6.38%, 07/03/2050(b)	GBP	400,000	544,674
5.13%, 12/02/2052(b)	GBP	400,000	454,985
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)	GBP	350,000	452,909
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	620,000	286,013
2.52%, 02/07/2118(b)	GBP	600,000	373,430
Yorkshire Water Finance PLC, 6.38%, 11/18/2034(b)	GBP	400,000	548,941
			33,053,132
United States-3.78%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	650,000	845,963
BP Capital Markets PLC
1.23%, 05/08/2031(b)	EUR	300,000	316,282
2.82%, 04/07/2032(b)	EUR	300,000	340,638
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	300,000	326,592
3.00%, 10/15/2028	EUR	200,000	234,597
1.63%, 03/07/2031	EUR	300,000	325,742
3.13%, 10/15/2031	EUR	200,000	234,009
0.75%, 10/15/2032	EUR	200,000	198,543
3.38%, 10/15/2034	EUR	200,000	233,874
1.38%, 10/15/2040	EUR	300,000	249,503
1.63%, 10/15/2050	EUR	200,000	139,578
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	250,000	249,201
	Principal Amount		Value
United States-(continued)
Nestle Holdings, Inc., 2.50%, 04/04/2032(b)	GBP	500,000	$591,551
Robert Bosch Finance LLC, 2.75%, 05/28/2028(b)	EUR	300,000	348,152
Sanofi S.A.
1.50%, 04/01/2030(b)	EUR	200,000	221,836
Series 12FX, 1.38%, 03/21/2030(b)	EUR	500,000	551,156
Series 20FX, 1.88%, 03/21/2038(b)	EUR	300,000	292,585
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	200,000	201,174
1.88%, 04/07/2032(b)	EUR	200,000	217,121
1.25%, 11/11/2032(b)	EUR	300,000	306,859
0.88%, 11/08/2039(b)	EUR	200,000	157,415
1.75%, 09/10/2052(b)	GBP	300,000	182,983
Stellantis N.V.
4.50%, 07/07/2028(b)	EUR	300,000	361,025
0.75%, 01/18/2029(b)	EUR	300,000	323,602
4.38%, 03/14/2030(b)	EUR	300,000	362,482
4.25%, 06/16/2031(b)	EUR	200,000	237,896
2.75%, 04/01/2032(b)	EUR	300,000	324,832
1.25%, 06/20/2033(b)	EUR	300,000	283,295
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	238,736
			8,897,222
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $230,171,936)			230,986,345
	Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $717,695)		717,695	717,695
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $230,889,631)			231,704,040
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Private Government Fund, 4.13%(e)(f)(g)		524,385	524,385
Invesco Private Prime Fund, 4.30%(e)(f)(g)		1,358,832	1,359,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,883,627)			1,883,625
TOTAL INVESTMENTS IN SECURITIES-99.33% (Cost $232,773,258)			233,587,665
OTHER ASSETS LESS LIABILITIES-0.67%			1,584,388
NET ASSETS-100.00%			$235,172,053
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)—(continued)
October 31, 2025
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $177,194,331, which represented 75.35% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	All or a portion of this security was out on loan at October 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$745,439	$13,447,691	$(13,475,435)	$-	$-	$717,695	$19,671
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	232,112	2,022,511	(1,730,238)	-	-	524,385	10,253 *
Invesco Private Prime Fund	604,170	5,049,733	(4,294,749)	9	77	1,359,240	27,369 *
Total	$1,581,721	$20,519,935	$(19,500,422)	$9	$77	$2,601,320	$57,293

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2L.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Statements of Assets and Liabilities
October 31, 2025

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$76,237,862	$1,273,740,812	$179,563,520	$230,986,345
Affiliated investments in securities, at value	274,943	83,421,418	15,275,380	2,601,320
Due from broker	-	-	29,385	6,014
Foreign currencies, at value	-	161,612	26,368	99,489
Deposits with brokers:
Cash segregated as collateral	-	548,581	166,214	1,163,590
Receivable for:
Dividends and interest	113,187	18,168,083	3,085,296	3,534,630
Securities lending	-	39,231	10,935	512
Investments sold	1,578,475	262,838	3,258,599	3,868,815
Fund shares sold	-	13,485,866	158,399	5,687,969
Foreign tax reclaims	-	-	-	2,698
Investments matured, at value	-	-	101,456	-
Total assets	78,204,467	1,389,828,441	201,675,552	247,951,382
Liabilities:
Due to broker	-	20,964	165,565	-
Payable for:
Investments purchased	1,848,666	13,450,000	4,331,928	9,638,388
Collateral upon return of securities loaned	-	80,374,765	13,336,934	1,883,627
Collateral upon receipt of securities in-kind	-	548,581	166,214	1,163,590
Fund shares repurchased	-	262,838	104,153	-
Accrued unitary management fees	4,528	542,991	55,262	93,724
Total liabilities	1,853,194	95,200,139	18,160,056	12,779,329
Net Assets	$76,351,273	$1,294,628,302	$183,515,496	$235,172,053
Net assets consist of:
Shares of beneficial interest	$77,128,205	$2,389,249,357	$225,544,635	$245,751,286
Distributable earnings (loss)	(776,932)	(1,094,621,055)	(42,029,139)	(10,579,233)
Net Assets	$76,351,273	$1,294,628,302	$183,515,496	$235,172,053
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,920,001	59,100,000	9,200,000	9,950,000
Net asset value	$26.15	$21.91	$19.95	$23.64
Market price	$26.15	$21.90	$19.95	$23.64
Unaffiliated investments in securities, at cost	$75,906,102	$1,326,312,510	$175,598,926	$230,171,936
Affiliated investments in securities, at cost	$274,943	$83,422,223	$15,275,340	$2,601,322
Foreign currencies, at cost	$-	$150,948	$23,066	$99,461
Investments matured, at cost	$-	$-	$3,661,152	$-
(a)Includes securities on loan with an aggregate value of:	$-	$77,781,605	$12,471,617	$1,761,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Statements of Operations
For the year ended October 31, 2025

	Invesco 0-5 Yr US TIPS ETF (PBTP)	Invesco Emerging Markets Sovereign Debt ETF (PCY)	Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	Invesco International Corporate Bond ETF (PICB)
Investment income:
Unaffiliated interest income	$2,276,374	$84,515,255	$12,279,079	$5,749,558
Unaffiliated dividend income	-	14,995	581	-
Affiliated dividend income	2,433	117,016	60,455	19,671
Securities lending income, net	-	388,548	79,343	2,675
Foreign withholding tax	-	-	-	(3,219)
Total investment income	2,278,807	85,035,814	12,419,458	5,768,685
Expenses:
Unitary management fees	44,085	6,230,842	566,029	781,370
Less: Waivers	(56)	(2,663)	(1,386)	(451)
Net expenses	44,029	6,228,179	564,643	780,919
Net investment income	2,234,778	78,807,635	11,854,815	4,987,766
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(128,014)	(21,436,233)	(427,525)	(1,097,805)
Affiliated investment securities	-	(1,088)	423	77
In-kind redemptions	92,903	(14,345,464)	296,362	118,627
Foreign currencies	-	1	(332)	25,532
Net realized gain (loss)	(35,111)	(35,782,784)	(131,072)	(953,569)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,438,445	105,630,705	483,116	8,278,009
Affiliated investment securities	-	1,236	339	9
Foreign currencies	-	8,518	826	(14,774)
Change in net unrealized appreciation	1,438,445	105,640,459	484,281	8,263,244
Net realized and unrealized gain	1,403,334	69,857,675	353,209	7,309,675
Net increase in net assets resulting from operations	$3,638,112	$148,665,310	$12,208,024	$12,297,441
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

27

Statements of Changes in Net Assets
For the years ended October 31, 2025 and 2024

	Invesco 0-5 Yr US TIPS ETF (PBTP)		Invesco Emerging Markets Sovereign Debt ETF (PCY)
	2025	2024	2025	2024
Operations:
Net investment income	$2,234,778	$1,350,903	$78,807,635	$94,476,391
Net realized gain (loss)	(35,111)	(968,288)	(35,782,784)	(29,946,869)
Change in net unrealized appreciation	1,438,445	3,556,761	105,640,459	228,026,937
Net increase in net assets resulting from operations	3,638,112	3,939,376	148,665,310	292,556,459
Distributions to Shareholders from:
Distributable earnings	(2,022,238)	(1,578,803)	(78,889,492)	(95,756,117)
Shareholder Transactions:
Proceeds from shares sold	27,813,289	8,157,881	109,217,294	246,901,542
Value of shares repurchased	(8,219,545)	(24,470,403)	(239,223,881)	(373,074,363)
Transaction fees	-	-	-	-
Net increase (decrease) in net assets resulting from share transactions	19,593,744	(16,312,522)	(130,006,587)	(126,172,821)
Net increase (decrease) in net assets	21,209,618	(13,951,949)	(60,230,769)	70,627,521
Net assets:
Beginning of year	55,141,655	69,093,604	1,354,859,071	1,284,231,550
End of year	$76,351,273	$55,141,655	$1,294,628,302	$1,354,859,071
Changes in Shares Outstanding:
Shares sold	1,070,000	330,000	5,200,000	12,200,000
Shares repurchased	(320,000)	(980,000)	(11,800,000)	(18,300,000)
Shares outstanding, beginning of year	2,170,001	2,820,001	65,700,000	71,800,000
Shares outstanding, end of year	2,920,001	2,170,001	59,100,000	65,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)		Invesco International Corporate Bond ETF (PICB)
2025	2024	2025	2024

$11,854,815	$10,336,513	$4,987,766	$3,815,308
(131,072)	(5,047,979)	(953,569)	(1,522,133)
484,281	14,324,131	8,263,244	10,877,175
12,208,024	19,612,665	12,297,441	13,170,350

(11,825,841)	(10,312,284)	(4,979,537)	(3,800,844)

54,458,380	7,922,147	110,512,669	12,262,589
(11,845,094)	(6,858,552)	(9,121,129)	(11,101,056)
-	-	-	16,710
42,613,286	1,063,595	101,391,540	1,178,243
42,995,469	10,363,976	108,709,444	10,547,749

140,520,027	130,156,051	126,462,609	115,914,860
$183,515,496	$140,520,027	$235,172,053	$126,462,609

2,750,000	400,000	4,700,000	550,000
(600,000)	(350,000)	(400,000)	(500,000)
7,050,000	7,000,000	5,650,000	5,600,000
9,200,000	7,050,000	9,950,000	5,650,000

29

Financial Highlights
Invesco 0-5 Yr US TIPS ETF (PBTP)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$25.41	$24.50	$24.57	$26.68	$25.74
Net investment income(a)	0.92	0.55	0.61	1.58	1.12
Net realized and unrealized gain (loss) on investments	0.62	1.04	0.04	(2.29)	0.53
Total from investment operations	1.54	1.59	0.65	(0.71)	1.65
Distributions to shareholders from:
Net investment income	(0.80)	(0.68)	(0.71)	(1.39)	(0.69)
Net realized gains	-	-	(0.01)	(0.01)	(0.02)
Total distributions	(0.80)	(0.68)	(0.72)	(1.40)	(0.71)
Net asset value at end of year	$26.15	$25.41	$24.50	$24.57	$26.68
Market price at end of year(b)	$26.15	$25.41	$24.51	$24.59	$26.70
Net Asset Value Total Return(c)	6.12%	6.57%	2.66%	(2.79)%	6.46%
Market Price Total Return(c)	6.12%	6.53%	2.62%	(2.78)%	6.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$76,351	$55,142	$69,094	$121,635	$52,826
Ratio to average net assets of:
Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	3.55%	2.18%	2.47%	6.14%	4.26%
Portfolio turnover rate(d)	34%	33%	33%	27%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Emerging Markets Sovereign Debt ETF (PCY)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$20.62	$17.89	$17.12	$26.76	$26.89
Net investment income(a)	1.29	1.32	1.30	1.25	1.23
Net realized and unrealized gain (loss) on investments	1.30	2.75	0.76	(9.61)	(0.10)
Total from investment operations	2.59	4.07	2.06	(8.36)	1.13
Distributions to shareholders from:
Net investment income	(1.30)	(1.34)	(1.29)	(1.28)	(1.26)
Net asset value at end of year	$21.91	$20.62	$17.89	$17.12	$26.76
Market price at end of year(b)	$21.90	$20.48	$17.83	$16.88	$26.73
Net Asset Value Total Return(c)	13.23%	23.11%	11.89%	(31.97)%	4.17%
Market Price Total Return(c)	13.96%	22.68%	13.12%	(32.83)%	4.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,294,628	$1,354,859	$1,284,232	$1,429,380	$2,723,916
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.32%	6.48%	6.84%	5.73%	4.47%
Portfolio turnover rate(d)	17%	30%	32%	40%	41%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights—(continued)
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$19.93	$18.59	$19.06	$21.59	$21.58
Net investment income(a)	1.45	1.50	1.39	0.86	0.96
Net realized and unrealized gain (loss) on investments	0.01	1.34	(0.43)	(2.40)	0.18
Total from investment operations	1.46	2.84	0.96	(1.54)	1.14
Distributions to shareholders from:
Net investment income	(1.44)	(1.50)	(1.42)	(0.87)	(0.96)
Return of capital	-	-	(0.01)	(0.12)	(0.17)
Total distributions	(1.44)	(1.50)	(1.43)	(0.99)	(1.13)
Net asset value at end of year	$19.95	$19.93	$18.59	$19.06	$21.59
Market price at end of year(b)	$19.95	$19.92	$18.55	$18.96	$21.62
Net Asset Value Total Return(c)	7.67%	15.68%	5.06%	(7.26)%	5.33%
Market Price Total Return(c)	7.69%	15.86%	5.40%	(7.87)%	5.42%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$183,515	$140,520	$130,156	$186,805	$236,363
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.33%	7.64%	7.22%	4.29%	4.36%
Portfolio turnover rate(d)	31%	29%	141%	58%	59%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights—(continued)
Invesco International Corporate Bond ETF (PICB)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$22.38	$20.70	$19.72	$28.27	$28.10
Net investment income(a)	0.73	0.67	0.50	0.26	0.29
Net realized and unrealized gain (loss) on investments	1.25	1.68	0.97	(8.39)	0.20
Total from investment operations	1.98	2.35	1.47	(8.13)	0.49
Distributions to shareholders from:
Net investment income	(0.72)	(0.67)	(0.25)	(0.14)	(0.29)
Net realized gains	-	-	-	(0.09)	(0.03)
Return of capital	-	-	(0.24)	(0.19)	-
Total distributions	(0.72)	(0.67)	(0.49)	(0.42)	(0.32)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$23.64	$22.38	$20.70	$19.72	$28.27
Market price at end of year(c)	$23.64	$22.48	$20.75	$19.73	$28.31
Net Asset Value Total Return(d)	9.02%	11.39%	7.38%	(29.02)%	1.73%
Market Price Total Return(d)	8.53%	11.61%	7.58%	(29.09)%	1.69%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$235,172	$126,463	$115,915	$97,609	$122,979
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.19%	3.00%	2.36%	1.08%	0.99%
Portfolio turnover rate(e)	49%	41%	34%	28%	22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco 0-5 Yr US TIPS ETF (PBTP)	"0-5 Yr US TIPS ETF"
Invesco Emerging Markets Sovereign Debt ETF (PCY)	"Emerging Markets Sovereign Debt ETF"
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)	"Global ex-US High Yield Corporate Bond ETF"
Invesco International Corporate Bond ETF (PICB)	"International Corporate Bond ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
0-5 Yr US TIPS ETF	Cboe BZX Exchange, Inc.
Emerging Markets Sovereign Debt ETF	NYSE Arca, Inc.
Global ex-US High Yield Corporate Bond ETF	NYSE Arca, Inc.
International Corporate Bond ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global ex-US High Yield Corporate Bond ETF	ICE USD Global High Yield Excluding US Issuers Constrained Index
International Corporate Bond ETF	S&P International Corporate Bond Index®
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.

33

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

34

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except 0-5 Yr US TIPS ETF) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. 0-5 Yr US TIPS ETF declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Certain Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Certain Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Certain Funds will record a receivable for such tax

35

refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Certain Funds may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement notes disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Treasury Inflation-Protected Securities - 0-5 Yr US TIPS ETF will invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included in Unaffiliated interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

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L.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2025, Global ex-US High Yield Corporate Bond ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by that Fund as listed below:
Amount
Global ex-US High Yield Corporate Bond ETF	$490

M.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

37

investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Changing Fixed-Income Market Conditions Risk. Fluctuations in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which Emerging Markets Sovereign Debt ETF may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or

38

economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Inflation-Linked Security Risk. The value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation.  In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

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Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Restricted Securities Risk. Certain Funds may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
0-5 Yr US TIPS ETF	0.07%
Emerging Markets Sovereign Debt ETF	0.50%
Global ex-US High Yield Corporate Bond ETF	0.35%
International Corporate Bond ETF	0.50%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are

40

attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
0-5 Yr US TIPS ETF	$56
Emerging Markets Sovereign Debt ETF	2,663
Global ex-US High Yield Corporate Bond ETF	1,386
International Corporate Bond ETF	451
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
0-5 Yr US TIPS ETF	ICE Data Indices, LLC
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global ex-US High Yield Corporate Bond ETF	ICE Data Indices, LLC
International Corporate Bond ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$76,237,862	$-	$76,237,862
Money Market Funds	274,943	-	-	274,943
Total Investments	$274,943	$76,237,862	$-	$76,512,805

41

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,273,740,812	$-	$1,273,740,812
Money Market Funds	3,047,458	80,373,960	-	83,421,418
Total Investments	$3,047,458	$1,354,114,772	$-	$1,357,162,230
Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$179,325,313	$-	$179,325,313
Common Stocks & Other Equity Interests	-	234,161	46	234,207
Preferred Stocks	-	-	4,000	4,000
Money Market Funds	1,938,406	13,336,974	-	15,275,380
Total Investments in Securities	1,938,406	192,896,448	4,046	194,838,900
Other Investments - Assets
Investments Matured	-	96,581	4,875	101,456
Total Investments	$1,938,406	$192,993,029	$8,921	$194,940,356
International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$230,986,345	$-	$230,986,345
Money Market Funds	717,695	1,883,625	-	2,601,320
Total Investments	$717,695	$232,869,970	$-	$233,587,665
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*
0-5 Yr US TIPS ETF	$2,022,238	$1,578,803
Emerging Markets Sovereign Debt ETF	78,889,492	95,756,117
Global ex-US High Yield Corporate Bond ETF	11,825,841	10,312,284
International Corporate Bond ETF	4,979,538	3,800,844

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
0-5 Yr US TIPS ETF	$270,069	$199,957	$-	$(1,246,958)	$77,128,205	$76,351,273
Emerging Markets Sovereign Debt ETF	-	(54,782,880)	10,664	(1,039,848,839)	2,389,249,357	1,294,628,302
Global ex-US High Yield Corporate Bond ETF	109,135	340,942	3,303	(42,482,519)	225,544,635	183,515,496
International Corporate Bond ETF	372,917	(259,409)	(33,114)	(10,659,627)	245,751,286	235,172,053
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
0-5 Yr US TIPS ETF	$144,010	$1,102,948	$1,246,958
Emerging Markets Sovereign Debt ETF	301,181,775	738,667,064	1,039,848,839

42

	No expiration
	Short-Term	Long-Term	Total*
Global ex-US High Yield Corporate Bond ETF	$10,007,707	$32,474,812	$42,482,519
International Corporate Bond ETF	3,008,082	7,651,545	10,659,627

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
0-5 Yr US TIPS ETF	$-	$-
Emerging Markets Sovereign Debt ETF	207,191,531	203,972,746
Global ex-US High Yield Corporate Bond ETF	48,446,179	50,298,323
International Corporate Bond ETF	75,855,298	75,815,098
For the fiscal year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
0-5 Yr US TIPS ETF	$21,948,034	$7,330,705
Emerging Markets Sovereign Debt ETF	98,569,193	233,911,400
Global ex-US High Yield Corporate Bond ETF	49,082,983	9,066,192
International Corporate Bond ETF	107,625,965	8,706,656
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
0-5 Yr US TIPS ETF	$554,656	$(354,699)	$199,957	$76,312,848
Emerging Markets Sovereign Debt ETF	57,142,250	(111,925,130)	(54,782,880)	1,411,945,110
Global ex-US High Yield Corporate Bond ETF	7,302,575	(6,961,633)	340,942	194,599,414
International Corporate Bond ETF	4,667,451	(4,926,860)	(259,409)	233,847,074
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistribution of dividends, hybrid securities and foreign currency transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
0-5 Yr US TIPS ETF	$-	$(14,260)	$14,260
Emerging Markets Sovereign Debt ETF	80,638	15,361,303	(15,441,941)
Global ex-US High Yield Corporate Bond ETF	8,126	(304,487)	296,361
International Corporate Bond ETF	319,628	(485,740)	166,112
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

43

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco 0-5 Yr US TIPS ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global ex-US High Yield Corporate Bond ETF and Invesco International Corporate Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco 0-5 Yr US TIPS ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global ex-US High Yield Corporate Bond ETF and Invesco International Corporate Bond ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

45

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco 0-5 Yr US TIPS ETF	0%	0%	0%	100%	100%	100%
Invesco Emerging Markets Sovereign Debt ETF	0%	0%	0%	0%	99%	0%
Invesco Global ex-US High Yield Corporate Bond ETF	0%	2%	0%	0%	96%	7%
Invesco International Corporate Bond ETF	0%	0%	0%	0%	95%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

46

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

47

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FI-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2025
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF
IDLV	Invesco S&P International Developed Low Volatility ETF
IDMO	Invesco S&P International Developed Momentum ETF

2

Invesco S&P Emerging Markets Low Volatility ETF (EELV)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Brazil-10.88%
Ambev S.A.	786,486	$1,856,260
Banco do Brasil S.A.	395,700	1,609,209
Banco Santander Brasil S.A., Series CPO	297,600	1,720,892
BB Seguridade Participacoes S.A.	330,700	2,017,306
Caixa Seguridade Participacoes S.A.	650,301	1,807,750
Centrais Eletricas Brasileiras S.A.	209,100	2,163,552
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,900	1,760,132
Cia Energetica de Minas Gerais, Preference Shares	862,800	1,816,876
Cia Paranaense de Energia - Copel, Class B, Preference Shares	818,700	2,116,246
CPFL Energia S.A.	302,100	2,333,707
ENGIE Brasil Energia S.A.	257,600	1,913,410
Equatorial Energia S.A.	254,900	1,734,786
Itau Unibanco Holding S.A., Preference Shares	276,475	2,024,860
Itausa S.A., Preference Shares	922,857	1,996,469
Klabin S.A.	578,457	1,937,804
Motiva Infraestrutura de Mobilidade S.A.	580,000	1,710,333
Neoenergia S.A.	321,800	1,743,707
Petroleo Brasileiro S.A., Preference Shares	299,900	1,656,783
Porto Seguro S.A.	193,900	1,730,109
Rede D’Or Sao Luiz S.A.(a)	218,100	1,755,282
Suzano S.A.	204,800	1,859,312
Telefonica Brasil S.A.	283,480	1,686,620
TIM S.A.	375,600	1,694,163
Vale S.A.	149,600	1,812,929
		44,458,497
Chile-5.54%
Banco de Chile	16,042,016	2,814,360
Banco de Credito e Inversiones S.A.	43,163	2,216,087
Banco Santander Chile	36,584,469	2,644,423
Cencosud S.A.	640,967	1,986,152
Empresas CMPC S.A.	1,193,581	1,724,435
Empresas COPEC S.A.	237,540	1,697,581
Enel Americas S.A.	20,079,146	1,899,086
Enel Chile S.A.	27,286,637	2,083,581
Falabella S.A.	299,329	1,885,638
LATAM Airlines Group S.A.(b)	72,348,317	1,644,912
Plaza S.A.	729,191	2,052,768
		22,649,023
China-4.41%
Bank of China Ltd., H Shares	3,074,309	1,740,439
Bank of Communications Co. Ltd., H Shares	1,987,000	1,764,679
Beijing Enterprises Holdings Ltd.	363,000	1,592,462
China CITIC Bank Corp. Ltd., H Shares	1,607,000	1,532,923
China Construction Bank Corp., H Shares	1,537,278	1,521,646
China Petroleum & Chemical Corp., H Shares	2,888,000	1,535,814
China Power International Development Ltd.(c)	3,880,000	1,672,307
China Zheshang Bank Co. Ltd., H Shares	4,540,000	1,478,655
Hengan International Group Co. Ltd.	503,000	1,761,277
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	2,195,089	$1,700,392
Jiangsu Expressway Co. Ltd., H Shares	1,410,000	1,715,735
		18,016,329
Colombia-0.42%
Grupo Cibest S.A., Preference Shares	117,311	1,710,773
Czech Republic-1.10%
CEZ A.S.	38,288	2,347,430
Komercni banka A.S.	41,672	2,134,254
		4,481,684
Egypt-0.58%
Commercial International Bank-Egypt (CIB) S.A.E.	1,064,858	2,377,847
Greece-2.57%
GEK TERNA S.A.	77,740	2,077,665
Hellenic Telecommunications Organization S.A.	95,275	1,791,558
JUMBO S.A.	43,793	1,391,540
Motor Oil Hellas Corinth Refineries S.A.	62,517	1,876,002
OPAP S.A.	82,769	1,713,487
Public Power Corp. S.A.	95,071	1,653,335
		10,503,587
Hungary-0.99%
MOL Hungarian Oil & Gas PLC	252,347	2,222,692
OTP Bank Nyrt.	19,208	1,835,855
		4,058,547
India-2.19%
Dr. Reddy’s Laboratories Ltd., ADR(c)	117,117	1,556,485
HDFC Bank Ltd., ADR(c)	53,952	1,954,141
ICICI Bank Ltd., ADR	64,695	1,960,258
Infosys Ltd., ADR(c)	97,240	1,611,267
Reliance Industries Ltd., GDR(a)	28,155	1,867,464
		8,949,615
Kuwait-4.83%
Al Ahli Bank of Kuwait K.S.C.P.	2,171,699	2,035,235
Boubyan Bank K.S.C.P.	1,133,396	2,642,989
Burgan Bank SAK	2,149,756	1,656,296
Gulf Bank K.S.C.P.	1,799,407	2,054,513
Kuwait Finance House K.S.C.P.	1,403,854	3,673,099
Mabanee Co. K.P.S.C.	790,351	2,593,919
Mobile Telecommunications Co. K.S.C.P.	1,629,647	2,814,540
National Bank of Kuwait S.A.K.P.	656,865	2,248,133
		19,718,724
Malaysia-8.60%
AMMB Holdings Bhd.	1,408,000	1,915,193
CIMB Group Holdings Bhd.	1,049,000	1,825,578
Genting Bhd.	2,405,800	1,940,062
Hong Leong Bank Bhd.	588,700	2,888,839
IHH Healthcare Bhd.	1,627,947	3,205,279
Malayan Banking Bhd.	1,246,092	2,936,769
MISC Bhd.	1,152,400	2,143,144
Petronas Gas Bhd.	579,500	2,558,221
Public Bank Bhd.	2,137,200	2,151,557
QL Resources Bhd.	2,703,800	2,678,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
October 31, 2025
	Shares	Value
Malaysia-(continued)
RHB Bank Bhd.	1,622,000	$2,622,241
SD Guthrie Bhd.	1,425,400	1,796,768
Telekom Malaysia Bhd.	1,497,800	2,610,288
Tenaga Nasional Bhd.	665,172	2,107,433
Westports Holdings Bhd.	1,434,200	1,762,045
		35,141,761
Mexico-3.08%
America Movil S.A.B. de C.V., Class B	1,878,906	2,146,135
Arca Continental S.A.B. de C.V.(c)	167,595	1,625,585
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	210,263	1,811,629
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(d)	222,623	2,103,167
Gruma S.A.B. de C.V., Class B	98,255	1,669,882
Grupo Comercial Chedraui S.A. de C.V.(c)	203,219	1,475,656
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	908,577	1,761,175
		12,593,229
Peru-0.42%
Credicorp Ltd.	6,627	1,729,647
Poland-0.42%
Orange Polska S.A.(c)	710,644	1,733,322
Qatar-5.73%
AlRayan Bank	4,587,668	2,949,202
Commercial Bank P.S.Q.C. (The)	1,634,006	1,859,568
Dukhan Bank	2,797,332	2,670,325
Industries Qatar Q.S.C.	724,788	2,525,305
Mesaieed Petrochemical Holding Co. Q.P.S.C.	6,759,863	2,318,193
Ooredoo Q.P.S.C.	532,018	1,978,718
Qatar Gas Transport Co. Ltd.	1,684,302	2,045,020
Qatar International Islamic Bank Q.S.C.	750,503	2,297,444
Qatar Islamic Bank Q.P.S.C.	318,616	2,148,006
Qatar National Bank Q.P.S.C.	516,317	2,625,983
		23,417,764
Romania-0.67%
NEPI Rockcastle N.V.(b)	337,663	2,739,151
Russia-0.00%
X5 Retail Group N.V., GDR(a)(b)(e)	51,546	0
Saudi Arabia-13.83%
Al Rajhi Bank	88,177	2,492,345
Alinma Bank	344,931	2,388,444
Almarai Co. JSC	167,015	2,214,408
Arab National Bank	308,639	1,996,208
Arabian Internet & Communications Services Co.	25,088	1,685,051
Bank AlBilad	245,062	1,936,459
Bank Al-Jazira(b)	638,840	2,148,543
Banque Saudi Fransi	472,097	2,246,822
Company for Cooperative Insurance (The)	48,948	1,779,574
Dr. Sulaiman Al Habib Medical Services Group Co., Class H	30,953	2,249,007
Etihad Etisalat Co.	99,487	1,794,964
Jarir Marketing Co.	907,184	3,435,985
Nahdi Medical Co.	71,096	2,201,003
Riyad Bank	258,467	1,876,888
SABIC Agri-Nutrients Co.	67,484	2,203,440
Sahara International Petrochemical Co.	354,234	1,785,378
	Shares	Value
Saudi Arabia-(continued)
Saudi Arabian Oil Co.(a)	525,981	$3,634,408
Saudi Aramco Base Oil Co.	78,873	2,026,913
Saudi Awwal Bank	209,779	1,810,146
Saudi Basic Industries Corp.	146,649	2,387,044
Saudi Electricity Co.	640,941	2,736,273
Saudi National Bank (The)	215,729	2,295,569
Saudi Tadawul Group Holding Co.	37,892	2,012,221
Saudi Telecom Co.	249,665	3,007,741
Yanbu National Petrochemical Co., Class A	235,808	2,168,348
		56,513,182
South Africa-7.43%
Absa Group Ltd.	164,635	1,840,143
Bid Corp. Ltd.	85,598	2,119,520
Bidvest Group Ltd. (The)	134,485	1,749,932
Capitec Bank Holdings Ltd.	9,085	2,010,614
Clicks Group Ltd.	101,433	2,139,330
Discovery Ltd.	149,909	1,883,967
FirstRand Ltd.	399,432	1,896,210
Growthpoint Properties Ltd.	2,532,180	2,381,529
OUTsurance Group Ltd.	450,403	1,895,974
Pepkor Holdings Ltd.(a)	1,102,899	1,682,098
Remgro Ltd.(c)	177,977	1,765,744
Sanlam Ltd.	372,668	1,956,173
Shoprite Holdings Ltd.	114,207	1,910,853
Standard Bank Group Ltd.	122,240	1,798,040
Vodacom Group Ltd.	217,157	1,758,449
Woolworths Holdings Ltd.(c)	528,175	1,595,211
		30,383,787
South Korea-1.62%
Industrial Bank of Korea(c)	127,111	1,722,605
LG Uplus Corp.	191,445	2,046,471
Orion Corp.	20,523	1,429,119
Samsung Card Co. Ltd.	40,546	1,408,599
		6,606,794
Taiwan-12.06%
Asia Cement Corp.	1,632,872	1,924,579
Chang Hwa Commercial Bank Ltd.	4,071,014	2,618,211
Chunghwa Telecom Co. Ltd.	804,137	3,426,393
CTBC Financial Holding Co. Ltd.	1,234,000	1,675,874
E.Sun Financial Holding Co. Ltd.	1,874,292	1,810,465
Far Eastern New Century Corp.	1,710,000	1,471,525
Far EasTone Telecommunications Co. Ltd.(b)	704,810	2,116,650
First Financial Holding Co. Ltd.	2,066,970	1,917,240
Fubon Financial Holding Co. Ltd.	548,375	1,622,953
Hotai Motor Co. Ltd.	81,000	1,485,008
Hua Nan Financial Holdings Co. Ltd.	2,105,417	1,997,572
Mega Financial Holding Co. Ltd.	1,560,012	2,050,940
President Chain Store Corp.	273,000	2,114,107
Shanghai Commercial & Savings Bank Ltd. (The)	1,289,902	1,660,500
SinoPac Financial Holdings Co. Ltd.	2,071,260	1,724,103
Starlux Airlines Co. Ltd.(b)	2,095,000	1,633,801
Taichung Commercial Bank Co. Ltd.	2,693,916	1,872,808
Taichung Commercial Bank Co. Ltd., Rts., expiring 12/08/2025	34,119	2,775
Taiwan Business Bank	3,892,340	1,938,804
Taiwan Cooperative Financial Holding Co. Ltd.	2,994,642	2,314,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
October 31, 2025
	Shares	Value
Taiwan-(continued)
Taiwan High Speed Rail Corp.	3,021,000	$2,685,174
Taiwan Mobile Co. Ltd.	681,800	2,426,428
TCC Group Holdings Co. Ltd.	2,372,900	1,702,498
TS Financial Holding Co. Ltd.	2,777,277	1,687,212
Uni-President Enterprises Corp.	716,181	1,829,786
Yuanta Financial Holding Co. Ltd.	1,412,000	1,580,939
		49,290,743
Thailand-5.84%
Advanced Info Service PCL, NVDR	174,270	1,627,881
Bangkok Bank PCL, NVDR	432,437	2,119,051
Bangkok Dusit Medical Services PCL, NVDR	2,528,126	1,475,286
Kasikornbank PCL, NVDR	382,597	2,205,325
Krung Thai Bank PCL, NVDR	2,000,900	1,684,782
PTT PCL, NVDR	1,959,103	1,863,122
SCB X PCL, NVDR	532,466	2,156,489
Thai Beverage PCL	5,622,265	2,072,313
Thanachart Capital PCL, NVDR	1,305,500	2,059,289
Tisco Financial Group PCL, NVDR	1,358,278	4,514,876
TMBThanachart Bank PCL, NVDR	36,529,298	2,090,486
		23,868,900
United Arab Emirates-6.41%
Abu Dhabi Islamic Bank PJSC	292,954	1,683,352
Abu Dhabi National Oil Co. for Distribution PJSC	2,465,165	2,409,258
Abu Dhabi Ports Co. PJSC(b)	1,490,062	1,860,333
ADNOC Drilling Co. PJSC, Class C	1,128,472	1,714,430
ADNOC Gas PLC	2,250,230	2,138,035
ADNOC Logistics & Services	1,130,629	1,766,122
Borouge PLC	3,687,355	2,521,028
Dubai Electricity and Water Authority PJSC	2,975,069	2,250,840
Dubai Islamic Bank PJSC	840,860	2,175,150
Emirates Telecommunications Group Co. PJSC	476,212	2,514,296
	Shares	Value
United Arab Emirates-(continued)
Fertiglobe PLC	2,667,408	$1,815,382
First Abu Dhabi Bank PJSC	383,690	1,821,380
Pure Health LLC	1,968,337	1,506,384
		26,175,990
Total Common Stocks & Other Equity Interests (Cost $353,243,032)		407,118,896
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(f)(g) (Cost $246,488)	246,488	246,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $353,489,520)		407,365,384
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 4.13%(f)(g)(h)	1,599,725	1,599,725
Invesco Private Prime Fund, 4.30%(f)(g)(h)	5,345,068	5,346,672
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,946,661)		6,946,397
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $360,436,181)		414,311,781
OTHER ASSETS LESS LIABILITIES-(1.38)%		(5,627,856)
NET ASSETS-100.00%		$408,683,925

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $8,939,252, which represented 2.19% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
October 31, 2025

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,856	$37,909,231	$(37,693,599)	$-	$-	$246,488	$12,315
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,053,634	39,743,299	(42,197,208)	-	-	1,599,725	140,999 *
Invesco Private Prime Fund	5,364,341	73,609,896	(73,626,829)	(168)	(568)	5,346,672	379,314 *
Total	$9,448,831	$151,262,426	$(153,517,636)	$(168)	$(568)	$7,192,885	$532,628

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	19	December-2025	$1,337,220	$67,786	$67,786

(a)	Futures contracts collateralized by $551,953 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P Emerging Markets Momentum ETF (EEMO)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Brazil-1.02%
Cia Paranaense de Energia	3,800	$9,251
Embraer S.A.	3,915	63,242
Neoenergia S.A.	1,000	5,419
Porto Seguro S.A.	1,718	15,329
Telefonica Brasil S.A.	3,400	20,229
TOTVS S.A.	2,800	23,070
		136,540
Chile-1.59%
Banco de Chile	239,830	42,075
Banco de Credito e Inversiones S.A.	463	23,772
Banco Santander Chile	290,560	21,002
Cencosud S.A.	9,835	30,476
Falabella S.A.	5,613	35,359
LATAM Airlines Group S.A.(a)	2,121,256	48,229
Plaza S.A.	4,114	11,581
		212,494
China-48.73%
3SBio, Inc.(a)(b)	17,562	69,858
Agricultural Bank of China Ltd., H Shares	178,763	136,345
Akeso, Inc.(a)(b)	5,976	86,998
Asymchem Laboratories (Tianjin) Co., Ltd., H Shares(b)	88	947
Atour Lifestyle Holdings Ltd., ADR	553	21,545
Bank of China Ltd., H Shares	414,456	234,633
Bank of Communications Co. Ltd., H Shares	91,999	81,705
Bank of Zhengzhou Co. Ltd., H Shares(b)	8,876	1,462
BYD Co. Ltd., H Shares	13,986	180,661
Central China Securities Co. Ltd., H Shares(b)	4,376	1,451
China CITIC Bank Corp. Ltd., H Shares	61,081	58,265
China CITIC Financial Asset Management Co. Ltd., H Shares(a)(b)(c)	121,626	16,120
China Construction Bank Corp., H Shares	621,489	615,169
China Everbright Bank Co. Ltd., H Shares	19,000	7,793
China Galaxy Securities Co. Ltd., H Shares	23,712	34,105
China Hongqiao Group Ltd.	21,053	79,917
China International Capital Corp. Ltd., H Shares(b)	7,400	20,128
China Life Insurance Co. Ltd., H Shares	47,605	150,090
China Medical System Holdings Ltd.	8,876	15,304
China Merchants Bank Co. Ltd., H Shares	15,890	99,586
China Merchants Port Holdings Co. Ltd.	4,421	8,561
China Merchants Securities Co. Ltd., H Shares(b)(c)	4,019	8,067
China Minsheng Banking Corp. Ltd., H Shares	50,720	25,979
China National Building Material Co. Ltd., H Shares	19,500	13,816
China Pacific Insurance (Group) Co. Ltd., H Shares	9,732	39,446
China Reinsurance Group Corp., H Shares	46,750	9,492
China Resources Mixc Lifestyle Services Ltd.(b)	2,826	14,783
China Taiping Insurance Holdings Co. Ltd.	8,468	19,258
China Zheshang Bank Co. Ltd., H Shares	14,126	4,601
Chongqing Rural Commercial Bank Co. Ltd., H Shares	12,522	10,296
CITIC Ltd.	45,000	69,539
CITIC Securities Co. Ltd., H Shares	7,062	26,880
	Shares	Value
China-(continued)
CSC Financial Co. Ltd., H Shares(b)	4,000	$6,784
CSPC Pharmaceutical Group Ltd.	35,250	34,714
Everbright Securities Co. Ltd., H Shares(b)(c)	1,226	1,539
Far East Horizon Ltd.	11,500	10,321
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,127	18,938
GDS Holdings Ltd., A Shares(a)	7,467	33,262
Geely Automobile Holdings Ltd.	32,525	77,143
GF Securities Co. Ltd., H Shares	6,350	15,327
Goldwind Science & Technology Co. Ltd., H Shares	3,242	5,502
Guangdong Investment Ltd.	17,750	16,859
Guotai Haitong Securities Co. Ltd., H Shares(b)	18,740	35,901
Hansoh Pharmaceutical Group Co. Ltd.(b)	7,000	32,128
Huatai Securities Co. Ltd., H Shares(b)(c)	8,650	21,742
Industrial & Commercial Bank of China Ltd., H Shares	446,460	345,843
Innovent Biologics, Inc.(a)(b)	9,876	110,762
JD Health International, Inc.(a)(b)	6,662	51,992
JD Logistics, Inc.(a)(b)	8,344	13,600
Jiangsu Expressway Co. Ltd., H Shares	5,250	6,388
JL Mag Rare-Earth Co. Ltd., H Shares(b)	1,050	3,096
JOYY, Inc., ADR	120	7,117
Kingboard Holdings Ltd.	3,062	10,968
Kingdee International Software Group Co. Ltd.(a)	19,376	36,548
Kingsoft Corp. Ltd.	3,890	16,953
Laopu Gold Co. Ltd.(c)	418	36,787
Livzon Pharmaceutical Group, Inc., H Shares	612	2,461
Maanshan Iron & Steel Co. Ltd., H Shares(a)	7,000	2,297
Minth Group Ltd.	3,500	15,527
NetEase Cloud Music, Inc.(a)(b)	750	23,283
New China Life Insurance Co. Ltd., H Shares	9,469	59,828
Orient Securities Co. Ltd., H Shares(b)	4,250	3,959
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	71,394	64,106
Pharmaron Beijing Co. Ltd., H Shares(b)(c)	1,412	4,714
PICC Property & Casualty Co. Ltd., H Shares	37,000	87,395
Ping An Insurance (Group) Co. of China Ltd., H Shares	31,312	226,160
Pop Mart International Group Ltd.(b)(c)	6,446	183,318
Postal Savings Bank of China Co. Ltd., H Shares(b)	43,250	30,468
Qifu Technology, Inc., ADR(c)	483	11,664
Remegen Co. Ltd., B Shares(a)(b)(c)	1,312	15,182
Sany Heavy Equipment International Holdings Co. Ltd.	4,376	4,130
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	12,350	8,643
Shanghai Electric Group Co. Ltd., H Shares(a)	10,500	6,121
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,750	9,517
Shanghai Junshi Biosciences Co. Ltd.(a)(b)(c)	876	2,990
Shenwan Hongyuan Group Co. Ltd., H Shares(b)	8,500	3,739
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a)	250	14,368
Simcere Pharmaceutical Group Ltd.(b)	5,250	8,360
Sino Biopharmaceutical Ltd.	96,126	87,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
October 31, 2025
	Shares	Value
China-(continued)
SITC International Holdings Co. Ltd.	5,383	$19,857
Smoore International Holdings Ltd.(b)(c)	10,947	18,432
Tencent Holdings Ltd.	15,508	1,259,413
Uni-President China Holdings Ltd.	5,819	6,299
WEILONG Delicious Global Holdings Ltd.	2,650	4,064
WuXi AppTec Co. Ltd., H Shares(b)	3,888	54,316
Wuxi Biologics (Cayman), Inc.(a)(b)	24,688	115,123
WuXi XDC Cayman, Inc.(a)	1,312	12,672
Xiaomi Corp., B Shares(a)(b)	167,507	929,117
XPeng, Inc.(a)	7,588	88,383
Zhejiang Expressway Co. Ltd., H Shares	7,000	6,832
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	2,826	21,164
ZMJ Group Co. Ltd., H Shares	1,226	3,384
		6,527,846
Colombia-0.31%
Grupo Cibest S.A., Preference Shares	2,807	40,935
Czech Republic-0.65%
CEZ A.S.	1,081	66,276
Komercni banka A.S.	396	20,281
		86,557
Greece-1.88%
Alpha Bank S.A.	14,337	56,280
Eurobank Ergasias Services and Holdings S.A.	13,944	52,522
GEK TERNA S.A.	276	7,376
National Bank of Greece S.A.	4,458	65,614
OPAP S.A.	750	15,527
Piraeus Financial Holdings S.A.(a)	6,949	54,346
		251,665
Hong Kong-0.74%
Grand Pharmaceutical Group Ltd.(c)	6,188	6,586
J&T Global Express Ltd.(a)	26,476	33,965
United Laboratories International Holdings Ltd. (The)(c)	4,214	6,821
WH Group Ltd.	54,234	52,158
		99,530
Hungary-1.12%
OTP Bank Nyrt.	1,571	150,152
India-8.41%
Bharti Airtel Ltd.	12,444	288,156
Bharti Hexacom Ltd.	351	7,346
Coromandel International Ltd.	700	16,739
Divi’s Laboratories Ltd.	537	40,768
Fortis Healthcare Ltd.	3,119	35,923
GE Vernova T&D India Ltd.	625	21,370
Glenmark Pharmaceuticals Ltd.	685	14,581
HDFC Bank Ltd.	50,974	566,772
Hitachi Energy India Ltd.	56	11,205
InterGlobe Aviation Ltd.(b)	705	44,668
J.K. Cement Ltd.	194	13,573
Lloyds Metals and Energy Ltd.	841	12,357
Muthoot Finance Ltd.	505	18,094
One 97 Communications Ltd.(a)	2,430	35,631
		1,127,183
Indonesia-0.49%
PT Aneka Tambang Tbk	56,786	10,563
PT Barito Pacific Tbk(a)	172,969	35,847
	Shares	Value
Indonesia-(continued)
PT Indofood Sukses Makmur Tbk	19,750	$8,789
PT Pantai Indah Kapuk Dua Tbk	11,850	10,031
		65,230
Kuwait-2.64%
Boubyan Bank K.S.C.P.	8,608	20,073
Burgan Bank SAK	6,521	5,024
Kuwait Finance House K.S.C.P.	62,457	163,415
Mobile Telecommunications Co. K.S.C.P.	12,840	22,176
National Bank of Kuwait S.A.K.P.	41,906	143,424
		354,112
Malaysia-0.05%
KPJ Healthcare Bhd.	10,781	7,298
Mexico-0.63%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,149	44,861
Industrias Penoles S.A.B. de C.V.(a)	939	38,928
		83,789
Peru-0.77%
Credicorp Ltd.	396	103,356
Poland-1.80%
Bank Millennium S.A.(a)	2,861	11,985
CD Projekt S.A.	342	23,517
ORLEN S.A.	2,716	73,674
PGE Polska Grupa Energetyczna S.A.(a)	4,352	13,207
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,715	76,232
Powszechny Zaklad Ubezpieczen S.A.	2,644	42,310
		240,925
Qatar-1.43%
Ooredoo Q.P.S.C.	3,959	14,725
Qatar Islamic Bank Q.P.S.C.	8,480	57,169
Qatar National Bank Q.P.S.C.	23,652	120,294
		192,188
Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(a)(d)	1,045	0
		0
Saudi Arabia-0.10%
Saudi Industrial Investment Group(a)	3,206	13,885
South Africa-5.48%
Capitec Bank Holdings Ltd.	346	76,574
Discovery Ltd.	3,951	49,654
Impala Platinum Holdings Ltd.	4,029	43,191
MTN Group Ltd.	13,725	137,159
Naspers Ltd.	4,527	318,050
OUTsurance Group Ltd.	6,655	28,014
Pepkor Holdings Ltd.(b)	15,541	23,703
Sibanye Stillwater Ltd.(a)	12,305	32,663
Vodacom Group Ltd.	3,071	24,868
		733,876
South Korea-11.33%
Coway Co. Ltd., (Acquired 09/19/2025 - 10/23/2025; Cost $22,048)(e)	294	18,384
Doosan Enerbility Co. Ltd.(a)	4,362	269,969
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
October 31, 2025
	Shares	Value
South Korea-(continued)
Hanwha Aerospace Co. Ltd.	284	$194,803
Hanwha Ocean Co. Ltd.(a)	1,281	123,477
Hanwha Systems Co. Ltd.	575	24,140
HD Hyundai Co. Ltd.	243	34,903
HD Hyundai Heavy Industries Co. Ltd.	150	63,168
HD Hyundai Mipo Co. Ltd.	107	18,125
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	216	71,794
Hyundai Engineering & Construction Co. Ltd.	477	23,436
Hyundai Rotem Co. Ltd.	701	113,255
Industrial Bank of Korea	1,584	21,466
Kakaopay Corp.(a)	163	5,968
KIWOOM Securities Co. Ltd.	70	14,540
Korea Electric Power Corp.	1,604	48,014
Korea Investment Holdings Co. Ltd.	298	37,994
KT&G Corp.	437	41,127
LG Uplus Corp.	1,532	16,376
LIG Nex1 Co. Ltd.	120	43,700
Meritz Financial Group, Inc.	315	24,411
Mirae Asset Securities Co. Ltd.	1,542	28,351
Mirae Asset Securities Co. Ltd., Second Pfd.	1,250	9,501
NH Investment & Securities Co. Ltd.	716	10,207
Rainbow Robotics(a)	34	10,389
Samsung Heavy Industries Co. Ltd.(a)	2,972	61,585
Samsung Securities Co. Ltd.	382	20,674
Samyang Foods Co. Ltd.	29	27,386
SK Square Co. Ltd.(a)	361	65,527
Woori Financial Group, Inc.	4,243	75,533
		1,518,203
Taiwan-2.91%
Accton Technology Corp.	2,290	79,639
Caliway Biopharmaceuticals Co. Ltd.(a)	6,100	29,591
E.Sun Financial Holding Co. Ltd.	73,000	70,514
Elite Material Co. Ltd.	2,425	106,544
Gold Circuit Electronics Ltd.	1,425	21,395
KGI Financial Holding Co. Ltd.	774	399
King Slide Works Co. Ltd.	475	63,015
MiTAC Holdings Corp.	4,638	14,971
PharmaEssentia Corp.	209	3,377
		389,445
Thailand-0.80%
Advanced Info Service PCL, NVDR	4,165	38,906
Kasikornbank PCL, NVDR	5,595	32,250
Krung Thai Bank PCL, NVDR	14,319	12,057
SCB X PCL, NVDR	4,424	17,917
Tisco Financial Group PCL, NVDR	1,875	6,232
		107,362
Turkey-0.52%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.(a)	5,284	3,608
	Shares	Value
Turkey-(continued)
Aselsan Elektronik Sanayi Ve Ticaret A.S.	11,539	$55,794
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	9,284	4,451
Gubre Fabrikalari T.A.S.(a)	335	2,520
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	695	1,285
Turkiye Halk Bankasi A.S.(a)	2,241	1,416
		69,074
United Arab Emirates-5.23%
Abu Dhabi Commercial Bank PJSC	23,890	93,728
Abu Dhabi Islamic Bank PJSC	14,129	81,187
ADNOC Drilling Co. PJSC, Class C	11,818	17,954
Dubai Islamic Bank PJSC	28,160	72,845
Emaar Development PJSC	5,554	22,561
Emaar Properties PJSC	45,867	177,489
Emirates NBD Bank PJSC	12,070	92,358
First Abu Dhabi Bank PJSC	23,432	111,232
Presight AI Holding PLC(a)	3,474	3,413
Salik Co. PJSC	16,959	27,608
		700,375
United States-0.98%
BeOne Medicines Ltd.(a)	4,500	108,168
JBS N.V., BDR(a)	1,747	23,192
		131,360
Total Common Stocks & Other Equity Interests (Cost $12,497,157)		13,343,380
Money Market Funds-0.52%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(f)(g) (Cost $69,687)	69,687	69,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $12,566,844)		13,413,067
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Private Government Fund, 4.13%(f)(g)(h)	53,739	53,739
Invesco Private Prime Fund, 4.30%(f)(g)(h)	140,681	140,723
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $194,462)		194,462
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $12,761,306)		13,607,529
OTHER ASSETS LESS LIABILITIES-(1.58)%		(211,284)
NET ASSETS-100.00%		$13,396,245

Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Pfd.-Preferred

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
October 31, 2025
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $1,998,832, which represented 14.92% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,162	$2,354,610	$(2,410,085)	$-	$-	$69,687	$2,310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,135	1,471,817	(1,431,213)	-	-	53,739	2,504 *
Invesco Private Prime Fund	34,752	3,562,291	(3,456,315)	4	(9)	140,723	6,647 *
Total	$173,049	$7,388,718	$(7,297,613)	$4	$(9)	$264,149	$11,461

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P International Developed Low Volatility ETF (IDLV)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.42%
Australia-8.53%
ANZ Group Holdings Ltd.	67,666	$1,621,584
Atlas Arteria Ltd.	453,819	1,442,461
Aurizon Holdings Ltd.(a)	955,361	2,144,494
Cleanaway Waste Management Ltd.	983,382	1,640,215
Coles Group Ltd.	100,486	1,450,041
Dexus	308,126	1,469,861
GPT Group (The)	428,828	1,507,067
Lottery Corp. Ltd. (The)	434,426	1,563,474
Medibank Pvt. Ltd.	466,811	1,490,620
Orica Ltd.	105,030	1,527,990
Scentre Group	610,778	1,627,884
Stockland	370,247	1,531,563
Suncorp Group Ltd.	101,807	1,307,587
Telstra Group Ltd.	754,063	2,410,400
Transurban Group	205,476	1,945,192
Vicinity Ltd.	944,544	1,561,287
Wesfarmers Ltd.	25,671	1,409,733
		27,651,453
Belgium-1.50%
Ackermans & van Haaren N.V.	5,701	1,421,731
Ageas S.A./N.V.	26,643	1,765,596
Groupe Bruxelles Lambert N.V.	19,182	1,688,185
		4,875,512
Canada-14.43%
Bank of Montreal(a)	13,367	1,662,158
Bank of Nova Scotia (The)	30,798	2,021,988
Canadian Imperial Bank of Commerce	24,264	2,012,432
Canadian National Railway Co.	15,420	1,480,096
CCL Industries, Inc., Class B	25,714	1,435,866
CGI, Inc., Class A	16,464	1,434,248
Element Fleet Management Corp.	56,920	1,536,797
Emera, Inc.(a)	41,024	1,952,311
Empire Co. Ltd., Class A	40,292	1,370,241
Enbridge, Inc.	38,066	1,776,767
FirstService Corp.	7,124	1,135,142
Fortis, Inc.	42,913	2,159,202
George Weston Ltd.	25,444	1,548,631
Great-West Lifeco, Inc.	39,171	1,662,283
Hydro One Ltd.(b)	56,766	2,095,782
Intact Financial Corp.	8,230	1,536,748
Loblaw Cos. Ltd.	39,731	1,580,563
Metro, Inc.	24,652	1,644,874
National Bank of Canada	16,608	1,857,384
Pembina Pipeline Corp.	38,969	1,475,713
Power Corp. of Canada	42,099	1,974,024
Royal Bank of Canada	12,623	1,851,085
Sun Life Financial, Inc.	26,648	1,622,482
TC Energy Corp.	30,240	1,518,960
TELUS Corp.	100,246	1,467,399
TMX Group Ltd.	39,454	1,456,629
Toromont Industries Ltd.	14,418	1,733,988
Toronto-Dominion Bank (The)	21,554	1,771,515
		46,775,308
China-0.53%
Wilmar International Ltd.	719,966	1,730,355
	Shares	Value
Denmark-0.49%
Tryg A/S	64,778	$1,599,033
Finland-1.42%
Elisa OYJ	31,092	1,371,888
Kone OYJ, Class B	23,045	1,541,779
Sampo OYJ	151,387	1,689,679
		4,603,346
France-4.88%
Air Liquide S.A.	8,092	1,568,224
Bollore SE	299,239	1,668,519
Bouygues S.A.	34,068	1,539,835
Credit Agricole S.A.	76,702	1,386,439
Danone S.A.	19,827	1,753,410
ENGIE S.A.	78,633	1,843,508
Orange S.A.	110,439	1,769,000
TotalEnergies SE	23,039	1,440,376
Veolia Environnement S.A.	43,938	1,453,978
Vinci S.A.	10,446	1,398,680
		15,821,969
Germany-2.26%
Allianz SE	3,784	1,522,615
Deutsche Boerse AG	5,459	1,384,298
E.ON SE	83,230	1,550,693
Hannover Rueck SE	4,991	1,426,740
Henkel AG & Co. KGaA, Preference Shares(a)	17,997	1,459,950
		7,344,296
Hong Kong-4.76%
CK Infrastructure Holdings Ltd.	229,550	1,492,759
CLP Holdings Ltd.	295,884	2,523,169
HK Electric Investments & HK Electric Investments Ltd.	3,537,317	2,748,828
HKT Trust & HKT Ltd.	1,273,644	1,859,345
Hong Kong & China Gas Co. Ltd. (The)	2,095,801	1,950,048
MTR Corp. Ltd.(a)	455,685	1,671,413
Power Assets Holdings Ltd.(a)	261,946	1,663,723
Sino Land Co. Ltd.	1,232,377	1,530,455
		15,439,740
Ireland-0.43%
Kerry Group PLC, Class A	15,222	1,390,461
Israel-0.97%
FIBI Holdings Ltd.	21,704	1,669,507
First International Bank of Israel Ltd. (The)	20,281	1,460,556
		3,130,063
Italy-3.67%
Assicurazioni Generali S.p.A.(a)	39,289	1,514,500
Enel S.p.A.	181,081	1,834,236
Eni S.p.A.(a)	85,641	1,581,300
Infrastrutture Wireless Italiane S.p.A.(a)(b)	129,390	1,423,696
Poste Italiane S.p.A.(b)	76,933	1,857,343
Snam S.p.A.	298,025	1,840,576
Terna S.p.A.	178,682	1,834,684
		11,886,335
Japan-25.47%
ABC-MART, Inc.	71,661	1,228,120
Advance Residence Investment Corp.	2,023	2,190,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Air Water, Inc.	86,231	$1,204,663
ALSOK Co. Ltd.	188,532	1,289,049
ANA Holdings, Inc.(a)	82,917	1,554,602
Asahi Group Holdings Ltd.(a)	114,456	1,234,485
Canon Marketing Japan, Inc.	35,452	1,476,776
Daito Trust Construction Co. Ltd.	79,540	1,487,616
Daiwa House Industry Co. Ltd.	46,697	1,584,904
Daiwa House REIT Investment Corp.	2,675	2,306,003
East Japan Railway Co.	57,098	1,395,117
GLP J-Reit	2,299	2,084,888
Hankyu Hanshin Holdings, Inc.	52,316	1,405,395
Haseko Corp.	102,552	1,656,703
Hulic Co. Ltd.(a)	145,261	1,501,280
Invincible Investment Corp.	4,102	1,833,403
Japan Airlines Co. Ltd.	68,353	1,231,846
Japan Metropolitan Fund Investment Corp.(a)	2,926	2,264,282
Japan Real Estate Investment Corp.	2,319	1,913,332
Japan Tobacco, Inc.	50,072	1,744,776
KDDI Corp.	85,182	1,358,317
KDX Realty Investment Corp.(a)	1,684	1,865,115
Kintetsu Group Holdings Co. Ltd.	67,306	1,277,723
Kirin Holdings Co. Ltd.	122,366	1,721,413
Kyushu Railway Co.	60,019	1,522,675
Lixil Corp.	112,385	1,246,073
Marui Group Co. Ltd.	66,586	1,277,466
McDonald’s Holdings Co. (Japan) Ltd.(a)	40,360	1,579,446
Medipal Holdings Corp.	80,861	1,316,112
MEIJI Holdings Co. Ltd.	75,378	1,451,541
Mitsubishi HC Capital, Inc.	214,258	1,676,669
Nippon Building Fund, Inc.(a)	2,089	1,928,762
Nippon Prologis REIT, Inc.	3,105	1,806,600
Nisshin Seifun Group, Inc.	157,383	1,779,928
Nomura Real Estate Master Fund, Inc.	1,970	2,102,729
NTT, Inc.(a)	1,660,987	1,710,188
OBIC Co. Ltd.	41,625	1,291,714
Odakyu Electric Railway Co. Ltd.(a)	123,355	1,305,105
ORIX JREIT, Inc.	3,534	2,392,949
Osaka Gas Co. Ltd.	48,449	1,524,986
Rinnai Corp.	57,265	1,298,413
Secom Co. Ltd.	42,863	1,449,493
Sekisui House Ltd.(a)	61,379	1,317,373
SoftBank Corp.	1,123,046	1,596,417
Suntory Beverage & Food Ltd.(a)	45,761	1,385,665
Takeda Pharmaceutical Co. Ltd.	49,799	1,344,431
Tobu Railway Co. Ltd.	83,505	1,347,246
Tokyu Corp.	135,562	1,509,074
Toyo Seikan Group Holdings Ltd.	59,252	1,330,697
United Urban Investment Corp.	1,904	2,305,172
USS Co. Ltd.	138,958	1,534,350
West Japan Railway Co.	71,074	1,461,244
		82,602,751
Netherlands-1.10%
Koninklijke Ahold Delhaize N.V.	42,493	1,741,147
Koninklijke KPN N.V.	390,891	1,811,267
		3,552,414
New Zealand-0.43%
Contact Energy Ltd.	259,445	1,384,024
	Shares	Value
Norway-3.09%
DNB Bank ASA	53,911	$1,377,775
Gjensidige Forsikring ASA	50,415	1,358,431
Mowi ASA	66,525	1,464,198
Orkla ASA	133,503	1,357,547
SpareBank 1 Sør-Norge ASA, Class B	85,164	1,467,743
Storebrand ASA	93,343	1,448,297
Telenor ASA	104,468	1,555,489
		10,029,480
Singapore-7.26%
CapitaLand Ascendas REIT	819,714	1,774,912
CapitaLand Integrated Commercial Trust	1,072,014	1,949,136
City Developments Ltd.	276,054	1,533,508
DBS Group Holdings Ltd.	35,639	1,475,715
Genting Singapore Ltd.(a)	2,496,367	1,399,498
Jardine Cycle & Carriage Ltd.	81,337	2,031,185
Keppel Ltd.	217,692	1,702,624
Mapletree Industrial Trust(a)	1,052,066	1,720,763
Mapletree Pan Asia Commercial Trust	1,521,713	1,683,762
Oversea-Chinese Banking Corp. Ltd.	128,220	1,677,491
Singapore Airlines Ltd.	364,946	1,857,978
Singapore Telecommunications Ltd.	438,704	1,432,117
United Overseas Bank Ltd.	57,240	1,522,615
UOL Group Ltd.	293,296	1,792,015
		23,553,319
Spain-2.61%
Aena S.M.E. S.A.(b)	59,189	1,609,806
Endesa S.A.	51,433	1,846,355
Iberdrola S.A.	91,439	1,855,618
Naturgy Energy Group S.A.	53,016	1,607,946
Telefonica S.A.(a)	300,846	1,527,695
		8,447,420
Sweden-3.35%
Essity AB, Class B	58,128	1,597,942
Holmen AB, Class B(a)	38,247	1,446,381
Industrivarden AB, Class C(a)	38,023	1,578,527
Investor AB, Class B	48,832	1,609,197
L E Lundbergforetagen AB, Class B(a)	31,999	1,714,078
Tele2 AB, Class B(a)	80,874	1,285,803
Telia Co. AB(a)	413,472	1,629,032
		10,860,960
Switzerland-4.78%
Chocoladefabriken Lindt & Spruengli AG, PC	91	1,402,369
DSM-Firmenich AG	15,210	1,241,419
EMS-Chemie Holding AG	2,056	1,411,726
Givaudan S.A.	342	1,404,545
Nestle S.A.	17,695	1,694,942
Roche Holding AG	4,313	1,400,550
Schindler Holding AG, PC	4,055	1,447,991
Swiss Life Holding AG	1,642	1,786,754
Swisscom AG	2,828	2,076,736
Zurich Insurance Group AG	2,352	1,639,824
		15,506,856
United Kingdom-5.98%
Admiral Group PLC	34,516	1,486,334
Aviva PLC	166,789	1,466,126
British American Tobacco PLC	25,578	1,310,141
Coca-Cola Europacific Partners PLC	16,424	1,458,944
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
October 31, 2025
	Shares	Value
United Kingdom-(continued)
Compass Group PLC	43,823	$1,450,701
Haleon PLC	314,092	1,460,768
Imperial Brands PLC	38,270	1,520,807
Legal & General Group PLC	459,370	1,435,659
National Grid PLC	109,209	1,637,680
Pearson PLC	105,267	1,465,277
RELX PLC	34,670	1,532,465
Shell PLC	39,766	1,490,975
Unilever PLC	28,053	1,683,496
		19,399,373
United States-1.48%
Ferrovial SE(a)	27,283	1,676,456
Novartis AG	11,895	1,475,813
Waste Connections, Inc.(a)	9,742	1,635,452
		4,787,721
Total Common Stocks & Other Equity Interests (Cost $303,024,782)		322,372,189
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(c)(d) (Cost $165,733)	165,733	165,733
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $303,190,515)		322,537,922
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.02%
Invesco Private Government Fund, 4.13%(c)(d)(e)	8,699,984	$8,699,984
Invesco Private Prime Fund, 4.30%(c)(d)(e)	27,034,552	27,042,662
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,742,901)		35,742,646
TOTAL INVESTMENTS IN SECURITIES-110.49% (Cost $338,933,416)		358,280,568
OTHER ASSETS LESS LIABILITIES-(10.49)%		(34,018,680)
NET ASSETS-100.00%		$324,261,888

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $6,986,627, which represented 2.15% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$54,486,734	$(54,321,001)	$-	$-	$165,733	$22,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
October 31, 2025
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,055,427	$82,437,533	$(78,792,976)	$-	$-	$8,699,984	$349,268 *
Invesco Private Prime Fund	13,130,209	167,388,346	(153,476,414)	611	(90)	27,042,662	944,062 *
Total	$18,185,636	$304,312,613	$(286,590,391)	$611	$(90)	$35,908,379	$1,315,427

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P International Developed Momentum ETF (IDMO)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-5.01%
Brambles Ltd.	573,493	$9,324,007
Commonwealth Bank of Australia(a)	455,035	51,084,566
Computershare Ltd.	171,278	4,093,948
Evolution Mining Ltd.	682,726	4,833,942
JB Hi-Fi Ltd.	43,509	2,977,886
Lynas Rare Earths Ltd.(b)	258,865	2,582,102
Medibank Pvt. Ltd.	785,460	2,508,130
Pro Medicus Ltd.	26,109	4,485,444
Qantas Airways Ltd.	306,795	2,045,007
QBE Insurance Group Ltd.	407,489	5,289,829
SGH Ltd.(a)	46,879	1,486,176
Sigma Healthcare Ltd.	2,298,968	4,676,453
Technology One Ltd.	150,261	3,620,829
Telstra Group Ltd.	1,630,806	5,212,952
		104,221,271
Austria-0.84%
BAWAG Group AG(b)(c)	32,189	4,165,422
Erste Group Bank AG	121,527	12,605,786
Strabag SE	8,786	688,299
		17,459,507
Belgium-0.22%
Ageas S.A./N.V.	67,876	4,498,052
Canada-18.46%
Agnico Eagle Mines Ltd.	164,322	26,455,238
AtkinsRealis Group, Inc.	48,953	3,455,691
Bank of Montreal(a)	234,167	29,118,165
Bank of Nova Scotia (The)	384,249	25,227,182
Brookfield Asset Management Ltd., Class A	94,943	5,141,009
CAE, Inc.(b)	89,771	2,523,057
Canadian Imperial Bank of Commerce	390,866	32,418,041
Dollarama, Inc.	93,097	12,113,274
Element Fleet Management Corp.(a)	125,059	3,376,499
Emera, Inc.(a)	115,995	5,520,142
Empire Co. Ltd., Class A	56,601	1,924,874
Enbridge, Inc.	685,216	31,983,104
Fairfax Financial Holdings Ltd.	7,602	12,354,450
George Weston Ltd.	38,452	2,340,354
Great-West Lifeco, Inc.	74,512	3,162,034
iA Financial Corp., Inc.	26,875	3,175,552
Kinross Gold Corp.	382,044	8,894,319
Loblaw Cos. Ltd.	171,615	6,827,121
Metro, Inc.	61,984	4,135,806
National Bank of Canada	110,283	12,333,687
Power Corp. of Canada	222,393	10,428,020
Shopify, Inc., Class A(b)	348,959	60,733,784
Sun Life Financial, Inc.	151,763	9,240,197
TC Energy Corp.	288,828	14,507,879
TMX Group Ltd.	88,045	3,250,593
Toronto-Dominion Bank (The)	495,679	40,739,674
Wheaton Precious Metals Corp.	133,484	12,903,977
		384,283,723
	Shares	Value
China-0.45%
BOC Hong Kong (Holdings) Ltd.	1,646,251	$8,087,499
Chow Tai Fook Jewellery Group Ltd.(a)	622,191	1,217,508
		9,305,007
Finland-0.14%
Amer Sports, Inc.(b)	93,315	2,914,227
France-5.84%
AXA S.A.	558,709	24,274,108
ENGIE S.A.	765,750	17,952,593
Orange S.A.	721,390	11,555,150
Safran S.A.	95,807	34,087,796
Societe Generale S.A.	401,910	25,523,686
Thales S.A.	28,851	8,238,014
		121,631,347
Germany-14.45%
Allianz SE	131,397	52,871,846
Commerzbank AG	496,578	18,131,039
Deutsche Bank AG	889,750	31,896,078
Deutsche Boerse AG	57,988	14,704,647
Deutsche Telekom AG	966,303	29,971,680
Fresenius SE & Co. KGaA	100,156	5,771,028
Heidelberg Materials AG	62,405	14,660,138
MTU Aero Engines AG	14,132	6,184,351
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	30,933	19,163,805
Rheinmetall AG	27,595	54,318,791
Siemens Energy AG, Class A(b)	402,840	50,255,472
Talanx AG	24,112	2,940,100
		300,868,975
Hong Kong-1.90%
Cathay Pacific Airways Ltd.	348,546	496,059
DFI Retail Group Holdings Ltd.	142,084	498,506
HKT Trust & HKT Ltd.	1,501,986	2,192,693
Hong Kong Exchanges & Clearing Ltd.	404,393	22,035,911
Hongkong Land Holdings Ltd.	481,800	2,943,954
Link REIT(a)	829,635	4,319,503
Sun Hung Kai Properties Ltd.	479,355	5,831,929
Swire Properties Ltd.	430,280	1,171,952
		39,490,507
Indonesia-0.21%
Jardine Matheson Holdings Ltd.	74,358	4,365,899
Israel-3.73%
Amot Investments Ltd.	97,690	772,264
Bank Hapoalim B.M.	743,190	15,093,569
Bank Leumi le-Israel B.M.	899,710	18,284,349
Bezeq The Israeli Telecommunication Corp. Ltd.	930,419	1,908,267
Big Shopping Centers Ltd.	8,178	1,831,879
Clal Insurance Enterprises Holdings Ltd.	39,106	2,177,338
Delek Group Ltd.	4,553	1,198,624
Elbit Systems Ltd.	16,198	7,682,669
Fattal Holdings 1998 Ltd.(b)	2,242	407,468
First International Bank of Israel Ltd. (The)	22,186	1,597,747
Harel Insurance Investments & Financial Services Ltd.	67,051	2,339,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
October 31, 2025
	Shares	Value
Israel-(continued)
Israel Discount Bank Ltd., Class A	547,812	$5,481,868
Matrix IT Ltd.	15,264	566,019
Melisron Ltd.	8,619	1,123,358
Menora Mivtachim Holdings Ltd.	12,823	1,278,964
Migdal Insurance & Financial Holdings Ltd.(a)	286,734	1,030,289
Mivne Real Estate KD Ltd.	190,105	840,459
Mizrahi Tefahot Bank Ltd.	60,777	3,956,735
OPC Energy Ltd.(b)	71,005	1,282,616
Phoenix Finance Ltd.	136,200	5,250,145
Plus500 Ltd.	25,812	1,074,147
Shikun & Binui Ltd.(b)	115,716	645,413
Shufersal Ltd.	86,610	1,077,792
Strauss Group Ltd.	26,099	735,899
		77,637,874
Italy-6.15%
Assicurazioni Generali S.p.A.(a)	363,428	14,009,308
Banca Mediolanum S.p.A.	75,795	1,525,869
Banco BPM S.p.A.	712,400	10,393,236
Intesa Sanpaolo S.p.A.	5,293,340	34,163,303
Leonardo S.p.A.	178,681	10,526,783
Poste Italiane S.p.A.(c)	254,297	6,139,324
Ryanair Holdings PLC	238,586	7,233,055
UniCredit S.p.A.	593,176	43,981,809
		127,972,687
Japan-6.52%
AEON Co. Ltd.	815,544	12,903,829
BayCurrent, Inc.	46,298	2,124,171
Fujikura Ltd.	136,322	18,570,156
IHI Corp.	576,931	11,949,102
Japan Metropolitan Fund Investment Corp.	2,065	1,597,998
Kawasaki Heavy Industries Ltd.	48,956	3,921,632
Kinden Corp.	34,817	1,395,168
Konami Group Corp.	34,498	5,747,182
LY Corp.	732,229	2,152,436
Mitsubishi Heavy Industries Ltd.	986,439	29,790,915
NEC Corp.	364,389	13,239,352
Nippon Building Fund, Inc.(a)	2,404	2,219,600
ORIX JREIT, Inc.	2,036	1,378,621
Rakuten Bank Ltd.(b)	27,091	1,487,484
Ryohin Keikaku Co. Ltd.	318,918	6,562,288
Sankyo Co. Ltd.	69,661	1,208,866
Sanrio Co. Ltd.(a)	59,968	2,776,212
SCSK Corp.	45,414	1,671,759
SHIMAMURA Co. Ltd.	15,594	1,005,700
Shimizu Corp.	196,852	2,643,319
Square Enix Holdings Co. Ltd.	126,742	2,452,675
Sugi Holdings Co. Ltd.	35,015	756,654
TIS, Inc.	62,697	2,160,736
Toho Co. Ltd.	48,196	2,826,108
Tokyo Gas Co. Ltd.	93,500	3,282,479
		135,824,442
Netherlands-2.55%
ABN AMRO Bank N.V., CVA(c)	241,181	7,215,865
ING Groep N.V.	712,167	17,806,503
Prosus N.V.(b)	405,668	28,076,863
		53,099,231
	Shares	Value
Norway-0.49%
Gjensidige Forsikring ASA	78,795	$2,123,130
Orkla ASA	210,297	2,138,439
SpareBank 1 Sør-Norge ASA, Class B	62,715	1,080,850
Storebrand ASA	135,321	2,099,621
Telenor ASA	190,283	2,833,242
		10,275,282
Singapore-3.63%
DBS Group Holdings Ltd.	615,915	25,503,383
Keppel Ltd.	403,307	3,154,366
Sea Ltd., ADR(b)	173,402	27,094,062
Sembcorp Industries Ltd.(a)	374,766	1,878,000
Singapore Exchange Ltd.	341,572	4,432,596
Singapore Technologies Engineering Ltd.	877,024	5,714,524
Singapore Telecommunications Ltd.	2,136,066	6,973,032
UOL Group Ltd.	138,633	847,037
		75,597,000
Spain-7.78%
ACS Actividades de Construccion y Servicios S.A.	68,615	5,641,536
Aena S.M.E. S.A.(c)	262,740	7,145,930
Banco Bilbao Vizcaya Argentaria S.A.(a)	1,829,386	36,904,549
Banco Santander S.A.(a)	5,497,320	56,094,097
CaixaBank S.A.(a)	1,270,228	13,444,051
Endesa S.A.	121,102	4,347,349
Iberdrola S.A.	1,799,108	36,510,216
Naturgy Energy Group S.A.	57,964	1,758,016
		161,845,744
Sweden-1.97%
Saab AB, Class B(a)	116,079	6,392,635
Spotify Technology S.A.(b)	48,224	31,602,152
Tele2 AB, Class B(a)	191,052	3,037,506
		41,032,293
Switzerland-0.97%
Galderma Group AG, Class A	50,224	9,350,443
Schindler Holding AG	5,289	1,792,349
Swiss Life Holding AG	8,289	9,019,736
		20,162,528
United Kingdom-16.71%
3i Group PLC	239,641	13,869,764
Admiral Group PLC	75,500	3,251,193
Aviva PLC	970,673	8,532,512
Barclays PLC	4,467,307	23,963,699
British American Tobacco PLC	889,438	45,558,281
BT Group PLC	1,856,054	4,530,358
Coca-Cola Europacific Partners PLC	64,181	5,701,198
HSBC Holdings PLC	4,910,786	68,756,198
Imperial Brands PLC	306,768	12,190,620
International Consolidated Airlines Group S.A.(a)	1,392,728	7,657,537
Lloyds Banking Group PLC	15,799,129	18,526,431
NatWest Group PLC	2,451,314	18,873,647
Reckitt Benckiser Group PLC	213,324	16,318,828
Rolls-Royce Holdings PLC	4,784,622	73,638,080
Standard Chartered PLC	773,474	15,879,116
Tesco PLC	1,751,745	10,572,423
		347,819,885
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
October 31, 2025
	Shares	Value
United States-1.81%
CyberArk Software Ltd.(b)	13,622	$7,094,065
Holcim AG(b)	168,631	15,028,855
Swiss Re AG	84,936	15,548,122
		37,671,042
Total Common Stocks & Other Equity Interests (Cost $1,894,189,719)		2,077,976,523
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $666,408)	666,408	666,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,894,856,127)		2,078,642,931
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.61%
Invesco Private Government Fund, 4.13%(d)(e)(f)	37,061,013	$37,061,013
Invesco Private Prime Fund, 4.30%(d)(e)(f)	100,518,845	100,549,001
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $137,610,228)		137,610,014
TOTAL INVESTMENTS IN SECURITIES-106.47% (Cost $2,032,466,355)		2,216,252,945
OTHER ASSETS LESS LIABILITIES-(6.47)%		(134,674,967)
NET ASSETS-100.00%		$2,081,577,978

Investment Abbreviations:
ADR-American Depositary Receipt
CVA-Dutch Certificates
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $24,666,541, which represented 1.19% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,972,702	$(23,306,294)	$-	$-	$666,408	$30,966
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,796,768	183,035,370	(149,771,125)	-	-	37,061,013	361,721 *
Invesco Private Prime Fund	9,913,593	440,362,742	(349,727,104)	(124)	(106)	100,549,001	985,190 *
Total	$13,710,361	$647,370,814	$(522,804,523)	$(124)	$(106)	$138,276,422	$1,377,877

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Assets and Liabilities
October 31, 2025

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Assets:
Unaffiliated investments in securities, at value(a)	$407,118,896	$13,343,380	$322,372,189	$2,077,976,523
Affiliated investments in securities, at value	7,192,885	264,149	35,908,379	138,276,422
Due from broker	2,131	-	-	29,149
Foreign currencies, at value	167,635	7,457	138,969	408,887
Deposits with brokers:
Cash collateral-futures contracts	551,953	-	-	-
Receivable for:
Dividends	685,625	5,940	1,116,572	2,245,127
Securities lending	21,369	316	10,913	44,914
Investments sold	-	-	63	660
Fund shares sold	-	-	-	13,464,323
Foreign tax reclaims	-	-	535,894	324,636
Total assets	415,740,494	13,621,242	360,082,979	2,232,770,641
Liabilities:
Due to broker	-	-	8,715	-
Payable for:
Investments purchased	10,092	-	13	13,157,292
Collateral upon return of securities loaned	6,946,661	194,462	35,742,901	137,610,228
Fund shares repurchased	-	1,831	-	578
Accrued unitary management fees	99,816	3,132	69,462	424,565
Accrued tax expenses	-	25,572	-	-
Total liabilities	7,056,569	224,997	35,821,091	151,192,663
Net Assets	$408,683,925	$13,396,245	$324,261,888	$2,081,577,978
Net assets consist of:
Shares of beneficial interest	$518,220,414	$13,865,434	$536,243,020	$1,857,999,872
Distributable earnings (loss)	(109,536,489)	(469,189)	(211,981,132)	223,578,106
Net Assets	$408,683,925	$13,396,245	$324,261,888	$2,081,577,978
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,200,000	750,000	9,800,000	38,650,000
Net asset value	$26.89	$17.86	$33.09	$53.86
Market price	$26.78	$17.99	$32.99	$53.90
Unaffiliated investments in securities, at cost	$353,243,032	$12,497,157	$303,024,782	$1,894,189,719
Affiliated investments in securities, at cost	$7,193,149	$264,149	$35,908,634	$138,276,636
Foreign currencies, at cost	$167,169	$7,462	$139,844	$409,122
(a)Includes securities on loan with an aggregate value of:	$6,313,088	$183,524	$30,136,611	$121,445,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Statements of Operations
For the year ended October 31, 2025

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)
Investment income:
Unaffiliated interest income	$6,832	$-	$5,870	$-
Unaffiliated dividend income	18,461,727	351,105	13,095,906	22,676,948
Affiliated dividend income	12,315	2,310	22,097	30,966
Securities lending income, net	65,422	809	156,699	229,222
Foreign withholding tax claims	-	-	54,254	-
Foreign withholding tax	(1,523,436)	(42,973)	(1,166,181)	(2,049,253)
Total investment income	17,022,860	311,251	12,168,645	20,887,883
Expenses:
Unitary management fees	1,136,885	36,749	763,419	2,183,277
Less: Waivers	(286)	(50)	(524)	(729)
Net expenses	1,136,599	36,699	762,895	2,182,548
Net investment income	15,886,261	274,552	11,405,750	18,705,335
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,589,240)	1,019,601 (a)	6,928,542	42,871,616
Affiliated investment securities	(568)	(9)	(90)	(106)
In-kind redemptions	656,492	125,754	17,842,544	3,916,655
Short Sales	-	-	-	739
Foreign currencies	(233,141)	(14,578)	110,751	(71,457)
Futures contracts	277,330	-	-	-
Net realized gain (loss)	(2,889,127)	1,130,768	24,881,747	46,717,447
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	36,231,399	(30,473)(b)	13,996,355	170,744,035
Affiliated investment securities	(168)	4	611	(124)
Foreign currencies	26,712	778	195	19,379
Futures contracts	67,786	-	-	-
Change in net unrealized appreciation (depreciation)	36,325,729	(29,691)	13,997,161	170,763,290
Net realized and unrealized gain	33,436,602	1,101,077	38,878,908	217,480,737
Net increase in net assets resulting from operations	$49,322,863	$1,375,629	$50,284,658	$236,186,072

(a)	Net of Foreign Taxes of $25,937.
(b)	Net of Foreign Taxes of $89,752.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Statements of Changes in Net Assets
For the years ended October 31, 2025 and 2024

	Invesco S&P Emerging Markets Low Volatility ETF (EELV)		Invesco S&P Emerging Markets Momentum ETF (EEMO)
	2025	2024	2025	2024
Operations:
Net investment income	$15,886,261	$18,263,123	$274,552	$177,346
Net realized gain (loss)	(2,889,127)	25,529,665	1,130,768	193,572
Change in net unrealized appreciation (depreciation)	36,325,729	55,606,019	(29,691)	1,070,865
Net increase in net assets resulting from operations	49,322,863	99,398,807	1,375,629	1,441,783
Distributions to Shareholders from:
Distributable earnings	(20,107,490)	(24,879,054)	(264,352)	(84,802)
Return of capital	-	-	-	(129,583)
Total distributions to shareholders	(20,107,490)	(24,879,054)	(264,352)	(214,385)
Shareholder Transactions:
Proceeds from shares sold	11,668,527	-	5,005,550	3,288,256
Value of shares repurchased	(44,976,902)	(357,587,780)	(1,792,078)	-
Transaction fees	-	452,468	-	2,571
Net increase (decrease) in net assets resulting from share transactions	(33,308,375)	(357,135,312)	3,213,472	3,290,827
Net increase (decrease) in net assets	(4,093,002)	(282,615,559)	4,324,749	4,518,225
Net assets:
Beginning of year	412,776,927	695,392,486	9,071,496	4,553,271
End of year	$408,683,925	$412,776,927	$13,396,245	$9,071,496
Changes in Shares Outstanding:
Shares sold	450,000	-	300,000	200,000
Shares repurchased	(1,850,000)	(14,900,000)	(100,000)	-
Shares outstanding, beginning of year	16,600,000	31,500,000	550,000	350,000
Shares outstanding, end of year	15,200,000	16,600,000	750,000	550,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
2025	2024	2025	2024

$11,405,750	$13,312,543	$18,705,335	$3,567,384
24,881,747	18,187,082	46,717,447	11,082,517
13,997,161	47,323,205	170,763,290	14,153,262
50,284,658	78,822,830	236,186,072	28,803,163

(11,274,738)	(14,829,662)	(17,445,098)	(4,437,254)
-	-	-	-
(11,274,738)	(14,829,662)	(17,445,098)	(4,437,254)

152,762,151	-	1,611,723,913	222,533,951
(125,203,842)	(343,262,093)	(8,982,368)	(52,242,648)
-	-	-	-
27,558,309	(343,262,093)	1,602,741,545	170,291,303
66,568,229	(279,268,925)	1,821,482,519	194,657,212

257,693,659	536,962,584	260,095,459	65,438,247
$324,261,888	$257,693,659	$2,081,577,978	$260,095,459

4,800,000	-	32,500,000	5,550,000
(3,900,000)	(12,100,000)	(200,000)	(1,250,000)
8,900,000	21,000,000	6,350,000	2,050,000
9,800,000	8,900,000	38,650,000	6,350,000

21

Financial Highlights
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$24.87	$22.08	$21.30	$25.05	$19.94
Net investment income(a)	1.02	0.80	0.80	1.05	0.74
Net realized and unrealized gain (loss) on investments	2.30	3.02	0.70	(3.69)	5.03
Total from investment operations	3.32	3.82	1.50	(2.64)	5.77
Distributions to shareholders from:
Net investment income	(1.30)	(1.05)	(0.74)	(1.17)	(0.67)
Transaction fees(a)	-	0.02	0.02	0.06	0.01
Net asset value at end of year	$26.89	$24.87	$22.08	$21.30	$25.05
Market price at end of year(b)	$26.78	$24.92	$22.00	$21.40	$25.08
Net Asset Value Total Return(c)	13.89%	17.61%	7.01%	(10.68)%	29.21%
Market Price Total Return(c)	13.19%	18.28%	6.13%	(10.40)%	30.16%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$408,684	$412,777	$695,392	$904,397	$360,698
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	4.05%	3.32%	3.44%	4.42%	3.13%
Portfolio turnover rate(d)	68%	78%	71%	136%	92%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Financial Highlights—(continued)
Invesco S&P Emerging Markets Momentum ETF (EEMO)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$16.49	$13.01	$14.12	$17.90	$16.49
Net investment income(a)	0.36	0.40	0.59	0.43 (b)	0.27 (c)
Net realized and unrealized gain (loss) on investments	1.34	3.51	(1.03)	(3.78)	1.32
Total from investment operations	1.70	3.91	(0.44)	(3.35)	1.59
Distributions to shareholders from:
Net investment income	(0.33)	(0.17)	(0.67)	(0.44)	(0.19)
Return of capital	-	(0.27)	-	-	-
Total distributions	(0.33)	(0.44)	(0.67)	(0.44)	(0.19)
Transaction fees(a)	-	0.01	-	0.01	0.01
Net asset value at end of year	$17.86	$16.49	$13.01	$14.12	$17.90
Market price at end of year(d)	$17.99	$16.61	$13.03	$14.07	$17.72
Net Asset Value Total Return(e)	10.45%	30.19%	(3.27)%	(18.82)%	9.66%
Market Price Total Return(e)	10.45%	30.92%	(2.76)%	(18.28)%	8.44%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$13,396	$9,071	$4,553	$4,942	$6,263
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.17%	2.46%	4.23%	2.64%(b)	1.43%(c)
Portfolio turnover rate(f)	128%	104%	115%	114%	166%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.32 and 1.98%, respectively.

(c)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Financial Highlights—(continued)
Invesco S&P International Developed Low Volatility ETF (IDLV)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$28.95	$25.57	$24.92	$31.63	$27.37
Net investment income(a)	1.18	0.85	0.94	0.98	0.83
Net realized and unrealized gain (loss) on investments	4.08	3.49	0.70	(6.32)	4.17
Total from investment operations	5.26	4.34	1.64	(5.34)	5.00
Distributions to shareholders from:
Net investment income	(1.12)	(0.96)	(0.99)	(1.37)	(0.74)
Net asset value at end of year	$33.09	$28.95	$25.57	$24.92	$31.63
Market price at end of year(b)	$32.99	$28.94	$25.75	$24.92	$31.69
Net Asset Value Total Return(c)	18.43%	17.10%	6.42%	(17.33)%	18.34%
Market Price Total Return(c)	18.10%	16.24%	7.17%	(17.50)%	18.31%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$324,262	$257,694	$536,963	$431,159	$700,694
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.74%	3.01%	3.47%	3.29%	2.69%
Portfolio turnover rate(d)	70%	73%	67%	78%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P International Developed Momentum ETF (IDMO)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$40.96	$31.92	$28.98	$37.11	$28.96
Net investment income(a)	1.06	0.80	1.13	0.97	0.50
Net realized and unrealized gain (loss) on investments	12.76	9.18	2.87 (b)	(7.84)	8.25
Total from investment operations	13.82	9.98	4.00	(6.87)	8.75
Distributions to shareholders from:
Net investment income	(0.92)	(0.94)	(1.06)	(1.26)	(0.60)
Net asset value at end of year	$53.86	$40.96	$31.92	$28.98	$37.11
Market price at end of year(c)	$53.90	$40.94	$32.41	$29.21	$37.16
Net Asset Value Total Return(d)	34.06%	31.34%	13.82%	(18.73)%	30.43%
Market Price Total Return(d)	34.21%	29.28%	14.62%	(18.21)%	30.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,081,578	$260,095	$65,438	$8,695	$16,701
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.14%	1.98%	3.47%	2.93%	1.42%
Portfolio turnover rate(e)	105%	115%	131%	106%	29%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	"S&P Emerging Markets Low Volatility ETF"
Invesco S&P Emerging Markets Momentum ETF (EEMO)	"S&P Emerging Markets Momentum ETF"
Invesco S&P International Developed Low Volatility ETF (IDLV)	"S&P International Developed Low Volatility ETF"
Invesco S&P International Developed Momentum ETF (IDMO)	"S&P International Developed Momentum ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P World Ex-U.S. Momentum Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

25

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

26

accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the

27

year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement notes disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the

28

securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2025, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P Emerging Markets Low Volatility ETF	$1,733
S&P Emerging Markets Momentum ETF	10
S&P International Developed Low Volatility ETF	24
S&P International Developed Momentum ETF	89

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or

29

deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments

30

in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry

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groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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Valuation Time Risk. Because foreign exchanges may be open on days when a Fund does not price its Shares, the value of the non-U.S. securities in a Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P Emerging Markets Low Volatility ETF	0.29%
S&P Emerging Markets Momentum ETF	0.29%
S&P International Developed Low Volatility ETF	0.25%
S&P International Developed Momentum ETF	0.25%
Through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended October 31, 2025, the Adviser waived fees for each Fund in the following amounts:
S&P Emerging Markets Low Volatility ETF	$286
S&P Emerging Markets Momentum ETF	50
S&P International Developed Low Volatility ETF	524
S&P International Developed Momentum ETF	729
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P Emerging Markets Low Volatility ETF	$3,637
S&P Emerging Markets Momentum ETF	397
S&P International Developed Low Volatility ETF	14,975
S&P International Developed Momentum ETF	55,789
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$67,574,297	$339,544,599	$0	$407,118,896
Money Market Funds	246,488	6,946,397	-	7,192,885
Total Investments in Securities	67,820,785	346,490,996	-	414,311,781
Other Investments - Assets(a)
Futures Contracts	67,786	-	-	67,786
Total Investments	$67,888,571	$346,490,996	$0	$414,379,567
S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$428,138	$12,915,242	$0	$13,343,380
Money Market Funds	69,687	194,462	-	264,149
Total Investments	$497,825	$13,109,704	$0	$13,607,529
S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,869,704	$272,502,485	$-	$322,372,189
Money Market Funds	165,733	35,742,646	-	35,908,379
Total Investments	$50,035,437	$308,245,131	$-	$358,280,568
S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$460,361,186	$1,617,615,337	$-	$2,077,976,523
Money Market Funds	666,408	137,610,014	-	138,276,422
Total Investments	$461,027,594	$1,755,225,351	$-	$2,216,252,945

(a)	Futures contracts is valued at unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

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For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
Value
S&P Emerging Markets Low Volatility ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$67,786
Derivatives not subject to master netting agreements	(67,786)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities for futures contracts, if any.

Effect of Derivative Investments for the Fiscal Year Ended October 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
S&P Emerging Markets Low Volatility ETF
Equity Risk
Realized Gain:
Futures contracts	$277,330
Change in Net Unrealized Appreciation:
Futures contracts	67,786
Total	$345,116
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
S&P Emerging Markets Low Volatility ETF
Futures contracts	$1,422,079
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025	2024
	Ordinary Income*	Ordinary Income*	Return of Capital
S&P Emerging Markets Low Volatility ETF	$20,107,490	$24,879,054	$-
S&P Emerging Markets Momentum ETF	264,352	84,802	129,583
S&P International Developed Low Volatility ETF	11,274,738	14,829,662	-
S&P International Developed Momentum ETF	17,445,098	4,437,254	-

*	Includes short-term capital gain distributions, if any.

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Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation- Other Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P Emerging Markets Low Volatility ETF	$246,946	$-	$48,308,367	$67,786	$22,694	$(158,182,282)	$518,220,414	$408,683,925
S&P Emerging Markets Momentum ETF	25,972	-	785,468	-	(25,478)	(1,255,151)	13,865,434	13,396,245
S&P International Developed Low Volatility ETF	4,906,155	-	15,930,698	-	903	(232,818,888)	536,243,020	324,261,888
S&P International Developed Momentum ETF	32,959,121	11,582,181	179,058,700	-	(21,896)	-	1,857,999,872	2,081,577,978
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P Emerging Markets Low Volatility ETF	$105,769,425	$52,412,857	$158,182,282
S&P Emerging Markets Momentum ETF	1,255,151	-	1,255,151
S&P International Developed Low Volatility ETF	125,080,080	107,738,808	232,818,888
S&P International Developed Momentum ETF	-	-	-

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P Emerging Markets Low Volatility ETF	$264,519,009	$293,772,412
S&P Emerging Markets Momentum ETF	19,843,236	15,918,060
S&P International Developed Low Volatility ETF	210,836,593	210,862,046
S&P International Developed Momentum ETF	962,383,517	944,253,323
For the fiscal year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P Emerging Markets Low Volatility ETF	$2,800,530	$11,585,766
S&P Emerging Markets Momentum ETF	517,155	1,189,059
S&P International Developed Low Volatility ETF	148,976,270	121,813,753
S&P International Developed Momentum ETF	1,593,426,259	10,629,639
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P Emerging Markets Low Volatility ETF	$65,045,757	$(16,669,604)	$48,376,153	$366,003,414
S&P Emerging Markets Momentum ETF	1,567,772	(782,304)	785,468	12,822,061
S&P International Developed Low Volatility ETF	30,475,596	(14,544,898)	15,930,698	342,349,870
S&P International Developed Momentum ETF	203,350,962	(24,292,262)	179,058,700	2,037,194,245
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign capital gains taxes, foreign currency transactions, passive foreign investment companies and redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P Emerging Markets Low Volatility ETF	$(156,783)	$(483,866)	$640,649
S&P Emerging Markets Momentum ETF	(25,615)	(99,994)	125,609
S&P International Developed Low Volatility ETF	1,939,128	(19,104,431)	17,165,303
S&P International Developed Momentum ETF	480,293	(4,337,659)	3,857,366
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

37

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Low Volatility ETF and Invesco S&P International Developed Momentum ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

38

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P Emerging Markets Low Volatility ETF	0%	34%	0%	0%	0%
Invesco S&P Emerging Markets Momentum ETF	0%	50%	0%	0%	0%
Invesco S&P International Developed Low Volatility ETF	0%	41%	0%	0%	0%
Invesco S&P International Developed Momentum ETF	0%	25%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco S&P Emerging Markets Low Volatility ETF	$0.0906	$1.1821
Invesco S&P Emerging Markets Momentum ETF	0.0879	0.4663
Invesco S&P International Developed Low Volatility ETF	0.0636	1.3361
Invesco S&P International Developed Momentum ETF	0.0317	0.5841

39

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

40

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLV-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
October 31, 2025
CQQQ	Invesco China Technology ETF
PIZ	Invesco Dorsey Wright Developed Markets Momentum ETF
PIE	Invesco Dorsey Wright Emerging Markets Momentum ETF
PBD	Invesco Global Clean Energy ETF
PIO	Invesco Global Water ETF
IPKW	Invesco International BuyBack AchieversTM ETF
KLMT	Invesco MSCI Global Climate 500 ETF
CUT	Invesco MSCI Global Timber ETF
GBLD	Invesco MSCI Green Building ETF
PXF	Invesco RAFI Developed Markets ex-U.S. ETF
PDN	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
PXH	Invesco RAFI Emerging Markets ETF
CGW	Invesco S&P Global Water Index ETF
IDHQ	Invesco S&P International Developed Quality ETF

2

Invesco China Technology ETF (CQQQ)
October 31, 2025
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Broadline Retail-9.44%
PDD Holdings, Inc., ADR (China)(b)	2,159,584	$291,263,094
Capital Markets-0.76%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	460,101	23,465,208
Electrical Equipment-0.39%
China XD Electric Co. Ltd., A Shares (China)	4,411,501	4,945,319
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	908,818	3,708,064
Sieyuan Electric Co. Ltd., A Shares (China)	191,020	3,526,413
		12,179,796
Electronic Equipment, Instruments & Components-12.30%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	1,969,921	14,520,602
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	198,486	1,406,441
BOE Technology Group Co. Ltd., A Shares (China)	31,709,974	18,100,710
BOE Technology Group Co. Ltd., B Shares (China)	8,517,260	3,144,571
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	1,649,890	11,515,536
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	477,059	3,381,497
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	11,416,400	4,364,588
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	598,760	3,513,256
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,400,100	4,166,256
Huagong Tech Co. Ltd., A Shares (China)	863,600	9,690,317
IRICO Display Devices Co. Ltd. (China)(b)	3,088,200	2,544,592
Kingboard Laminates Holdings Ltd. (China)(c)	9,760,909	16,338,402
Lens Technology Co. Ltd., A Shares (China)	4,276,000	17,675,267
Leyard Optoelectronic Co. Ltd., A Shares (China)	2,334,300	2,256,320
Lingyi iTech Guangdong Co., A Shares (China)	6,031,187	13,244,826
Maxscend Microelectronics Co. Ltd., A Shares (China)	460,478	4,831,903
Raytron Technology Co. Ltd., A Shares (China)	391,771	4,574,805
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	248,874	4,789,705
Shengyi Electronics Co. Ltd., A Shares (China)	575,000	8,781,839
Shengyi Technology Co. Ltd., A Shares (China)	2,084,619	18,795,929
Shennan Circuits Co. Ltd., A Shares (China)	571,977	17,218,300
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	1,166,480	6,233,083
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	900,375	$3,516,597
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,337,017	5,132,106
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	811,320	8,271,995
Sunny Optical Technology Group Co. Ltd. (China)(c)	8,245,168	79,661,959
TCL Technology Group Corp., A Shares (China)	17,009,710	10,313,417
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	2,115,752	2,889,420
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(d)	2,101,000	0
Unisplendour Corp. Ltd., A Shares (China)	2,461,058	9,370,955
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	1,431,800	4,845,958
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	739,900	30,435,379
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,646,110	16,366,891
Xiamen Faratronic Co. Ltd., A Shares (China)	193,698	3,277,545
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	1,197,170	4,202,289
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	2,838,713	8,163,285
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	354,500	2,132,343
		379,668,884
Entertainment-1.95%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	588,000	1,824,297
Kingsoft Corp. Ltd. (China)	12,229,733	53,299,751
Talkweb Information System Co., Ltd. (China)(b)	1,080,600	5,210,455
		60,334,503
Hotels, Restaurants & Leisure-8.76%
Meituan, B Shares (China)(b)(e)	19,410,743	255,444,613
TravelSky Technology Ltd., H Shares (China)(c)	11,402,463	15,002,446
		270,447,059
Interactive Media & Services-28.78%
Autohome, Inc., ADR (China)(c)	760,829	19,172,891
Baidu, Inc., A Shares (China)(b)	14,246,374	215,590,738
Bilibili, Inc., Z Shares (China)(b)(c)	3,510,775	106,013,418
JOYY, Inc., ADR (China)(c)	327,529	19,425,745
Kuaishou Technology (China)(e)	18,677,022	173,366,916
Meitu, Inc. (China)(b)(e)	41,446,000	46,019,959
Tencent Holdings Ltd. (China)	3,640,415	295,639,989
Visual China Group Co. Ltd., A Shares (China)	602,600	1,832,654
Weibo Corp., A Shares (China)	1,035,560	11,320,660
		888,382,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco China Technology ETF (CQQQ)—(continued)
October 31, 2025
	Shares	Value
IT Services-2.34%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,546,300	$2,964,036
China TransInfo Technology Co. Ltd., A Shares (China)(b)	1,359,771	2,126,724
DHC Software Co. Ltd., A Shares (China)	2,757,400	4,006,146
Digital China Information Service Group Co. Ltd., A Shares (China)(b)	839,500	2,240,936
GDS Holdings Ltd., A Shares (China)(b)	10,773,246	47,989,520
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	819,700	6,132,003
Taiji Computer Corp. Ltd., A Shares (China)	536,273	2,025,764
Wangsu Science & Technology Co. Ltd., A Shares (China)	2,103,045	3,421,725
Wonders Information Co. Ltd., A Shares (China)(b)	1,241,400	1,204,148
		72,111,002
Media-0.99%
China Literature Ltd. (China)(b)(c)(e)	4,981,853	26,832,539
NanJi E-Commerce Co. Ltd., A Shares (China)	2,113,268	1,049,892
People.cn Co. Ltd., A Shares (China)	952,000	2,703,096
		30,585,527
Semiconductors & Semiconductor Equipment-18.55%
3Peak, Inc., A Shares (China)(b)	115,296	2,752,296
ACM Research (Shanghai), Inc., A Shares (China)	234,400	5,848,415
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	535,849	21,052,017
All Winner Technology Co. Ltd., A Shares (China)	708,358	4,560,701
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	361,815	4,373,183
ASR Microelectronics Co. Ltd., A Shares (China)(b)	360,400	4,732,655
Bestechnic (Shanghai) Co. Ltd. (China)	144,200	4,987,140
Cambricon Technologies Corp. Ltd. (China)(b)	358,200	69,230,934
China Resources Microelectronics Ltd., A Shares (China)	1,085,673	7,745,193
GalaxyCore, Inc., A Shares (China)	2,158,800	4,844,783
GigaDevice Semiconductor, Inc., A Shares (China)	569,164	17,606,000
Goke Microelectronics Co. Ltd., A Shares (China)	186,900	2,345,713
Guobo Electronics Co. Ltd., A Shares (China)	220,505	2,207,355
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	540,302	6,350,129
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)(b)	571,676	2,816,217
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	1,432,200	6,414,141
Hoyuan Green Energy Co. Ltd., A Shares (China)(b)	584,514	2,422,703
Hua Hong Semiconductor Ltd. (China)(b)(c)(e)	8,109,989	83,111,336
Hua Hong Semiconductor Ltd., A Shares (China)(b)	350,781	6,166,803
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Hwatsing Technology Co. Ltd., A Shares (China)	303,722	$5,862,217
Hygon Information Technology Co. Ltd., A Shares (China)	1,994,460	64,314,930
Ingenic Semiconductor Co. Ltd., A Shares (China)	414,400	5,055,080
JCET Group Co. Ltd., A Shares (China)	1,540,700	8,672,497
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	466,300	2,704,549
Loongson Technology Corp. Ltd., A Shares (China)(b)	324,090	6,280,031
Montage Technology Co. Ltd., A Shares (China)	982,289	18,827,620
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	2,363,800	7,596,928
NAURA Technology Group Co. Ltd., A Shares (China)	618,467	35,385,309
Nexchip Semiconductor Corp., A Shares (China)	1,726,338	8,138,489
OmniVision Integrated Circuits Group, Inc., A Shares (China)	1,044,088	19,183,196
Piotech, Inc., A Shares (China)	239,878	10,286,429
Rockchip Electronics Co. Ltd., A Shares (China)	360,608	9,199,695
Sanan Optoelectronics Co. Ltd., A Shares (China)	4,293,841	8,378,768
SG Micro Corp., A Shares (China)	529,557	5,481,734
Shanghai Awinic Technology Co. Ltd., A Shares (China)	201,000	2,342,260
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	461,217	4,096,683
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	3,478,892	18,918,733
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	397,505	4,594,239
SICC Co. Ltd., A Shares (China)(b)	370,295	3,638,853
Smartsens Technology (Shanghai) Co. Ltd. (China)	346,014	5,174,017
StarPower Semiconductor Ltd., A Shares (China)	205,980	3,030,922
Suzhou Centec Communications Co. Ltd. (China)(b)	137,510	2,357,542
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	123,168	2,977,542
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,639,940	4,479,477
TongFu Microelectronics Co. Ltd., A Shares (China)	1,301,500	7,779,109
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	731,559	8,403,534
United Nova Technology Co. Ltd., A Shares (China)(b)	6,083,712	5,363,101
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)(b)	370,600	1,948,454
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	452,000	10,118,255
Wuxi Autowell Technology Co. Ltd., A Shares (China)	271,287	1,667,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)—(continued)
October 31, 2025
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	467,670	$4,583,507
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	1,127,200	6,182,388
		572,590,842
Software-13.60%
360 Security Technology, Inc., A Shares (China)	6,023,300	10,137,298
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	619,300	1,775,576
Beijing Kingsoft Office Software, Inc., A Shares (China)	397,636	20,067,768
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,946,925	2,702,559
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	980,452	1,455,725
China National Software & Service Co. Ltd., A Shares (China)(b)	801,290	5,890,035
Empyrean Technology Co. Ltd., A Shares (China)	407,485	6,933,553
Horizon Robotics (China)(b)(c)	104,963,400	118,846,978
Hundsun Technologies, Inc., A Shares (China)	1,627,825	7,201,320
Iflytek Co. Ltd., A Shares (China)	1,988,650	15,550,492
Jiangsu Hoperun Software Co. Ltd. (China)(b)	685,427	5,935,297
Kingdee International Software Group Co. Ltd. (China)(b)	34,825,664	65,689,751
Longshine Technology Group Co. Ltd., A Shares (China)	929,567	2,337,008
Neusoft Corp., A Shares (China)	1,023,400	1,513,784
Newland Digital Technology Co. Ltd., A Shares (China)	887,900	3,438,665
Qi An Xin Technology Group, Inc. (China)(b)	590,400	3,240,166
Sangfor Technologies, Inc., A Shares (China)	362,814	6,685,089
SenseTime Group, Inc., B Shares (China)(b)(c)(e)	324,875,255	99,069,104
Shanghai Baosight Software Co. Ltd., A Shares (China)	1,859,020	6,010,027
Shanghai Baosight Software Co. Ltd., B Shares (China)	8,885,283	9,969,101
Shanghai Stonehill Technology Co. Ltd., A Shares (China)(b)	4,889,300	5,448,102
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	608,700	4,057,513
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	814,600	1,927,831
Sinosoft Co. Ltd., A Shares (China)	714,568	2,131,584
Thunder Software Technology Co. Ltd., A Shares (China)	396,187	3,829,223
Topsec Technologies Group, Inc., A Shares (China)	1,015,163	1,487,864
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	2,941,004	6,453,897
		419,785,310
	Shares	Value
Technology Hardware, Storage & Peripherals-1.93%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	2,776,646	$6,607,168
GRG Banking Equipment Co. Ltd., A Shares (China)	2,137,700	3,861,229
Huaqin Technology Co. Ltd. (China)	756,560	10,799,405
IEIT Systems Co. Ltd., A Shares (China)	1,262,558	11,565,259
Legend Holdings Corp., H Shares (China)(b)(e)	6,599,602	8,528,504
Ninestar Corp., A Shares (China)(b)	1,222,750	3,728,425
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	299,700	11,005,246
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	2,883,300	3,536,420
		59,631,656
Textiles, Apparel & Luxury Goods-0.14%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	1,375,500	4,461,759
Trading Companies & Distributors-0.08%
Beijing United Information Technology Co. Ltd., A Shares (China)	619,679	2,475,148
Total Common Stocks & Other Equity Interests (Cost $2,617,532,515)		3,087,382,758

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(f)(g) (Cost $940,970)	940,970	940,970
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,618,473,485)		3,088,323,728
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.21%
Invesco Private Government Fund, 4.13%(f)(g)(h)	53,202,496	53,202,496
Invesco Private Prime Fund, 4.30%(f)(g)(h)	138,523,065	138,564,622
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,767,851)		191,767,118
TOTAL INVESTMENTS IN SECURITIES-106.25% (Cost $2,810,241,336)		3,280,090,846
OTHER ASSETS LESS LIABILITIES-(6.25)%		(192,946,008)
NET ASSETS-100.00%		$3,087,144,838
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)—(continued)
October 31, 2025
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $692,372,971, which represented 22.43% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$319,705	$807,594,456	$(806,973,191)	$-	$-	$940,970	$182,061
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,211,483	333,344,548	(288,353,535)	-	-	53,202,496	962,102 *
Invesco Private Prime Fund	21,404,078	782,024,467	(664,869,620)	942	4,755	138,564,622	2,540,234 *
Total	$29,935,266	$1,922,963,471	$(1,760,196,346)	$942	$4,755	$192,708,088	$3,684,397

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:
China	100.01%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Australia-6.66%
HUB24 Ltd.	35,045	$2,612,814
JB Hi-Fi Ltd.	39,751	2,720,677
Pro Medicus Ltd.	29,854	5,128,823
Ramelius Resources Ltd.	1,055,418	2,284,505
Sigma Healthcare Ltd.(a)	1,631,001	3,317,706
Technology One Ltd.	561,598	13,532,790
Wesfarmers Ltd.	44,344	2,435,168
		32,032,483
Austria-0.52%
BAWAG Group AG(b)(c)	19,393	2,509,554
Belgium-0.58%
D’Ieteren Group	15,341	2,806,152
Canada-13.26%
Alamos Gold, Inc., Class A(a)	77,810	2,401,245
Bombardier, Inc., Class B(c)	62,376	8,724,137
Capital Power Corp.	51,021	2,585,370
Dollarama, Inc.	65,799	8,561,407
Element Fleet Management Corp.	155,323	4,193,605
Fairfax Financial Holdings Ltd.	1,510	2,453,988
IAMGOLD Corp.(c)	228,487	2,648,274
Imperial Oil Ltd.	39,161	3,467,096
Kinross Gold Corp.	130,283	3,033,102
Lundin Gold, Inc.	47,938	3,262,241
New Gold, Inc.(c)	605,400	4,463,321
Royal Bank of Canada	43,024	6,309,204
SSR Mining, Inc.(c)	130,494	2,953,263
TMX Group Ltd.	68,884	2,543,175
Toromont Industries Ltd.	24,302	2,922,692
WSP Global, Inc.	17,139	3,279,914
		63,802,034
China-0.86%
Yangzijiang Shipbuilding Holdings Ltd.	1,533,305	4,141,563
Denmark-2.77%
Novo Nordisk A/S, Class B	120,159	5,924,229
Ringkjoebing Landbobank A/S	19,837	4,492,771
Sydbank A/S(a)	34,236	2,927,019
		13,344,019
Finland-2.55%
Konecranes OYJ	28,265	2,793,725
Sampo OYJ	849,343	9,479,791
		12,273,516
France-1.48%
Legrand S.A.	15,655	2,707,063
Nexans S.A.	16,140	2,275,604
Technip Energies N.V.	53,038	2,158,049
		7,140,716
Germany-4.67%
Allianz SE	6,043	2,431,597
Bilfinger SE	28,813	3,112,892
Heidelberg Materials AG	10,501	2,466,888
HOCHTIEF AG	9,535	2,740,597
	Shares	Value
Germany-(continued)
RENK Group AG	29,789	$2,271,074
Rheinmetall AG	4,805	9,458,300
		22,481,348
Greece-2.11%
National Bank of Greece S.A.	394,543	5,807,000
Piraeus Financial Holdings S.A.(c)	552,882	4,323,937
		10,130,937
Ireland-1.79%
AIB Group PLC	448,326	4,137,478
Bank of Ireland Group PLC	271,946	4,458,555
		8,596,033
Israel-3.65%
Bank Hapoalim B.M.	132,136	2,683,572
Israel Discount Bank Ltd., Class A	285,523	2,857,183
Mizrahi Tefahot Bank Ltd.	136,802	8,906,152
Plus500 Ltd.	74,920	3,117,739
		17,564,646
Italy-4.41%
BPER Banca S.p.A.	372,221	4,465,915
Prysmian S.p.A.	25,712	2,684,435
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	77,149	4,598,222
UniCredit S.p.A.	65,156	4,831,077
Unipol Assicurazioni S.p.A.	212,587	4,660,499
		21,240,148
Japan-8.97%
Advantest Corp.	30,783	4,611,271
ASICS Corp.	116,358	2,964,019
Fujikura Ltd.	109,168	14,871,164
Fujitsu Ltd.	104,030	2,712,037
IHI Corp.	187,241	3,878,041
ITOCHU Corp.	43,760	2,535,629
Marubeni Corp.	102,109	2,510,329
Mitsubishi Heavy Industries Ltd.	230,174	6,951,361
Sankyo Co. Ltd.	123,675	2,146,201
		43,180,052
Mexico-0.57%
Fresnillo PLC	93,683	2,739,903
Netherlands-4.22%
ASML Holding N.V.	13,695	14,499,336
ING Groep N.V.	95,626	2,390,962
Koninklijke Ahold Delhaize N.V.	83,689	3,429,150
		20,319,448
Portugal-0.81%
Banco Comercial Portugues S.A., Class R	4,423,302	3,909,714
Singapore-2.51%
Oversea-Chinese Banking Corp. Ltd.	270,187	3,534,832
Singapore Exchange Ltd.	656,517	8,519,653
		12,054,485
South Korea-12.46%
Doosan Co. Ltd.	7,986	5,276,869
Hanwha Aerospace Co. Ltd.	16,661	11,428,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
October 31, 2025
	Shares	Value
South Korea-(continued)
HD Hyundai Electric Co. Ltd.	26,427	$16,055,630
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,247	2,741,143
Hyosung Heavy Industries Corp.	2,765	4,124,386
Hyundai Rotem Co. Ltd.	23,758	3,838,380
Meritz Financial Group, Inc.	27,748	2,150,305
Peptron, Inc.(c)	29,183	5,534,270
Samyang Foods Co. Ltd.	6,080	5,741,714
SK Square Co. Ltd.(c)	17,015	3,088,490
		59,979,377
Spain-1.91%
ACS Actividades de Construccion y Servicios S.A.	30,652	2,520,212
Banco Bilbao Vizcaya Argentaria S.A.(a)	176,705	3,564,704
CaixaBank S.A.(a)	294,031	3,112,014
		9,196,930
Sweden-2.17%
Investor AB, Class B	171,965	5,666,889
Saab AB, Class B(a)	86,518	4,764,668
		10,431,557
Switzerland-14.03%
ABB Ltd.	167,143	12,457,632
Accelleron Industries AG(c)	27,071	2,224,564
Belimo Holding AG	12,458	13,474,982
BKW AG	13,313	2,986,973
Flughafen Zureich AG(c)	35,066	10,383,805
Geberit AG	10,440	7,650,907
Schindler Holding AG, PC	18,815	6,718,606
Swiss Life Holding AG	4,914	5,347,205
Swissquote Group Holding S.A.	9,859	6,279,447
		67,524,121
	Shares	Value
United Kingdom-5.63%
3i Group PLC	47,332	$2,739,446
Diploma PLC	125,409	9,252,866
Halma PLC	117,619	5,481,493
NatWest Group PLC	402,530	3,099,240
Rolls-Royce Holdings PLC	424,150	6,527,912
		27,100,957
United States-1.25%
Experian PLC	53,953	2,516,937
Ferrovial SE	56,620	3,479,124
		5,996,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $393,820,937)		480,495,754
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.87%
Invesco Private Government Fund, 4.13%(d)(e)(f)	5,185,236	5,185,236
Invesco Private Prime Fund, 4.30%(d)(e)(f)	13,448,695	13,452,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,637,966)		18,637,966
TOTAL INVESTMENTS IN SECURITIES-103.71% (Cost $412,458,903)		499,133,720
OTHER ASSETS LESS LIABILITIES-(3.71)%		(17,877,722)
NET ASSETS-100.00%		$481,255,998

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,759,157	$(26,759,157)	$-	$-	$-	$12,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
October 31, 2025
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,835,807	$56,620,568	$(53,271,139)	$-	$-	$5,185,236	$138,656 *
Invesco Private Prime Fund	4,788,155	118,430,289	(109,766,438)	344	380	13,452,730	381,348 *
Total	$6,623,962	$201,810,014	$(189,796,734)	$344	$380	$18,637,966	$532,675

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Brazil-4.94%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,070	$931,964
Cia Paranaense de Energia - Copel, Class B, Preference Shares	264,942	684,845
Direcional Engenharia S.A.	523,365	1,650,230
Itau Unibanco Holding S.A., Preference Shares	85,469	625,962
Marcopolo S.A., Preference Shares	550,460	806,501
MBRF Global Foods Co. S.A.	161,302	535,262
Porto Seguro S.A.	73,339	654,381
		5,889,145
China-32.53%
3SBio, Inc.(a)(b)	344,620	1,370,832
AAC Technologies Holdings, Inc.	112,000	575,602
Abbisko Cayman Ltd.(b)	742,000	1,388,180
Agricultural Bank of China Ltd., H Shares	989,680	754,844
Ascentage Pharma Group International(a)(b)	85,135	728,991
BYD Electronic International Co. Ltd.	117,000	549,155
China Galaxy Securities Co. Ltd., H Shares	514,677	740,259
China Hongqiao Group Ltd.	308,903	1,172,592
China Nonferrous Mining Corp. Ltd.(c)	902,051	1,663,431
Dongfeng Motor Group Co. Ltd., H Shares(b)	768,000	928,870
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	65,600	584,066
Goldwind Science & Technology Co. Ltd., H Shares	403,200	684,229
HBM Holdings Ltd.(a)(b)	1,298,000	2,249,105
Horizon Robotics(b)(c)	453,000	512,919
Innovent Biologics, Inc.(a)(b)	51,528	577,898
JD Health International, Inc.(a)(b)	79,600	621,221
Kingsoft Cloud Holdings Ltd., H shares(b)(c)	1,524,000	1,279,843
Lingbao Gold Group Co., Ltd., H Shares	636,000	1,331,064
MicroPort Scientific Corp.(b)	361,600	564,203
Newborn Town, Inc.(a)(b)	1,220,000	1,658,180
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	951,008	853,928
PetroChina Co. Ltd., H Shares	1,120,000	1,157,519
PICC Property & Casualty Co. Ltd., H Shares	381,611	901,374
Remegen Co. Ltd., B Shares(a)(b)(c)	160,776	1,860,434
RoboSense Technology Co. Ltd.(b)	134,400	601,255
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	158,578	862,371
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(b)	28,188	1,620,065
UBTech Robotics Corp Ltd.(b)	37,650	666,082
Wanguo Gold Group Ltd.	702,000	2,762,966
WuXi AppTec Co. Ltd., H Shares(a)	55,484	775,120
Wuxi Biologics (Cayman), Inc.(a)(b)	153,857	717,451
WuXi XDC Cayman, Inc.(b)	105,000	1,014,128
XD, Inc.(a)	190,479	1,651,693
Xiaomi Corp., B Shares(a)(b)	134,661	746,929
XPeng, Inc.(b)	60,500	704,685
Zhaojin Mining Industry Co. Ltd., H Shares	306,848	1,142,318
Zijin Mining Group Co. Ltd., H Shares	199,871	826,694
		38,800,496
	Shares	Value
Hungary-2.12%
Magyar Telekom Telecommunications PLC	318,875	$1,673,415
OTP Bank Nyrt.	8,912	851,788
		2,525,203
Indonesia-1.37%
PT Aneka Tambang Tbk	3,025,912	562,843
PT Barito Pacific Tbk(b)	5,195,389	1,076,714
		1,639,557
Malaysia-3.04%
Gamuda Bhd.	886,415	1,064,594
Sunway Bhd.	681,332	878,305
Telekom Malaysia Bhd.	375,505	654,410
YTL Corp. Bhd.	1,664,600	1,031,164
		3,628,473
Mexico-6.73%
Fibra Uno Administracion S.A. de C.V.(c)	402,842	585,431
Gentera S.A.B. de C.V.	1,005,654	2,396,028
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	35,600	743,164
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(c)	20,764	629,014
Grupo Comercial Chedraui S.A. de C.V.	191,594	1,391,242
Grupo Mexico S.A.B. de C.V., Class B	104,700	906,499
Industrias Penoles S.A.B. de C.V.(b)	17,700	733,789
Prologis Property Mexico S.A. de C.V.	160,129	640,378
		8,025,545
Peru-0.60%
Credicorp Ltd.	2,744	716,184
Philippines-1.06%
International Container Terminal Services, Inc.	139,696	1,259,972
South Africa-4.13%
Gold Fields Ltd.	17,014	656,183
Impala Platinum Holdings Ltd.	61,853	663,069
Investec Ltd.	170,069	1,280,741
Momentum Group Ltd.	320,136	616,533
Vukile Property Fund Ltd.	1,305,562	1,706,665
		4,923,191
Taiwan-34.39%
Accton Technology Corp.	99,929	3,475,202
ASE Technology Holding Co. Ltd.	115,000	920,088
Asia Vital Components Co. Ltd.	18,582	850,697
Bizlink Holding, Inc.	32,426	1,457,494
Chenbro Micom Co., Ltd.	33,000	986,098
Chroma ATE, Inc.	30,831	816,303
CTBC Financial Holding Co. Ltd.	444,148	603,190
Delta Electronics, Inc.	22,500	723,687
E.Sun Financial Holding Co. Ltd.	1,710,268	1,652,026
Elite Material Co. Ltd.	16,864	740,932
Fubon Financial Holding Co. Ltd.	4,656	13,780
Getac Holdings Corp.	524,159	2,348,011
Gold Circuit Electronics Ltd.	45,000	675,637
Hua Nan Financial Holdings Co. Ltd.	675,125	640,543
Jentech Precision Industrial Co. Ltd.	8,262	566,495
KGI Financial Holding Co. Ltd.	9,953	5,134
King Slide Works Co. Ltd.	6,525	865,619
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
October 31, 2025
	Shares	Value
Taiwan-(continued)
Lite-On Technology Corp.	435,823	$2,528,423
Mega Financial Holding Co. Ltd.	601,760	791,131
Mega Union Technology, Inc.	71,000	1,337,538
Nanya Technology Corp.(b)	246,000	1,050,542
Qisda Corp.	760,000	763,669
Sigurd Microelectronics Corp.	750,000	2,537,443
SinoPac Financial Holdings Co. Ltd.	1,146,000	953,923
Taichung Commercial Bank Co. Ltd.	1,510,754	1,050,275
Taichung Commercial Bank Co. Ltd., Rts., expiring 12/08/2025	19,134	0
Taiwan Semiconductor Manufacturing Co. Ltd.	77,202	3,733,465
Topco Scientific Co. Ltd.	322,000	3,567,866
Tripod Technology Corp.	197,000	2,178,660
Yankey Engineering Co., Ltd.	167,000	2,490,779
Yuanta Financial Holding Co. Ltd.	618,000	691,941
		41,016,591
Thailand-3.71%
Krung Thai Bank PCL, NVDR	870,606	733,061
Thanachart Capital PCL, NVDR	405,911	640,282
Tisco Financial Group PCL, NVDR	919,400	3,056,058
		4,429,401
Turkey-5.34%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	316,268	1,529,238
Tera Yatirim Menkul Degerler A.S.(b)	943,791	4,837,617
		6,366,855
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $99,985,036)		119,220,613
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.65%
Invesco Private Government Fund, 4.13%(d)(e)(f)	877,193	$877,193
Invesco Private Prime Fund, 4.30%(d)(e)(f)	2,282,069	2,282,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,159,947)		3,159,947
TOTAL INVESTMENTS IN SECURITIES-102.61% (Cost $103,144,983)		122,380,560
OTHER ASSETS LESS LIABILITIES-(2.61)%		(3,118,199)
NET ASSETS-100.00%		$119,262,361

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $13,541,920, which represented 11.35% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,626,163	$(9,626,163)	$-	$-	$-	$2,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
October 31, 2025
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$503,535	$15,694,897	$(15,321,239)	$-	$-	$877,193	$51,202 *
Invesco Private Prime Fund	1,318,246	37,005,603	(36,041,520)	-	425	2,282,754	136,873 *
Total	$1,821,781	$62,326,663	$(60,988,922)	$-	$425	$3,159,947	$190,318

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Clean Energy ETF (PBD)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Austria-0.75%
Verbund AG(a)	9,171	$708,772
Belgium-0.79%
Elia Group S.A./N.V.(a)	6,122	738,867
Canada-3.97%
Ballard Power Systems, Inc.(a)(b)	376,485	1,340,799
Boralex, Inc., Class A(a)	32,209	647,329
Canadian Solar, Inc.(a)(b)	59,305	1,231,172
NFI Group, Inc.(b)	49,859	510,279
		3,729,579
Chile-0.79%
Sociedad Quimica y Minera de Chile S.A., ADR(b)	15,205	744,893
China-13.63%
BYD Co. Ltd., H Shares(a)	47,729	616,527
CALB Group Co., Ltd., H Shares(b)(c)	269,972	1,163,443
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	2,301,542	704,684
Contemporary Amperex Technology Co. Ltd.(a)	12,955	926,890
Flat Glass Group Co. Ltd., H Shares(a)	533,477	838,619
Ganfeng Lithium Group Co. Ltd., H Shares(c)	166,482	1,099,156
JinkoSolar Holding Co. Ltd., ADR	31,884	800,607
NIO, Inc., ADR(b)	155,821	1,129,702
Tianneng Power International Ltd.	792,185	878,014
Wasion Holdings Ltd.	619,072	995,848
Xinyi Energy Holdings Ltd.	4,642,760	757,885
Xinyi Solar Holdings Ltd.(a)	1,702,330	784,262
XPeng, Inc., ADR(b)	35,739	839,509
Yadea Group Holdings Ltd.(a)(c)	423,689	662,264
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	83,490	625,265
		12,822,675
Denmark-3.13%
NKT A/S(b)	8,098	907,814
Orsted A/S(b)(c)	68,677	1,231,741
Vestas Wind Systems A/S	39,187	802,621
		2,942,176
Finland-0.69%
Kempower OYJ(a)(b)	37,050	647,393
France-2.88%
Legrand S.A.	4,503	778,659
Nexans S.A.	4,301	606,405
Rexel S.A.	21,686	752,974
SPIE S.A.	11,240	572,799
		2,710,837
Germany-3.62%
Nordex SE(b)	27,523	813,868
SMA Solar Technology AG(b)	28,257	848,608
Verbio SE(a)	57,726	1,026,720
Wacker Chemie AG	9,019	712,289
		3,401,485
Ireland-0.68%
Kingspan Group PLC	8,518	638,671
	Shares	Value
Israel-2.69%
Energix-Renewable Energies Ltd.(a)	182,371	$843,388
Enlight Renewable Energy Ltd.(b)	27,329	951,187
OY Nofar Energy Ltd.(b)	23,021	735,824
		2,530,399
Italy-2.50%
ERG S.p.A.	31,315	808,892
Prysmian S.p.A.	7,968	831,891
Terna S.p.A.	69,242	710,968
		2,351,751
Japan-4.77%
GS Yuasa Corp.	34,066	951,618
RENOVA, Inc.(a)(b)	129,646	694,886
Sanyo Denki Co. Ltd.(a)	31,146	796,719
Tamura Corp.	201,412	690,535
Toyo Tanso Co. Ltd.(a)	25,028	749,044
West Holdings Corp.	62,876	601,600
		4,484,402
Netherlands-0.61%
Alfen N.V.(a)(b)(c)	51,528	571,744
New Zealand-0.74%
Mercury NZ Ltd.	188,192	698,122
Norway-0.68%
NEL ASA(a)(b)	2,941,474	642,476
South Africa-0.80%
Scatec ASA(b)(c)	71,583	755,965
South Korea-9.37%
CS Wind Corp.	21,061	643,175
Doosan Fuel Cell Co. Ltd.(a)(b)	36,646	1,094,344
Ecopro BM Co. Ltd.(b)	6,906	772,728
HD Hyundai Electric Co. Ltd.	1,968	1,195,651
L&F Co. Ltd.(a)(b)	10,590	904,114
LG Energy Solution Ltd.(b)	2,432	805,107
Lotte Energy Materials Corp.(a)(b)	35,296	641,954
LS Corp.(a)	5,792	844,091
LS Electric Co. Ltd.	3,121	947,410
Samsung SDI Co. Ltd.(a)	4,278	963,925
		8,812,499
Spain-4.31%
Acciona S.A.(a)	3,429	760,003
Corporacion ACCIONA Energias Renovables S.A.(a)	25,543	703,653
EDP Renovaveis S.A.(a)	61,752	904,071
Grenergy Renovables S.A.(b)	9,686	836,199
Solaria Energia y Medio Ambiente S.A.(b)	49,346	854,484
		4,058,410
Sweden-0.62%
NIBE Industrier AB, Class B(a)	150,295	585,321
Switzerland-0.65%
Landis+Gyr Group AG(b)	8,367	607,655
Taiwan-12.09%
AcBel Polytech, Inc.(b)	712,128	1,004,225
Allis Electric Co. Ltd.	202,748	725,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Clean Energy ETF (PBD)—(continued)
October 31, 2025
	Shares	Value
Taiwan-(continued)
Chung-Hsin Electric and Machinery Manufacturing Corp.	126,650	$628,756
Delta Electronics, Inc.	31,046	998,560
Fortune Electric Co. Ltd.	33,191	767,391
FSP Technology, Inc.	360,303	708,108
Motech Industries, Inc.	1,087,370	599,943
Phihong Technology Co. Ltd.(b)	892,495	882,377
Shihlin Electric & Engineering Corp.	117,651	760,436
Sino-American Silicon Products, Inc.	205,799	832,769
Ta Ya Electric Wire & Cable Co. Ltd.	538,242	732,812
Teco Electric and Machinery Co. Ltd.	373,160	1,404,398
TSEC Corp.(b)	1,268,105	577,474
Voltronic Power Technology Corp.	19,109	748,611
		11,371,423
United Kingdom-2.46%
Ceres Power Holdings PLC(a)(b)	451,449	1,590,364
ITM Power PLC(a)(b)	693,080	720,153
		2,310,517
United States-26.55%
Array Technologies, Inc.(b)	114,046	987,638
Atkore, Inc.	11,701	810,294
Bloom Energy Corp., Class A(a)(b)	15,371	2,031,431
Blue Bird Corp.(b)	12,270	613,009
ChargePoint Holdings, Inc.(a)(b)	58,737	634,360
Core & Main, Inc., Class A(b)	10,730	559,891
Darling Ingredients, Inc.(b)	22,382	717,343
Enphase Energy, Inc.(b)	21,497	655,874
Eos Energy Enterprises, Inc.(a)(b)	109,542	1,755,958
EVgo, Inc.(b)	183,732	755,139
First Solar, Inc.(b)	3,848	1,027,185
Green Plains, Inc.(b)	79,971	822,102
HA Sustainable Infrastructure Capital, Inc.	25,960	719,352
Hubbell, Inc.	1,583	744,010
	Shares	Value
United States-(continued)
Itron, Inc.(b)	5,524	$554,223
Lucid Group, Inc.(a)(b)	30,820	547,055
Ormat Technologies, Inc.	7,837	833,622
Plug Power, Inc.(b)	420,244	1,130,456
QuantumScape Corp.(a)(b)	76,282	1,406,640
Rivian Automotive, Inc., Class A(b)	57,426	779,271
SES AI Corp.(a)(b)	693,405	1,636,436
Shoals Technologies Group, Inc., Class A(b)	151,069	1,587,735
Signify N.V.	26,243	629,037
SolarEdge Technologies, Inc.(b)	26,990	947,079
Sunrun, Inc.(b)	66,165	1,373,585
Universal Display Corp.	4,823	710,332
		24,969,057
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $81,339,084)		93,835,089
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.85%
Invesco Private Government Fund, 4.13%(d)(e)(f)	5,186,590	5,186,590
Invesco Private Prime Fund, 4.30%(d)(e)(f)	13,482,883	13,486,928
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,673,709)		18,673,518
TOTAL INVESTMENTS IN SECURITIES-119.62% (Cost $100,012,793)		112,508,607
OTHER ASSETS LESS LIABILITIES-(19.62)%		(18,455,557)
NET ASSETS-100.00%		$94,053,050

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $6,109,578, which represented 6.50% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,682,816	$(1,682,816)	$-	$-	$-	$486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Clean Energy ETF (PBD)—(continued)
October 31, 2025
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,450,766	$29,722,450	$(32,986,626)	$-	$-	$5,186,590	$257,138 *
Invesco Private Prime Fund	22,004,229	65,634,899	(74,152,371)	711	(540)	13,486,928	689,270 *
Total	$30,454,995	$97,040,165	$(108,821,813)	$711	$(540)	$18,673,518	$946,894

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Water ETF (PIO)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Brazil-6.76%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	761,841	$18,650,084
Canada-3.81%
Stantec, Inc.	94,948	10,525,157
Chile-0.24%
Aguas Andinas S.A., Class A	1,729,960	659,439
France-7.05%
Veolia Environnement S.A.	588,227	19,465,365
India-3.61%
Astral Ltd.	353,708	5,774,738
Jindal Saw Ltd.	1,114,104	2,198,776
VA Tech Wabag Ltd.	125,583	1,997,722
		9,971,236
Japan-11.51%
Ebara Corp.(a)	522,620	13,941,858
Ebara Jitsugyo Co. Ltd.	7,670	208,706
Kurita Water Industries Ltd.	180,907	6,855,924
METAWATER Co. Ltd.	53,886	1,156,996
Miura Co. Ltd.	163,121	3,159,749
Organo Corp.	75,250	6,460,203
		31,783,436
Netherlands-0.80%
Arcadis N.V.	46,408	2,219,279
Philippines-0.18%
Manila Water Co., Inc.	823,400	486,070
South Korea-1.40%
Coway Co. Ltd., (Acquired 03/19/2020 - 09/19/2025; Cost $3,024,923)(b)	61,616	3,852,838
Switzerland-9.86%
Belimo Holding AG	9,449	10,220,349
Geberit AG(a)	14,981	10,978,758
Georg Fischer AG	45,917	3,250,251
Sulzer AG	16,531	2,769,627
		27,218,985
United Kingdom-7.91%
Genuit Group PLC	233,243	1,134,145
Halma PLC	170,091	7,926,887
Severn Trent PLC	150,890	5,516,417
United Utilities Group PLC	460,271	7,262,300
		21,839,749
	Shares	Value
United States-46.75%
AECOM	44,978	$6,042,794
American Water Works Co., Inc.	68,544	8,803,106
Consolidated Water Co. Ltd.(a)	38,981	1,325,744
Core & Main, Inc., Class A(c)	104,112	5,432,564
Ecolab, Inc.	79,343	20,343,545
Ferguson Enterprises, Inc.	47,548	11,815,678
IDEX Corp.	42,115	7,221,038
Pentair PLC	204,420	21,740,067
Roper Technologies, Inc.	41,765	18,633,455
Veralto Corp.	60,436	5,963,825
Waters Corp.(c)	36,417	12,731,383
Xylem, Inc.	59,513	8,977,536
		129,030,735
Total Common Stocks & Other Equity Interests (Cost $208,679,902)		275,702,373
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $61,691)	61,691	61,691
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $208,741,593)		275,764,064
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.38%
Invesco Private Government Fund, 4.13%(d)(e)(f)	286,478	286,478
Invesco Private Prime Fund, 4.30%(d)(e)(f)	749,239	749,464
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,035,978)		1,035,942
TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $209,777,571)		276,800,006
OTHER ASSETS LESS LIABILITIES-(0.28)%		(776,189)
NET ASSETS-100.00%		$276,023,817

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Restricted security. The value of this security at October 31, 2025 represented 1.40% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Water ETF (PIO)—(continued)
October 31, 2025

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,640	$9,024,196	$(9,085,145)	$-	$-	$61,691	$6,960
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,065	72,585,456	(74,357,043)	-	-	286,478	192,888 *
Invesco Private Prime Fund	5,364,901	179,013,323	(183,627,133)	453	(2,080)	749,464	516,576 *
Total	$7,545,606	$260,622,975	$(267,069,321)	$453	$(2,080)	$1,097,633	$716,424

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International BuyBack AchieversTM ETF (IPKW)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Australia-0.99%
Helia Group Ltd.	79,670	$281,145
MA Financial Group Ltd.	35,610	224,223
Qantas Airways Ltd.	477,623	3,183,698
WEB Travel Group Ltd.(a)(b)	106,850	291,673
		3,980,739
Belgium-0.64%
Groupe Bruxelles Lambert N.V.	29,209	2,570,650
Brazil-0.33%
StoneCo Ltd., Class A(a)(b)	70,216	1,334,806
Canada-7.29%
Air Canada(a)	98,404	1,295,057
Athabasca Oil Corp.(a)	163,594	804,455
Baytex Energy Corp.(b)	222,088	537,329
Cargojet, Inc.	4,261	248,577
Fairfax Financial Holdings Ltd.	5,734	9,318,655
Finning International, Inc.	44,046	2,384,391
Gildan Activewear, Inc.	49,590	2,894,741
iA Financial Corp., Inc.	30,775	3,636,377
Imperial Oil Ltd.(b)	35,022	3,100,652
Mattr Corp.(a)	11,035	86,160
Onex Corp.	17,526	1,526,012
Precision Drilling Corp.(a)	4,392	263,743
Russel Metals, Inc.	18,602	576,321
Secure Waste Infrastructure Corp.	72,990	912,147
Superior Plus Corp.	74,132	422,206
Tamarack Valley Energy Ltd.	165,609	736,355
Trican Well Service Ltd.(b)	70,514	264,211
Winpak Ltd.	7,545	231,657
		29,239,046
China-6.49%
Bairong, Inc.(a)(c)	83,700	105,957
China National Building Material Co. Ltd., H Shares	1,233,506	873,949
Chinasoft International Ltd.(a)(b)	718,121	537,470
Dongyue Group Ltd.	490,063	630,369
JD.com, Inc., A Shares	563,662	9,304,078
Kuaishou Technology(c)	922,732	8,565,134
TUHU Car, Inc.(a)(c)	155,767	354,079
XPeng, Inc.(a)	487,536	5,678,668
		26,049,704
Colombia-0.03%
GeoPark Ltd.(b)	13,193	106,731
Denmark-0.63%
D/S Norden A/S	7,107	284,474
Per Aarsleff Holding A/S	5,390	612,943
Scandinavian Tobacco Group A/S(c)	13,290	176,456
Sydbank A/S	17,013	1,454,532
		2,528,405
Germany-4.87%
Bayerische Motoren Werke AG	96,319	8,993,333
CANCOM SE	5,968	169,996
Mercedes-Benz Group AG	159,699	10,375,941
		19,539,270
	Shares	Value
Hong Kong-0.03%
Skyworth Group Ltd.(a)	226,195	$114,606
Ireland-4.08%
AIB Group PLC	709,942	6,551,861
Bank of Ireland Group PLC	301,655	4,945,634
Greencore Group PLC	70,816	221,862
Kerry Group PLC, Class A	50,729	4,633,865
		16,353,222
Israel-0.29%
Airport City Ltd.(a)	14,971	296,306
Plus500 Ltd.	20,744	863,246
		1,159,552
Italy-7.42%
Ryanair Holdings PLC	333,758	10,118,322
UniCredit S.p.A.	264,902	19,641,504
		29,759,826
Japan-17.10%
Avex, Inc.	11,619	91,093
Canon Marketing Japan, Inc.	18,418	767,214
Cosmo Energy Holdings Co. Ltd.	43,314	989,445
Credit Saison Co. Ltd.	61,545	1,499,803
Elecom Co. Ltd.	20,494	239,742
ENEOS Holdings, Inc.	854,419	5,392,214
GungHo Online Entertainment, Inc.	17,099	289,261
Hogy Medical Co. Ltd.	5,756	199,881
Honda Motor Co. Ltd.	967,953	9,786,833
Idemitsu Kosan Co. Ltd.	312,526	2,174,005
Iriso Electronics Co. Ltd.(b)	6,796	136,473
Japan Lifeline Co. Ltd.	20,320	192,947
Japan Post Holdings Co. Ltd.	632,290	5,927,341
JTEKT Corp.	80,499	805,603
Kansai Paint Co. Ltd.	43,226	694,042
Kawasaki Kisen Kaisha Ltd.(b)	118,941	1,704,742
Keihan Holdings Co. Ltd.	35,478	719,019
Koito Manufacturing Co. Ltd.	80,818	1,203,827
K’s Holdings Corp.	54,045	535,955
Kureha Corp.	15,334	366,705
LY Corp.	868,893	2,554,169
Maxell Ltd.	15,671	227,246
Megachips Corp.(b)	5,718	299,806
Mitsubishi Motors Corp.(b)	266,895	650,635
Morinaga & Co. Ltd.	26,602	458,537
Nikon Corp.(b)	88,637	1,034,114
Nippon Ceramic Co. Ltd.	7,835	185,067
Nippon Electric Glass Co. Ltd.	27,356	921,319
Nippon Yusen K.K.(b)	144,287	4,984,490
Nissan Motor Co. Ltd.(a)(b)	789,803	1,805,924
OSG Corp.	30,317	439,702
Raito Kogyo Co. Ltd.	14,199	297,261
Ricoh Co. Ltd.	189,363	1,625,085
Sankyu, Inc.	18,372	938,412
Santen Pharmaceutical Co. Ltd.	106,887	1,047,629
Seino Holdings Co. Ltd.	53,589	757,588
Stanley Electric Co. Ltd.	41,892	823,145
Star Micronics Co. Ltd.	16,174	174,371
Suzuken Co. Ltd.	23,970	910,623
Systena Corp.	107,559	370,282
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Taisei Corp.	60,811	$4,426,270
Toho Gas Co. Ltd.	30,640	915,237
Tokyo Gas Co. Ltd.	113,446	3,982,718
TOPPAN Holdings, Inc.	88,108	2,155,701
Toyo Seikan Group Holdings Ltd.	41,807	938,912
TS Tech Co. Ltd.	32,514	385,486
TSI Holdings Co. Ltd.(b)	24,592	152,652
UACJ Corp.	44,380	573,277
Wacoal Holdings Corp.(b)	14,499	505,778
Wacom Co. Ltd.	36,316	197,187
Zuken, Inc.	5,091	157,447
		68,612,215
Luxembourg-0.13%
Aperam S.A.	14,590	509,106
Malaysia-0.10%
Hibiscus Petroleum Bhd.	213,200	72,793
Yinson Holdings Bhd.	572,800	324,107
		396,900
Mexico-0.18%
Corp. Inmobiliaria Vesta SAB de C.V.(b)	233,286	709,233
Netherlands-6.48%
ING Groep N.V.	773,641	19,343,553
Koninklijke Vopak N.V.	18,000	816,803
NN Group N.V.	83,119	5,695,890
TomTom N.V.(a)	19,520	117,709
		25,973,955
Philippines-0.06%
DigiPlus Interactive Corp.	670,434	237,931
Poland-0.05%
Inter Cars S.A.(b)	1,318	197,109
Romania-0.04%
MAS PLC(a)(b)	138,006	167,848
Singapore-5.22%
DBS Group Holdings Ltd.	505,768	20,942,492
South Africa-2.42%
Naspers Ltd.	138,378	9,721,929
South Korea-1.40%
CJ Logistics Corp.	3,183	183,783
Hanwha Corp.	9,962	666,301
Korea Zinc Co. Ltd.	3,792	2,746,779
Meritz Financial Group, Inc.	21,541	1,669,299
SFA Engineering Corp.	6,323	109,602
Shinsegae, Inc.	1,827	222,678
		5,598,442
Spain-0.45%
Grifols S.A.	89,197	1,157,360
Laboratorios Farmaceuticos Rovi S.A.	5,618	396,632
Neinor Homes S.A.(a)(c)	12,852	255,894
		1,809,886
Sweden-0.90%
Attendo AB(c)	45,714	388,183
Autoliv, Inc., SDR(b)	25,520	2,947,227
Truecaller AB, Class B(b)	88,297	263,410
		3,598,820
	Shares	Value
Switzerland-0.23%
Huber + Suhner AG	5,037	$924,808
United Kingdom-27.12%
Barclays PLC	2,513,378	13,482,358
Centrica PLC	913,279	2,152,664
Computacenter PLC	12,490	470,713
Drax Group PLC	66,608	631,362
Future PLC	17,173	138,489
HSBC Holdings PLC	1,426,381	19,970,843
IP Group PLC(a)	113,965	90,579
Johnson Matthey PLC	30,768	861,797
Lloyds Banking Group PLC	10,653,100	12,492,076
Mitie Group PLC	222,734	481,821
National Grid PLC	698,158	10,469,460
NatWest Group PLC	1,428,842	11,001,226
On the Beach Group PLC(c)	20,661	57,721
OSB Group PLC	69,414	492,061
Paragon Banking Group PLC	35,521	387,450
Pets at Home Group PLC	81,412	229,358
Serco Group PLC	175,956	587,227
Shell PLC	563,222	21,117,291
Standard Chartered PLC	331,651	6,808,664
Trainline PLC(a)(c)	69,410	229,151
Vodafone Group PLC	3,884,336	4,702,818
Wise PLC, Class A(a)	152,098	1,934,306
		108,789,435
United States-4.74%
Aegon Ltd.	428,330	3,268,578
BP PLC	2,690,111	15,762,662
		19,031,240
Total Common Stocks & Other Equity Interests (Cost $367,844,292)		399,957,906
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $20,462)	20,462	20,462
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $367,864,754)		399,978,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.37%
Invesco Private Government Fund, 4.13%(d)(e)(f)	2,631,740	2,631,740
Invesco Private Prime Fund, 4.30%(d)(e)(f)	6,856,333	6,858,390
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,490,255)		9,490,130
TOTAL INVESTMENTS IN SECURITIES-102.08% (Cost $377,355,009)		409,468,498
OTHER ASSETS LESS LIABILITIES-(2.08)%		(8,336,147)
NET ASSETS-100.00%		$401,132,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
October 31, 2025
Investment Abbreviations:
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $10,132,575, which represented 2.53% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$25,779,018	$(25,758,556)	$-	$-	$20,462	$9,963
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	978,498	44,952,575	(43,299,333)	-	-	2,631,740	120,526 *
Invesco Private Prime Fund	2,686,409	90,668,838	(86,497,909)	48	1,004	6,858,390	325,361 *
Total	$3,664,907	$161,400,431	$(155,555,798)	$48	$1,004	$9,510,592	$455,850

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco MSCI Global Climate 500 ETF (KLMT)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-1.63%
ANZ Group Holdings Ltd.	84,643	$2,028,430
BHP Group Ltd.	128,888	3,676,335
Coles Group Ltd.	76,906	1,109,775
Commonwealth Bank of Australia	30,428	3,416,003
CSL Ltd.	11,684	1,362,340
Goodman Group	63,215	1,364,163
Macquarie Group Ltd.	11,909	1,699,546
National Australia Bank Ltd.	67,090	1,913,765
Telstra Group Ltd.	363,974	1,163,461
Transurban Group(a)	161,229	1,526,316
Wesfarmers Ltd.	27,078	1,486,999
Westpac Banking Corp.	81,648	2,067,167
		22,814,300
Belgium-0.25%
Anheuser-Busch InBev S.A./N.V.	26,410	1,612,575
Groupe Bruxelles Lambert N.V.	22,108	1,945,699
		3,558,274
Brazil-0.51%
Itau Unibanco Holding S.A., Preference Shares	233,979	1,713,626
Itausa S.A., Preference Shares	692,302	1,497,696
MercadoLibre, Inc.(b)	774	1,801,299
NU Holdings Ltd., Class A(b)	72,077	1,161,160
Petroleo Brasileiro S.A.	158,100	925,087
		7,098,868
Canada-3.07%
Agnico Eagle Mines Ltd.	16,964	2,731,142
Bank of Montreal(a)	16,395	2,038,683
Bank of Nova Scotia (The)	30,834	2,024,351
Brookfield Corp.	47,887	2,207,488
Canadian Imperial Bank of Commerce	21,582	1,789,990
Canadian National Railway Co.	15,944	1,530,392
Canadian Pacific Kansas City Ltd.	23,116	1,665,131
Constellation Software, Inc.	447	1,177,542
Element Fleet Management Corp.	46,683	1,260,406
Enbridge, Inc.	48,155	2,247,680
Loblaw Cos. Ltd.	26,254	1,044,426
Manulife Financial Corp.	45,554	1,475,713
National Bank of Canada	12,880	1,440,457
Pembina Pipeline Corp.	33,638	1,273,834
Rogers Communications, Inc., Class B	49,142	1,925,136
Royal Bank of Canada	26,193	3,841,042
Shopify, Inc., Class A(b)	21,536	3,748,185
Sun Life Financial, Inc.	20,281	1,234,823
TC Energy Corp.	24,664	1,238,877
Thomson Reuters Corp.	7,063	1,082,978
Toronto-Dominion Bank (The)	32,381	2,661,382
Wheaton Precious Metals Corp.	22,306	2,156,334
WSP Global, Inc.	6,508	1,245,445
		43,041,437
China-2.46%
Alibaba Group Holding Ltd.	310,540	6,606,500
Bank of China Ltd., H Shares	3,104,357	1,757,450
BYD Co. Ltd., H Shares	90,637	1,170,781
	Shares	Value
China-(continued)
China Construction Bank Corp., H Shares	2,377,986	$2,353,806
China Merchants Bank Co. Ltd., H Shares	211,094	1,322,969
Industrial & Commercial Bank of China Ltd., H Shares	1,984,441	1,537,217
JD.com, Inc., A Shares	77,594	1,280,804
Meituan, B Shares(b)(c)	116,441	1,532,359
PDD Holdings, Inc., ADR(b)	13,686	1,845,831
Ping An Insurance (Group) Co. of China Ltd., H Shares	336,378	2,429,590
Tencent Holdings Ltd.	116,895	9,493,103
Trip.com Group Ltd.	19,274	1,356,051
Xiaomi Corp., B Shares(b)(c)	339,335	1,882,201
		34,568,662
Denmark-0.27%
DSV A/S	4,806	1,027,131
Novo Nordisk A/S, Class B	56,213	2,771,483
		3,798,614
France-2.30%
Air Liquide S.A.	10,087	1,954,853
AXA S.A.	36,937	1,604,794
BNP Paribas S.A.	20,242	1,570,014
Cie de Saint-Gobain S.A.	11,664	1,133,655
Cie Generale des Etablissements Michelin S.C.A.	29,375	939,659
Danone S.A.	22,840	2,019,866
ENGIE S.A.	57,192	1,340,836
EssilorLuxottica S.A.	6,573	2,410,395
Hermes International S.C.A.	660	1,635,341
Legrand S.A.	10,664	1,844,019
L’Oreal S.A.	5,015	2,095,632
LVMH Moet Hennessy Louis Vuitton SE	4,980	3,524,715
Orange S.A.	94,346	1,511,224
Publicis Groupe S.A.	10,674	1,071,285
Schneider Electric SE	11,085	3,162,697
TotalEnergies SE	40,404	2,526,019
Vinci S.A.	14,256	1,908,824
		32,253,828
Germany-2.22%
adidas AG	4,583	867,730
Allianz SE	7,600	3,058,106
Bayerische Motoren Werke AG	15,465	1,443,971
Deutsche Bank AG	45,551	1,632,929
Deutsche Boerse AG	6,192	1,570,173
Deutsche Post AG	26,836	1,234,676
Deutsche Telekom AG	74,591	2,313,578
GEA Group AG	18,618	1,333,494
Mercedes-Benz Group AG	28,892	1,877,167
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,846	1,763,172
Rheinmetall AG	1,001	1,970,397
SAP SE	18,354	4,779,793
Siemens AG	14,406	4,088,114
Siemens Energy AG, Class A(b)	14,452	1,802,929
Volkswagen AG, Preference Shares	12,777	1,332,346
		31,068,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
October 31, 2025
	Shares	Value
Greece-0.10%
Piraeus Financial Holdings S.A.(b)	182,249	$1,425,319
Hong Kong-0.44%
AIA Group Ltd.	295,080	2,870,736
Hong Kong Exchanges & Clearing Ltd.	35,175	1,916,733
MTR Corp. Ltd.(a)	386,695	1,418,363
		6,205,832
India-1.15%
Axis Bank Ltd.	84,717	1,175,661
Bharti Airtel Ltd.	82,521	1,910,872
HDFC Bank Ltd.	231,066	2,569,188
Hindustan Unilever Ltd.	43,941	1,220,340
ICICI Bank Ltd.	125,549	1,902,398
Infosys Ltd.	93,865	1,563,987
Mahindra & Mahindra Ltd.	33,610	1,319,800
Power Grid Corp. of India Ltd.	339,988	1,103,086
Reliance Industries Ltd.	135,840	2,272,990
Tata Consultancy Services Ltd.	30,920	1,064,165
		16,102,487
Ireland-0.08%
Flutter Entertainment PLC(a)(b)	4,669	1,085,963
Italy-0.50%
Ferrari N.V.	2,446	980,845
Intesa Sanpaolo S.p.A.	411,871	2,658,222
Terna S.p.A.	140,201	1,439,566
UniCredit S.p.A.	26,584	1,971,105
		7,049,738
Japan-5.02%
Advantest Corp.	18,250	2,733,837
Bridgestone Corp.	29,628	1,293,876
Canon, Inc.(a)	39,372	1,131,082
Daiichi Sankyo Co. Ltd.	41,157	983,514
Daikin Industries Ltd.	8,582	997,413
Daiwa House Industry Co. Ltd.	39,059	1,325,669
Denso Corp.	97,797	1,366,887
FANUC Corp.	36,679	1,224,468
Fast Retailing Co. Ltd.	4,752	1,745,177
FUJIFILM Holdings Corp.	48,228	1,118,164
Fujitsu Ltd.	48,294	1,259,013
Hitachi Ltd.	88,602	3,027,635
Honda Motor Co. Ltd.	107,470	1,086,614
Hoya Corp.	7,697	1,250,686
Hulic Co. Ltd.(a)	121,694	1,257,714
KDDI Corp.	85,798	1,368,140
Keyence Corp.	3,983	1,478,758
Komatsu Ltd.	42,292	1,415,214
Kyocera Corp.	83,807	1,112,466
Mitsubishi Corp.	74,876	1,798,614
Mitsubishi Electric Corp.	54,019	1,534,288
Mitsubishi Heavy Industries Ltd.	65,486	1,977,707
Mitsubishi UFJ Financial Group, Inc.	209,839	3,170,809
Mizuho Financial Group, Inc.	53,874	1,805,180
Murata Manufacturing Co. Ltd.	78,836	1,700,383
NEC Corp.	40,312	1,464,657
Nintendo Co. Ltd.	22,069	1,882,935
NTT, Inc.	1,014,257	1,044,301
Recruit Holdings Co. Ltd.	28,707	1,424,030
Secom Co. Ltd.	30,976	1,047,512
	Shares	Value
Japan-(continued)
Sekisui House Ltd.	59,110	$1,268,674
Shin-Etsu Chemical Co. Ltd.	42,306	1,272,128
SMC Corp.	2,724	932,819
SoftBank Corp.	1,084,837	1,542,103
SoftBank Group Corp.	21,380	3,752,860
Sony Financial Group, Inc.(b)	112,275	113,255
Sony Group Corp.	112,275	3,127,929
Sumitomo Mitsui Financial Group, Inc.	74,551	2,019,100
Takeda Pharmaceutical Co. Ltd.	64,969	1,753,977
Terumo Corp.	54,672	882,772
Tokio Marine Holdings, Inc.	40,554	1,512,928
Tokyo Electron Ltd.	10,998	2,425,598
Toyota Motor Corp.	182,896	3,730,057
		70,360,943
Mexico-0.21%
Grupo Financiero Banorte S.A.B. de C.V., Class O	134,725	1,269,798
Southern Copper Corp.	12,285	1,705,158
		2,974,956
Netherlands-1.21%
ASML Holding N.V.	6,777	7,175,027
Heineken N.V.	12,871	997,972
ING Groep N.V.	63,648	1,591,408
Koninklijke Ahold Delhaize N.V.	28,242	1,157,214
Koninklijke KPN N.V.	255,684	1,184,760
NXP Semiconductors N.V.	7,009	1,465,722
Prosus N.V.(b)	24,187	1,674,017
Universal Music Group N.V.	32,429	870,980
Wolters Kluwer N.V.	7,225	886,872
		17,003,972
New Zealand-0.09%
Meridian Energy Ltd.	362,060	1,226,565
Norway-0.08%
Orkla ASA	106,872	1,086,745
Singapore-0.77%
CapitaLand Ascendas REIT(a)	750,886	1,625,880
CapitaLand Integrated Commercial Trust	830,312	1,509,674
DBS Group Holdings Ltd.	54,681	2,264,193
Oversea-Chinese Banking Corp. Ltd.	126,176	1,650,749
Sea Ltd., ADR(b)	7,222	1,128,438
Singapore Telecommunications Ltd.	400,170	1,306,326
United Overseas Bank Ltd.	50,755	1,350,110
		10,835,370
South Africa-0.29%
FirstRand Ltd.	279,555	1,327,122
Naspers Ltd.	19,351	1,359,530
Standard Bank Group Ltd.	95,684	1,407,425
		4,094,077
South Korea-0.80%
Samsung Electronics Co. Ltd.	93,441	7,033,885
SK hynix, Inc.	10,921	4,249,290
		11,283,175
Spain-0.97%
Amadeus IT Group S.A.	16,839	1,288,917
Banco Bilbao Vizcaya Argentaria S.A.	115,534	2,330,689
Banco Santander S.A.(a)	289,764	2,956,723
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
October 31, 2025
	Shares	Value
Spain-(continued)
Iberdrola S.A.	158,829	$3,223,198
Industria de Diseno Textil S.A.(a)	27,194	1,503,684
Redeia Corp. S.A.	69,625	1,255,066
Telefonica S.A.	209,961	1,066,181
		13,624,458
Sweden-0.75%
Assa Abloy AB, Class B	46,810	1,765,455
Atlas Copco AB, Class A	115,389	1,935,044
Investor AB, Class B	48,228	1,589,293
Sandvik AB	61,666	1,866,270
Spotify Technology S.A.(b)	2,730	1,789,024
Volvo AB, Class B	56,779	1,556,733
		10,501,819
Switzerland-1.93%
ABB Ltd.	41,116	3,064,490
Chocoladefabriken Lindt & Spruengli AG, PC	82	1,263,673
Cie Financiere Richemont S.A.	10,662	2,114,259
Givaudan S.A.	311	1,277,232
Lonza Group AG	1,647	1,140,139
Nestle S.A.	48,392	4,635,301
Roche Holding AG	12,212	3,965,572
Schindler Holding AG, PC	3,057	1,091,617
Sika AG	6,792	1,334,466
TE Connectivity PLC	10,564	2,609,414
UBS Group AG(b)	63,397	2,431,951
Zurich Insurance Group AG	3,065	2,136,931
		27,065,045
Taiwan-2.63%
Cathay Financial Holding Co. Ltd.	652,116	1,353,331
CTBC Financial Holding Co. Ltd.	823,000	1,117,702
E.Sun Financial Holding Co. Ltd.	1,332,356	1,286,984
First Financial Holding Co. Ltd.	1,585,775	1,470,902
Fubon Financial Holding Co. Ltd.	524,978	1,553,708
Hon Hai Precision Industry Co. Ltd.	299,700	2,492,721
MediaTek, Inc.	31,213	1,323,726
Mega Financial Holding Co. Ltd.	1,040,000	1,367,283
SinoPac Financial Holdings Co. Ltd.	1,694,255	1,410,287
Taiwan Cooperative Financial Holding Co. Ltd.	1,875,574	1,449,530
Taiwan Semiconductor Manufacturing Co. Ltd.	395,148	19,109,233
TS Financial Holding Co. Ltd.	2,560,511	1,555,525
Yuanta Financial Holding Co. Ltd.	1,309,379	1,466,040
		36,956,972
United Kingdom-3.16%
3i Group PLC	25,781	1,492,134
AstraZeneca PLC	27,552	4,545,187
Aviva PLC	176,497	1,551,462
Barclays PLC	297,178	1,594,134
Coca-Cola Europacific Partners PLC	12,986	1,153,546
Compass Group PLC	46,734	1,547,065
Diageo PLC	54,150	1,245,688
Haleon PLC	302,874	1,408,596
HSBC Holdings PLC	300,056	4,201,101
Informa PLC	102,708	1,307,964
Lloyds Banking Group PLC	1,184,482	1,388,951
	Shares	Value
United Kingdom-(continued)
London Stock Exchange Group PLC	13,580	$1,692,620
National Grid PLC	133,875	2,007,567
NatWest Group PLC	190,605	1,467,544
Reckitt Benckiser Group PLC	19,479	1,490,102
RELX PLC	44,045	1,946,854
Rolls-Royce Holdings PLC	172,591	2,656,275
Segro PLC	123,296	1,131,540
Shell PLC	91,430	3,428,051
Smiths Group PLC	40,241	1,332,696
SSE PLC	55,761	1,404,937
Tesco PLC	223,652	1,349,822
Unilever PLC	50,370	3,022,767
		44,366,603
United States-66.94%
3M Co.	11,219	1,867,963
Abbott Laboratories	31,103	3,844,953
AbbVie, Inc.	29,279	6,383,993
Accenture PLC, Class A	11,214	2,804,621
Adobe, Inc.(b)	7,393	2,515,912
Advanced Micro Devices, Inc.(b)	28,624	7,331,179
AECOM	10,160	1,364,996
Aflac, Inc.	11,114	1,191,310
Agilent Technologies, Inc.	8,812	1,289,724
Air Products and Chemicals, Inc.	3,524	854,887
Airbnb, Inc., Class A(b)	9,275	1,173,659
Alcon AG(a)	11,727	876,250
Allstate Corp. (The)	5,373	1,029,037
Alphabet, Inc., Class A	102,469	28,813,258
Alphabet, Inc., Class C	65,867	18,562,638
Amazon.com, Inc.(b)	148,635	36,299,640
American Express Co.	11,201	4,040,537
American International Group, Inc.	13,991	1,104,729
American Tower Corp.	9,549	1,709,080
American Water Works Co., Inc.	7,876	1,011,515
Ameriprise Financial, Inc.	2,288	1,035,938
AMETEK, Inc.	6,795	1,373,337
Amgen, Inc.	9,967	2,974,452
Amphenol Corp., Class A	23,145	3,225,024
Analog Devices, Inc.	10,762	2,519,707
Aon PLC, Class A	4,534	1,544,643
Apollo Global Management, Inc.	9,342	1,161,304
Apple, Inc.	233,943	63,251,169
Applied Materials, Inc.	17,569	4,095,334
AppLovin Corp., Class A(b)	4,038	2,573,539
Ares Management Corp., Class A	6,555	974,794
Arista Networks, Inc.(b)	20,045	3,160,896
Arthur J. Gallagher & Co.	4,971	1,240,215
AT&T, Inc.	133,424	3,302,244
Autodesk, Inc.(b)	5,305	1,598,609
Automatic Data Processing, Inc.	7,692	2,002,228
AutoZone, Inc.(b)	313	1,150,097
AvalonBay Communities, Inc.	6,820	1,186,134
Avery Dennison Corp.	6,513	1,139,059
Axon Enterprise, Inc.(b)	1,628	1,192,070
Baker Hughes Co., Class A	32,473	1,572,018
Bank of America Corp.	118,435	6,330,351
Bank of New York Mellon Corp. (The)	16,669	1,799,085
Becton, Dickinson and Co.	8,139	1,454,521
BlackRock, Inc.	2,555	2,766,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
October 31, 2025
	Shares	Value
United States-(continued)
Blackstone, Inc., Class A	13,647	$2,001,196
Block, Inc., Class A(b)	14,620	1,110,243
Booking Holdings, Inc.	591	3,000,944
Boston Scientific Corp.(b)	31,219	3,144,378
BP PLC	359,217	2,104,826
Bristol-Myers Squibb Co.	39,757	1,831,605
Broadcom, Inc.	69,992	25,871,143
Cadence Design Systems, Inc.(b)	5,311	1,798,783
Capital One Financial Corp.	12,214	2,686,958
Cardinal Health, Inc.	7,420	1,415,513
Carrier Global Corp.	20,641	1,227,933
Carvana Co.(b)	2,318	710,560
Caterpillar, Inc.	8,413	4,856,488
CBRE Group, Inc., Class A(b)	8,441	1,286,662
Cencora, Inc.	5,162	1,743,775
Charles Schwab Corp. (The)	28,543	2,697,884
Cheniere Energy, Inc.	5,218	1,106,216
Chevron Corp.	37,546	5,921,755
Chipotle Mexican Grill, Inc.(b)	28,825	913,464
Chubb Ltd.	7,089	1,963,228
Church & Dwight Co., Inc.	11,564	1,014,047
Cigna Group (The)	4,978	1,216,673
Cintas Corp.	7,408	1,357,664
Cisco Systems, Inc.	71,599	5,234,603
Citigroup, Inc.	33,701	3,411,552
Cloudflare, Inc., Class A(b)	6,629	1,679,126
CME Group, Inc., Class A	7,113	1,888,430
Coca-Cola Co. (The)	74,905	5,160,954
Cognizant Technology Solutions Corp., Class A	16,962	1,236,191
Coinbase Global, Inc., Class A(b)	3,715	1,277,143
Colgate-Palmolive Co.	20,821	1,604,258
Comcast Corp., Class A	68,464	1,905,695
ConocoPhillips	30,287	2,691,303
Consolidated Edison, Inc.	13,692	1,333,738
Constellation Energy Corp.	5,445	2,052,765
Copart, Inc.(b)	19,384	833,706
Corning, Inc.	24,823	2,211,233
Corteva, Inc.	17,822	1,094,984
Costco Wholesale Corp.	6,987	6,368,301
Coterra Energy, Inc.	44,496	1,052,775
CRH PLC	12,729	1,516,024
CrowdStrike Holdings, Inc., Class A(b)	4,370	2,372,954
Crown Castle, Inc.	10,525	949,566
CSX Corp.	49,201	1,772,220
Cummins, Inc.	4,319	1,890,340
CVS Health Corp.	23,769	1,857,547
Danaher Corp.	11,180	2,407,948
Deere & Co.	4,758	2,196,436
Devon Energy Corp.	39,297	1,276,760
Diamondback Energy, Inc.	11,741	1,681,194
Digital Realty Trust, Inc.	7,357	1,253,706
DoorDash, Inc., Class A(b)	6,939	1,765,073
Dover Corp.	8,490	1,540,595
DuPont de Nemours, Inc.	16,355	1,335,386
Eaton Corp. PLC	8,074	3,080,715
eBay, Inc.	13,375	1,087,521
Ecolab, Inc.	6,950	1,781,980
Edwards Lifesciences Corp.(b)	13,668	1,126,927
Elevance Health, Inc.	4,929	1,563,479
	Shares	Value
United States-(continued)
Eli Lilly and Co.	12,664	$10,927,259
Emerson Electric Co.	14,504	2,024,323
EOG Resources, Inc.	15,949	1,688,042
Equifax, Inc.	3,638	767,982
Equinix, Inc.	2,051	1,735,167
Equity Residential	16,871	1,002,812
Exelon Corp.	29,632	1,366,628
Experian PLC	28,620	1,335,139
Exxon Mobil Corp.	71,379	8,162,902
Fair Isaac Corp.(b)	477	791,596
Fastenal Co.	24,867	1,023,277
FedEx Corp.	3,871	982,537
Ferrovial SE	23,849	1,465,447
Fidelity National Information Services, Inc.	11,157	697,536
Fiserv, Inc.(b)	11,985	799,280
Ford Motor Co.	101,388	1,331,224
Fortinet, Inc.(b)	12,681	1,096,019
Freeport-McMoRan, Inc.	57,620	2,402,754
Gartner, Inc.(b)	2,580	640,717
GE HealthCare Technologies, Inc.	12,544	940,173
GE Vernova, Inc.	4,779	2,796,384
General Electric Co.	18,191	5,620,109
General Mills, Inc.	29,028	1,352,995
General Motors Co.	22,526	1,556,321
Gilead Sciences, Inc.	23,062	2,762,597
Goldman Sachs Group, Inc. (The)	5,405	4,266,545
GSK PLC	100,116	2,344,330
HCA Healthcare, Inc.	3,316	1,524,299
HEICO Corp., Class A	5,014	1,242,118
Hilton Worldwide Holdings, Inc.	7,087	1,821,076
Home Depot, Inc. (The)	16,974	6,443,161
Howmet Aerospace, Inc.	9,214	1,897,623
HP, Inc.	37,540	1,038,732
Illinois Tool Works, Inc.	6,039	1,473,033
Ingersoll Rand, Inc.	17,197	1,312,647
Intel Corp.(b)	76,110	3,043,639
Intercontinental Exchange, Inc.	10,636	1,555,940
International Business Machines Corp.	15,275	4,695,688
Intuit, Inc.	4,971	3,318,391
Intuitive Surgical, Inc.(b)	6,036	3,224,914
IQVIA Holdings, Inc.(b)	7,510	1,625,615
Iron Mountain, Inc.	8,872	913,372
Johnson & Johnson	42,516	8,029,997
Johnson Controls International PLC	15,058	1,722,485
JPMorgan Chase & Co.	44,260	13,770,171
Kenvue, Inc.	47,180	677,977
Keurig Dr Pepper, Inc.	42,647	1,158,293
Kimberly-Clark Corp.	8,847	1,059,074
Kimco Realty Corp.	54,287	1,121,569
Kinder Morgan, Inc.	46,201	1,210,004
KKR & Co., Inc., Class A	12,421	1,469,777
KLA Corp.	2,835	3,426,778
Lam Research Corp.	28,542	4,494,223
Linde PLC	8,670	3,626,661
Lowe’s Cos., Inc.	9,339	2,223,896
Marriott International, Inc., Class A	6,171	1,608,039
Marsh & McLennan Cos., Inc.	10,912	1,943,973
Marvell Technology, Inc.	19,658	1,842,741
Mastercard, Inc., Class A	13,824	7,630,710
McDonald’s Corp.	12,987	3,875,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
October 31, 2025
	Shares	Value
United States-(continued)
McKesson Corp.	2,546	$2,065,672
Medtronic PLC	23,822	2,160,655
Merck & Co., Inc.	45,529	3,914,583
Meta Platforms, Inc., Class A	34,592	22,427,723
MetLife, Inc.	13,570	1,083,157
Micron Technology, Inc.	19,857	4,443,401
Microsoft Corp.	110,395	57,163,635
Mondelez International, Inc., Class A	33,033	1,898,076
Moody’s Corp.	3,845	1,846,753
Morgan Stanley	21,065	3,454,660
Motorola Solutions, Inc.	3,282	1,334,822
Nasdaq, Inc.	17,070	1,459,314
Netflix, Inc.(b)	6,888	7,706,708
Newmont Corp.	29,289	2,371,530
NextEra Energy, Inc.	35,214	2,866,420
NIKE, Inc., Class B	24,310	1,570,183
Norfolk Southern Corp.	5,359	1,518,633
Novartis AG	36,135	4,483,270
NVIDIA Corp.	378,894	76,722,246
ONEOK, Inc.	18,233	1,221,611
Oracle Corp.	27,292	7,167,152
O’Reilly Automotive, Inc.(b)	16,108	1,521,240
Otis Worldwide Corp.	14,228	1,319,789
PACCAR, Inc.	15,026	1,478,558
Palantir Technologies, Inc., Class A(b)	34,646	6,945,484
Palo Alto Networks, Inc.(b)	12,449	2,741,768
Parker-Hannifin Corp.	3,004	2,321,581
Paychex, Inc.	7,788	911,430
PayPal Holdings, Inc.(b)	19,395	1,343,492
PepsiCo, Inc.	28,470	4,159,182
Pfizer, Inc.	113,425	2,795,926
PNC Financial Services Group, Inc. (The)	8,124	1,483,036
PPG Industries, Inc.	13,337	1,303,692
Procter & Gamble Co. (The)	40,414	6,077,053
Progressive Corp. (The)	9,721	2,002,526
Prologis, Inc.	19,466	2,415,536
Prudential Financial, Inc.	10,842	1,127,568
Public Service Enterprise Group, Inc.	14,134	1,138,635
Public Storage	3,630	1,011,173
QUALCOMM, Inc.	20,753	3,754,218
Quanta Services, Inc.	3,421	1,536,474
Realty Income Corp.	24,638	1,428,511
Regency Centers Corp.	16,989	1,171,392
Regeneron Pharmaceuticals, Inc.	2,327	1,516,739
Republic Services, Inc.	5,966	1,242,360
Robinhood Markets, Inc., Class A(b)	14,511	2,129,925
Roper Technologies, Inc.	2,373	1,058,714
Ross Stores, Inc.	6,887	1,094,482
Royal Caribbean Cruises Ltd.	5,204	1,492,663
S&P Global, Inc.	6,264	3,051,883
Salesforce, Inc.	17,155	4,467,334
Sanofi S.A.	25,598	2,593,050
Sempra	17,144	1,576,219
ServiceNow, Inc.(b)	3,690	3,392,143
Sherwin-Williams Co. (The)	4,519	1,558,784
Simon Property Group, Inc.	8,892	1,562,858
SLB Ltd.	42,341	1,526,816
Snowflake, Inc., Class A(b)	6,588	1,810,909
Starbucks Corp.	21,412	1,731,588
Strategy, Inc., Class A(b)	4,220	1,137,332
	Shares	Value
United States-(continued)
Stryker Corp.	5,947	$2,118,559
Swiss Re AG	7,319	1,339,794
Synopsys, Inc.(b)	3,384	1,535,727
Sysco Corp.	15,826	1,175,555
Target Corp.	10,585	981,441
Tesla, Inc.(b)	45,282	20,673,950
Texas Instruments, Inc.	15,801	2,551,229
Thermo Fisher Scientific, Inc.	7,127	4,043,789
TJX Cos., Inc. (The)	18,782	2,632,109
T-Mobile US, Inc.	9,273	1,947,794
Trane Technologies PLC	4,900	2,198,385
TransDigm Group, Inc.	1,359	1,778,265
Travelers Cos., Inc. (The)	4,795	1,288,033
Truist Financial Corp.	29,212	1,303,732
U.S. Bancorp	30,761	1,435,923
Uber Technologies, Inc.(b)	31,778	3,066,577
Union Pacific Corp.	11,489	2,531,831
United Parcel Service, Inc., Class B	12,780	1,232,248
United Rentals, Inc.	1,489	1,297,187
UnitedHealth Group, Inc.	14,840	5,068,750
Ventas, Inc.	17,437	1,286,676
Verizon Communications, Inc.	76,955	3,058,192
Vertex Pharmaceuticals, Inc.(b)	4,487	1,909,533
VICI Properties, Inc.	34,332	1,029,617
Visa, Inc., Class A	28,580	9,738,349
W.W. Grainger, Inc.	998	977,042
Wabtec Corp.	5,409	1,105,816
Walmart, Inc.	72,653	7,351,031
Walt Disney Co. (The)	31,789	3,580,077
Waste Management, Inc.	8,671	1,732,206
Wells Fargo & Co.	53,086	4,616,889
Welltower, Inc.	14,922	2,701,479
Weyerhaeuser Co.	37,113	853,599
Williams Cos., Inc. (The)	27,075	1,566,830
Willis Towers Watson PLC	3,521	1,102,425
Workday, Inc., Class A(b)	4,974	1,193,362
Yum! Brands, Inc.	7,734	1,068,916
Zoetis, Inc.	8,173	1,177,648
		939,133,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,140,357,345)		1,400,586,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.05%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,071,183	4,071,183
Invesco Private Prime Fund, 4.30%(d)(e)(f)	10,601,707	10,604,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,676,180)		14,676,071
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $1,155,033,525)		1,415,262,216
OTHER ASSETS LESS LIABILITIES-(0.88)%		(12,316,362)
NET ASSETS-100.00%		$1,402,945,854
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
October 31, 2025
Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $3,414,560, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,973,306	$33,731,674	$(35,704,980)	$-	$-	$-	$27,338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,184,555	112,703,516	(109,816,888)	-	-	4,071,183	236,429 *
Invesco Private Prime Fund	5,474,506	216,148,631	(211,018,405)	(109)	265	10,604,888	637,749 *
Total	$8,632,367	$362,583,821	$(356,540,273)	$(109)	$265	$14,676,071	$901,516

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco MSCI Global Timber ETF (CUT)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Austria-3.34%
Mondi PLC	121,911	$1,362,859
Brazil-6.40%
Dexco S.A.	113,595	113,064
Klabin S.A.	224,947	753,562
Suzano S.A.	192,053	1,743,586
		2,610,212
Canada-5.15%
Canfor Corp.(a)	16,449	143,576
Cascades, Inc.	21,040	166,830
Interfor Corp.(a)	18,111	102,243
Resolute Forest Products, Inc.(a)(b)	13,637	0
Stella-Jones, Inc.	13,754	781,470
West Fraser Timber Co. Ltd.	14,858	907,715
		2,101,834
Chile-1.10%
Empresas CMPC S.A.	311,257	449,691
China-1.33%
Lee & Man Paper Manufacturing Ltd.	348,205	123,049
Nine Dragons Paper Holdings Ltd.(a)	454,052	325,160
Shandong Sun Paper Industry JSC Ltd., A Shares	46,700	93,359
		541,568
Finland-12.44%
Huhtamaki OYJ	26,781	901,235
Metsa Board OYJ(c)	44,835	152,296
Stora Enso OYJ, Class R(c)	160,851	1,875,495
UPM-Kymmene OYJ(c)	79,886	2,146,408
		5,075,434
India-1.27%
Aditya Birla Real Estate Ltd.	13,904	293,858
Century Plyboards (India) Ltd.	15,390	130,716
JK Paper Ltd.	21,273	95,134
		519,708
Indonesia-1.14%
PT Indah Kiat Pulp & Paper Tbk	680,173	304,197
PT Pabrik Kertas Tjiwi Kimia Tbk	387,844	162,399
		466,596
Japan-4.56%
Daio Paper Corp.(c)	23,399	123,374
Hokuetsu Corp.(c)	28,710	152,312
Nippon Paper Industries Co. Ltd.	27,365	204,804
Oji Holdings Corp.	210,024	1,060,030
Rengo Co. Ltd.	52,356	318,984
		1,859,504
Norway-0.43%
Elopak ASA	37,330	175,940
Portugal-0.97%
Altri SGPS S.A.(c)	16,837	95,626
Navigator Co. S.A. (The)(c)	58,903	204,238
Semapa-Sociedade de Investimento e Gestao(c)	4,544	94,922
		394,786
	Shares	Value
Russia-0.00%
Segezha Group PJSC(a)(b)(d)	1,310,077	$0
Saudi Arabia-0.39%
Middle East Paper Co.(a)	11,868	85,435
Saudi Paper Manufacturing Co.(a)	5,068	72,581
		158,016
South Africa-0.54%
Sappi Ltd.(c)	167,405	219,406
Spain-0.23%
Ence Energia y Celulosa S.A.(c)	30,351	92,820
Sweden-8.84%
Billerud AB(c)	62,200	576,033
Holmen AB, Class B(c)	21,029	795,251
Svenska Cellulosa AB S.C.A., Class B(c)	167,805	2,237,011
		3,608,295
Switzerland-2.32%
SIG Group AG(a)	84,455	946,624
Taiwan-0.83%
Cheng Loong Corp.	201,000	111,596
YFY, Inc.	277,000	228,434
		340,030
Thailand-0.50%
SCG Packaging PCL, NVDR	366,415	206,026
United States-47.98%
Amcor PLC	254,793	2,012,865
Avery Dennison Corp.	12,553	2,195,394
Graphic Packaging Holding Co.(c)	83,375	1,333,166
International Paper Co.	46,735	1,805,840
Louisiana-Pacific Corp.	17,306	1,507,526
Magnera Corp.(a)(c)	8,810	80,083
Packaging Corp. of America	11,358	2,223,442
PotlatchDeltic Corp.(c)	20,618	824,720
Rayonier, Inc.(c)	40,872	902,045
Sealed Air Corp.	40,608	1,360,774
Smurfit WestRock PLC	51,065	1,885,320
Sonoco Products Co.	27,231	1,104,762
Sylvamo Corp.	9,581	388,988
Weyerhaeuser Co.	84,881	1,952,263
		19,577,188
Total Common Stocks & Other Equity Interests (Cost $45,369,975)		40,706,537
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $23,493)	23,493	23,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $45,393,468)		40,730,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco MSCI Global Timber ETF (CUT)—(continued)
October 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.45%
Invesco Private Government Fund, 4.13%(e)(f)(g)	2,656,809	$2,656,809
Invesco Private Prime Fund, 4.30%(e)(f)(g)	6,910,907	6,912,980
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,569,933)		9,569,789
TOTAL INVESTMENTS IN SECURITIES-123.27% (Cost $54,963,401)		50,299,819
OTHER ASSETS LESS LIABILITIES-(23.27)%		(9,494,358)
NET ASSETS-100.00%		$40,805,461

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704	$4,677,670	$(4,654,881)	$-	$-	$23,493	$2,389
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,371	27,923,420	(27,634,982)	-	-	2,656,809	119,922 *
Invesco Private Prime Fund	6,192,193	61,548,571	(60,827,372)	(45)	(367)	6,912,980	321,086 *
Total	$8,561,268	$94,149,661	$(93,117,235)	$(45)	$(367)	$9,593,282	$443,397

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco MSCI Green Building ETF (GBLD)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Australia-2.96%
Abacus Group	8,926	$7,018
Centuria Office REIT(a)	7,661	5,917
Cromwell Property Group	34,518	10,505
Growthpoint Properties Australia Ltd.	5,149	8,631
Vicinity Ltd.	77,805	128,608
		160,679
Austria-0.38%
CA Immobilien Anlagen AG	745	20,736
Brazil-0.65%
ALLOS S.A.	7,619	35,300
Canada-1.73%
First Capital REIT	2,104	28,246
RioCan REIT(a)	2,875	38,514
SmartCentres REIT(a)	1,453	27,584
		94,344
China-0.26%
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	10,800	14,344
Finland-0.10%
Citycon OYJ(a)	1,601	5,444
France-11.41%
Carmila S.A.	1,267	23,129
Covivio S.A.	1,115	71,632
Gecina S.A.	920	85,612
Klepierre S.A.	4,304	164,705
Mercialys S.A.	1,876	22,921
Unibail-Rodamco-Westfield	2,435	252,126
		620,125
Hong Kong-4.20%
Fortune REIT	30,564	19,739
Hang Lung Group Ltd.	16,392	31,186
Hang Lung Properties Ltd.	39,900	44,421
Henderson Land Development Co. Ltd.	29,029	102,095
Hysan Development Co. Ltd.	12,000	24,856
Yuexiu REIT	50,253	5,880
		228,177
India-2.80%
Brookfield India Real Estate Trust(b)	6,677	25,798
Embassy Office Parks REIT	17,042	82,340
Mahindra Lifespace Developers Ltd.	2,130	9,263
Max Estates Ltd.(c)	1,098	5,783
Mindspace Business Parks REIT(b)	4,259	22,309
Nesco Ltd.	422	6,503
		151,996
Japan-24.40%
Activia Properties, Inc.	43	39,358
AEON REIT Investment Corp.	32	27,102
CRE Logistics REIT, Inc.	11	11,212
Daiwa House REIT Investment Corp.	88	75,861
Daiwa Office Investment Corp.	10	24,487
Frontier Real Estate Investment Corp.	49	28,792
Fukuoka REIT Corp.	14	17,175
Global One Real Estate Investment Corp.	20	18,395
	Shares	Value
Japan-(continued)
GLP J-Reit	91	$82,525
Hulic Reit, Inc.	26	28,948
Isetan Mitsukoshi Holdings Ltd.	6,479	101,718
Japan Excellent, Inc.(a)	22	21,006
Japan Logistics Fund, Inc.	50	32,386
Japan Metropolitan Fund Investment Corp.	144	111,434
Japan Prime Realty Investment Corp.	67	45,594
Japan Real Estate Investment Corp.	128	105,609
LaSalle Logiport REIT	36	34,871
Mirai Corp.(a)	39	12,221
Mitsubishi Estate Logistics REIT Investment Corp.	29	23,242
Mori Hills REIT Investment Corp.	29	27,518
Nippon Building Fund, Inc.(a)	156	144,034
Nippon Prologis REIT, Inc.	135	78,548
Nomura Real Estate Master Fund, Inc.	79	84,323
NTT UD REIT Investment Corp.(a)	28	24,803
ORIX JREIT, Inc.	105	71,098
Sekisui House Reit, Inc.(a)	83	42,733
SOSiLA Logistics REIT, Inc.	14	11,211
		1,326,204
Mauritius Island-0.20%
Lighthouse Properties PLC	22,952	10,688
Mexico-3.06%
Fibra Uno Administracion S.A. de C.V.(a)	57,060	82,923
Prologis Property Mexico S.A. de C.V.	20,910	83,622
		166,545
Netherlands-0.80%
Eurocommercial Properties N.V.	887	26,521
Wereldhave N.V.	788	16,760
		43,281
Romania-1.81%
NEPI Rockcastle N.V.(c)	12,163	98,667
Singapore-12.11%
CapitaLand Ascendas REIT	78,550	170,083
CapitaLand India Trust	18,894	17,558
CapitaLand Integrated Commercial Trust	117,321	213,313
City Developments Ltd.	10,011	55,612
Frasers Centrepoint Trust	26,304	47,292
Frasers Logistics & Commercial Trust(a)(b)	56,487	41,428
Keppel REIT	54,221	43,756
Lendlease Global Commercial REIT	34,180	16,806
Mapletree Pan Asia Commercial Trust	47,397	52,444
		658,292
South Africa-0.78%
Redefine Properties Ltd.	136,689	42,599
Spain-3.23%
Colonial SFL Socimi S.A.	5,640	35,736
Merlin Properties SOCIMI S.A.	7,920	123,546
Neinor Homes S.A.(b)(c)	809	16,108
		175,390
Sweden-1.26%
Atrium Ljungberg AB	5,126	18,468
Fabege AB	3,965	34,968
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco MSCI Green Building ETF (GBLD)—(continued)
October 31, 2025
	Shares	Value
Sweden-(continued)
FastPartner AB, Class A	1,098	$5,811
Platzer Fastigheter Holding AB, Class B	1,198	9,204
		68,451
Switzerland-4.22%
Swiss Prime Site AG	1,610	229,420
United Kingdom-3.71%
Berkeley Group Holdings PLC (The)	1,953	103,471
Crest Nicholson Holdings PLC(a)	4,602	10,007
Tritax Big Box REIT PLC	44,618	88,089
		201,567
United States-19.55%
American Assets Trust, Inc.	972	18,575
Beazer Homes USA, Inc.(c)	571	12,790
Brandywine Realty Trust	3,437	11,789
BXP, Inc.(a)	3,008	214,140
Cousins Properties, Inc.	3,356	87,021
Douglas Emmett, Inc.	3,345	43,284
Elme Communities	1,761	28,968
Empire State Realty Trust, Inc., Class A(a)	2,844	21,017
Highwoods Properties, Inc.	2,154	61,669
Hudson Pacific Properties, Inc.(c)	7,533	18,381
JBG SMITH Properties, (Acquired 04/20/2021 - 08/05/2025; Cost $35,308)(d)	1,459	28,436
KB Home	1,360	84,891
Kilroy Realty Corp.(a)	2,246	94,894
Meritage Homes Corp.	1,436	97,016
Paramount Group, Inc.(c)	3,504	22,916
Piedmont Realty Trust, Inc., Class A	2,485	20,029
SL Green Realty Corp.	1,419	72,866
Vornado Realty Trust	3,262	123,760
		1,062,442
Total Common Stocks & Other Equity Interests (Cost $5,925,914)		5,414,691
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(e)(f) (Cost $4,292)	4,292	$4,292
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $5,930,206)		5,418,983
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.33%
Invesco Private Government Fund, 4.13%(e)(f)(g)	186,081	186,081
Invesco Private Prime Fund, 4.30%(e)(f)(g)	484,351	484,496
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $670,583)		670,577
TOTAL INVESTMENTS IN SECURITIES-112.03% (Cost $6,600,789)		6,089,560
OTHER ASSETS LESS LIABILITIES-(12.03)%		(654,132)
NET ASSETS-100.00%		$5,435,428

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $105,643, which represented 1.94% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Restricted security. The value of this security at October 31, 2025 represented 0.52% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$541,868	$(537,576)	$-	$-	$4,292	$215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco MSCI Green Building ETF (GBLD)—(continued)
October 31, 2025
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$263,099	$4,318,839	$(4,395,857)	$-	$-	$186,081	$11,601 *
Invesco Private Prime Fund	686,794	9,403,560	(9,605,851)	2	(9)	484,496	31,228 *
Total	$949,893	$14,264,267	$(14,539,284)	$2	$(9)	$674,869	$43,044

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Australia-5.86%
AGL Energy Ltd.	113,680	$689,004
Ampol Ltd.(a)	51,867	1,042,548
ANZ Group Holdings Ltd.	256,919	6,156,945
APA Group	103,382	621,238
Aristocrat Leisure Ltd.	18,800	778,269
ASX Ltd.	2,369	87,456
Aurizon Holdings Ltd.	305,216	685,117
Bank of Queensland Ltd.(a)	23,592	105,912
Bendigo & Adelaide Bank Ltd.	51,658	427,542
BHP Group Ltd.	609,305	17,379,504
BlueScope Steel Ltd.	84,196	1,260,344
Brambles Ltd.	80,170	1,303,426
Coles Group Ltd.	105,633	1,524,314
Commonwealth Bank of Australia	67,364	7,562,629
Computershare Ltd.	20,173	482,182
Coronado Global Resources, Inc., CDI(b)	555,309	132,292
CSL Ltd.	16,478	1,921,314
Dexus	117,852	562,192
Downer EDI Ltd.	57,336	289,761
Dyno Nobel Ltd.	276,549	582,274
EBOS Group Ltd.	6,940	114,845
Endeavour Group Ltd.(a)	202,128	483,841
Evolution Mining Ltd.	45,041	318,906
Fortescue Ltd.	254,971	3,547,839
Glencore PLC(c)	3,090,681	14,807,822
Goodman Group	42,732	922,145
GPT Group (The)	172,479	606,158
Insurance Australia Group Ltd.	157,565	810,450
James Hardie Industries PLC, CDI(c)	18,497	389,769
JB Hi-Fi Ltd.	9,264	634,056
Lendlease Corp. Ltd.(a)	97,093	352,285
Macquarie Group Ltd.	19,659	2,805,556
Medibank Pvt. Ltd.	215,169	687,077
Metcash Ltd.	185,666	462,728
Mineral Resources Ltd.(c)	20,409	644,913
Mirvac Group	456,743	687,962
National Australia Bank Ltd.	180,554	5,150,363
Northern Star Resources Ltd.	53,085	856,446
Orica Ltd.	38,616	561,791
Origin Energy Ltd.	147,985	1,186,560
Orora Ltd.	42,870	56,422
Qantas Airways Ltd.	21,533	143,533
QBE Insurance Group Ltd.	100,681	1,306,993
Ramsay Health Care Ltd.	20,515	430,636
Rio Tinto Ltd.	55,928	4,858,623
Rio Tinto PLC	178,112	12,841,572
Santos Ltd.	387,333	1,600,595
Scentre Group	416,927	1,111,220
Sonic Healthcare Ltd.	51,008	706,360
South32 Ltd.	751,410	1,554,814
Stockland	236,685	979,071
Suncorp Group Ltd.	85,628	1,099,787
Telstra Group Ltd.	397,769	1,271,488
Transurban Group	142,946	1,353,235
Treasury Wine Estates Ltd.(a)	68,614	268,898
Vicinity Ltd.	385,035	636,445
Viva Energy Group Ltd.(b)	264,254	317,363
	Shares	Value
Australia-(continued)
Washington H Soul Pattinson & Co. Ltd.(a)	6,376	$156,750
Wesfarmers Ltd.	53,213	2,922,213
Westpac Banking Corp.	244,829	6,198,590
Whitehaven Coal Ltd.(a)	178,565	839,724
Woodside Energy Group Ltd.	253,923	4,117,141
Woolworths Group Ltd.	96,412	1,792,197
Worley Ltd.	73,844	689,998
		126,879,443
Austria-0.43%
ams-OSRAM AG(c)	41,626	577,434
ANDRITZ AG	1,443	109,246
BAWAG Group AG(b)(c)	7,235	936,246
Erste Group Bank AG	25,723	2,668,202
Mondi PLC	74,256	830,118
OMV AG	33,520	1,837,560
Raiffeisen Bank International AG	24,762	924,374
voestalpine AG	30,139	1,074,573
Wienerberger AG	14,366	427,023
		9,384,776
Belgium-0.64%
Ackermans & van Haaren N.V.	1,218	303,748
Ageas S.A./N.V.	18,021	1,194,228
Anheuser-Busch InBev S.A./N.V.	80,518	4,916,370
Cofinimmo S.A.	1,057	90,385
Colruyt Group N.V	1,775	66,379
Elia Group S.A./N.V.	766	92,449
Groupe Bruxelles Lambert N.V.	2,273	200,044
KBC Group N.V.	23,616	2,845,051
Proximus SADP(a)	50,537	434,685
Syensqo S.A.(a)	9,726	803,925
UCB S.A.	6,335	1,631,186
Umicore S.A.(a)	70,001	1,334,792
		13,913,242
Brazil-0.07%
Yara International ASA	44,168	1,611,089
Canada-8.63%
Agnico Eagle Mines Ltd.	18,210	2,931,743
Air Canada(c)	5,946	78,253
Algonquin Power & Utilities Corp.	118,770	663,718
Alimentation Couche-Tard, Inc.	74,474	3,788,678
Allied Properties REIT(a)	6,857	72,331
AltaGas Ltd.	32,491	954,683
ARC Resources Ltd.	52,310	965,821
ATCO Ltd., Class I	10,624	400,727
AtkinsRealis Group, Inc.	8,531	602,220
B2Gold Corp.(a)	174,215	763,430
Bank of Montreal(a)	54,346	6,757,809
Bank of Nova Scotia (The)	142,955	9,385,455
Barrick Mining Corp.	170,735	5,610,134
BCE, Inc.(a)	73,458	1,680,808
Bombardier, Inc., Class B(c)	3,313	463,368
Brookfield Corp.	131,572	6,065,186
Brookfield Renewable Corp.	2,930	126,974
CAE, Inc.(c)	15,091	424,140
Cameco Corp.	1,767	180,767
Canadian Apartment Properties REIT	16,277	448,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Canada-(continued)
Canadian Imperial Bank of Commerce	77,363	$6,416,411
Canadian National Railway Co.	29,668	2,847,696
Canadian Natural Resources Ltd.(a)	216,439	6,931,177
Canadian Pacific Kansas City Ltd.	35,071	2,526,293
Canadian Tire Corp. Ltd., Class A(a)	9,744	1,118,597
Capital Power Corp.	11,083	561,605
CCL Industries, Inc., Class B	7,280	406,514
Celestica, Inc.(c)	5,032	1,734,148
Cenovus Energy, Inc.	223,513	3,780,650
CGI, Inc., Class A	12,807	1,115,671
Constellation Software, Inc.	219	576,917
Dollarama, Inc.	4,368	568,340
Element Fleet Management Corp.	19,640	530,265
Emera, Inc.(a)	26,388	1,255,791
Empire Co. Ltd., Class A	17,147	583,131
Enbridge, Inc.	202,253	9,440,350
Fairfax Financial Holdings Ltd.	1,546	2,512,494
Finning International, Inc.	17,104	925,910
First Capital REIT	5,956	79,957
Fortis, Inc.	41,866	2,106,522
Franco-Nevada Corp.	4,165	778,781
George Weston Ltd.	17,286	1,052,100
Gibson Energy, Inc.(a)	6,035	102,985
Gildan Activewear, Inc.	11,596	676,899
Great-West Lifeco, Inc.	22,975	974,980
H&R REIT(a)	37,723	301,267
Hydro One Ltd.(b)	20,340	750,946
iA Financial Corp., Inc.	8,048	950,952
Imperial Oil Ltd.	19,928	1,764,314
Intact Financial Corp.	8,070	1,506,872
Keyera Corp.	21,137	624,689
Kinross Gold Corp.	79,155	1,842,798
Linamar Corp.	7,811	423,399
Loblaw Cos. Ltd.	45,559	1,812,410
Magna International, Inc.	85,496	4,043,082
Manulife Financial Corp.	154,018	4,989,385
MEG Energy Corp.	33,524	710,126
Methanex Corp.	10,863	427,961
Metro, Inc.	19,014	1,268,686
National Bank of Canada	22,427	2,508,162
Northland Power, Inc.(a)	29,966	548,142
Nutrien Ltd.(a)	96,986	5,287,628
Onex Corp.	5,200	452,771
Open Text Corp.	25,524	980,228
Pan American Silver Corp.	12,672	446,774
Pembina Pipeline Corp.	54,335	2,057,606
Power Corp. of Canada	60,087	2,817,483
Quebecor, Inc., Class B	11,422	364,715
RB Global, Inc.	3,385	336,193
Restaurant Brands International, Inc.	14,135	929,320
RioCan REIT(a)	41,456	555,350
Rogers Communications, Inc., Class B	41,364	1,620,433
Royal Bank of Canada	92,018	13,493,872
Saputo, Inc.	31,465	761,053
Shopify, Inc., Class A(c)	8,084	1,406,962
SmartCentres REIT(a)	4,168	79,127
South Bow Corp.	5,943	154,306
SSR Mining, Inc.(c)	17,321	391,999
Stantec, Inc.	884	97,993
Sun Life Financial, Inc.	44,751	2,724,696
	Shares	Value
Canada-(continued)
Suncor Energy, Inc.	191,379	$7,628,389
TC Energy Corp.	82,718	4,154,939
Teck Resources Ltd., Class B	63,397	2,722,476
TELUS Corp.	66,437	972,503
TFI International, Inc.	6,140	552,322
Thomson Reuters Corp.	4,282	656,564
TMX Group Ltd.	3,217	118,771
Toromont Industries Ltd.	4,395	528,567
Toronto-Dominion Bank (The)	149,980	12,326,801
Tourmaline Oil Corp.	31,427	1,383,672
Vermilion Energy, Inc.	49,548	370,951
West Fraser Timber Co. Ltd.	16,684	1,019,270
Wheaton Precious Metals Corp.(a)	9,321	901,067
Whitecap Resources, Inc.(a)	158,588	1,181,643
WSP Global, Inc.	4,343	831,126
		186,749,253
Chile-0.09%
Antofagasta PLC	24,861	912,563
Lundin Mining Corp.	62,253	1,002,339
		1,914,902
China-0.21%
BOC Hong Kong (Holdings) Ltd.	75,692	371,850
China Gas Holdings Ltd.(a)	406,600	418,118
GCL Technology Holdings Ltd.(a)(c)	2,210,000	386,247
JOYY, Inc., ADR	9,655	572,638
Kingboard Holdings Ltd.	79,000	282,984
Lenovo Group Ltd.	438,369	639,379
Sino Biopharmaceutical Ltd.	576,000	524,585
SITC International Holdings Co. Ltd.	175,937	649,012
Wilmar International Ltd.(a)	263,347	632,924
Xinyi Glass Holdings Ltd.(a)	77,078	90,126
		4,567,863
Colombia-0.02%
Parex Resources, Inc.	28,969	370,912
Denmark-0.63%
Carlsberg A/S, Class B	7,854	924,811
Coloplast A/S, Class B	4,881	442,101
Danske Bank A/S	47,982	2,147,587
DSV A/S	8,992	1,921,756
Genmab A/S(c)	2,838	810,653
ISS A/S(a)	17,497	552,288
Jyske Bank A/S	1,029	121,122
Novo Nordisk A/S, Class B	74,125	3,654,603
Novonesis (Novozymes) B, Class B	7,521	450,105
Orsted A/S(b)(c)	27,337	490,296
Pandora A/S	3,083	413,131
Rockwool A/S	7,109	243,949
Tryg A/S	19,890	490,981
Vestas Wind Systems A/S	51,962	1,064,277
		13,727,660
Finland-1.31%
Elisa OYJ(a)	10,430	460,208
Fortum OYJ(a)	71,218	1,590,293
Huhtamaki OYJ	9,486	319,223
Kesko OYJ, Class B	33,243	702,192
Kone OYJ, Class B	20,297	1,357,930
Konecranes OYJ	1,506	148,854
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Finland-(continued)
Mandatum OYJ	18,857	$135,429
Metso OYJ(a)	37,767	620,174
Neste OYJ	117,852	2,445,258
Nokia OYJ	880,929	6,017,166
Nordea Bank Abp	367,789	6,300,162
Orion OYJ, Class B	6,101	426,624
Outokumpu OYJ(a)	138,163	595,054
Sampo OYJ	183,400	2,046,987
Stora Enso OYJ, Class R(a)	119,413	1,392,335
TietoEVRY OYJ(a)	19,686	423,098
UPM-Kymmene OYJ(a)	74,660	2,005,994
Valmet OYJ(a)	14,532	473,488
Wartsila OYJ Abp	28,935	947,943
		28,408,412
France-7.50%
Accor S.A.	10,699	545,021
Air France-KLM(c)	14,667	195,791
Air Liquide S.A.	25,892	5,017,851
Airbus SE	20,039	4,947,687
Alstom S.A.(c)	58,836	1,473,326
Amundi S.A.(b)	6,421	476,644
Arkema S.A.	13,550	805,446
AXA S.A.	165,742	7,200,956
Ayvens S.A.(b)	34,852	465,596
BNP Paribas S.A.	139,317	10,805,735
Bollore SE	76,184	424,792
Bouygues S.A.	36,537	1,651,431
Bureau Veritas S.A.	14,166	466,156
Capgemini SE	12,704	1,957,082
Carrefour S.A.	187,250	2,823,956
Cie de Saint-Gobain S.A.	43,043	4,183,463
Cie Generale des Etablissements Michelin S.C.A.	99,431	3,180,639
Clariane SE(c)	70,096	301,760
Covivio S.A.	6,874	441,614
Credit Agricole S.A.	139,297	2,517,885
Danone S.A.	49,854	4,408,861
Dassault Systemes SE	18,603	530,112
Edenred SE	1,793	51,608
Eiffage S.A.	13,528	1,666,858
Elis S.A.	16,061	447,887
Emeis S.A.(c)	26,140	432,152
ENGIE S.A.	242,081	5,675,458
EssilorLuxottica S.A.	12,390	4,543,555
Eurazeo SE	4,122	281,366
Forvia SE(c)	103,647	1,329,045
Gecina S.A.	6,433	598,631
Getlink SE	4,155	75,944
Hermes International S.C.A.	337	835,015
Kering S.A.	8,050	2,862,538
Klepierre S.A.	20,136	770,564
Legrand S.A.	12,664	2,189,859
L’Oreal S.A.	9,491	3,966,031
Louis Hachette Group	20,334	34,978
LVMH Moet Hennessy Louis Vuitton SE	10,899	7,714,029
Nexans S.A.	824	116,177
Orange S.A.	364,708	5,841,855
Pernod Ricard S.A.	16,797	1,647,321
Publicis Groupe S.A.	15,350	1,540,587
	Shares	Value
France-(continued)
Renault S.A.(a)	64,330	$2,503,176
Rexel S.A.	46,159	1,602,717
Rubis S.C.A.	12,533	455,710
Safran S.A.	9,138	3,251,269
Schneider Electric SE	22,551	6,434,099
SCOR SE	24,204	733,684
SEB S.A.(a)	4,335	240,195
Societe Generale S.A.	125,397	7,963,459
Sodexo S.A.(a)	8,699	482,315
Sopra Steria Group	318	49,562
SPIE S.A.	9,171	467,362
STMicroelectronics N.V.	65,734	1,622,503
Technip Energies N.V.	4,318	175,694
Teleperformance SE	7,948	568,319
Thales S.A.	4,657	1,329,744
TotalEnergies SE	401,474	25,099,765
Ubisoft Entertainment S.A.(c)	3,222	28,805
Unibail-Rodamco-Westfield	15,010	1,554,171
Valeo SE(a)	118,836	1,645,147
Veolia Environnement S.A.	74,769	2,474,225
Vinci S.A.	42,838	5,735,845
Vivendi SE	20,338	73,355
Wendel SE	857	80,547
Worldline S.A.(a)(b)(c)	101,553	275,692
		162,290,622
Germany-8.46%
adidas AG	10,380	1,965,315
Allianz SE	29,343	11,807,108
Aroundtown S.A.(c)	71,445	255,650
Aumovio SE(c)	14,457	622,398
Aurubis AG	6,816	889,912
BASF SE	193,275	9,549,376
Bayer AG	336,663	10,485,818
Bayerische Motoren Werke AG	93,344	8,715,556
Beiersdorf AG	4,095	434,711
BioNTech SE, ADR(a)(c)	21,192	2,202,061
Brenntag SE	15,324	852,221
Commerzbank AG	90,662	3,310,248
Continental AG	28,915	2,212,423
Daimler Truck Holding AG	58,314	2,340,525
Deutsche Bank AG	234,903	8,420,887
Deutsche Boerse AG	5,310	1,346,514
Deutsche Lufthansa AG	145,426	1,276,650
Deutsche Post AG	138,428	6,368,822
Deutsche Telekom AG	326,838	10,137,487
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	7,426	389,058
E.ON SE	235,323	4,384,400
Evonik Industries AG	55,110	924,778
Freenet AG	12,959	403,539
Fresenius Medical Care AG	35,493	1,908,085
Fresenius SE & Co. KGaA	65,996	3,802,715
FUCHS SE, Preference Shares(a)	8,310	372,494
GEA Group AG	10,265	735,219
Hannover Rueck SE	3,298	942,775
Hapag-Lloyd AG(a)(b)	1,369	197,101
Heidelberg Materials AG	13,812	3,244,705
HelloFresh SE(c)	5,903	47,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Germany-(continued)
Henkel AG & Co. KGaA, Preference Shares(a)	21,513	$1,745,175
HOCHTIEF AG	1,053	302,659
HUGO BOSS AG	1,006	44,691
Infineon Technologies AG	67,168	2,669,679
K+S AG	48,349	630,710
KION Group AG	12,134	863,335
Knorr-Bremse AG	4,792	446,486
LANXESS AG	25,590	610,209
LEG Immobilien SE	7,446	568,255
Mercedes-Benz Group AG	220,568	14,330,713
Merck KGaA	9,092	1,192,596
MTU Aero Engines AG	1,625	711,122
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	8,790	5,445,636
Porsche Automobil Holding SE, Preference Shares	36,836	1,465,591
ProSiebenSat.1 Media SE(a)	14,800	90,282
Puma SE	16,215	345,242
Rheinmetall AG	810	1,594,427
RWE AG	72,843	3,590,924
SAP SE	29,420	7,661,627
Schaeffler AG	50,102	407,025
Siemens AG	45,740	12,980,032
Siemens Energy AG, Class A(c)	38,949	4,859,002
Siemens Healthineers AG(b)	15,292	858,269
Symrise AG	6,383	528,578
TAG Immobilien AG	6,130	101,901
Talanx AG	4,938	602,116
thyssenkrupp AG	188,274	1,975,643
Tkms AG & Co. KGaA(c)	9,413	888,172
Traton SE(a)	8,424	270,961
TUI AG(c)	27,278	232,745
United Internet AG	3,326	102,818
Volkswagen AG, Preference Shares(a)	114,708	11,961,392
Vonovia SE	67,367	2,027,491
Wacker Chemie AG	624	49,281
Zalando SE(b)(c)	19,336	542,574
		183,243,828
Guatemala-0.02%
Millicom International Cellular S.A.	9,689	456,449
Hong Kong-1.43%
AIA Group Ltd.	781,107	7,599,133
CK Asset Holdings Ltd.	270,238	1,336,650
CK Hutchison Holdings Ltd.	372,417	2,469,150
CLP Holdings Ltd.	154,506	1,317,559
Hang Lung Group Ltd.	51,000	97,027
Hang Seng Bank Ltd.	60,722	1,183,522
Henderson Land Development Co. Ltd.	185,867	653,695
HKT Trust & HKT Ltd.	250,000	364,966
Hong Kong & China Gas Co. Ltd. (The)	823,425	766,160
Hong Kong Exchanges & Clearing Ltd.	23,378	1,273,898
Hongkong Land Holdings Ltd.	123,904	757,093
Kerry Properties Ltd.	81,500	205,375
Link REIT	301,176	1,568,076
MTR Corp. Ltd.(a)	150,590	552,351
New World Development Co. Ltd.(c)	811,075	750,599
Orient Overseas International Ltd.(a)	8,262	142,951
Pacific Basin Shipping Ltd.(a)	851,000	281,790
	Shares	Value
Hong Kong-(continued)
Power Assets Holdings Ltd.(a)	15,298	$97,164
Prudential PLC	213,484	2,969,495
Sino Land Co. Ltd.	264,000	327,854
Sun Hung Kai Properties Ltd.	173,426	2,109,936
Swire Pacific Ltd., Class A(a)	64,565	533,150
Swire Properties Ltd.	128,600	350,267
Techtronic Industries Co. Ltd.	84,834	989,295
WH Group Ltd.	1,492,300	1,435,164
Wharf Real Estate Investment Co. Ltd.	183,481	522,117
Yue Yuen Industrial Holdings Ltd.(a)	179,500	329,128
		30,983,565
Indonesia-0.03%
Golden Agri-Resources Ltd.	182,135	39,187
Jardine Matheson Holdings Ltd.	12,295	721,896
		761,083
Ireland-0.28%
AerCap Holdings N.V.	9,372	1,220,609
AIB Group PLC	142,083	1,311,245
Bank of Ireland Group PLC	80,298	1,316,486
Flutter Entertainment PLC(a)(c)	990	230,264
Glanbia PLC	21,366	362,127
Kerry Group PLC, Class A	10,647	972,555
Kingspan Group PLC	7,579	568,266
		5,981,552
Israel-0.50%
Bank Hapoalim B.M.	82,133	1,668,053
Bank Leumi le-Israel B.M.	95,168	1,934,051
Check Point Software Technologies Ltd.(c)	2,807	549,274
ICL Group Ltd.	112,132	735,478
Israel Discount Bank Ltd., Class A	93,976	940,403
Mizrahi Tefahot Bank Ltd.	10,728	698,419
Nice Ltd.(c)	3,062	418,227
Oil Refineries Ltd.	499,934	146,146
Teva Pharmaceutical Industries Ltd., ADR(c)	108,079	2,213,458
Tower Semiconductor Ltd.(c)	4,031	333,615
ZIM Integrated Shipping Services Ltd.(a)	75,092	1,154,915
		10,792,039
Italy-2.97%
A2A S.p.A.	233,810	682,150
Assicurazioni Generali S.p.A.(a)	108,626	4,187,281
Azimut Holding S.p.A.	2,859	112,043
Banca Monte dei Paschi di Siena S.p.A.	201,803	1,772,292
Banca Popolare di Sondrio S.p.A.	10,037	168,537
Banco BPM S.p.A.(a)	117,421	1,713,060
BPER Banca S.p.A.	101,400	1,216,599
Coca-Cola HBC AG(c)	12,740	578,183
Enel S.p.A.	1,010,670	10,237,449
Eni S.p.A.(a)	507,563	9,371,790
Ferrari N.V.	1,485	595,484
FinecoBank Banca Fineco S.p.A.	21,153	484,635
Hera S.p.A.	108,084	485,754
Intesa Sanpaolo S.p.A.	1,406,474	9,077,406
Italgas S.p.A.	18,088	190,051
Iveco Group N.V.	36,008	766,312
Leonardo S.p.A.	30,045	1,770,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Italy-(continued)
Moncler S.p.A.	7,656	$459,896
Nexi S.p.A.(a)(b)	70,736	373,466
Pirelli & C. S.p.A.(b)	17,992	126,475
Poste Italiane S.p.A.(b)	39,928	963,955
Prysmian S.p.A.	14,818	1,547,058
Ryanair Holdings PLC	29,172	884,388
Snam S.p.A.	178,370	1,101,598
Telecom Italia S.p.A.(c)	6,356,144	3,752,896
Terna S.p.A.	85,951	882,534
UniCredit S.p.A.	132,661	9,836,323
Unipol Assicurazioni S.p.A.	39,871	874,083
		64,211,764
Ivory Coast-0.01%
Endeavour Mining PLC	4,360	174,848
Japan-23.23%
Advantest Corp.	13,781	2,064,384
AEON Co. Ltd.	168,597	2,667,602
AGC, Inc.(a)	50,057	1,564,491
Air Water, Inc.	23,185	323,899
Aisin Corp.	137,642	2,474,337
Ajinomoto Co., Inc.	53,639	1,521,869
Alfresa Holdings Corp.	20,130	284,506
Alps Alpine Co. Ltd.	42,361	533,766
Amada Co. Ltd.	46,147	550,483
ANA Holdings, Inc.	35,429	664,254
Aozora Bank Ltd.	7,191	102,998
Asahi Group Holdings Ltd.(a)	183,957	1,984,100
Asahi Kasei Corp.	213,670	1,637,750
Astellas Pharma, Inc.	260,131	2,723,926
Bandai Namco Holdings, Inc.	34,846	1,084,878
Bridgestone Corp.	85,516	3,734,546
Brother Industries Ltd.	45,519	775,043
Canon, Inc.(a)	113,670	3,265,522
Central Japan Railway Co.	97,151	2,379,274
Chiba Bank Ltd. (The)(a)	53,964	526,755
Chubu Electric Power Co., Inc.	131,929	1,835,229
Chugai Pharmaceutical Co. Ltd.	22,382	1,024,739
Chugoku Electric Power Co., Inc. (The)(a)	89,617	498,744
Coca-Cola Bottlers Japan Holdings, Inc.(a)	26,864	430,058
COMSYS Holdings Corp.	15,857	400,016
Cosmo Energy Holdings Co. Ltd.	32,302	737,892
Credit Saison Co. Ltd.	5,845	142,438
CyberAgent, Inc.	10,449	104,196
Dai Nippon Printing Co. Ltd.	63,625	1,062,305
Daicel Corp.	37,663	324,172
Daifuku Co. Ltd.	19,369	617,642
Dai-ichi Life Holdings, Inc.	351,150	2,465,601
Daiichi Sankyo Co. Ltd.	84,987	2,030,905
Daikin Industries Ltd.	25,710	2,988,055
Daito Trust Construction Co. Ltd.	40,031	748,690
Daiwa House Industry Co. Ltd.	77,648	2,635,386
Daiwa House REIT Investment Corp.	105	90,516
Daiwa Securities Group, Inc.	122,855	945,824
Daiwabo Holdings Co. Ltd.	10,801	201,835
Denka Co. Ltd.(a)	19,034	276,346
Denso Corp.	334,615	4,676,839
Dentsu Group, Inc.(a)	29,851	591,406
DIC Corp.	12,502	294,253
Disco Corp.	1,716	570,058
	Shares	Value
Japan-(continued)
Dowa Holdings Co. Ltd.	8,734	$316,801
East Japan Railway Co.	102,476	2,503,871
Ebara Corp.	33,984	906,586
Eisai Co. Ltd.	42,929	1,275,473
Electric Power Development Co. Ltd.	34,737	660,438
ENEOS Holdings, Inc.	602,244	3,800,744
EXEO Group, Inc.	24,186	348,954
FANUC Corp.	65,891	2,199,663
Fast Retailing Co. Ltd.	4,260	1,564,490
Fuji Electric Co. Ltd.	14,510	1,036,694
Fuji Media Holdings, Inc.(a)	10,804	241,237
FUJIFILM Holdings Corp.	142,671	3,307,822
Fujikura Ltd.	15,018	2,045,793
Fujitsu Ltd.	139,332	3,632,352
Fukuoka Financial Group, Inc.	18,203	529,175
Furukawa Electric Co. Ltd.	12,757	903,336
GLP J-Reit	91	82,525
GS Yuasa Corp.	15,648	437,120
Hakuhodo DY Holdings, Inc.	8,319	60,237
Hankyu Hanshin Holdings, Inc.	23,184	622,805
Hanwa Co. Ltd.	3,677	153,424
Haseko Corp.	38,607	623,687
Hikari Tsushin, Inc.	462	122,421
Hino Motors Ltd.(c)	121,238	275,513
Hirose Electric Co. Ltd.	680	91,130
Hitachi Construction Machinery Co. Ltd.	16,534	538,324
Hitachi Ltd.	296,224	10,122,324
Honda Motor Co. Ltd.	1,106,841	11,191,110
Hoya Corp.	10,189	1,655,612
Hulic Co. Ltd.(a)	42,000	434,072
Ibiden Co. Ltd.	12,336	1,161,536
Idemitsu Kosan Co. Ltd.	217,482	1,512,856
IHI Corp.	93,203	1,930,373
Iida Group Holdings Co. Ltd.	24,400	373,780
INFRONEER Holdings, Inc.	36,265	388,650
Inpex Corp.(a)	183,303	3,383,539
Isetan Mitsukoshi Holdings Ltd.	32,330	507,571
Isuzu Motors Ltd.	114,745	1,408,456
ITOCHU Corp.	132,441	7,674,159
Iwatani Corp.(a)	34,830	362,736
J. Front Retailing Co. Ltd.	8,906	134,000
Japan Airlines Co. Ltd.	36,329	654,715
Japan Exchange Group, Inc.	38,209	426,227
Japan Metropolitan Fund Investment Corp.	566	437,998
Japan Post Bank Co. Ltd.	197,716	2,216,214
Japan Post Holdings Co. Ltd.	306,835	2,876,395
Japan Post Insurance Co. Ltd.	39,819	1,030,180
Japan Real Estate Investment Corp.	140	115,509
Japan Tobacco, Inc.(a)	105,215	3,666,252
JFE Holdings, Inc.(a)	192,558	2,207,544
JGC Holdings Corp.	45,112	456,448
JTEKT Corp.	65,637	656,870
Kajima Corp.	52,464	1,691,926
Kaneka Corp.	8,029	221,596
Kansai Electric Power Co., Inc. (The)	147,527	2,302,267
Kansai Paint Co. Ltd.	24,029	385,813
Kao Corp.	44,260	1,873,736
Kawasaki Heavy Industries Ltd.	18,464	1,479,063
Kawasaki Kisen Kaisha Ltd.(a)	44,751	641,401
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
KDDI Corp.	306,941	$4,894,498
Keio Corp.	2,786	66,101
Keyence Corp.	4,135	1,535,190
Kikkoman Corp.(a)	48,638	387,444
Kintetsu Group Holdings Co. Ltd.(a)	21,750	412,898
Kirin Holdings Co. Ltd.	119,295	1,678,212
Kobe Steel Ltd.	98,159	1,155,682
Koito Manufacturing Co. Ltd.	49,857	742,647
Komatsu Ltd.	115,498	3,864,900
Konami Group Corp.	3,304	550,429
Konica Minolta, Inc.	153,022	525,657
K’s Holdings Corp.	29,725	294,778
Kubota Corp.(a)	179,253	2,321,647
Kuraray Co. Ltd.	62,567	678,253
Kurita Water Industries Ltd.	10,437	395,536
Kyocera Corp.	204,591	2,715,770
Kyoto Financial Group, Inc.(a)	5,661	114,724
Kyowa Kirin Co. Ltd.	25,417	393,698
Kyushu Electric Power Co., Inc.	84,800	832,547
Kyushu Financial Group, Inc.(a)	10,727	61,502
Kyushu Railway Co.	16,155	409,851
Lion Corp.	8,245	81,275
Lixil Corp.	72,836	807,572
LY Corp.	234,978	690,734
Makita Corp.	26,008	786,537
Marubeni Corp.	208,237	5,119,464
Marui Group Co. Ltd.	4,222	81,000
MatsukiyoCocokara & Co.	32,366	586,604
Mazda Motor Corp.	329,073	2,268,404
Mebuki Financial Group, Inc.	96,458	602,076
Medipal Holdings Corp.	16,549	269,355
MEIJI Holdings Co. Ltd.	46,560	896,598
MINEBEA MITSUMI, Inc.	54,960	1,086,604
MISUMI Group, Inc.	30,428	474,574
Mitsubishi Chemical Group Corp.	296,760	1,550,703
Mitsubishi Corp.	486,190	11,678,881
Mitsubishi Electric Corp.	240,713	6,836,910
Mitsubishi Estate Co. Ltd.	105,681	2,240,379
Mitsubishi Gas Chemical Co., Inc.	36,719	679,586
Mitsubishi HC Capital, Inc.	105,907	828,772
Mitsubishi Heavy Industries Ltd.	181,686	5,487,001
Mitsubishi Materials Corp.	41,471	798,761
Mitsubishi Motors Corp.(a)	236,967	577,677
Mitsubishi UFJ Financial Group, Inc.	814,539	12,308,233
Mitsui & Co. Ltd.	330,228	8,123,744
Mitsui Chemicals, Inc.	42,285	998,661
Mitsui Fudosan Co. Ltd.	235,583	2,453,861
Mitsui Kinzoku Co. Ltd.	13,022	1,326,862
Mitsui OSK Lines Ltd.(a)	48,323	1,436,268
Mizuho Financial Group, Inc.	233,026	7,808,104
MS&AD Insurance Group Holdings, Inc.	112,500	2,319,955
Murata Manufacturing Co. Ltd.	183,724	3,962,673
Nabtesco Corp.	4,468	111,962
Nagase & Co. Ltd.	10,522	229,864
Nagoya Railroad Co. Ltd.(a)	24,042	263,089
NEC Corp.	112,243	4,078,127
Nexon Co. Ltd.	22,667	462,447
NGK Insulators Ltd.	47,439	800,656
NH Foods Ltd.	21,643	799,621
Nichirei Corp.	33,038	391,223
	Shares	Value
Japan-(continued)
Nidec Corp.	92,958	$1,131,403
Nikon Corp.(a)	71,933	839,231
Nintendo Co. Ltd.	46,893	4,000,927
Nippon Building Fund, Inc.(a)	539	497,656
Nippon Electric Glass Co. Ltd.	15,522	522,763
Nippon Express Holdings, Inc., Class H	53,000	1,127,993
Nippon Paint Holdings Co. Ltd.	63,685	405,246
Nippon Paper Industries Co. Ltd.	27,636	206,832
Nippon Prologis REIT, Inc.	123	71,566
Nippon Sanso Holdings Corp.	12,299	408,618
Nippon Steel Corp.(a)	1,051,213	4,334,679
Nippon Television Holdings, Inc.	8,833	214,387
Nippon Yusen K.K.(a)	77,987	2,694,113
Nissan Chemical Corp.	11,616	392,595
Nissan Motor Co. Ltd.(a)(c)	1,582,496	3,618,456
Nisshin Seifun Group, Inc.	40,118	453,716
Nissin Foods Holdings Co. Ltd.(a)	19,195	346,629
Nissui Corp.	47,440	330,633
Niterra Co. Ltd.(a)	22,497	923,226
Nitori Holdings Co. Ltd.	32,881	532,935
Nitto Denko Corp.	67,421	1,679,710
Nomura Holdings, Inc.	301,952	2,155,530
Nomura Real Estate Holdings, Inc.	21,453	122,559
Nomura Real Estate Master Fund, Inc.	358	382,120
Nomura Research Institute Ltd.	17,542	677,593
NSK Ltd.	111,742	563,270
NTN Corp.(a)	35,222	78,663
NTT, Inc.	4,786,130	4,927,901
Obayashi Corp.	83,525	1,413,534
Odakyu Electric Railway Co. Ltd.(a)	6,324	66,908
Oji Holdings Corp.	203,326	1,026,224
Olympus Corp.	81,425	1,002,453
Omron Corp.	32,380	903,231
Ono Pharmaceutical Co. Ltd.	71,569	873,698
Open House Group Co. Ltd.	2,291	110,289
Oriental Land Co. Ltd.	17,151	347,220
ORIX Corp.	116,546	2,851,972
Osaka Gas Co. Ltd.	55,806	1,756,555
Otsuka Corp.	21,107	417,436
Otsuka Holdings Co. Ltd.	47,242	2,572,017
Pan Pacific International Holdings Corp.	93,745	557,851
Panasonic Holdings Corp.	427,720	4,971,553
Persol Holdings Co. Ltd.	275,247	456,761
Rakuten Group, Inc.(c)	24,490	160,276
Recruit Holdings Co. Ltd.	50,805	2,520,216
Renesas Electronics Corp.	123,037	1,519,997
Rengo Co. Ltd.	47,666	290,410
Resona Holdings, Inc.	205,665	1,983,540
Resonac Holdings Corp.(a)	38,752	1,510,306
Ricoh Co. Ltd.	106,257	911,881
Rohm Co. Ltd.(a)	62,582	1,002,526
Ryohin Keikaku Co. Ltd.	27,880	573,679
Sankyu, Inc.	5,940	303,405
Santen Pharmaceutical Co. Ltd.	42,991	421,367
Sanwa Holdings Corp.	14,694	400,874
SBI Holdings, Inc.	21,964	981,857
SCREEN Holdings Co. Ltd.	5,283	500,995
Secom Co. Ltd.	34,304	1,160,054
Seibu Holdings, Inc.	4,726	166,169
Seiko Epson Corp.	58,165	737,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Seino Holdings Co. Ltd.(a)	22,522	$318,394
Sekisui Chemical Co. Ltd.	58,560	1,014,873
Sekisui House Ltd.(a)	97,981	2,102,960
Seven & i Holdings Co. Ltd.	309,384	3,936,709
SG Holdings Co. Ltd.(a)	64,202	590,266
Sharp Corp.(c)	65,510	363,787
Shimadzu Corp.	21,021	565,361
SHIMAMURA Co. Ltd.	5,165	333,105
Shimano, Inc.	6,486	679,754
Shimizu Corp.	78,814	1,058,311
Shin-Etsu Chemical Co. Ltd.	142,306	4,279,095
Shionogi & Co. Ltd.	73,297	1,229,821
Shiseido Co. Ltd.(a)	52,764	889,067
Shizuoka Financial Group, Inc.	43,890	591,305
SMC Corp.	4,212	1,442,377
SoftBank Corp.	2,589,705	3,681,282
SoftBank Group Corp.	88,615	15,554,708
Sojitz Corp.	43,063	1,142,889
Sompo Holdings, Inc.	74,192	2,261,844
Sony Financial Group, Inc.(c)	385,579	388,945
Sony Group Corp.	385,623	10,743,276
Stanley Electric Co. Ltd.	25,029	491,801
Subaru Corp.	133,821	2,847,807
SUMCO Corp.(a)	74,841	762,963
Sumitomo Chemical Co. Ltd.	532,849	1,567,842
Sumitomo Corp.	141,692	4,123,426
Sumitomo Electric Industries Ltd.	130,686	4,766,175
Sumitomo Forestry Co. Ltd.(a)	78,043	812,154
Sumitomo Heavy Industries Ltd.	23,620	631,743
Sumitomo Metal Mining Co. Ltd.(a)	55,733	1,823,814
Sumitomo Mitsui Financial Group, Inc.	358,103	9,698,674
Sumitomo Mitsui Trust Group, Inc.	63,646	1,748,761
Sumitomo Realty & Development Co. Ltd.	28,191	1,204,101
Sumitomo Rubber Industries Ltd.(a)	47,172	552,648
Suntory Beverage & Food Ltd.(a)	17,400	526,880
Suzuken Co. Ltd.	11,620	441,445
Suzuki Motor Corp.(a)	264,725	3,953,456
Sysmex Corp.	28,706	320,116
T&D Holdings, Inc.	43,348	931,254
Taiheiyo Cement Corp.	21,973	596,373
Taisei Corp.	20,359	1,481,877
Taiyo Yuden Co. Ltd.(a)	23,325	662,709
Takashimaya Co. Ltd.(a)	48,278	516,583
Takeda Pharmaceutical Co. Ltd.	245,924	6,639,246
TDK Corp.	180,346	3,152,170
Teijin Ltd.	32,515	284,560
Terumo Corp.	66,072	1,066,844
THK Co. Ltd.(a)	3,680	98,024
TIS, Inc.	16,594	571,881
Tobu Railway Co. Ltd.	22,505	363,089
Toho Gas Co. Ltd.	10,513	314,030
Tohoku Electric Power Co., Inc.	111,564	763,618
Tokai Carbon Co. Ltd.	10,531	70,570
Tokio Marine Holdings, Inc.	104,647	3,904,015
Tokyo Electric Power Co. Holdings, Inc.(c)	756,631	3,782,584
Tokyo Electron Ltd.	20,730	4,571,982
Tokyo Gas Co. Ltd.	56,475	1,982,652
Tokyo Tatemono Co. Ltd.(a)	23,081	431,082
Tokyu Corp.(a)	49,615	552,313
Tokyu Fudosan Holdings Corp.	83,596	673,915
	Shares	Value
Japan-(continued)
TOPPAN Holdings, Inc.	38,472	$941,278
Toray Industries, Inc.	248,908	1,524,466
Tosoh Corp.	54,742	780,766
TOTO Ltd.(a)	24,326	617,240
Toyo Seikan Group Holdings Ltd.	17,445	391,784
Toyo Suisan Kaisha Ltd.	6,854	496,989
Toyo Tire Corp.(a)	14,965	409,141
Toyoda Gosei Co. Ltd.	18,278	423,192
Toyota Boshoku Corp.	21,492	326,904
Toyota Industries Corp.(a)	18,914	2,056,727
Toyota Motor Corp.	1,202,117	24,516,473
Toyota Tsusho Corp.	101,265	3,096,396
Trend Micro, Inc.	6,284	320,802
Tsuruha Holdings, Inc.	30,820	535,311
UBE Corp.(a)	25,470	374,569
Unicharm Corp.	75,876	469,626
West Japan Railway Co.	50,581	1,039,919
Yakult Honsha Co. Ltd.(a)	23,913	358,125
Yamada Holdings Co. Ltd.	166,402	500,418
Yamaha Corp.	74,988	473,379
Yamaha Motor Co. Ltd.(a)	208,730	1,504,387
Yamato Holdings Co. Ltd.(a)	62,878	919,662
Yamazaki Baking Co. Ltd.	18,314	360,047
Yaskawa Electric Corp.(a)	20,436	560,725
Yokogawa Electric Corp.	22,788	681,934
Yokohama Financial Group, Inc.(a)	98,208	713,661
Yokohama Rubber Co. Ltd. (The)	23,983	856,235
		502,972,768
Luxembourg-0.34%
Aperam S.A.	14,063	490,717
ArcelorMittal S.A.	151,583	5,794,629
Eurofins Scientific SE	8,667	612,101
SES S.A., FDR(a)	50,725	389,197
		7,286,644
Macau-0.03%
Galaxy Entertainment Group Ltd.	99,569	495,980
Sands China Ltd.	23,077	60,132
		556,112
Netherlands-2.26%
Aalberts N.V.	11,972	379,798
ABN AMRO Bank N.V., CVA(b)	101,885	3,048,285
Adyen N.V.(b)(c)	251	430,663
Akzo Nobel N.V.	35,273	2,334,158
argenx SE, ADR(c)	468	383,058
ASM International N.V.	924	600,339
ASML Holding N.V.	6,612	7,000,337
ASR Nederland N.V.	14,677	980,841
BE Semiconductor Industries N.V.	388	66,241
Euronext N.V.(b)	1,099	157,271
EXOR N.V.	2,145	186,136
Heineken Holding N.V.	13,453	909,718
Heineken N.V.	22,621	1,753,952
IMCD N.V.(a)	2,868	297,593
ING Groep N.V.	374,717	9,369,150
JDE Peet’s N.V.	13,434	489,576
Koninklijke Ahold Delhaize N.V.	159,831	6,549,062
Koninklijke KPN N.V.	294,558	1,364,890
Koninklijke Philips N.V.	101,468	2,783,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Netherlands-(continued)
NN Group N.V.	43,628	$2,989,693
NXP Semiconductors N.V.	9,087	1,900,273
OCI N.V.(c)	2,903	11,403
Prosus N.V.(c)	30,126	2,085,064
Randstad N.V.(a)	25,486	1,000,163
SBM Offshore N.V.(a)	21,814	564,848
Universal Music Group N.V.(a)	16,117	432,871
Wolters Kluwer N.V.	6,603	810,521
		48,879,379
New Zealand-0.03%
Fisher & Paykel Healthcare Corp. Ltd.	4,519	95,870
Fletcher Building Ltd.(c)	83,491	155,747
Spark New Zealand Ltd.	214,271	300,604
		552,221
Norway-0.59%
Aker BP ASA	52,280	1,356,584
DNB Bank ASA	76,025	1,942,931
Equinor ASA	197,779	4,742,825
Mowi ASA	38,678	851,293
Norsk Hydro ASA	244,763	1,656,748
Orkla ASA	55,600	565,378
Storebrand ASA	10,830	168,037
Telenor ASA	71,994	1,071,963
Var Energi ASA	28,451	95,708
Vend Marketplaces ASA, Class B	2,142	73,724
Vend Marketplaces ASA, Rts., expiring 11/13/2025(c)	2,142	4,774
Wallenius Wilhelmsen ASA	33,178	259,797
		12,789,762
Poland-0.34%
Bank Polska Kasa Opieki S.A.	12,053	617,637
KGHM Polska Miedz S.A.(c)	19,279	1,012,067
ORLEN S.A.	123,503	3,350,131
PGE Polska Grupa Energetyczna S.A.(c)	134,359	407,745
Powszechna Kasa Oszczednosci Bank Polski S.A.	37,220	763,752
Powszechny Zaklad Ubezpieczen S.A.	55,878	894,169
Tauron Polska Energia S.A.(c)	138,909	376,351
		7,421,852
Portugal-0.20%
Banco Comercial Portugues S.A., Class R	242,153	214,037
EDP S.A.	433,554	2,158,159
Galp Energia SGPS S.A.	64,958	1,306,832
Jeronimo Martins SGPS S.A.	24,806	639,739
		4,318,767
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya OJSC(c)(d)	546	0
		0
Singapore-0.79%
CapitaLand Ascendas REIT(a)	259,249	561,347
CapitaLand Integrated Commercial Trust	413,753	752,286
CapitaLand Investment Ltd.(a)	56,272	114,023
ComfortDelGro Corp. Ltd.	233,498	261,845
DBS Group Holdings Ltd.	103,760	4,296,422
Genting Singapore Ltd.(a)	89,233	50,025
	Shares	Value
Singapore-(continued)
Keppel Ltd.	119,266	$932,810
Mapletree Logistics Trust(a)	57,721	59,405
Olam Group Ltd.(a)	79,231	59,708
Oversea-Chinese Banking Corp. Ltd.	225,239	2,946,781
Sea Ltd., ADR(c)	4,650	726,563
Singapore Airlines Ltd.(a)	161,666	823,058
Singapore Exchange Ltd.	9,819	127,422
Singapore Technologies Engineering Ltd.	24,006	156,419
Singapore Telecommunications Ltd.	562,189	1,835,225
United Overseas Bank Ltd.	96,934	2,578,496
UOL Group Ltd.	72,244	441,405
Venture Corp. Ltd.	29,402	336,509
		17,059,749
South Africa-0.40%
Anglo American PLC	198,238	7,500,732
Valterra Platinum Ltd.	17,462	1,080,323
		8,581,055
South Korea-6.98%
BNK Financial Group, Inc.(a)	45,185	437,425
Celltrion, Inc.(a)	3,909	481,142
CJ CheilJedang Corp.(a)	2,224	357,668
CJ Corp.(a)	4,226	505,551
DB Insurance Co. Ltd.	5,731	509,393
Delivery Hero SE(b)(c)	3,114	79,201
DL E&C Co. Ltd.(a)	7,458	223,101
Doosan Enerbility Co. Ltd.(c)	31,359	1,940,841
E-MART, Inc.(a)	7,317	370,633
GS Engineering & Construction Corp.	16,867	220,902
GS Holdings Corp.	10,032	337,191
Hana Financial Group, Inc.	36,707	2,199,064
Hankook Tire & Technology Co. Ltd.(a)	14,383	466,980
Hanwha Corp.(a)	8,678	580,421
Hanwha Solutions Corp.(a)	22,522	481,553
HD Hyundai Co. Ltd.	7,759	1,114,450
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,313	1,101,177
HMM Co. Ltd.(a)	60,686	873,803
Hyundai Engineering & Construction Co. Ltd.(a)	19,756	970,664
Hyundai Glovis Co. Ltd.(a)	4,937	652,494
Hyundai Mobis Co. Ltd.(a)	8,746	1,934,068
Hyundai Motor Co.	36,699	7,442,171
Hyundai Steel Co.	27,604	637,736
Industrial Bank of Korea(a)	37,251	504,825
Kakao Corp.(a)	16,370	746,058
KB Financial Group, Inc.(a)	41,387	3,378,569
Kia Corp.(a)	50,272	4,216,746
Korea Electric Power Corp.	63,565	1,902,758
Korea Gas Corp.	14,622	427,496
Korea Zinc Co. Ltd.(a)	1,050	760,579
Korean Air Lines Co. Ltd.	35,450	550,122
KT Corp.	67	2,308
KT&G Corp.(a)	9,280	873,358
Kumho Petrochemical Co. Ltd.(a)	3,944	320,587
LG Chem Ltd.(a)	13,336	3,709,385
LG Corp.(a)	10,119	569,102
LG Display Co. Ltd.(a)(c)	62,050	634,377
LG Electronics, Inc.	24,475	1,501,131
LG Energy Solution Ltd.(c)	314	103,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
South Korea-(continued)
LG H&H Co. Ltd.	2,150	$428,672
LG Innotek Co. Ltd.	4,844	817,146
LG Uplus Corp.	45,225	483,437
LOTTE Chemical Corp.(a)	6,336	313,883
LS Corp.	4,097	597,072
Meritz Financial Group, Inc.	1,686	130,655
NAVER Corp.	9,466	1,774,081
NCSoft Corp.	420	64,829
POSCO Holdings, Inc.	21,096	4,588,262
Posco International Corp.	1,751	67,452
Samsung C&T Corp.(a)	10,472	1,657,207
Samsung E&A Co. Ltd.	22,803	414,565
Samsung Electro-Mechanics Co. Ltd.	7,847	1,345,138
Samsung Electronics Co. Ltd.	879,810	66,228,771
Samsung Fire & Marine Insurance Co. Ltd.	2,895	896,016
Samsung Heavy Industries Co. Ltd.(c)	13,750	284,925
Samsung Life Insurance Co. Ltd.	9,835	1,062,862
Samsung SDI Co. Ltd.(a)	8,419	1,896,982
Samsung SDS Co. Ltd.	5,695	730,474
Shinhan Financial Group Co. Ltd.	61,399	3,153,608
SK hynix, Inc.(a)	37,144	14,452,489
SK Innovation Co. Ltd.	14,384	1,298,949
SK Telecom Co. Ltd.	21,998	805,388
SK, Inc.(a)	7,687	1,334,870
S-Oil Corp.(c)	9,518	479,080
Woori Financial Group, Inc.	91,836	1,634,837
		151,060,629
Spain-3.09%
Acciona S.A.(a)	938	207,898
ACS Actividades de Construccion y Servicios S.A.	20,863	1,715,359
Aena S.M.E. S.A.(b)	23,243	632,157
Amadeus IT Group S.A.	13,838	1,059,209
Banco Bilbao Vizcaya Argentaria S.A.(a)	550,720	11,109,779
Banco de Sabadell S.A.	559,871	2,101,722
Banco Santander S.A.(a)	1,768,392	18,044,493
Bankinter S.A.	47,530	717,443
CaixaBank S.A.	246,042	2,604,100
Cellnex Telecom S.A.(a)(b)	20,700	645,294
Enagas S.A.	34,737	552,003
Endesa S.A.	41,141	1,476,890
Grifols S.A.(a)	69,453	901,175
Iberdrola S.A.	457,309	9,280,405
Industria de Diseno Textil S.A.(a)	43,774	2,420,470
Logista Integral S.A.	2,651	88,469
Mapfre S.A.	142,979	632,293
Merlin Properties SOCIMI S.A.	35,084	547,283
Naturgy Energy Group S.A.	15,632	474,110
Redeia Corp. S.A.	44,818	807,893
Repsol S.A.	358,075	6,579,284
Telefonica S.A.(a)	803,692	4,081,145
Unicaja Banco S.A.(b)	72,544	196,119
		66,874,993
Sweden-2.07%
Alfa Laval AB	13,358	635,393
Asmodee Group AB(c)	8,318	107,281
Assa Abloy AB, Class B(a)	50,397	1,900,740
Atlas Copco AB, Class A	127,944	2,145,588
Autoliv, Inc.	5,899	689,003
	Shares	Value
Sweden-(continued)
Billerud AB(a)	30,122	$278,959
Boliden AB(c)	40,419	1,813,967
Castellum AB(a)	40,109	456,501
Electrolux AB, Class B(a)(c)	90,554	584,797
Embracer Group AB, Class A(a)(c)	8,319	86,769
Epiroc AB, Class A	36,817	776,956
EQT AB(a)	8,807	304,597
Essity AB, Class B	57,624	1,584,087
Evolution AB(a)(b)	5,516	367,818
Fastighets AB Balder, Class B(a)(c)	13,247	97,244
Getinge AB, Class B(a)	4,350	101,985
H & M Hennes & Mauritz AB, Class B(a)	69,263	1,309,177
Hexagon AB, Class B	92,814	1,132,291
Holmen AB, Class B(a)	9,657	365,197
Husqvarna AB, Class B(a)	76,865	364,257
Industrivarden AB, Class A	2,069	86,099
Industrivarden AB, Class C(a)	2,458	102,044
Investor AB, Class A(a)	7,319	240,950
Investor AB, Class B	28,558	941,093
Kinnevik AB, Class B(c)	6,720	63,473
NIBE Industrier AB, Class B(a)	81,854	318,779
Saab AB, Class B(a)	3,875	213,402
Sandvik AB	69,390	2,100,030
Securitas AB, Class B(a)	52,401	772,542
Skandinaviska Enskilda Banken AB, Class A(a)	127,418	2,434,342
Skanska AB, Class B	41,115	1,120,558
SKF AB, Class B	45,905	1,177,599
Spotify Technology S.A.(c)	667	437,099
SSAB AB, Class A	187,556	1,187,365
Svenska Cellulosa AB S.C.A., Class B(a)	48,403	645,261
Svenska Handelsbanken AB, Class A	134,821	1,760,761
Swedbank AB, Class A	93,010	2,826,164
Tele2 AB, Class B	72,550	1,153,461
Telefonaktiebolaget LM Ericsson, Class B	459,477	4,665,599
Telia Co. AB(a)	348,982	1,374,949
Trelleborg AB, Class B	15,560	649,884
Volvo AB, Class B(a)	170,457	4,673,490
Volvo Car AB, Class B(a)(c)	218,005	756,038
		44,803,589
Switzerland-3.83%
ABB Ltd.	61,007	4,547,021
Adecco Group AG	47,722	1,333,919
Avolta AG(c)	2,182	115,309
Baloise Holding AG	2,839	706,797
Barry Callebaut AG(a)	399	520,009
Bucher Industries AG	740	329,175
Chocoladefabriken Lindt & Spruengli AG, PC	64	986,281
Cie Financiere Richemont S.A.	18,435	3,655,633
Clariant AG(a)(c)	36,248	325,813
DKSH Holding AG	3,810	266,355
DSM-Firmenich AG	14,505	1,183,878
Galenica AG(b)(c)	3,866	417,683
Geberit AG	1,226	898,469
Georg Fischer AG	1,368	96,834
Givaudan S.A.	263	1,080,103
Helvetia Holding AG	2,219	546,631
Julius Baer Group Ltd.	14,961	1,012,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
Switzerland-(continued)
Kuehne + Nagel International AG, Class R	4,532	$871,615
Logitech International S.A., Class R	8,203	988,609
Lonza Group AG	2,260	1,564,490
Nestle S.A.	155,296	14,875,262
Partners Group Holding AG	510	626,111
PSP Swiss Property AG	2,565	444,757
Roche Holding AG	60,976	19,800,581
Sandoz Group AG	32,331	2,161,100
Schindler Holding AG, PC	2,473	883,078
SGS S.A.	6,220	703,176
SIG Group AG(c)	4,935	55,315
Sika AG	5,284	1,038,180
Sonova Holding AG, Class A	1,781	487,014
Sunrise Communications AG, (Acquired 03/21/2025 - 09/19/2025; Cost $342,513)(e)	6,332	347,936
Swatch Group AG (The), BR(a)	6,943	1,454,610
Swiss Life Holding AG	1,939	2,109,937
Swiss Prime Site AG(a)	4,693	668,739
Swisscom AG	2,254	1,655,220
UBS Group AG(c)	195,197	7,487,887
Zurich Insurance Group AG	9,515	6,633,898
		82,879,937
Thailand-0.00%
Thai Beverage PCL	201,259	74,182
United Kingdom-11.33%
3i Group PLC	39,657	2,295,238
Aberdeen Group PLC	328,158	875,310
Admiral Group PLC	16,040	690,717
AngloGold Ashanti PLC(a)	12,303	836,604
Ashtead Group PLC	24,071	1,608,003
Associated British Foods PLC	40,151	1,211,758
AstraZeneca PLC	66,968	11,047,549
Aviva PLC	265,576	2,334,494
B&M European Value Retail S.A.	165,359	390,492
BAE Systems PLC	165,181	4,069,451
Balfour Beatty PLC	58,717	519,005
Barclays PLC	2,359,389	12,656,325
Barratt Redrow PLC	206,391	1,021,439
Beazley PLC	12,464	152,500
Bellway PLC	20,144	695,310
Berkeley Group Holdings PLC (The)	12,077	639,849
British American Tobacco PLC	285,840	14,641,132
British Land Co. PLC (The)	102,827	513,624
BT Group PLC	1,366,021	3,334,259
Bunzl PLC	28,492	866,191
Burberry Group PLC(c)	51,930	845,397
Centrica PLC	697,277	1,643,532
Coca-Cola Europacific Partners PLC	7,709	684,790
Compass Group PLC	70,741	2,341,784
Croda International PLC	12,584	477,757
Currys PLC	178,400	329,330
DCC PLC(a)	16,459	1,084,428
Diageo PLC	123,230	2,834,831
Dowlais Group PLC	278,948	303,078
Drax Group PLC	70,384	667,154
Entain PLC	53,821	560,648
Haleon PLC	639,065	2,972,141
Halma PLC	10,775	502,156
	Shares	Value
United Kingdom-(continued)
Harbour Energy PLC	28,324	$83,848
Hays PLC	184,310	143,140
Hikma Pharmaceuticals PLC	2,951	71,391
Hiscox Ltd.	6,358	114,955
Howden Joinery Group PLC	8,178	92,895
HSBC Holdings PLC	1,749,653	24,496,992
ICG PLC	15,337	389,664
IG Group Holdings PLC	35,598	521,129
IMI PLC	15,017	472,174
Imperial Brands PLC	87,208	3,465,549
Inchcape PLC	57,621	578,285
Informa PLC	71,275	907,672
InterContinental Hotels Group PLC	1,224	147,665
International Consolidated Airlines Group S.A.(a)	167,062	918,545
Intertek Group PLC	8,971	597,610
Investec PLC	70,594	531,609
ITV PLC	467,606	428,076
J Sainsbury PLC	494,995	2,222,729
JD Sports Fashion PLC	304,590	373,283
Johnson Matthey PLC	46,786	1,310,453
Kingfisher PLC	451,592	1,831,679
Land Securities Group PLC	83,994	686,528
Legal & General Group PLC	543,057	1,697,204
Lloyds Banking Group PLC	6,701,305	7,858,108
London Stock Exchange Group PLC	17,159	2,138,709
M&G PLC	448,171	1,551,823
Man Group PLC	146,254	404,119
Marks & Spencer Group PLC	231,171	1,208,197
Melrose Industries PLC	104,526	861,190
National Grid PLC	368,829	5,530,898
NatWest Group PLC	897,180	6,907,748
Next PLC	5,959	1,119,766
Pearson PLC	54,585	759,803
Pennon Group PLC	54,313	370,192
Persimmon PLC	71,143	1,130,814
Phoenix Group Holdings PLC	71,901	637,032
Quilter PLC(b)	143,300	342,176
Reckitt Benckiser Group PLC	45,804	3,503,908
RELX PLC	41,937	1,853,677
Rentokil Initial PLC	126,961	708,708
Rolls-Royce Holdings PLC	93,768	1,443,143
RS Group PLC	48,091	352,013
Sage Group PLC (The)	40,814	616,990
Schroders PLC	89,138	444,861
Segro PLC	91,450	839,275
Severn Trent PLC	17,148	626,917
Shell PLC	1,171,897	43,938,785
Smith & Nephew PLC	70,898	1,309,354
Smiths Group PLC	26,952	892,593
Spectris PLC	11,054	596,404
Spirax Group PLC	604	56,343
SSE PLC	98,758	2,488,277
St. James’s Place PLC	41,457	707,423
Standard Chartered PLC	282,573	5,801,112
Subsea 7 S.A.	27,869	509,600
Tate & Lyle PLC	52,384	265,976
Taylor Wimpey PLC	673,467	931,675
Tesco PLC	1,045,712	6,311,255
Travis Perkins PLC	51,838	428,646
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025
	Shares	Value
United Kingdom-(continued)
Tritax Big Box REIT PLC	33,588	$66,312
Unilever PLC	153,330	9,201,526
United Utilities Group PLC	49,772	785,318
Vistry Group PLC(c)	53,777	455,579
Vodafone Group PLC	8,069,145	9,769,422
Weir Group PLC (The)	13,114	510,559
Whitbread PLC	20,029	762,596
WPP PLC	176,237	666,019
		245,394,192
United States-4.95%
A.P. Moller - Maersk A/S, Class B(a)	2,449	5,042,284
Acerinox S.A.	37,002	477,148
Aegon Ltd.	168,019	1,282,150
Alcon AG	22,014	1,644,902
Allegion PLC	2,706	448,574
Amcor PLC	43,433	343,121
Amrize Ltd.(c)	35,401	1,836,422
Aptiv PLC(c)	23,606	1,914,447
ARM Holdings PLC, ADR(a)(c)	3,471	589,445
Bausch Health Cos., Inc.(c)	90,590	638,782
BeOne Medicines Ltd.(a)(c)	6,700	161,049
BP PLC	3,316,089	19,430,569
CRH PLC	11,705	1,394,066
Experian PLC	25,071	1,169,576
Ferguson Enterprises, Inc.	2,970	738,045
Ferrovial SE	4,838	297,280
Garmin Ltd.	4,512	965,297
GSK PLC	408,870	9,574,157
Holcim AG(c)	39,519	3,522,041
ICON PLC(c)	4,272	734,015
lululemon athletica, Inc.(c)	3,169	540,441
Medtronic PLC	81,182	7,363,207
Novartis AG	121,801	15,111,852
Perrigo Co. PLC	21,707	450,203
QIAGEN N.V.	10,441	492,120
	Shares	Value
United States-(continued)
Sanofi S.A.	124,004	$12,561,473
Signify N.V.	32,248	772,975
Sims Ltd.	15,308	159,777
Smurfit WestRock PLC	30,098	1,111,218
Stellantis N.V.	863,373	8,792,183
Swiss Re AG	19,414	3,553,867
Tenaris S.A.	41,690	829,698
Trane Technologies PLC	3,284	1,473,367
Transocean Ltd.(c)	165,804	636,687
Waste Connections, Inc.	6,524	1,095,226
		107,147,664
Zambia-0.07%
First Quantum Minerals Ltd.(c)	75,552	1,570,192
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.62% (Cost $1,573,721,053)		2,156,646,989
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.15%
Invesco Private Government Fund, 4.13%(f)(g)(h)	39,266,155	39,266,155
Invesco Private Prime Fund, 4.30%(f)(g)(h)	115,588,314	115,622,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,890,725)		154,889,145
TOTAL INVESTMENTS IN SECURITIES-106.77% (Cost $1,728,611,778)		2,311,536,134
OTHER ASSETS LESS LIABILITIES-(6.77)%		(146,609,456)
NET ASSETS-100.00%		$2,164,926,678

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $13,612,640, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
October 31, 2025

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$82,903,371	$(82,903,371)	$-	$-	$-	$45,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,612,648	281,110,121	(279,456,614)	-	-	39,266,155	1,898,888 *
Invesco Private Prime Fund	98,135,663	617,993,078	(600,502,540)	4,443	(7,654)	115,622,990	5,130,114 *
Total	$135,748,311	$982,006,570	$(962,862,525)	$4,443	$(7,654)	$154,889,145	$7,074,440

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Australia-6.05%
Accent Group Ltd.(a)	82,280	$68,920
ALS Ltd.	33,317	473,112
Amotiv Ltd.	18,500	107,822
AMP Ltd.	435,697	508,600
Ansell Ltd.	19,235	459,774
ARB Corp. Ltd.	5,243	123,314
ASX Ltd.	8,192	302,421
Atlas Arteria Ltd.	88,195	280,327
AUB Group Ltd.	5,394	130,364
Austal Ltd.(b)	28,536	126,601
Bank of Queensland Ltd.(a)	79,918	358,777
Bapcor Ltd.	44,131	72,934
Beach Energy Ltd.	385,021	313,011
Bega Cheese Ltd.	41,467	143,999
Breville Group Ltd.(a)	6,901	133,974
BWP Property Group Ltd.	38,656	97,271
CAR Group Ltd.	11,896	277,914
Centuria Capital Group	80,335	123,944
Centuria Industrial REIT	68,000	157,740
Challenger Ltd.	62,926	383,233
Charter Hall Group	38,165	560,819
Charter Hall Long Wale REIT	88,282	245,745
Charter Hall Retail REIT	65,640	176,992
Cleanaway Waste Management Ltd.(a)	224,343	374,189
Cochlear Ltd.	2,436	457,579
Collins Foods Ltd.	4,256	29,783
Coronado Global Resources, Inc., CDI(c)	41,998	10,005
Corporate Travel Management Ltd.(a)(d)	4,681	39,408
Credit Corp. Group Ltd.	10,863	101,963
Cromwell Property Group	143,807	43,767
Data# 3 Ltd.	4,694	27,044
Deterra Royalties Ltd.	6,399	17,069
Domino’s Pizza Enterprises Ltd.	9,363	112,187
Downer EDI Ltd.	16,692	84,357
Eagers Automotive Ltd.(a)	26,527	590,631
EBOS Group Ltd.	1,656	27,404
Elders Ltd.	45,490	211,095
Evolution Mining Ltd.	82,480	583,988
Flight Centre Travel Group Ltd.(a)	15,119	121,691
G8 Education Ltd.	100,688	53,023
GrainCorp Ltd., Class A	47,927	277,360
Growthpoint Properties Australia Ltd.	15,943	26,723
Harvey Norman Holdings Ltd.	108,319	512,200
Healius Ltd.	172,234	100,302
Helia Group Ltd.	58,083	204,967
HomeCo Daily Needs REIT(c)	186,099	166,311
IDP Education Ltd.(a)	21,754	79,786
IGO Ltd.(b)	104,892	367,991
Iluka Resources Ltd.(a)	92,997	420,681
Ingenia Communities Group	33,607	123,570
Inghams Group Ltd.	76,970	121,893
Insignia Financial Ltd.(b)	99,274	294,403
IPH Ltd.	29,619	71,456
IRESS Ltd.	23,244	134,662
Kelsian Group Ltd.(a)	4,688	14,933
Lottery Corp. Ltd. (The)	69,956	251,768
Lynas Rare Earths Ltd.(b)	35,729	356,386
	Shares	Value
Australia-(continued)
Magellan Financial Group Ltd.	42,328	$266,190
McMillan Shakespeare Ltd.	2,500	28,154
Monadelphous Group Ltd.	13,698	208,311
Myer Holdings Ltd.(a)	188,603	48,710
National Storage REIT	142,689	214,830
New Hope Corp. Ltd.(a)	125,445	340,639
NEXTDC Ltd.(a)(b)	14,831	152,558
nib holdings Ltd.	58,478	288,369
Nine Entertainment Co. Holdings Ltd.	264,653	200,909
NRW Holdings Ltd.	72,245	229,025
Nufarm Ltd.(b)	80,191	109,114
OceanaGold Corp.	26,617	595,921
Orora Ltd.	198,437	261,167
Perenti Ltd.	114,151	202,287
Perpetual Ltd.	17,985	225,708
Perseus Mining Ltd.	117,637	373,576
PEXA Group Ltd.(b)	2,541	25,173
Pilbara Minerals Ltd.(a)(b)	243,133	523,450
Premier Investments Ltd.	10,626	123,761
Qantas Airways Ltd.	30,828	205,491
Qube Holdings Ltd.	156,557	448,923
Ramelius Resources Ltd.	83,745	181,270
REA Group Ltd.	975	135,926
Reece Ltd.	28,579	218,285
Region Group	172,496	275,662
Regis Resources Ltd.	117,711	494,416
Resolute Mining Ltd.(b)	133,960	83,421
Sandfire Resources Ltd.(b)	44,031	466,605
SEEK Ltd.	21,396	378,850
Service Stream Ltd.	57,542	85,412
SGH Ltd.	11,544	365,972
Sigma Healthcare Ltd.	103,049	209,617
SmartGroup Corp. Ltd.	3,219	17,217
Stanmore Resources Ltd.	60,744	85,417
Star Entertainment Group Ltd. (The)(a)(b)	311,891	18,153
Steadfast Group Ltd.	62,407	228,739
Super Retail Group Ltd.	29,360	307,016
Tabcorp Holdings Ltd.	424,163	294,905
Technology One Ltd.	1,891	45,567
TPG Telecom Ltd.	71,865	260,097
Ventia Services Group Pty. Ltd.	70,175	262,986
Waypoint REIT Ltd.	82,184	142,607
WEB Travel Group Ltd.(b)	4,881	13,324
Webjet Group Ltd.(b)	5,376	2,954
West African Resources Ltd.(b)(d)	137,883	246,965
Westgold Resources Ltd.	17,239	59,779
WiseTech Global Ltd.	1,261	56,904
		22,048,515
Austria-0.65%
ANDRITZ AG	5,984	453,034
AT&S Austria Technologie & Systemtechnik AG(a)(b)	1,815	67,465
CA Immobilien Anlagen AG	5,048	140,506
CPI Europe AG(b)	1,160	22,644
EVN AG	6,368	186,081
Kontron AG(a)	6,584	172,328
Lenzing AG(a)(b)	4,717	141,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Austria-(continued)
Mayr Melnhof Karton AG	687	$62,686
Oesterreichische Post AG(a)	2,812	97,336
Palfinger AG	2,192	82,226
SBO AG	434	14,407
Strabag SE	1,883	147,515
Telekom Austria AG	8,606	91,647
UNIQA Insurance Group AG	15,823	232,774
Verbund AG(a)	3,764	290,897
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,519	180,739
		2,383,583
Belgium-1.41%
Ackermans & van Haaren N.V.	525	130,926
Aedifica S.A.(a)	5,607	410,021
Azelis Group N.V.(a)	17,067	202,084
Barco N.V.	12,714	181,569
Bekaert S.A.	5,927	247,920
Cofinimmo S.A.	4,173	356,836
Colruyt Group N.V	6,787	253,809
Deme Group N.V.	737	111,501
D’Ieteren Group	1,492	272,914
Elia Group S.A./N.V.	2,601	313,916
Fagron	4,678	111,310
Financiere de Tubize S.A.	552	134,987
Galapagos N.V.(a)(b)	9,283	295,948
Gimv N.V.	2,307	124,741
KBC Ancora	3,094	243,780
Lotus Bakeries N.V.	10	87,364
Melexis N.V.(a)	2,452	176,715
Montea N.V.	1,743	140,951
Ontex Group N.V.(a)(b)	12,445	91,095
Retail Estates N.V.	1,094	79,427
Shurgard Self Storage Ltd.	3,116	114,220
Sofina S.A.(a)	428	117,796
Solvay S.A., Class A	11,746	361,002
Tessenderlo Group S.A.(a)	1,706	51,603
Warehouses De Pauw C.V.A.	15,413	391,935
Xior Student Housing N.V.(a)(c)	4,078	133,233
		5,137,603
Bermuda-0.00%
Conduit Holdings Ltd.	3,759	16,744
Brazil-0.05%
ERO Copper Corp.(b)	8,228	175,876
Canada-9.20%
AbCellera Biologics, Inc.(a)(b)	31,115	172,688
Advantage Energy Ltd.(b)	28,353	225,221
Aecon Group, Inc.	19,328	426,522
Ag Growth International, Inc.	652	16,789
Air Canada(b)	18,522	243,761
Alamos Gold, Inc., Class A(a)	19,921	614,769
Alaris Equity Partners Income	4,794	66,993
Algoma Steel Group, Inc.(a)	51,085	213,652
Allied Properties REIT(a)	30,728	324,134
Altus Group Ltd.	2,651	109,018
Aritzia, Inc.(b)	3,970	277,587
Artis REIT(a)	6,338	27,593
ATCO Ltd., Class I	4,178	157,590
Athabasca Oil Corp.(b)	61,798	303,885
	Shares	Value
Canada-(continued)
ATS Corp.(b)	6,690	$184,206
Badger Infrastructure Solutions Ltd.	3,096	162,606
Ballard Power Systems, Inc.(b)	7,552	26,895
Baytex Energy Corp.(a)	227,745	551,016
Birchcliff Energy Ltd.	72,679	339,236
Bird Construction, Inc.(a)	5,714	122,832
BlackBerry Ltd.(b)	53,327	260,707
Boardwalk REIT	4,471	206,359
Bombardier, Inc., Class B(b)	2,005	280,427
Boralex, Inc., Class A(a)	10,559	212,212
Boyd Group, Inc.	1,529	244,472
Brookfield Asset Management Ltd., Class A	1,012	54,798
Brookfield Business Corp., Class A	5,572	203,291
Brookfield Infrastructure Corp.	6,940	314,768
Brookfield Renewable Corp.	6,444	279,256
Brookfield Wealth Solutions Ltd.(b)	3,427	158,173
BRP, Inc.	7,575	475,644
Cameco Corp.	7,252	741,892
Canaccord Genuity Group, Inc.	10,689	89,714
Canada Goose Holdings, Inc.(b)	1,641	22,873
Canada Packers, Inc.(b)	2,688	32,095
Canadian Solar, Inc.(a)(b)	25,908	537,850
Canadian Utilities Ltd., Class A(a)	14,442	404,869
Canfor Corp.(b)	16,273	142,040
Capstone Copper Corp.(b)	48,272	431,335
Cardinal Energy Ltd.(a)	22,971	130,827
Cargojet, Inc.	1,377	80,331
Cascades, Inc.	20,355	161,399
Centerra Gold, Inc.	54,550	639,658
CES Energy Solutions Corp.	33,775	231,651
Champion Iron Ltd.	69,553	251,673
Chartwell Retirement Residences	19,772	291,680
Chemtrade Logistics Income Fund	24,848	238,522
Choice Properties REIT(a)	26,802	283,868
Cineplex, Inc.(a)(b)	5,731	51,700
Cogeco Communications, Inc.	6,397	291,555
Cogeco, Inc.	696	29,124
Colliers International Group, Inc.	1,743	278,340
Crombie REIT(a)	20,053	213,675
CT REIT	2,539	29,555
Definity Financial Corp.	5,100	237,501
dentalcorp Holdings Ltd.	16,063	124,959
Descartes Systems Group, Inc. (The)(b)	2,053	181,497
DPM Metals, Inc.	19,676	421,283
Dream Industrial REIT	37,107	320,183
DREAM Unlimited Corp.	2,305	30,582
E-L Financial Corp. Ltd.	2,341	27,167
Enerflex Ltd.	30,328	382,036
Enghouse Systems Ltd.	6,364	94,519
EQB, Inc.	2,508	160,148
Equinox Gold Corp.(b)	53,782	591,500
Exchange Income Corp.(a)	5,577	305,846
Fiera Capital Corp.	5,677	25,485
First Capital REIT	25,226	338,651
First Majestic Silver Corp.	27,889	356,885
FirstService Corp.	1,665	265,302
Fortuna Mining Corp., Class C(b)	42,061	347,919
Freehold Royalties Ltd.(a)	12,610	127,707
Gibson Energy, Inc.(a)	22,231	379,362
goeasy Ltd.	1,156	139,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Canada-(continued)
Granite REIT	8,137	$457,737
H&R REIT(a)	13,862	110,706
Hudbay Minerals, Inc.	39,945	640,876
IAMGOLD Corp.(b)	69,946	810,708
IGM Financial, Inc.	13,863	533,782
Interfor Corp.(b)	5,058	28,554
International Petroleum Corp.(b)	12,533	195,203
InterRent REIT(a)	18,166	173,473
Ivanhoe Mines Ltd., Class A(a)(b)	13,893	139,113
Kelt Exploration Ltd.(b)	22,807	108,570
Killam Apartment REIT(a)	16,051	198,525
Kinaxis, Inc.(b)	558	67,638
Labrador Iron Ore Royalty Corp.(a)	6,222	128,512
Lassonde Industries, Inc., Class A	172	26,806
Laurentian Bank of Canada	12,731	302,567
Leon’s Furniture Ltd.	1,244	25,934
Lightspeed Commerce, Inc.(b)	20,225	243,223
Linamar Corp.	2,187	118,547
Lundin Gold, Inc.	1,664	113,237
Major Drilling Group International, Inc.(b)	3,276	28,875
Maple Leaf Foods, Inc.	13,441	258,623
Martinrea International, Inc.	2,975	21,487
Mattr Corp.(b)	2,581	20,152
MTY Food Group, Inc.	3,070	74,145
Mullen Group Ltd.(a)	21,266	214,003
New Gold, Inc.(b)	59,443	438,244
NFI Group, Inc.(b)	14,865	152,135
North West Co., Inc. (The)	7,468	242,511
NorthWest Healthcare Properties REIT(a)	57,770	209,038
NuVista Energy Ltd.(b)	29,650	352,969
Obsidian Energy Ltd.(b)	7,416	42,078
OR Royalties, Inc.	7,708	247,554
Pan American Silver Corp.	8,099	285,545
Paramount Resources Ltd., Class A	15,216	249,772
Pason Systems, Inc.	13,060	111,385
Peyto Exploration & Development Corp.(a)	25,484	371,579
Precision Drilling Corp.(b)	4,440	266,625
Premium Brands Holdings Corp.	6,324	436,449
Primaris REIT	12,703	139,437
Quebecor, Inc., Class B	2,270	72,483
RB Global, Inc.	1,614	160,300
Richelieu Hardware Ltd.	6,638	182,158
Russel Metals, Inc.	13,423	415,867
Sagicor Financial Co. Ltd.	2,117	12,087
Secure Waste Infrastructure Corp.	40,724	508,923
Sienna Senior Living, Inc.(a)	11,066	151,164
Slate Grocery REIT, Class U	2,744	28,612
SmartCentres REIT(a)	14,484	274,970
Spin Master Corp.(c)	5,284	78,554
SSR Mining, Inc.(b)	34,286	775,941
Stantec, Inc.	4,224	468,238
Stella-Jones, Inc.	7,851	446,075
SunOpta, Inc.(b)	3,347	17,557
Superior Plus Corp.	64,025	364,643
Tamarack Valley Energy Ltd.	69,340	308,310
Taseko Mines Ltd.(b)	13,119	59,455
Teekay Tankers Ltd., Class A(a)	3,314	202,154
Tilray Brands, Inc., Class 2(a)(b)	339,027	454,296
TMX Group Ltd.	9,146	337,667
Topaz Energy Corp.(a)	6,613	117,520
	Shares	Value
Canada-(continued)
Torex Gold Resources, Inc.(b)	12,844	$531,122
TransAlta Corp.	35,162	622,108
Transcontinental, Inc., Class A	16,470	231,449
Trican Well Service Ltd.(a)	6,394	23,958
Westshore Terminals Investment Corp.	1,547	28,464
Whitecap Resources, Inc.(a)	14,059	104,754
Winpak Ltd.	4,277	131,318
Xenon Pharmaceuticals, Inc.(b)	2,078	87,110
		33,504,574
China-1.41%
AAC Technologies Holdings, Inc.	45,097	231,767
Alibaba Health Information Technology Ltd.(a)(b)	241,054	179,761
BOC Aviation Ltd.(c)	4,136	36,247
Bosideng International Holdings Ltd.	500,089	305,947
Budweiser Brewing Co. APAC Ltd.(a)(c)	272,980	276,837
CapitaLand China Trust	112,438	69,031
China Education Group Holdings Ltd.(a)(c)	256,902	98,556
China Gold International Resources Corp. Ltd.	21,294	358,364
China Medical System Holdings Ltd.	177,198	305,533
China Ruyi Holdings Ltd.(a)(b)	285,032	101,580
China Water Affairs Group Ltd.(a)	139,098	112,188
Chow Tai Fook Jewellery Group Ltd.(a)	262,722	514,097
CITIC Telecom International Holdings Ltd.	58,511	18,598
Damai Entertainment Holdings Ltd.(b)	857,526	101,409
FIH Mobile Ltd.(b)	29,840	71,211
Hopson Development Holdings Ltd.(b)	115,190	46,718
HUTCHMED China Ltd.(a)(b)	28,546	85,387
Jinchuan Group International Resources Co. Ltd.(b)(d)	1,210,507	79,743
Kingboard Laminates Holdings Ltd.(a)	165,466	276,967
Lee & Man Paper Manufacturing Ltd.	246,861	87,236
MMG Ltd.(b)	184,470	163,674
Nexteer Automotive Group Ltd.	93,130	80,713
Nine Dragons Paper Holdings Ltd.(b)	364,652	261,138
Powerlong Real Estate Holdings Ltd.(a)(b)	229,636	8,101
Silvercorp Metals, Inc.	8,156	52,970
Stella International Holdings Ltd.	76,737	163,107
Towngas Smart Energy Co. Ltd.(b)	151,099	75,732
VSTECS Holdings Ltd.	199,355	246,779
Want Want China Holdings Ltd.	252,246	162,973
Wharf (Holdings) Ltd. (The)	65,393	172,003
Xinyi Glass Holdings Ltd.(a)	347,906	406,800
		5,151,167
Colombia-0.08%
Aris Mining Corp.(b)	21,168	209,693
Parex Resources, Inc.	5,709	73,097
		282,790
Cyprus-0.01%
Bank of Cyprus Holdings PLC	5,563	51,264
Denmark-1.65%
ALK-Abello A/S(b)	3,153	104,164
Alm Brand A/S	122,093	344,106
Ambu A/S	4,564	71,094
Ascendis Pharma A/S, ADR(b)	768	154,829
Bavarian Nordic A/S(b)	6,229	230,486
Cementir Holding N.V.	5,028	92,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Denmark-(continued)
D/S Norden A/S	9,017	$360,925
Demant A/S(b)	6,583	219,336
Dfds A/S(b)	11,265	159,067
FLSmidth & Co. A/S	7,128	555,933
GN Store Nord A/S(a)(b)	21,192	371,624
H. Lundbeck A/S	57,618	420,827
Jyske Bank A/S	4,378	515,326
Matas A/S(a)	5,714	113,598
Netcompany Group A/S(b)(c)	2,195	109,839
NKT A/S(b)	3,843	430,813
Novonesis (Novozymes) B, Class B	1,829	109,459
Per Aarsleff Holding A/S	1,624	184,679
Ringkjoebing Landbobank A/S	965	218,557
Rockwool A/S	2,491	85,480
Royal Unibrew A/S	4,888	369,973
Scandinavian Tobacco Group A/S(c)	11,591	153,898
Schouw & Co. A/S	1,120	103,125
Sydbank A/S	6,051	517,332
		5,997,238
Faroe Islands-0.02%
Bakkafrost P/F	1,248	57,375
Finland-0.79%
Citycon OYJ(a)	19,564	66,518
Hiab OYJ, Class B	3,716	206,070
Kalmar OYJ, Class B	5,747	238,418
Kemira OYJ	16,911	372,699
Kojamo OYJ(a)(b)	23,197	281,461
Konecranes OYJ	4,807	475,126
Mandatum OYJ	33,160	238,152
Metsa Board OYJ(a)	48,838	165,894
Nokian Renkaat OYJ(a)	57,970	585,370
Olvi OYJ	486	16,608
Sanoma OYJ	2,488	30,450
Terveystalo OYJ(c)	5,942	64,010
Tokmanni Group Corp.(a)	9,116	90,233
Vaisala OYJ, Class A	1,054	52,111
		2,883,120
France-3.24%
Aeroports de Paris S.A.(a)	2,787	382,838
Air France-KLM(a)(b)	18,878	252,005
Altarea SCA	482	55,054
Alten S.A.	4,894	403,589
ARGAN S.A.	244	19,015
Ayvens S.A.(c)	17,007	227,201
Beneteau SACA(a)	9,309	89,850
bioMerieux	3,106	400,438
Carmila S.A.	5,721	104,438
Cie de L’Odet SE	28	42,033
Cie des Alpes	3,356	77,092
Clariane SE(a)(b)	22,600	97,292
Coface S.A.	18,858	332,579
Criteo S.A., ADR(b)	10,263	234,817
Dassault Aviation S.A.	1,369	441,747
Derichebourg S.A.	20,415	139,449
Edenred SE	9,487	273,063
Elior Group S.A.(a)(b)(c)	15,702	50,775
Eramet S.A.(a)	2,811	192,702
Euroapi S.A.(b)	3,946	14,615
	Shares	Value
France-(continued)
Eutelsat Communications SACA(a)(b)	7,744	$30,000
FDJ United	8,398	245,023
Fnac Darty S.A.	2,928	96,019
Gaztransport Et Technigaz S.A.	1,455	288,521
Getlink SE	13,066	238,817
ICADE(a)	13,717	334,684
ID Logistics Group SACA(b)	76	34,565
Imerys S.A.	10,070	248,378
Ipsen S.A.	4,041	568,651
Ipsos S.A.	6,087	233,637
JCDecaux SE	11,960	217,899
Lectra(a)	2,283	60,627
LISI S.A.	1,033	60,589
Mercialys S.A.	14,606	178,457
Mersen S.A.(a)	819	20,729
Metropole Television S.A.	11,568	159,811
Nexans S.A.	3,388	477,680
Nexity S.A.(a)(b)	16,277	170,600
OPmobility	16,037	262,295
Remy Cointreau S.A.(a)	3,193	158,410
Rubis S.C.A.	4,218	153,370
Sartorius Stedim Biotech	1,013	242,605
Societe BIC S.A.	4,342	241,921
SOITEC(b)	3,028	143,481
Solutions 30 SE(a)(b)	8,152	9,392
Sopra Steria Group	1,732	269,942
Stef S.A.	196	27,377
Technip Energies N.V.	9,565	389,188
Television Francaise 1 S.A.(a)	21,634	198,186
Tikehau Capital S.C.A.(a)	1,838	38,230
Trigano S.A.(a)	1,544	257,283
Ubisoft Entertainment S.A.(b)	31,421	280,903
Vallourec SACA	23,690	442,284
Verallia S.A.(a)(c)	9,980	260,623
Vicat S.A.	2,828	212,296
Virbac SACA	353	144,537
Viridien(a)(b)	2,555	313,291
Vivendi SE	76,650	276,462
		11,817,355
Georgia-0.11%
Lion Finance Group PLC	3,255	342,706
TBC Bank Group PLC	792	45,380
		388,086
Germany-3.60%
AIXTRON SE	10,428	167,333
Aroundtown S.A.(b)	125,591	449,400
Auto1 Group SE(b)	17,265	607,553
Bechtle AG	11,437	484,088
Bilfinger SE	3,937	425,345
CANCOM SE	6,314	179,852
Carl Zeiss Meditec AG, BR	4,153	210,927
CECONOMY AG(b)	35,392	181,437
Cewe Stiftung & Co. KGaA	425	48,763
CTS Eventim AG & Co. KGaA	1,375	123,354
Deutsche Pfandbriefbank AG(c)	45,589	240,100
Deutsche Wohnen SE	1,224	30,547
Deutz AG	36,884	366,082
Draegerwerk AG & Co. KGaA, Preference Shares	1,474	124,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Germany-(continued)
Duerr AG	12,239	$285,854
DWS Group GmbH & Co. KGaA(c)	5,311	340,465
Evotec SE(a)(b)	15,373	125,365
Fielmann Group AG	2,009	109,866
flatexDEGIRO AG	2,231	84,740
Fraport AG Frankfurt Airport Services Worldwide(b)	3,962	340,059
Gerresheimer AG(a)	4,902	156,239
Grand City Properties S.A.(b)	14,237	181,528
GRENKE AG	4,540	78,330
Hella GmbH & Co. KGaA	724	67,484
HelloFresh SE(b)	26,308	213,555
Hensoldt AG	1,875	200,140
HOCHTIEF AG	490	140,838
Hornbach Holding AG & Co. KGaA	1,387	138,966
HUGO BOSS AG	5,471	243,047
Jenoptik AG	8,451	191,131
JOST Werke SE(c)	864	50,404
Jungheinrich AG, Preference Shares	7,480	267,681
Kloeckner & Co. SE	15,543	99,521
Krones AG	2,037	296,269
KSB SE & Co. KGaA, Preference Shares	70	72,763
KWS Saat SE & Co. KGaA	1,139	87,916
Mutares SE & Co. KGaA(a)	4,660	148,958
Nemetschek SE	1,155	133,640
Nordex SE(b)	12,539	370,784
ProSiebenSat.1 Media SE(a)	36,222	220,959
Rational AG	189	138,837
SAF-Holland SE	8,380	136,500
Salzgitter AG(a)	12,853	417,665
Sartorius AG, Preference Shares(a)	1,122	309,109
Scout24 SE(c)	3,140	363,618
SGL Carbon SE(a)(b)	2,764	9,801
Siltronic AG(a)	5,250	324,644
Sirius Real Estate Ltd.	145,804	191,493
Sixt SE	3,762	331,154
Softwareone Holding AG(a)	24,519	252,578
Stabilus SE	6,481	162,922
STO SE & Co. KGaA, Preference Shares	233	32,074
Stroeer SE & Co. KGaA	2,847	124,736
Suedzucker AG(a)	18,663	206,109
TAG Immobilien AG	18,749	311,669
TeamViewer SE(b)(c)	8,316	61,294
Traton SE(a)	2,677	86,107
TUI AG(b)	44,634	380,832
United Internet AG	16,129	498,601
Wacker Chemie AG	4,778	377,350
Wacker Neuson SE	3,858	84,117
Wuestenrot & Wuerttembergische AG	2,256	36,826
		13,123,696
Ghana-0.00%
Tullow Oil PLC(a)(b)	68,035	8,783
Hong Kong-1.67%
ASMPT Ltd.	57,421	604,273
Bank of East Asia Ltd. (The)	41,045	70,656
Cathay Pacific Airways Ltd.	186,673	265,677
Champion REIT(a)	94,084	25,265
CK Infrastructure Holdings Ltd.	55,941	363,783
Cowell e Holdings, Inc.(b)	18,619	73,952
	Shares	Value
Hong Kong-(continued)
Crystal International Group Ltd.(c)	90,203	$79,048
CTF Services Ltd.	38,661	41,766
Dah Sing Financial Holdings Ltd.	20,269	93,701
DFI Retail Group Holdings Ltd.	47,669	167,248
Fortune REIT	121,249	78,307
Futu Holdings Ltd., ADR(a)	1,829	364,044
Grand Pharmaceutical Group Ltd.	120,375	128,127
Hang Lung Properties Ltd.	449,170	500,064
HK Electric Investments & HK Electric Investments Ltd.	139,010	108,024
HKBN Ltd.(a)	139,200	122,386
Hongkong Land Holdings Ltd.	20,984	128,219
Hutchison Port Holdings Trust, Class U	274,037	57,573
Hysan Development Co. Ltd.	95,721	198,269
Johnson Electric Holdings Ltd.	77,660	364,327
Kerry Properties Ltd.	14,568	36,710
Luk Fook Holdings International Ltd.	49,257	157,452
Man Wah Holdings Ltd.	333,591	203,609
Melco International Development Ltd.(b)	44,645	26,815
Melco Resorts & Entertainment Ltd., ADR(b)	25,217	206,779
Pacific Basin Shipping Ltd.(a)	166,237	55,046
PAX Global Technology Ltd.	82,661	56,620
PCCW Ltd.	470,950	336,361
Power Assets Holdings Ltd.(a)	58,076	368,864
Sino Land Co. Ltd.	56,838	70,586
Skyworth Group Ltd.(b)	238,687	120,936
Swire Properties Ltd.	27,611	75,204
United Energy Group Ltd.(a)	660,089	42,107
United Laboratories International Holdings Ltd. (The)(a)	140,526	227,469
Vitasoy International Holdings Ltd.	67,137	65,648
VTech Holdings Ltd.	25,217	205,619
		6,090,534
Indonesia-0.10%
First Pacific Co. Ltd.	207,234	167,287
Nickel Industries Ltd.	429,757	207,702
		374,989
Iraq-0.01%
Gulf Keystone Petroleum Ltd.	15,016	35,749
Ireland-0.30%
Cairn Homes PLC	73,504	163,789
Cimpress PLC(a)(b)	3,207	221,956
Dalata Hotel Group PLC	22,401	166,401
Glanbia PLC	6,218	105,387
Glenveagh Properties PLC(b)(c)	71,988	158,445
Greencoat Renewables PLC(a)	59,743	48,542
Greencore Group PLC	67,130	210,314
		1,074,834
Israel-2.54%
Airport City Ltd.(b)	6,917	136,902
Alony Hetz Properties & Investments Ltd.	21,705	266,461
Amot Investments Ltd.	23,741	187,679
Ashtrom Group Ltd.	5,872	134,339
Azrieli Group Ltd.	2,843	300,334
Bezeq The Israeli Telecommunication Corp. Ltd.	177,542	364,134
Big Shopping Centers Ltd.	1,157	259,169
Cellcom Israel Ltd.(b)	9,366	97,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Israel-(continued)
Clal Insurance Enterprises Holdings Ltd.	6,322	$351,995
Cognyte Software Ltd.(b)	7,985	66,675
Delek Automotive Systems Ltd.(a)	3,905	32,893
Delek Group Ltd.	1,893	498,352
El Al Israel Airlines(a)(b)	14,140	58,834
Elbit Systems Ltd.	1,426	676,348
Energean PLC(a)	12,352	156,563
Enlight Renewable Energy Ltd.(b)	5,194	180,777
Equital Ltd.(b)	902	43,075
Fattal Holdings 1998 Ltd.(b)	169	30,715
FIBI Holdings Ltd.	1,500	115,382
First International Bank of Israel Ltd. (The)	5,920	426,335
Formula Systems 1985 Ltd.	530	77,038
G City Ltd.(a)	16,607	56,633
Harel Insurance Investments & Financial Services Ltd.	11,926	416,202
Isracard Ltd.	25,833	110,359
Israel Corp. Ltd.	544	192,857
Kornit Digital Ltd.(b)	3,751	50,639
Melisron Ltd.	1,932	251,807
Migdal Insurance & Financial Holdings Ltd.	35,873	128,898
Mivne Real Estate KD Ltd.	55,590	245,765
Mobileye Global, Inc., Class A(b)	8,248	108,461
Nova Ltd.(a)(b)	653	225,050
Oil Refineries Ltd.	55,781	16,307
Partner Communications Co. Ltd.	10,111	100,523
Paz Retail and Energy Ltd.	580	124,070
Perion Network Ltd.(b)	1,047	9,859
Phoenix Finance Ltd.	15,078	581,216
Plus500 Ltd.	11,578	481,810
Radware Ltd.(b)	3,067	78,607
Reit 1 Ltd.	11,689	95,904
Shikun & Binui Ltd.(a)(b)	31,658	176,575
Shufersal Ltd.	19,789	246,258
Strauss Group Ltd.	5,332	150,343
Taboola.com Ltd.(b)	26,206	93,555
Tower Semiconductor Ltd.(b)	8,203	678,900
Wix.com Ltd.(b)	1,263	183,817
		9,266,179
Italy-2.53%
ACEA S.p.A.	9,027	219,237
Amplifon S.p.A.	8,583	146,879
Ariston Holding N.V.	4,011	16,698
Azimut Holding S.p.A.	9,907	388,250
Banca Generali S.p.A.	5,593	317,191
Banca IFIS S.p.A.	5,854	151,446
Banca Mediolanum S.p.A.	27,583	555,288
Banca Popolare di Sondrio S.p.A.	23,424	393,326
BFF Bank S.p.A.(b)(c)	22,850	276,182
Brembo N.V.	25,977	280,549
Brunello Cucinelli S.p.A.(a)	188	19,079
Credito Emiliano S.p.A.	8,431	133,654
Danieli & C. Officine Meccaniche S.p.A.(a)	7,510	406,357
Davide Campari-Milano N.V.(a)	45,581	317,756
De’ Longhi S.p.A.	8,275	302,444
DiaSorin S.p.A.	1,863	165,234
doValue S.p.A.(b)(c)	2,456	7,682
Enav S.p.A.(c)	35,847	187,557
ERG S.p.A.(a)	8,024	207,267
	Shares	Value
Italy-(continued)
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	2,321	$25,483
Fincantieri S.p.A.(b)	7,709	198,607
Infrastrutture Wireless Italiane S.p.A.(a)(c)	23,628	259,982
Interpump Group S.p.A.(a)	7,421	383,516
Iren S.p.A.	138,767	410,018
Italgas S.p.A.	45,897	482,242
Maire S.p.A.	8,949	136,056
MFE-MediaForEurope N.V., Class A	77,214	273,764
OVS S.p.A.(c)	41,200	208,210
Piaggio & C S.p.A.(a)	49,001	111,707
Pirelli & C. S.p.A.(c)	55,795	392,210
Prada S.p.A.	36,080	212,872
Recordati Industria Chimica e Farmaceutica S.p.A.	6,392	380,975
Reply S.p.A.(a)	1,192	167,516
Saipem S.p.A.(a)	191,833	500,771
Salvatore Ferragamo S.p.A.(a)(b)	14,976	120,907
Sesa S.p.A.	210	19,569
SOL S.p.A.	1,575	92,342
Technogym S.p.A.(c)	7,940	144,011
Webuild S.p.A.	47,676	192,932
Webuild S.p.A., Wts., expiring 08/31/2030(b)(d)	6,553	0
		9,205,766
Ivory Coast-0.13%
Endeavour Mining PLC	11,825	474,215
Japan-30.07%
77 Bank Ltd. (The)	11,423	489,791
ABC-MART, Inc.	12,492	214,087
ACOM Co. Ltd.	63,822	182,007
Activia Properties, Inc.	282	258,113
ADEKA Corp.	14,656	332,191
Advance Residence Investment Corp.	267	289,097
AEON Financial Service Co. Ltd.	32,451	317,524
AEON Hokkaido Corp.	3,270	18,435
AEON REIT Investment Corp.(a)	249	210,885
Ahresty Corp.	4,770	24,778
Aica Kogyo Co. Ltd.	10,617	250,111
Aichi Financial Group, Inc.	7,328	189,010
Aichi Steel Corp.	13,698	235,920
Aiful Corp.	13,855	40,759
Ain Holdings, Inc.	7,454	312,428
Air Water, Inc.	5,293	73,944
Aisan Industry Co. Ltd.	10,938	148,261
Alfresa Holdings Corp.	5,935	83,882
Alps Alpine Co. Ltd.	15,891	200,233
ALSOK Co. Ltd.	57,665	394,273
Amano Corp.	8,400	222,946
and St. HD Co. Ltd.	6,243	105,384
Anritsu Corp.	29,266	432,927
AOKI Holdings, Inc.(a)	5,744	61,947
Aoyama Trading Co. Ltd.	14,626	216,316
Aozora Bank Ltd.	14,815	212,198
Arata Corp.	3,259	63,517
Arclands Corp.	15,094	171,499
Arcs Co. Ltd.	5,092	103,514
ARE Holdings, Inc.	16,824	267,239
Ariake Japan Co. Ltd.	566	19,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
artience Co. Ltd.	8,662	$176,604
As One Corp.	6,763	110,438
Asahi Intecc Co. Ltd.	10,162	161,200
Asanuma Corp.	4,830	27,152
ASICS Corp.	25,620	652,625
ASKUL Corp.	9,655	87,818
Autobacs Seven Co. Ltd.	9,866	98,607
Awa Bank Ltd. (The)	2,942	69,531
Azbil Corp.	55,970	551,915
Bank of Nagoya Ltd. (The)	8,914	227,692
BayCurrent, Inc.	3,477	159,526
Belc Co. Ltd.	1,161	54,528
Bell System24 Holdings, Inc.	1,877	16,133
Bic Camera, Inc.	24,306	245,102
BIPROGY, Inc.	9,357	378,077
Blue Zones Holdings Co., Ltd.	2,661	135,476
BML, Inc.	3,785	89,699
Bunka Shutter Co. Ltd.	5,858	77,288
C. Uyemura & Co. Ltd.	968	78,762
Calbee, Inc.(a)	14,529	270,492
Canon Marketing Japan, Inc.	8,897	370,610
Capcom Co. Ltd.	12,018	313,939
Casio Computer Co. Ltd.	52,056	408,243
CCI Group, Inc.	30,190	129,092
Central Glass Co. Ltd.	1,770	36,941
Chiba Kogyo Bank Ltd. (The)	3,673	38,337
Chiyoda Corp.(a)(b)	13,258	35,101
Chudenko Corp.	3,115	85,041
Chugin Financial Group, Inc.	22,232	310,134
Chugoku Marine Paints Ltd.(a)	6,641	177,594
Citizen Watch Co. Ltd.(a)	53,913	374,273
CKD Corp.	12,046	258,033
Colowide Co. Ltd.(a)	2,316	25,133
Comforia Residential REIT, Inc.	76	160,318
COMSYS Holdings Corp.	5,065	127,772
Cosmos Pharmaceutical Corp.	6,506	291,191
Create SD Holdings Co. Ltd.	5,919	122,711
Credit Saison Co. Ltd.	15,920	387,958
CyberAgent, Inc.	38,439	383,307
Dai-Dan Co. Ltd.	5,789	256,615
Daido Steel Co. Ltd.	32,260	305,350
Daihen Corp.	3,726	243,902
Daiichikosho Co. Ltd.	13,237	135,389
Daio Paper Corp.(a)	15,939	84,040
Daiseki Co. Ltd.	4,915	103,417
Daishi Hokuetsu Financial Group, Inc.	33,156	319,873
Daiwa House REIT Investment Corp.	410	353,443
Daiwa Office Investment Corp.	81	198,348
Daiwa Securities Living Investments Corp.	254	182,037
Daiwabo Holdings Co. Ltd.	3,751	70,094
DCM Holdings Co. Ltd.	16,921	156,956
DeNA Co. Ltd.(a)	11,904	208,782
Denka Co. Ltd.(a)	6,018	87,373
Dexerials Corp.	12,430	200,566
DIC Corp.	4,428	104,219
Digital Garage, Inc.	905	19,338
DMG Mori Co. Ltd.(a)	20,575	319,221
Doutor Nichires Holdings Co. Ltd.	7,082	110,516
Dowa Holdings Co. Ltd.(a)	2,466	89,447
DTS Corp.	18,064	150,541
	Shares	Value
Japan-(continued)
Duskin Co. Ltd.(a)	5,792	$139,689
DyDo Group Holdings, Inc.(a)	4,762	75,015
Eagle Industry Co. Ltd.	2,605	46,133
Earth Corp.	2,714	88,701
EDION Corp.	18,129	238,562
Elecom Co. Ltd.	7,575	88,613
eRex Co. Ltd.	4,860	21,160
Exedy Corp.	8,892	298,878
EXEO Group, Inc.	7,598	109,623
Ezaki Glico Co. Ltd.	9,605	307,051
FCC Co. Ltd.	9,561	193,202
Ferrotec Corp.(a)	13,725	450,077
First Bank of Toyama Ltd. (The)(a)	4,011	37,939
Food & Life Cos. Ltd.	6,720	327,874
FP Corp.	8,528	138,631
Frontier Real Estate Investment Corp.	318	186,853
Fuji Co. Ltd.(a)	7,172	91,627
Fuji Corp.	15,966	309,960
Fuji Media Holdings, Inc.(a)	3,532	78,864
Fuji Oil Co. Ltd.(a)	12,556	259,802
Fuji Oil Co. Ltd.(a)	11,226	34,730
Fuji Seal International, Inc.	4,799	84,409
Fujimi, Inc.	7,096	111,008
Fujitec Co. Ltd.	7,396	271,476
Fukuda Denshi Co. Ltd.	1,159	52,450
Fukuoka REIT Corp.	99	121,454
Fukuyama Transporting Co. Ltd.	4,094	101,729
Furukawa Co. Ltd.	5,974	117,785
Futaba Industrial Co. Ltd.	5,852	35,753
Fuyo General Lease Co. Ltd.	8,990	235,124
Geo Holdings Corp.	2,901	30,379
Global One Real Estate Investment Corp.	36	33,112
Glory Ltd.	10,802	258,199
GLP J-Reit	331	300,173
GMO Internet Group, Inc.	6,053	135,619
GMO Payment Gateway, Inc.	379	20,682
Godo Steel Ltd.	697	16,532
Goldwin, Inc.	8,397	138,750
GS Yuasa Corp.	5,463	152,606
GungHo Online Entertainment, Inc.	7,854	132,865
Gunma Bank Ltd. (The)	48,162	500,805
Gunze Ltd.	1,313	32,354
H.I.S. Co. Ltd.(a)	2,726	23,150
H.U. Group Holdings, Inc.	12,187	297,473
H2O Retailing Corp.	25,203	341,099
Hachijuni Bank Ltd. (The)	67,052	675,666
Hagiwara Electric Holdings Co. Ltd.	840	19,293
Hakuhodo DY Holdings, Inc.	29,107	210,762
Hamakyorex Co. Ltd.	5,410	53,683
Hamamatsu Photonics K.K.	41,540	465,133
Hanwa Co. Ltd.	1,519	63,381
Happinet Corp.(a)	3,794	154,599
Harmonic Drive Systems, Inc.	888	16,356
Hazama Ando Corp.	37,526	420,052
Heiwa Corp.	12,673	164,800
Heiwa Real Estate Co. Ltd.	1,634	23,923
Heiwa Real Estate REIT, Inc.	115	115,186
Heiwado Co. Ltd.	9,528	175,328
Hikari Tsushin, Inc.	1,309	346,860
Hino Motors Ltd.(b)	32,976	74,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Hirogin Holdings, Inc.	40,101	$374,791
Hirose Electric Co. Ltd.	3,011	403,519
Hisamitsu Pharmaceutical Co., Inc.	8,987	233,689
Hogy Medical Co. Ltd.	2,622	91,051
Hokkaido Electric Power Co., Inc.(a)	80,126	557,830
Hokuetsu Corp.(a)	18,631	98,841
Hokuhoku Financial Group, Inc.	20,166	494,196
Hokuriku Electric Power Co.	61,964	344,734
Horiba Ltd.	6,124	569,173
Hoshino Resorts REIT, Inc.(a)	67	112,001
Hoshizaki Corp.(a)	11,256	396,186
Hosiden Corp.	11,321	180,534
House Foods Group, Inc.	9,937	186,277
Hulic Reit, Inc.	158	175,918
Hyakugo Bank Ltd. (The)(a)	31,586	195,955
Hyakujushi Bank Ltd. (The)	4,559	159,659
Ichigo Office REIT Investment Corp.(a)	41	25,261
Idec Corp.	1,304	19,858
IDOM, Inc.	19,674	146,913
Iino Kaiun Kaisha Ltd.(a)	17,652	144,023
Inaba Denki Sangyo Co. Ltd.	4,663	137,361
Inabata & Co. Ltd.	9,787	219,274
Industrial & Infrastructure Fund Investment Corp.	264	245,371
INFRONEER Holdings, Inc.	9,365	100,364
Internet Initiative Japan, Inc.	10,825	195,380
Invincible Investment Corp.	579	258,786
Iriso Electronics Co. Ltd.(a)	1,042	20,925
Ishihara Sangyo Kaisha Ltd.	3,171	48,814
ITO EN Ltd.(a)	12,831	264,554
Itochu Enex Co. Ltd.	7,179	84,731
Itoham Yonekyu Holdings, Inc.	5,961	213,225
Itoki Corp.	1,696	27,367
Iyogin Holdings, Inc.	39,053	610,456
Izumi Co. Ltd.	8,600	160,375
J Trust Co. Ltd.(a)	7,277	19,142
J. Front Retailing Co. Ltd.	26,267	395,214
Jaccs Co. Ltd.	5,272	137,940
JAFCO Group Co. Ltd.	12,479	195,116
Japan Airport Terminal Co. Ltd.	3,852	119,730
Japan Aviation Electronics Industry Ltd.	11,412	170,497
Japan Excellent, Inc.(a)	160	152,768
Japan Hotel REIT Investment Corp.	411	239,511
Japan Lifeline Co. Ltd.	9,838	93,416
Japan Logistics Fund, Inc.	261	169,054
Japan Petroleum Exploration Co. Ltd.	44,249	369,944
Japan Prime Realty Investment Corp.(a)	415	282,410
Japan Real Estate Investment Corp.	519	428,210
Japan Securities Finance Co. Ltd.	2,653	30,477
Japan Steel Works Ltd. (The)	8,568	561,346
Japan Wool Textile Co. Ltd. (The)	3,946	41,637
Jeol Ltd.	5,835	196,168
Joyful Honda Co. Ltd.	8,799	116,424
Juroku Financial Group, Inc.	5,640	205,483
JVCKenwood Corp.	38,560	309,064
Kadokawa Corp.(a)	9,615	215,945
Kaga Electronics Co. Ltd.	7,240	167,712
Kagome Co. Ltd.(a)	11,638	201,138
Kakaku.com, Inc.	8,697	154,666
Kaken Pharmaceutical Co. Ltd.	6,674	158,801
	Shares	Value
Japan-(continued)
Kamigumi Co. Ltd.	12,577	$377,674
Kanadevia Corp.	37,866	280,675
Kanamoto Co. Ltd.(a)	5,648	131,590
Kandenko Co. Ltd.	18,041	551,569
Kaneka Corp.	2,160	59,615
Kanematsu Corp.	19,739	399,776
Katitas Co. Ltd.	1,675	27,240
Kato Sangyo Co. Ltd.	1,702	65,357
KDX Realty Investment Corp.(a)	245	271,350
Keihan Holdings Co. Ltd.(a)	13,280	269,141
Keikyu Corp.(a)	34,198	319,152
Keio Corp.	11,866	281,533
Keisei Electric Railway Co. Ltd.	37,914	302,719
Keiyo Bank Ltd. (The)	20,872	176,152
Kewpie Corp.	21,418	594,508
KH Neochem Co. Ltd.	1,792	32,058
Kinden Corp.(a)	19,875	796,420
Kissei Pharmaceutical Co. Ltd.	4,862	127,012
Ki-Star Real Estate Co. Ltd.	870	29,545
Kitz Corp.	9,506	106,606
Kiyo Bank Ltd. (The)	5,492	107,004
Kobayashi Pharmaceutical Co. Ltd.	7,051	234,530
Kobe Bussan Co. Ltd.(a)	7,203	167,199
Koei Tecmo Holdings Co. Ltd.	8,841	119,042
Kohnan Shoji Co. Ltd.	4,579	110,898
Kokusai Electric Corp.	7,576	276,937
Kokuyo Co. Ltd.	60,978	350,041
Komeri Co. Ltd.	4,345	90,428
Komori Corp.	2,428	22,811
Konoike Transport Co. Ltd.	5,140	106,346
KOSE Corp.	6,975	267,311
KPP Group Holdings Co. Ltd.(a)	4,983	24,624
Kraftia Corp.	9,902	523,982
K’s Holdings Corp.	9,797	97,155
Kumagai Gumi Co. Ltd.	33,216	301,695
Kumiai Chemical Industry Co. Ltd.(a)	19,864	87,907
Kurabo Industries Ltd.	1,995	90,744
Kureha Corp.	10,735	256,722
Kusuri no Aoki Holdings Co. Ltd.(a)	5,548	140,630
KYB Corp.(a)	8,956	227,196
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,501	108,831
Kyoritsu Maintenance Co. Ltd.	5,001	97,364
Kyoto Financial Group, Inc.	24,549	497,500
Kyushu Financial Group, Inc.(a)	51,254	293,861
LaSalle Logiport REIT	194	187,915
Lasertec Corp.(a)	1,713	347,919
Leopalace21 Corp.	19,375	79,152
Life Corp.	12,273	192,612
Lintec Corp.	10,948	278,334
Lion Corp.	35,661	351,530
M3, Inc.	25,343	355,305
Mabuchi Motor Co. Ltd.	19,779	349,541
Macnica Holdings, Inc.	32,652	465,024
Makino Milling Machine Co. Ltd.	4,350	316,137
Mandom Corp.(a)	2,325	36,593
Marubun Corp.	2,466	18,977
Maruha Nichiro Corp., Class C	10,576	236,494
Marui Group Co. Ltd.	12,857	246,664
Maruichi Steel Tube Ltd.	24,642	208,430
Maruwa Co. Ltd.	445	125,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Maruzen Showa Unyu Co. Ltd.	1,230	$55,368
Matsui Securities Co. Ltd.	3,827	19,071
Max Co. Ltd.	4,521	163,935
Maxell Ltd.	2,023	29,336
McDonald’s Holdings Co. (Japan) Ltd.(a)	8,445	330,486
MCJ Co. Ltd.	8,069	76,142
Medipal Holdings Corp.	6,658	108,367
Megachips Corp.	746	39,114
Megmilk Snow Brand Co. Ltd.	8,554	156,942
Meidensha Corp.	7,297	289,087
Meiko Electronics Co. Ltd.	2,853	187,704
MEITEC Group Holdings, Inc.	9,092	186,439
Menicon Co. Ltd.(a)	13,629	106,290
Milbon Co. Ltd.	3,962	59,530
Mirai Corp.(a)	72	22,562
MIRAIT ONE Corp.	13,808	267,658
Mitsuba Corp.	3,659	22,249
Mitsubishi Estate Logistics REIT Investment Corp.	143	114,608
Mitsubishi Logisnext Co. Ltd.	3,759	37,446
Mitsubishi Logistics Corp.	55,172	400,197
Mitsubishi Paper Mills Ltd.(a)	6,346	25,118
Mitsubishi Pencil Co. Ltd.	3,893	51,659
Mitsuboshi Belting Ltd.(a)	3,697	89,050
Mitsui E&S Co. Ltd.	16,085	654,169
Mitsui Fudosan Accommodations Fund, Inc.	227	191,369
Mitsui Fudosan Logistics Park, Inc.	236	171,130
Mitsui High-Tec, Inc.	15,849	79,076
Mitsui Matsushima Holdings Co. Ltd.(a)	6,680	56,122
Mitsui-Soko Holdings Co. Ltd.	11,413	299,621
Mitsuuroko Group Holdings Co. Ltd.	1,682	22,989
Miura Co. Ltd.	12,003	232,505
Mixi, Inc.	8,392	169,409
Mizuho Leasing Co. Ltd.	26,077	208,984
Mizuno Corp.	11,399	205,713
Mochida Pharmaceutical Co. Ltd.	982	18,766
Modec, Inc.	4,996	324,202
Monex Group, Inc.	5,116	23,509
MonotaRO Co. Ltd.	8,839	123,367
Mori Hills REIT Investment Corp.	168	159,415
Mori Trust REIT, Inc.	268	135,195
Morinaga & Co. Ltd.	13,587	234,198
Morinaga Milk Industry Co. Ltd.	20,591	444,638
Morita Holdings Corp.	3,093	46,777
Musashi Seimitsu Industry Co. Ltd.	11,292	254,839
Musashino Bank Ltd. (The)	3,556	95,700
Nabtesco Corp.	20,946	524,877
Nachi-Fujikoshi Corp.	1,259	32,217
Nagase & Co. Ltd.	2,970	64,883
Nagoya Railroad Co. Ltd.	6,609	72,321
Nakanishi, Inc.	8,307	110,026
Nankai Electric Railway Co. Ltd.	14,103	254,836
Nanto Bank Ltd. (The)	5,512	183,392
Nextage Co. Ltd.	9,429	141,738
NHK Spring Co. Ltd.	36,693	688,161
Nichias Corp.	9,367	349,648
Nichicon Corp.	14,513	145,667
Nichiha Corp.	3,066	54,554
Nifco, Inc.	15,662	454,040
Nihon Kohden Corp.	27,131	313,665
	Shares	Value
Japan-(continued)
Nihon M&A Center Holdings, Inc.	26,105	$122,993
Nihon Parkerizing Co. Ltd.	8,021	69,693
Nikkon Holdings Co. Ltd.(a)	15,106	340,823
Nippn Corp.	11,283	160,468
Nippon Carbon Co. Ltd.	657	18,483
Nippon Chemi-Con Corp.(b)	3,042	30,709
Nippon Densetsu Kogyo Co. Ltd.	3,335	62,239
Nippon Gas Co. Ltd.	13,489	258,319
Nippon Kayaku Co. Ltd.	24,944	228,180
Nippon Light Metal Holdings Co. Ltd.	12,185	177,505
Nippon Paper Industries Co. Ltd.	9,845	73,682
Nippon Prologis REIT, Inc.	522	303,718
NIPPON REIT Investment Corp.	234	147,808
Nippon Seiki Co. Ltd.	2,387	27,593
Nippon Sheet Glass Co. Ltd.(b)	17,070	63,888
Nippon Shinyaku Co. Ltd.	14,021	293,474
Nippon Shokubai Co. Ltd.	36,545	423,574
Nippon Soda Co. Ltd.	8,033	178,147
Nippon Yakin Kogyo Co. Ltd.	1,265	35,062
Nipro Corp.	27,481	268,347
Nishimatsu Construction Co. Ltd.	7,330	251,874
Nishimatsuya Chain Co. Ltd.(a)	8,433	112,874
Nishi-Nippon Financial Holdings, Inc.	24,419	417,428
Nishi-Nippon Railroad Co. Ltd.	9,463	137,517
Nisshin Oillio Group Ltd. (The)	4,603	152,143
Nisshinbo Holdings, Inc.	41,109	324,992
Nissui Corp.	18,065	125,904
Nitta Corp.	1,330	34,875
Nitto Boseki Co. Ltd.	3,724	210,275
Nitto Kogyo Corp.	4,797	114,917
NOF Corp.	25,222	448,974
Nojima Corp.	34,614	255,675
NOK Corp.	18,169	322,734
Nomura Co. Ltd.	17,002	113,139
Nomura Real Estate Holdings, Inc.	69,318	396,008
Noritake Co. Ltd.	3,829	119,980
Noritsu Koki Co. Ltd.	11,894	129,156
North Pacific Bank Ltd.(a)	71,121	333,203
Npr-Riken Corp.	1,631	33,037
NS Solutions Corp.(a)	7,155	180,348
NS United Kaiun Kaisha Ltd.(a)	956	34,190
NSD Co. Ltd.	5,604	119,776
NTN Corp.(a)	153,377	342,545
NTT UD REIT Investment Corp.(a)	168	148,821
OBIC Co. Ltd.	10,810	335,458
Odakyu Electric Railway Co. Ltd.(a)	34,224	362,093
Ogaki Kyoritsu Bank Ltd. (The)	1,388	33,238
Okamura Corp.	10,620	155,416
Okasan Securities Group, Inc.(a)	24,432	109,531
Oki Electric Industry Co. Ltd.	5,887	70,359
Okinawa Electric Power Co., Inc. (The)(a)	3,218	21,094
OKUMA Corp.	12,102	269,520
Okumura Corp.	6,377	202,225
Onward Holdings Co. Ltd.	8,619	36,185
Open House Group Co. Ltd.	9,267	446,114
Open Up Group, Inc.(a)	6,367	71,052
Organo Corp.	1,930	165,690
Orient Corp.	5,257	32,867
ORIX JREIT, Inc.	638	432,004
Osaka Soda Co. Ltd.	11,460	122,318
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
OSG Corp.(a)	18,095	$262,440
Pacific Industrial Co. Ltd.	2,248	44,847
PALTAC Corp.	4,369	128,899
Paramount Bed Holdings Co. Ltd.	5,406	123,846
Park24 Co. Ltd.(a)	15,055	176,006
Pasona Group, Inc.	1,599	19,780
Penta-Ocean Construction Co. Ltd.	71,513	654,935
PHC Holdings Corp.(a)	2,560	16,740
Pigeon Corp.(a)	23,089	261,266
Pilot Corp.	5,121	154,689
Piolax, Inc.(a)	1,162	12,952
Pola Orbis Holdings, Inc.(a)	19,579	168,750
Press Kogyo Co. Ltd.	5,290	22,428
Prima Meat Packers Ltd.	5,248	84,334
Raito Kogyo Co. Ltd.	8,970	187,790
Rakuten Bank Ltd.(b)	4,167	228,797
Rakuten Group, Inc.(b)	49,386	323,209
Relo Group, Inc.	11,960	128,794
Rengo Co. Ltd.	11,330	69,029
Resorttrust, Inc.	15,362	181,094
Ricoh Leasing Co. Ltd.(a)	2,271	83,432
Rinnai Corp.	18,997	430,733
Rohto Pharmaceutical Co. Ltd.	21,304	330,545
Round One Corp.	5,393	38,737
Ryobi Ltd.(a)	2,896	51,718
Saizeriya Co. Ltd.	3,401	111,246
Sakata INX Corp.(a)	8,407	124,147
Sakata Seed Corp.	5,659	145,053
San-A Co. Ltd.	8,675	150,953
San-Ai Obbli Co. Ltd.	4,137	54,814
Sangetsu Corp.	8,410	164,507
San-In Godo Bank Ltd. (The)	20,898	183,815
Sanken Electric Co. Ltd.(b)	3,866	185,881
Sanki Engineering Co. Ltd.	7,604	261,413
Sankyo Co. Ltd.	21,899	380,026
Sankyu, Inc.	2,146	109,614
Sanyo Denki Co. Ltd.(a)	5,739	146,804
Sapporo Holdings Ltd.(a)	6,685	321,372
Sawai Group Holdings Co. Ltd.	23,812	284,471
SCSK Corp.	13,443	494,857
Sega Sammy Holdings, Inc.	27,578	510,477
Seibu Holdings, Inc.	9,828	345,558
Seiko Group Corp.	6,092	279,868
Seiren Co. Ltd.	6,994	143,276
Sekisui House Reit, Inc.(a)	484	249,189
Senko Group Holdings Co. Ltd.(a)	27,191	355,028
Senshu Ikeda Holdings, Inc.	58,631	253,162
Seria Co. Ltd.	10,731	204,411
Seven Bank Ltd.(a)	115,582	212,401
Shibaura Machine Co. Ltd.	1,473	40,918
Shibuya Corp.	1,430	31,736
Shiga Bank Ltd. (The)	5,892	238,088
Shikoku Electric Power Co., Inc.(a)	39,304	351,046
SHIMAMURA Co. Ltd.	2,048	132,081
Shinmaywa Industries Ltd.	12,690	165,092
Ship Healthcare Holdings, Inc.	14,130	211,452
SHO-BOND Holdings Co. Ltd.(a)	4,778	151,667
Siix Corp.	2,688	24,116
Sinfonia Technology Co. Ltd.	1,263	86,960
SKY Perfect JSAT Holdings, Inc.	22,117	217,708
	Shares	Value
Japan-(continued)
Skylark Holdings Co. Ltd.(a)	20,011	$362,078
Socionext, Inc.	25,054	564,030
SOSiLA Logistics REIT, Inc.	28	22,423
Sotetsu Holdings, Inc.	11,816	198,145
Square Enix Holdings Co. Ltd.	26,009	503,319
Star Asia Investment Corp.	69	27,471
Star Micronics Co. Ltd.	1,962	21,152
Starts Corp., Inc.	4,294	133,436
Sugi Holdings Co. Ltd.	19,663	424,906
Sumida Corp.	3,491	25,375
Sumitomo Bakelite Co. Ltd.	13,378	445,138
Sumitomo Densetsu Co. Ltd.	1,936	121,875
Sumitomo Mitsui Construction Co. Ltd.(a)	7,695	29,758
Sumitomo Osaka Cement Co. Ltd.	10,709	267,608
Sumitomo Pharma Co. Ltd.(b)	81,235	885,938
Sumitomo Riko Co. Ltd.	11,892	201,316
Sumitomo Seika Chemicals Co. Ltd.(a)	597	18,499
Sumitomo Warehouse Co. Ltd. (The)	7,535	158,984
Sun Frontier Fudousan Co. Ltd.	1,737	25,741
Sundrug Co. Ltd.	15,696	423,790
Suruga Bank Ltd.	23,070	231,016
SWCC Corp.	3,974	193,149
T Hasegawa Co. Ltd.	2,305	40,399
Tachi-S Co. Ltd.	2,800	35,506
Tadano Ltd.	16,989	118,035
Taihei Dengyo Kaisha Ltd.	5,085	71,325
Taikisha Ltd.	9,709	192,286
Taiyo Holdings Co. Ltd.	4,286	229,355
Takara Holdings, Inc.(a)	32,470	330,833
Takara Standard Co. Ltd.	3,923	63,384
Takasago International Corp.	8,975	87,744
Takasago Thermal Engineering Co. Ltd.	12,080	358,592
Takeuchi Manufacturing Co. Ltd.	5,507	227,121
Takuma Co. Ltd.(a)	11,363	174,340
Tama Home Co. Ltd.(a)	873	20,464
Tamron Co. Ltd.(a)	11,766	83,587
Tamura Corp.	4,945	16,954
TBS Holdings, Inc.	12,740	440,039
TechnoPro Holdings, Inc.(a)	10,583	331,817
Teijin Ltd.	13,207	115,583
THK Co. Ltd.(a)	15,145	403,418
TKC Corp.	3,245	84,934
Toa Corp.	12,587	192,865
TOA ROAD Corp.	2,509	25,277
Toagosei Co. Ltd.	14,878	147,640
Tocalo Co. Ltd.	4,973	72,910
Toda Corp.	38,339	258,373
Toei Co. Ltd.	3,384	120,340
Toho Bank Ltd. (The)	11,929	35,316
Toho Co. Ltd.	7,895	462,946
Toho Co. Ltd.	1,166	25,083
Toho Gas Co. Ltd.	3,927	117,302
Toho Holdings Co. Ltd.(a)	12,700	407,420
Tokai Carbon Co. Ltd.	47,854	320,680
TOKAI Holdings Corp.	9,161	60,671
Tokai Rika Co. Ltd.	9,628	173,023
Tokai Tokyo Financial Holdings, Inc.	41,405	153,476
Token Corp.	1,480	135,820
Tokuyama Corp.	23,199	576,155
Tokyo Century Corp.	30,044	354,701
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
Tokyo Electron Device Ltd.	477	$9,323
Tokyo Kiraboshi Financial Group, Inc.	5,362	255,402
Tokyo Metro Co. Ltd.(a)	10,312	108,440
Tokyo Ohka Kogyo Co. Ltd.	11,432	417,343
Tokyo Seimitsu Co. Ltd.	5,053	347,738
Tokyo Steel Manufacturing Co. Ltd.	21,004	185,399
Tokyu Construction Co. Ltd.	4,543	30,909
Tokyu REIT, Inc.	106	136,105
TOMONY Holdings, Inc.	43,523	192,940
Tomy Co. Ltd.	10,553	217,171
Topcon Corp.(a)(b)	15,637	332,930
Topre Corp.	3,205	46,476
Toridoll Holdings Corp.(a)	786	22,774
Toshiba TEC Corp.	6,474	130,720
Totetsu Kogyo Co. Ltd.	2,715	74,543
Towa Pharmaceutical Co. Ltd.	6,300	116,021
Toyo Construction Co. Ltd.	14,587	164,617
Toyo Engineering Corp.(a)	4,357	73,167
Toyo Seikan Group Holdings Ltd.	5,885	132,167
Toyo Tire Corp.(a)	6,035	164,996
Toyobo Co. Ltd.	4,474	33,222
Toyota Boshoku Corp.	6,775	103,051
Transcosmos, Inc.	4,422	104,828
Trusco Nakayama Corp.	6,928	109,270
TS Tech Co. Ltd.	16,211	192,198
TSI Holdings Co. Ltd.(a)	17,362	107,773
Tsubaki Nakashima Co. Ltd.(a)	4,634	11,703
Tsubakimoto Chain Co.	13,822	193,524
Tsugami Corp.	2,805	49,734
Tsumura & Co.(a)	11,078	257,064
TV Asahi Holdings Corp.	10,588	215,536
Tv Tokyo Holdings Corp.	2,756	83,021
UACJ Corp.	33,184	428,653
Ulvac, Inc.(a)	9,901	449,263
United Arrows Ltd.	2,061	25,750
United Super Markets Holdings, Inc.	21,373	114,144
United Urban Investment Corp.	342	414,059
Universal Entertainment Corp.(a)(b)	1,747	9,789
Ushio, Inc.	19,091	316,637
USS Co. Ltd.	32,322	356,894
UT Group Co. Ltd.	951	16,941
V Technology Co. Ltd.	1,096	24,632
Valor Holdings Co. Ltd., Class C	5,172	94,710
Valqua Ltd.(a)	617	15,528
Wacoal Holdings Corp.	7,606	265,325
Wacom Co. Ltd.	25,997	141,157
Warabeya Nichiyo Holdings Co. Ltd.	1,609	32,544
Welcia Holdings Co. Ltd.	23,574	470,301
Workman Co. Ltd.	1,215	45,716
YAMABIKO Corp.	4,300	71,866
Yamae Group Holdings Co. Ltd.	1,471	24,429
Yamaguchi Financial Group, Inc.	27,865	319,359
Yamato Kogyo Co. Ltd.	5,365	338,285
Yamazen Corp.(a)	12,042	111,619
Yellow Hat Ltd.	12,853	129,472
Yodoko Ltd.	15,053	126,960
Yokogawa Bridge Holdings Corp.	6,984	124,711
Yoshinoya Holdings Co. Ltd.(a)	7,049	139,193
Yuasa Trading Co. Ltd.	1,423	46,282
Yurtec Corp.	5,981	96,455
	Shares	Value
Japan-(continued)
Zenkoku Hosho Co. Ltd.	11,899	$244,647
Zensho Holdings Co. Ltd.	5,354	333,491
Zeon Corp.	37,248	382,319
ZOZO, Inc.	16,989	146,914
		109,549,358
Luxembourg-0.12%
RTL Group S.A.(a)	9,639	372,672
SES S.A., FDR(a)	10,376	79,612
		452,284
Macau-0.11%
Sands China Ltd.	91,849	239,331
SJM Holdings Ltd.(b)	327,593	119,195
Wynn Macau Ltd.	47,607	40,472
		398,998
Mexico-0.18%
Fresnillo PLC	22,208	649,507
Mongolia-0.01%
Mongolian Mining Corp.(b)	16,411	23,911
Netherlands-1.23%
AMG Critical Materials N.V.(a)	1,973	65,596
Arcadis N.V.	6,657	318,345
argenx SE, ADR(b)	176	144,056
Basic-Fit N.V.(a)(b)(c)	4,373	129,983
BE Semiconductor Industries N.V.(a)	2,004	342,134
Corbion N.V.(a)	11,065	225,512
CTP N.V.(c)	9,893	206,578
Eurocommercial Properties N.V.	5,527	165,259
Euronext N.V.(c)	2,568	367,491
Flow Traders Ltd.(b)	7,423	204,385
Fugro N.V.(a)	19,264	196,994
JDE Peet’s N.V.	3,921	142,894
Koninklijke BAM Groep N.V.	51,785	481,361
Koninklijke Heijmans N.V, CVA	2,255	159,968
Koninklijke Vopak N.V.(a)	8,367	379,677
OCI N.V.(b)	30,942	121,541
PostNL N.V.(a)	50,387	55,830
Redcare Pharmacy N.V.(a)(b)(c)	672	55,240
TKH Group N.V., CVA	8,361	370,121
Van Lanschot Kempen N.V., CVA	5,330	312,051
Wereldhave N.V.	1,318	28,032
		4,473,048
New Zealand-0.66%
a2 Milk Co. Ltd. (The)(a)	50,255	310,783
Air New Zealand Ltd.	71,093	24,223
Auckland International Airport Ltd.	91,896	428,002
Chorus Ltd.	25,316	135,663
Contact Energy Ltd.	48,405	258,219
Fisher & Paykel Healthcare Corp. Ltd.	16,703	354,353
Fletcher Building Ltd.(b)	20,634	38,491
Genesis Energy Ltd.	14,759	21,211
Infratil Ltd.	6,267	44,326
Kiwi Property Group Ltd.	47,871	29,610
Mainfreight Ltd.	481	16,600
Mercury NZ Ltd.	46,706	173,262
Meridian Energy Ltd.	61,652	208,861
Precinct Properties Group	46,388	32,941
Ryman Healthcare Ltd.(b)	50,625	82,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
New Zealand-(continued)
SKYCITY Entertainment Group Ltd.(b)	36,634	$15,296
Spark New Zealand Ltd.	34,356	48,198
Vector Ltd.	5,233	15,013
Xero Ltd.(b)	1,766	167,162
		2,405,175
Nigeria-0.18%
Airtel Africa PLC(c)	179,748	653,761
Norway-2.13%
Aker ASA, Class A	572	44,501
Aker Solutions ASA, Class A	60,322	165,941
Austevoll Seafood ASA	16,109	151,436
BlueNord ASA(b)	1,401	64,055
Bonheur ASA	839	18,173
Borregaard ASA	7,584	143,805
DNO ASA	219,955	300,709
DOF Group ASA	9,791	87,880
Elkem ASA(b)(c)	120,248	316,672
Entra ASA(c)	9,883	110,103
Europris ASA(c)	18,866	162,859
Frontline PLC(a)	18,963	474,834
Gjensidige Forsikring ASA	18,406	495,949
Grieg Seafood ASA(b)	3,519	23,595
Hoegh Autoliners ASA	22,320	200,243
Kongsberg Gruppen ASA	13,938	355,757
Leroy Seafood Group ASA	58,213	274,430
MPC Container Ships ASA	144,308	252,821
Norconsult Norge AS	19,839	91,861
Nordic Semiconductor ASA(b)	13,286	192,391
Norske Skog ASA(b)(c)	6,234	9,651
Odfjell Drilling Ltd.	18,007	144,816
Opera Ltd., ADR(a)	5,744	84,667
Protector Forsikring ASA	1,196	53,943
SalMar ASA	5,854	329,126
SFL Corp. Ltd.(a)	18,984	141,621
Solstad Offshore ASA(b)	6,278	26,969
SpareBank 1 Nord Norge	7,600	103,177
SpareBank 1 Oestlandet	2,898	50,881
SpareBank 1 SMN	12,332	227,106
SpareBank 1 Sør-Norge ASA, Class B	20,248	348,960
Sparebanken Norge	7,681	134,001
Stolt-Nielsen Ltd.	6,162	206,932
Storebrand ASA	27,081	420,185
TGS ASA	43,768	378,166
TOMRA Systems ASA	14,822	181,166
Var Energi ASA	111,595	375,403
Veidekke ASA	5,924	91,831
Vend Marketplaces ASA, Class B	10,991	378,293
Vend Marketplaces ASA, Rts., expiring 11/13/2025(b)	10,991	24,496
Wallenius Wilhelmsen ASA	5,435	42,558
Wilh Wilhelmsen Holding ASA, Class A	1,525	76,959
		7,758,922
Peru-0.03%
Hochschild Mining PLC	28,733	124,916
Poland-1.04%
Alior Bank S.A.	8,894	248,034
Allegro.eu S.A.(b)(c)	25,124	234,795
Asseco Poland S.A.	5,756	335,080
	Shares	Value
Poland-(continued)
Bank Handlowy w Warszawie S.A.(a)	2,129	$60,060
Bank Millennium S.A.(a)(b)	41,907	175,555
Budimex S.A.(a)	830	131,878
CCC S.A.(a)(b)	1,747	71,562
CD Projekt S.A.(a)	2,143	147,360
Cyfrowy Polsat S.A.(a)(b)	46,949	168,617
Dino Polska S.A.(b)(c)	17,720	211,825
Enea S.A.	18,983	106,574
Eurocash S.A.(b)	11,000	24,010
Grupa Azoty S.A.(a)(b)	6,607	33,509
Grupa Kety S.A.(a)	739	186,138
Jastrzebska Spolka Weglowa S.A.(a)(b)	20,636	144,695
KRUK S.A.(a)	1,648	202,749
LPP S.A.	66	320,637
mBank S.A.(a)(b)	835	222,532
Orange Polska S.A.(a)	66,401	161,958
PGE Polska Grupa Energetyczna S.A.(b)	31,925	96,884
Santander Bank Polska S.A.	3,219	424,276
Tauron Polska Energia S.A.(b)	27,382	74,187
		3,782,915
Portugal-0.43%
Banco Comercial Portugues S.A., Class R	530,186	468,626
CTT-Correios de Portugal S.A.	4,735	41,224
Mota-Engil SGPS S.A.	4,050	28,053
Navigator Co. S.A. (The)(a)	47,586	164,998
NOS SGPS S.A.	43,337	188,038
REN - Redes Energeticas Nacionais SGPS S.A.	91,454	344,718
Sonae SGPS S.A.	202,284	330,008
		1,565,665
Singapore-2.42%
AEM Holdings Ltd.(b)	9,843	14,329
BW LPG Ltd.(a)(c)	23,988	318,052
CapitaLand Ascott Trust	352,909	255,951
CapitaLand India Trust	145,132	134,866
CapitaLand Integrated Commercial Trust	1,684	3,062
CapitaLand Investment Ltd.	167,328	339,052
CDL Hospitality Trusts	78,469	49,720
City Developments Ltd.	89,071	494,798
ComfortDelGro Corp. Ltd.	72,477	81,276
ESR-REIT	67,689	148,706
Frasers Centrepoint Trust	112,422	202,123
Frasers Logistics & Commercial Trust(a)(c)	499,566	366,389
Genting Singapore Ltd.(a)	584,849	327,875
Grab Holdings Ltd., Class A(b)	79,713	479,075
Hafnia Ltd.	54,314	338,774
IGG, Inc.	121,919	61,100
Jardine Cycle & Carriage Ltd.	12,599	314,628
Kenon Holdings Ltd.	2,316	120,791
Keppel DC REIT	114,981	211,007
Keppel Infrastructure Trust	276,970	97,896
Keppel REIT	319,231	257,617
Kulicke & Soffa Industries, Inc.	9,205	367,556
Lendlease Global Commercial REIT	248,238	122,057
Mapletree Industrial Trust(a)	221,807	362,788
Mapletree Logistics Trust(a)	327,285	336,835
Mapletree Pan Asia Commercial Trust	384,138	425,045
NetLink NBN Trust(a)(c)	259,409	195,309
SATS Ltd.	80,036	210,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Singapore-(continued)
Seatrium Ltd.(a)	163,976	$273,583
Sembcorp Industries Ltd.	78,353	392,637
Sheng Siong Group Ltd.	70,207	125,106
Singapore Exchange Ltd.	33,115	429,735
Singapore Post Ltd.(a)	332,637	107,475
Singapore Technologies Engineering Ltd.	69,549	453,168
Suntec REIT	257,158	264,771
Venture Corp. Ltd.	10,580	121,089
		8,804,456
South Africa-0.04%
Scatec ASA(b)(c)	15,136	159,846
South Korea-8.38%
Amorepacific Corp.(a)	4,965	420,523
AMOREPACIFIC Holdings Corp.(a)	8,535	151,904
Asiana Airlines, Inc.(b)	7,163	44,271
BGF retail Co. Ltd.(a)	2,325	168,934
BH Co. Ltd.	8,457	108,649
Binggrae Co. Ltd.	1,178	59,694
BNK Financial Group, Inc.	9,342	90,438
Celltrion, Inc.	819	100,807
Cheil Worldwide, Inc.(a)	13,940	198,934
Chong Kun Dang Pharmaceutical Corp.	1,497	86,901
CJ CheilJedang Corp.	293	47,121
CJ Corp.	1,294	154,800
CJ ENM Co. Ltd.(b)	4,080	200,604
CJ Logistics Corp.	3,371	194,638
Com2uSCorp.	2,852	68,142
Cosmax, Inc.	258	36,945
Coway Co. Ltd., (Acquired 03/18/2022 - 09/19/2025; Cost $336,415)(e)	7,460	466,472
Daeduck Electronics Co. Ltd.	8,251	218,638
Daesang Corp.	8,671	126,685
Daesang Holdings Co. Ltd.	3,109	20,148
Daewoo Engineering & Construction Co. Ltd.(a)(b)	56,150	147,282
Daishin Securities Co. Ltd.	9,269	188,930
Daou Data Corp.	2,017	24,827
Daou Technology, Inc.	3,180	86,880
DB HiTek Co. Ltd.	6,635	272,571
Delivery Hero SE(b)(c)	6,691	170,178
DL E&C Co. Ltd.	2,003	59,918
DL Holdings Co. Ltd.(a)	3,426	93,437
Dongjin Semichem Co. Ltd.	5,092	152,164
Dongwon Industries Co. Ltd.	1,471	49,946
Doosan Bobcat, Inc.(b)	13,979	590,098
Doosan Co. Ltd.	2,411	1,593,104
DoubleDown Interactive Co. Ltd., ADR(b)	1,184	10,538
Ecopro BM Co. Ltd.(b)	1,320	147,698
Ecopro Co. Ltd.	4,431	272,869
E-MART, Inc.	1,486	75,271
F&F Co. Ltd.	2,459	105,717
Gravity Co. Ltd., ADR(b)	616	35,648
Green Cross Corp.	1,096	99,598
Green Cross Holdings Corp.	2,936	32,445
GS Engineering & Construction Corp.	6,343	83,072
GS Holdings Corp.	1,416	47,594
GS P&L Co. Ltd.(b)	396	10,644
GS Retail Co. Ltd.	9,302	115,612
Hanjin Kal Corp.	466	34,202
	Shares	Value
South Korea-(continued)
Hankook & Co. Co. Ltd.	1,989	$32,826
Hanmi Pharm Co. Ltd.	499	148,504
Hanon Systems(a)(b)	52,596	160,694
Hansol Chemical Co. Ltd.(a)	1,227	199,394
Hanwha Aerospace Co. Ltd.	1,408	965,782
Hanwha Corp.	2,312	154,636
Hanwha Investment & Securities Co. Ltd.(b)	5,875	21,984
Hanwha Life Insurance Co. Ltd.(b)	71,705	152,255
Hanwha Ocean Co. Ltd.(b)	2,555	246,279
Hanwha Systems Co. Ltd.	4,857	203,906
Hanwha Vision Co. Ltd.(b)	870	30,614
Harim Holdings Co. Ltd., Class C(a)	17,072	88,482
HD Hyundai Construction Equipment Co. Ltd.	3,311	231,929
HD Hyundai Electric Co. Ltd.	523	317,747
HD Hyundai Heavy Industries Co. Ltd.	956	402,591
HD Hyundai Infracore Co. Ltd.(b)	31,649	337,659
HD Hyundai Mipo Co. Ltd.	1,895	320,998
HDC Holdings Co. Ltd.	6,797	87,714
HDC Hyundai Development Co-Engineering & Construction, Class E	14,218	192,054
Hite Jinro Co. Ltd.(a)	7,713	101,844
HK inno.N Corp.(b)	649	22,478
HL Mando Co. Ltd.	11,890	320,581
Hotel Shilla Co. Ltd.(b)	6,078	207,258
HS Hyosung Advanced Materials Corp.	795	103,152
HYBE Co. Ltd.(b)	797	190,385
Hyosung Corp.	927	82,236
Hyosung Heavy Industries Corp.	460	686,155
Hyosung TNC Corp.	822	119,829
Hyundai Department Store Co. Ltd.	3,394	192,276
Hyundai Elevator Co. Ltd.	2,850	151,061
Hyundai Glovis Co. Ltd.(a)	1,524	201,418
Hyundai Green Food Co. Ltd.	2,114	22,326
Hyundai Marine & Fire Insurance Co. Ltd.(a)(b)	19,236	368,065
Hyundai Rotem Co. Ltd.	3,573	577,259
Hyundai Steel Co.	3,618	83,587
Hyundai Wia Corp.	4,302	176,562
iM Financial Group Co. Ltd.(a)	29,275	271,619
Itcenglobal Co. Ltd.(b)	2,687	35,203
JB Financial Group Co. Ltd.(a)	24,322	382,920
Kakao Games Corp.(b)	1,373	15,485
KakaoBank Corp.	9,058	146,819
Kangwon Land, Inc.	16,412	194,304
KCC Corp.(a)	1,274	392,321
KCC Glass Corp.	946	17,223
KEPCO Plant Service & Engineering Co. Ltd.	3,814	135,285
KG Chemical Corp.(a)	5,791	19,763
KG Dongbu Steel	5,176	19,774
KG Eco Solution Co. Ltd.	2,851	11,329
KIWOOM Securities Co. Ltd.	1,911	396,940
Kolmar Korea Co. Ltd.(b)	767	41,401
Kolon Industries, Inc.(a)	6,268	156,298
Korea Aerospace Industries Ltd.(a)	4,174	302,415
Korea Electric Terminal Co. Ltd.	1,576	68,343
Korea Gas Corp.	1,651	48,269
Korea Investment Holdings Co. Ltd.(a)	6,855	873,984
Korea Line Corp.(b)	21,013	27,671
Korea Petrochemical Ind Co. Ltd.	1,479	135,724
Korean Reinsurance Co.	15,981	118,921
Krafton, Inc.(b)	2,128	411,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
South Korea-(continued)
Kumho Petrochemical Co. Ltd.(a)	809	$65,759
Kumho Tire Co., Inc.(b)	18,953	62,710
L&F Co. Ltd.(a)(b)	1,878	160,333
LF Corp.	2,315	29,660
LG Energy Solution Ltd.(b)	972	321,778
LG Uplus Corp.	10,303	110,135
LIG Nex1 Co. Ltd.	248	90,314
LOTTE Chilsung Beverage Co. Ltd.	1,049	84,831
LOTTE Corp.	7,951	162,837
LOTTE Fine Chemical Co. Ltd.	3,665	117,115
Lotte Rental Co. Ltd.	1,791	36,797
LOTTE Shopping Co. Ltd.(a)	3,287	149,999
LS Electric Co. Ltd.	1,599	485,392
LX International Corp.	10,952	231,398
LX Semicon Co. Ltd.	2,159	86,592
Macquarie Korea Infrastructure Fund(a)	28,204	217,517
Meritz Financial Group, Inc.	4,177	323,693
Mirae Asset Securities Co. Ltd.	36,517	671,408
Misto Holdings Corp.	6,220	160,436
NCSoft Corp.(a)	3,064	472,940
Netmarble Corp., (Acquired 09/27/2022 - 09/19/2025; Cost $197,643)(c)(e)	4,866	184,397
NH Investment & Securities Co. Ltd.	24,372	347,450
NHN Corp.	3,613	73,305
NongShim Co. Ltd.(a)	745	227,799
OCI Holdings Co. Ltd.	4,247	339,577
Orion Corp.	3,163	220,255
Orion Holdings Corp.	5,998	79,858
Otoki Corp.	154	41,964
Pan Ocean Co. Ltd.(a)	84,231	226,268
Poongsan Corp.(a)	4,964	381,775
POSCO Future M Co. Ltd.(b)	1,105	167,426
Posco International Corp.(a)	9,391	361,762
S-1 Corp.(a)	2,274	119,579
Samsung Biologics Co. Ltd.(b)(c)	258	221,104
Samsung Card Co. Ltd.	3,431	119,196
Samsung Heavy Industries Co. Ltd.(b)	22,626	468,853
Samsung Securities Co. Ltd.	9,642	521,842
Samyang Holdings Corp.(b)	705	51,759
SD Biosensor, Inc.	10,435	69,886
Seah Besteel Holdings Corp.	1,445	27,820
SeAH Steel Holdings Corp.	372	37,399
Sebang Global Battery Co. Ltd.	396	18,083
Seegene, Inc.	8,660	153,598
Seoul Semiconductor Co. Ltd.(b)	2,954	12,977
Seoyon E-Hwa Co. Ltd.	1,212	11,039
SFA Engineering Corp.	4,347	75,350
Shinsegae, Inc.(a)	1,734	211,343
Simmtech Co. Ltd.	947	41,654
SK Chemicals Co. Ltd.	1,854	82,153
SK Discovery Co. Ltd.	1,220	50,784
SK Gas Ltd.	446	81,495
SK IE Technology Co. Ltd.(b)(c)	396	8,507
SK Networks Co. Ltd.	20,460	65,128
SK Square Co. Ltd.(b)	2,104	381,909
SKC Co. Ltd.(b)	1,993	177,587
SL Corp.	4,533	115,175
SOLUM Co. Ltd.(b)	972	12,190
Soulbrain Co. Ltd.(a)	661	130,732
Sungwoo Hitech Co. Ltd.	5,922	28,062
	Shares	Value
South Korea-(continued)
Taihan Cable & Solution Co. Ltd.(b)	9,247	$156,286
UNID Co. Ltd.	348	16,397
WONIK IPS Co. Ltd.	6,992	313,601
Wooree Bio Co. Ltd.(b)	9,044	13,402
Youngone Corp.(a)	3,347	135,713
Youngone Holdings Co. Ltd.	628	62,595
Yuhan Corp.(a)	3,218	266,228
		30,544,798
Spain-1.61%
Acciona S.A.(a)	2,522	558,976
Almirall S.A.(a)	10,941	157,680
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	18,682	113,226
Befesa S.A.(c)	7,080	234,791
CIE Automotive S.A.	5,960	200,149
Colonial SFL Socimi S.A.	64,676	409,805
Construcciones y Auxiliar de Ferrocarriles S.A.	2,871	181,525
Corporacion ACCIONA Energias Renovables S.A.(a)	7,210	198,620
Ebro Foods S.A.	3,914	79,880
EDP Renovaveis S.A.(a)	34,746	508,694
Elecnor, S.A.	3,792	123,866
Ence Energia y Celulosa S.A.(a)	9,440	28,870
Faes Farma S.A.	23,163	119,382
Fluidra S.A.	9,933	287,892
Gestamp Automocion S.A.(a)(c)	59,758	231,537
Grupo Catalana Occidente S.A.	3,614	206,483
Indra Sistemas S.A.(a)	11,186	619,613
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	42,504	56,407
Logista Integral S.A.	5,032	167,928
Melia Hotels International S.A.	4,167	34,529
Obrascon Huarte Lain S.A.(b)	61,324	32,206
Prosegur Cia de Seguridad S.A.	11,181	36,552
Sacyr S.A.	71,346	314,274
Tecnicas Reunidas S.A.(b)	4,504	161,424
Unicaja Banco S.A.(c)	102,011	275,781
Vidrala S.A.(a)	1,947	185,713
Vidrala S.A., Rts., expiring 11/12/2025(b)	1,947	9,214
Viscofan S.A.	5,358	333,437
		5,868,454
Sweden-3.56%
AAK AB(a)	14,622	409,204
AcadeMedia AB(c)	10,006	110,587
AddLife AB, Class B	7,158	154,765
Addtech AB, Class B	6,839	230,599
AFRY AB	15,421	264,765
Alleima AB	31,567	272,843
Arjo AB, Class B	36,293	115,261
Atea ASA(b)	5,787	88,272
Atrium Ljungberg AB(a)	28,744	103,557
Attendo AB(c)	12,645	107,376
Avanza Bank Holding AB	4,434	170,558
Axfood AB(a)	12,068	329,111
Beijer Ref AB(a)	16,875	266,878
Betsson AB, Class B(a)	14,226	221,888
Bilia AB, Class A	6,310	88,414
Billerud AB(a)	12,157	112,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Sweden-(continued)
Bravida Holding AB(c)	25,223	$213,366
Bure Equity AB	661	19,375
Catena AB(a)	2,497	121,082
Cibus Nordic Real Estate AB (publ)(a)	2,560	44,406
Cint Group AB(b)	22,149	8,419
Clas Ohlson AB, Class B	1,485	54,200
Cloetta AB, Class B	11,557	43,074
Corem Property Group AB, Class B(a)	220,400	89,704
Dios Fastigheter AB	14,866	101,395
Dometic Group AB(a)(c)	76,705	375,241
Dustin Group AB(a)(b)(c)	43,732	9,459
Electrolux Professional AB(a)	11,312	78,631
Elekta AB, Class B	60,284	306,663
Embracer Group AB, Class A(a)(b)	14,224	148,359
EQT AB(a)	3,935	136,095
Fabege AB(a)	37,192	328,008
Fastighets AB Balder, Class B(a)(b)	41,497	304,624
Getinge AB, Class B(a)	20,169	472,859
Granges AB	14,112	206,667
Hexpol AB(a)	35,558	323,565
Hufvudstaden AB, Class A(a)	12,438	165,451
Indutrade AB	11,850	317,036
Instalco AB(a)(c)	6,870	17,422
Intrum AB(b)	29,259	132,740
Investment AB Latour, Class B	1,643	41,897
Inwido AB(a)	5,153	77,529
JM AB(a)	19,479	277,549
L E Lundbergforetagen AB, Class B	1,967	105,366
Lagercrantz Group AB, Class B	1,847	45,223
Lifco AB, Class B	5,625	217,355
Lindab International AB(a)	8,086	193,594
Loomis AB	9,965	401,772
MEKO AB	3,903	31,597
Modern Times Group MTG AB, Class B(b)	4,329	58,240
Munters Group AB(c)	6,545	110,862
Mycronic AB(a)	5,871	137,839
NCAB Group AB(b)	5,414	33,305
NCC AB, Class B	17,168	391,679
New Wave Group AB, Class B(a)	8,707	102,701
Nolato AB, Class B	20,255	134,154
Nordnet AB publ(a)	2,028	58,607
Nyfosa AB	17,157	146,064
Pandox AB	6,395	127,695
Peab AB, Class B(a)	31,991	259,117
Ratos AB, Class B	44,037	178,297
Saab AB, Class B(a)	8,794	484,298
Sagax AB, Class B(a)	9,418	211,519
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	711,749	391,058
Scandic Hotels Group AB(c)	19,877	193,362
Stillfront Group AB(b)	22,146	15,037
Storskogen Group AB, Class B	90,063	93,134
Sweco AB, Class B	14,327	258,362
Swedish Orphan Biovitrum AB, Class B(b)	13,005	448,431
Thule Group AB(a)(c)	10,748	275,593
Vitrolife AB(a)	1,121	17,316
Wallenstam AB, Class B(a)	34,072	157,784
Wihlborgs Fastigheter AB	24,479	238,069
		12,978,910
	Shares	Value
Switzerland-3.32%
Accelleron Industries AG(b)	3,305	$271,589
Allreal Holding AG(b)	1,705	408,525
ALSO Holding AG	943	271,629
Arbonia AG	1,726	10,941
Aryzta AG(b)	3,251	208,965
Avolta AG(b)	6,178	326,479
Bachem Holding AG(a)(b)	1,486	108,083
Banque Cantonale Vaudoise(a)	2,445	284,588
Belimo Holding AG	380	411,021
Bell Food Group AG(b)	90	25,887
BKW AG	1,935	434,147
Bossard Holding AG, Class A	420	91,495
Bucher Industries AG	231	102,756
Burckhardt Compression Holding AG	171	118,566
Cembra Money Bank AG	3,335	382,318
Comet Holding AG	454	111,232
CRISPR Therapeutics AG(a)(b)	5,319	340,363
Daetwyler Holding AG, BR	660	122,008
DKSH Holding AG	1,432	100,110
DocMorris AG(b)	444	3,064
dormakaba Holding AG	2,640	226,062
EFG International AG(b)	7,961	166,424
Emmi AG	237	211,115
EMS-Chemie Holding AG	475	326,153
Flughafen Zureich AG(b)	1,242	367,783
Forbo Holding AG(a)	154	141,849
Galderma Group AG, Class A	1,215	226,202
Garrett Motion, Inc.(a)	9,766	165,436
Georg Fischer AG	3,997	282,929
Huber + Suhner AG	1,925	353,436
Implenia AG	651	51,786
Inficon Holding AG(a)	1,015	122,071
International Workplace Group PLC	129,811	386,376
Interroll Holding AG, Class R	52	160,867
Kardex Holding AG	316	119,157
Komax Holding AG, Class R(b)	127	10,491
Landis+Gyr Group AG(b)	5,573	404,740
Luzerner Kantonalbank AG(a)	902	91,986
Mobilezone Holding AG	1,409	21,111
Mobimo Holding AG(b)	575	244,339
OC Oerlikon Corp. AG	43,067	154,391
On Holding AG, Class A(b)	2,143	79,612
SFS Group AG(b)	1,536	208,827
Siegfried Holding AG(b)	1,639	158,491
SIG Group AG(b)	20,636	231,301
St Galler Kantonalbank AG	185	117,641
Stadler Rail AG(a)	8,108	199,316
Straumann Holding AG(b)	2,997	377,667
Sulzer AG	1,518	254,328
Swissquote Group Holding S.A.	261	166,238
Tecan Group AG, Class R(b)	1,229	224,991
Temenos AG	3,488	330,151
TORM PLC, Class A	12,334	266,441
u-blox Holding AG(a)(b)	208	35,054
Valiant Holding AG	1,706	281,495
VAT Group AG(c)	928	406,562
Vaudoise Assurances Holding S.A.	97	74,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
Switzerland-(continued)
Vontobel Holding AG, Class R	3,760	$285,828
Zehnder Group AG	314	27,738
		12,094,832
Taiwan-0.08%
FIT Hon Teng Ltd.(a)(b)(c)	365,184	273,152
Turkey-0.19%
Eldorado Gold Corp.(b)	26,852	688,955
Ukraine-0.00%
Ferrexpo PLC(b)	18,728	14,088
United Kingdom-6.61%
4imprint Group PLC	2,555	111,903
AG Barr PLC	7,903	69,473
AJ Bell PLC	4,936	34,851
Allfunds Group PLC	38,599	293,814
Ashmore Group PLC(a)	73,923	182,523
ASOS PLC(a)(b)	9,797	32,791
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	10,497	8,692
Auto Trader Group PLC(c)	25,575	262,406
Babcock International Group PLC	33,227	530,664
Bakkavor Group PLC(c)	26,100	76,078
Balfour Beatty PLC	15,862	140,206
Beazley PLC	35,201	430,692
Big Yellow Group PLC	23,574	344,854
Bodycote PLC(a)	25,824	209,396
Breedon Group PLC	45,993	208,221
Bridgepoint Group PLC(a)(c)	18,648	73,863
Chemring Group PLC	31,738	239,277
Clarkson PLC	3,186	151,876
Close Brothers Group PLC(a)(b)	67,053	369,916
Coats Group PLC	146,400	157,347
Computacenter PLC	9,764	367,978
ConvaTec Group PLC(c)	131,491	422,343
Cranswick PLC	6,331	410,769
Crest Nicholson Holdings PLC(a)	12,754	27,732
Currys PLC	27,203	50,217
CVS Group PLC	4,676	76,289
Derwent London PLC	17,099	395,981
Diploma PLC	4,875	359,685
Domino’s Pizza Group PLC	49,288	126,065
Dowlais Group PLC	56,384	61,261
Dr. Martens PLC	110,530	132,226
Dunelm Group PLC	14,305	210,118
easyJet PLC	72,014	458,551
Elementis PLC	65,630	141,880
Empiric Student property PLC	58,599	60,021
Endava PLC, ADR(a)(b)	5,651	52,385
Essentra PLC	9,302	11,898
Evoke PLC(b)	16,266	9,207
Firstgroup PLC	114,097	315,213
Frasers Group PLC(a)(b)	25,112	241,099
Future PLC	19,283	155,504
Games Workshop Group PLC	1,568	328,390
Gamma Communications PLC	6,242	81,501
GB Group PLC	23,865	73,882
Genuit Group PLC	32,822	159,597
Genus PLC	6,714	217,261
Grafton Group PLC	27,666	345,992
	Shares	Value
United Kingdom-(continued)
Grainger PLC	86,110	$212,187
Great Portland Estates PLC	45,568	199,501
Greggs PLC(a)	12,186	258,316
Halfords Group PLC	10,137	19,917
Hammerson PLC	51,992	208,653
Harbour Energy PLC	104,193	308,446
Hays PLC(a)	46,222	35,897
Hikma Pharmaceuticals PLC	15,186	367,384
Hill & Smith PLC	6,565	185,791
Hilton Food Group PLC	9,421	79,678
Howden Joinery Group PLC	36,413	413,622
Hunting PLC	25,886	116,261
Ibstock PLC(a)(c)	62,695	112,640
InterContinental Hotels Group PLC	2,658	320,664
J D Wetherspoon PLC(a)	12,500	106,060
James Halstead PLC	13,578	24,904
JET2 PLC	10,728	187,364
John Wood Group PLC(a)(b)(d)	100,974	22,017
Just Group PLC	88,421	246,863
Keller Group PLC	10,437	217,740
Kier Group PLC	97,755	278,189
Lancashire Holdings Ltd.	29,556	259,568
Liontrust Asset Management PLC	3,346	13,669
LondonMetric Property PLC	179,113	448,158
Marshalls PLC	46,437	103,018
Mitchells & Butlers PLC(b)	20,900	66,842
Mitie Group PLC	139,993	302,835
Mobico Group PLC(b)	33,038	11,409
Molten Ventures PLC(b)	18,057	110,214
MONY Group PLC	71,598	182,616
Morgan Advanced Materials PLC	38,804	104,073
Morgan Sindall Group PLC	4,641	283,596
Ninety One PLC	52,344	159,135
Ocado Group PLC(a)(b)	54,580	157,211
OSB Group PLC	66,565	471,865
Oxford Instruments PLC	4,884	121,189
PageGroup PLC	44,432	137,931
Paragon Banking Group PLC	28,118	306,701
Pepco Group N.V.(a)(c)	24,644	185,771
Petershill Partners PLC(c)	10,669	43,670
Petrofac Ltd.(a)(b)(d)	387,808	1,013
Pets at Home Group PLC	96,484	271,819
Pinewood Technologies Group PLC(b)	3,921	18,979
Playtech PLC	5,061	17,519
Polar Capital Holdings PLC	10,093	76,096
Premier Foods PLC	65,902	158,088
Primary Health Properties PLC	326,422	401,936
QinetiQ Group PLC	59,060	372,988
Quilter PLC(c)	55,474	132,463
Rathbones Group PLC	3,844	90,112
Renew Holdings PLC	7,966	97,025
Renishaw PLC	3,492	162,376
Rightmove PLC	20,043	176,007
Rotork PLC	73,151	329,353
RWS Holdings PLC	58,167	59,172
S4 Capital PLC	38,868	12,056
Safestore Holdings PLC	30,386	285,655
Savills PLC	17,202	227,980
Senior PLC	63,913	160,105
Serco Group PLC	185,963	620,624
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025
	Shares	Value
United Kingdom-(continued)
Serica Energy PLC(a)	52,567	$150,259
Shaftesbury Capital PLC	109,578	202,443
Softcat PLC	6,928	146,000
Spirax Group PLC	4,424	412,686
Spire Healthcare Group PLC(c)	33,265	102,571
SSP Group PLC	91,017	183,968
Supermarket Income REIT PLC	130,607	135,923
Telecom Plus PLC	7,917	184,688
THG PLC(a)(b)	314,168	192,032
TP ICAP Group PLC	114,723	395,721
Travis Perkins PLC	8,932	73,858
Tritax Big Box REIT PLC	153,743	303,532
Unite Group PLC (The)	36,235	270,316
Vesuvius PLC	42,466	209,586
Victrex PLC	11,699	99,422
Watches of Switzerland Group PLC(b)(c)	36,549	188,672
WH Smith PLC	12,761	113,369
Wise PLC, Class A(b)	2,324	29,556
Workspace Group PLC	24,713	135,794
Yellow Cake PLC(a)(b)(c)	13,464	104,319
Zigup PLC	37,265	169,786
		24,089,320
United States-1.65%
Alkermes PLC(b)	9,295	285,356
Atlassian Corp., Class A(b)	1,499	253,961
Bausch + Lomb Corp.(b)	7,255	109,823
Burford Capital Ltd.(a)	11,895	116,867
Buzzi S.p.A.	10,542	635,938
Carnival PLC, ADR(b)	10,660	277,267
Constellium SE(b)	23,241	365,581
Curaleaf Holdings, Inc.(b)	38,399	108,251
CyberArk Software Ltd.(b)	300	156,234
Diversified Energy Co. PLC(a)(c)	16,937	213,763
Dole PLC	15,542	198,005
Ferrovial SE	7,866	483,341
	Shares	Value
United States-(continued)
Galaxy Digital, Inc.(b)	3,038	$106,416
GFL Environmental, Inc.	8,647	378,428
Inmode Ltd.(b)	5,448	80,467
MDA Space Ltd.(b)	6,453	126,099
Monday.com Ltd.(b)	245	50,284
Oracle Corp.	2,412	222,441
Reliance Worldwide Corp. Ltd.	100,453	272,527
RHI Magnesita N.V.	1,182	32,621
Samsonite Group S.A.(a)(c)	139,610	291,871
Sims Ltd.	6,014	62,771
Sinch AB(a)(b)(c)	130,534	473,071
SolarEdge Technologies, Inc.(a)(b)	18,279	641,410
Titan S.A.	1,645	73,171
		6,015,964
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $313,506,085)		362,921,270
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.40%
Invesco Private Government Fund, 4.13%(f)(g)(h)	14,588,985	14,588,985
Invesco Private Prime Fund, 4.30%(f)(g)(h)	37,879,001	37,890,365
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,479,309)		52,479,350
TOTAL INVESTMENTS IN SECURITIES-114.00% (Cost $365,985,394)		415,400,620
OTHER ASSETS LESS LIABILITIES-(14.00)%		(51,024,185)
NET ASSETS-100.00%		$364,376,435

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $14,045,321, which represented 3.85% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The aggregate value of these securities at October 31, 2025 was $650,869, which represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
October 31, 2025

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,365,647	$(12,365,647)	$-	$-	$-	$5,255
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,509,156	56,518,691	(59,438,862)	-	-	14,588,985	752,044 *
Invesco Private Prime Fund	45,772,846	126,841,120	(134,722,560)	2,340	(3,381)	37,890,365	2,013,770 *
Total	$63,282,002	$195,725,458	$(206,527,069)	$2,340	$(3,381)	$52,479,350	$2,771,069

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco RAFI Emerging Markets ETF (PXH)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.56%
Brazil-10.47%
Ambev S.A.	1,553,277	$3,666,035
B3 S.A. - Brasil, Bolsa, Balcao	1,115,382	2,622,162
Banco Bradesco S.A., Preference Shares	3,982,506	13,429,952
Banco BTG Pactual S.A., Series CPO	41,400	375,319
Banco do Brasil S.A.	1,586,396	6,451,459
Banco Santander Brasil S.A., Series CPO	68,500	396,106
Braskem S.A., Class A, Preference Shares(a)	78,309	98,302
Centrais Eletricas Brasileiras S.A.	537,362	5,560,070
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	93,092	2,278,919
Cia Energetica de Minas Gerais, Preference Shares	1,070,008	2,253,213
Cia Paranaense de Energia - Copel, Class B, Preference Shares	840,080	2,171,511
Cia Siderurgica Nacional S.A.	1,209,282	2,119,834
Cosan S.A.(a)	1,032,365	1,178,991
Embraer S.A.	50,167	810,382
Energisa S.A.	22,400	215,591
Equatorial Energia S.A.	315,100	2,144,493
Gerdau S.A., Preference Shares	1,500,354	5,276,864
Hapvida Participacoes e Investimentos S.A.(a)(b)	216,886	1,259,796
Itau Unibanco Holding S.A., Preference Shares	1,921,535	14,073,024
Itausa S.A., Preference Shares	232,049	502,005
Klabin S.A.	354,680	1,188,161
Localiza Rent a Car S.A.	225,800	1,653,724
Lojas Renner S.A.	100,621	277,284
MBRF Global Foods Co. S.A.	183,100	607,596
Metalurgica Gerdau S.A., Preference Shares	1,323,500	2,725,572
Motiva Infraestrutura de Mobilidade S.A.	116,400	343,246
Natura Cosmeticos S.A.(a)	416,900	697,524
Petroleo Brasileiro S.A., Preference Shares	8,773,145	48,466,814
Sendas Distribuidora S.A.	138,100	220,543
Suzano S.A.	252,668	2,293,889
Telefonica Brasil S.A.	404,380	2,405,938
TIM S.A.	71,700	323,407
Ultrapar Participacoes S.A.	725,892	2,885,964
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares(a)	125,700	132,349
Vale S.A.	3,231,261	39,158,072
Vibra Energia S.A.	1,359,498	6,008,385
WEG S.A.	130,500	1,020,222
		177,292,718
Canada-0.02%
Canadian Solar, Inc.(a)(c)	13,110	272,164
Chile-0.56%
Banco de Chile	10,307,403	1,808,298
Banco Santander Chile	5,916,742	427,678
Cencosud S.A.	379,594	1,176,240
Empresas CMPC S.A.	314,054	453,732
Empresas COPEC S.A.	86,257	616,436
Enel Americas S.A.	4,823,786	456,234
	Shares	Value
Chile-(continued)
Falabella S.A.	195,728	$1,232,998
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares(a)	69,568	3,386,149
		9,557,765
China-41.55%
Agricultural Bank of China Ltd., H Shares	18,803,000	14,341,343
Alibaba Group Holding Ltd.	4,201,300	89,379,430
Aluminum Corp. of China Ltd., H Shares	2,711,101	3,446,485
Anhui Conch Cement Co. Ltd., H Shares	1,482,858	4,420,148
ANTA Sports Products Ltd.	175,707	1,833,663
BAIC Motor Corp. Ltd., H Shares(a)(b)	1,817,000	469,740
Baidu, Inc., A Shares(a)	945,508	14,308,396
Bank of Beijing Co. Ltd., A Shares	1,941,700	1,526,136
Bank of China Ltd., H Shares	44,218,189	25,032,961
Bank of Communications Co. Ltd., H Shares	7,874,987	6,993,873
Bank of Jiangsu Co. Ltd.	802,500	1,216,945
Bank of Shanghai Co. Ltd., A Shares	234,300	312,721
Baoshan Iron & Steel Co. Ltd., A Shares	1,253,400	1,299,082
Beijing Enterprises Holdings Ltd.	262,000	1,149,380
BOC Hong Kong (Holdings) Ltd.	861,500	4,232,271
BOE Technology Group Co. Ltd., A Shares	2,669,200	1,523,635
BYD Co. Ltd., H Shares	347,995	4,495,138
BYD Electronic International Co. Ltd.(c)	200,000	938,726
CGN Power Co. Ltd., H Shares(b)	4,789,470	1,897,146
China Cinda Asset Management Co. Ltd., H Shares	7,950,000	1,288,378
China CITIC Bank Corp. Ltd., H Shares	6,862,000	6,545,686
China Coal Energy Co. Ltd., H Shares	1,337,858	1,884,166
China Communications Services Corp. Ltd., H Shares	1,098,000	657,907
China Construction Bank Corp., H Shares	49,664,000	49,158,996
China Energy Engineering Corp. Ltd., H Shares	9,924,821	1,480,257
China Everbright Bank Co. Ltd., H Shares(c)	8,679,236	3,559,878
China Everbright Environment Group Ltd.	2,573,885	1,592,227
China Hongqiao Group Ltd.	1,649,642	6,262,022
China International Marine Containers Group Co. Ltd., H Shares	1,181,200	1,079,439
China Life Insurance Co. Ltd., H Shares	1,578,000	4,975,156
China Mengniu Dairy Co. Ltd.	1,258,785	2,290,189
China Merchants Bank Co. Ltd., H Shares	2,119,000	13,280,208
China Minsheng Banking Corp. Ltd., H Shares	13,244,111	6,783,711
China National Building Material Co. Ltd., H Shares	3,176,000	2,250,221
China Overseas Land & Investment Ltd.	3,167,302	5,314,218
China Pacific Insurance (Group) Co. Ltd., H Shares	1,463,200	5,930,631
China Petroleum & Chemical Corp., H Shares	28,734,000	15,280,494
China Power International Development Ltd.	824,994	355,578
China Railway Group Ltd., H Shares	8,375,840	4,247,984
China Resources Beer (Holdings) Co. Ltd.	68,601	234,602
China Resources Gas Group Ltd.	454,743	1,250,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
October 31, 2025
	Shares	Value
China-(continued)
China Resources Land Ltd.	1,585,460	$5,726,953
China Resources Pharmaceutical Group Ltd.(b)(c)	1,235,500	791,596
China Resources Power Holdings Co. Ltd.(c)	980,019	2,343,021
China Shenhua Energy Co. Ltd., H Shares(c)	1,545,508	8,046,035
China State Construction Engineering Corp. Ltd., A Shares	4,832,022	3,688,481
China State Construction International Holdings Ltd.	564,000	641,448
China Taiping Insurance Holdings Co. Ltd.	714,800	1,625,587
China Tower Corp. Ltd., H Shares(b)	1,854,287	2,678,223
China United Network Communications Ltd., A Shares	1,902,200	1,450,351
China Vanke Co. Ltd., H Shares(a)(c)	6,474,260	3,667,152
China Yangtze Power Co. Ltd., A Shares	80,300	317,242
China Yongda Automobiles Services Holdings Ltd.	1,250,000	274,414
China Zheshang Bank Co. Ltd., H Shares	3,760,000	1,224,613
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,187,175	1,798,335
CITIC Ltd.	2,964,991	4,581,809
CITIC Securities Co. Ltd., H Shares	1,026,190	3,905,969
CMOC Group Ltd., H Shares	1,092,000	2,363,634
Contemporary Amperex Technology Co. Ltd., A Shares	26,200	1,432,487
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	2,988,000	5,180,787
Country Garden Services Holdings Co. Ltd.	1,718,649	1,366,266
CRRC Corp. Ltd., H Shares	3,460,360	2,625,221
CSPC Pharmaceutical Group Ltd.	2,847,937	2,804,602
Daqo New Energy Corp., ADR(a)(c)	88,342	2,885,250
Dongfeng Motor Group Co. Ltd., H Shares(a)	2,550,000	3,084,139
ENN Energy Holdings Ltd.	354,052	3,084,296
Fosun International Ltd.	510,000	323,444
GCL Technology Holdings Ltd.(a)	2,490,288	435,234
Geely Automobile Holdings Ltd.	2,018,000	4,786,305
Gree Electric Appliances, Inc. of Zhuhai	236,900	1,324,668
Guangdong Investment Ltd.	1,515,164	1,439,074
Guangdong Land Holdings Ltd.(a)	78,000	2,669
Haier Smart Home Co. Ltd., H Shares	1,231,967	4,005,366
Hello Group, Inc., ADR	109,773	745,359
Huaneng Power International, Inc., H Shares	2,363,729	1,952,286
Huatai Securities Co. Ltd., H Shares(b)(c)	736,244	1,850,590
Huaxia Bank Co. Ltd., A Shares	1,325,792	1,269,156
Industrial & Commercial Bank of China Ltd., H Shares	41,339,000	32,022,619
Industrial Bank Co. Ltd., A Shares	1,675,726	4,767,901
iQIYI, Inc., ADR(a)(c)	766,870	1,771,470
JD.com, Inc., ADR	709,824	23,452,585
Jiangxi Copper Co. Ltd., H Shares	1,713,663	7,148,638
JinkoSolar Holding Co. Ltd., ADR(c)	66,883	1,679,432
KE Holdings, Inc., ADR(c)	163,955	2,795,433
Kuaishou Technology(b)	231,563	2,149,452
Kunlun Energy Co. Ltd.	1,790,335	1,645,302
Kweichow Moutai Co. Ltd., A Shares	8,100	1,629,305
Lenovo Group Ltd.	2,642,000	3,853,462
	Shares	Value
China-(continued)
Li Auto, Inc., A Shares(a)	102,000	$1,058,237
Li Ning Co. Ltd.	792,954	1,723,688
Longfor Group Holdings Ltd.(b)(c)	2,476,836	3,058,822
Lufax Holding Ltd., ADR(a)(c)	510,408	1,592,473
Meituan, B Shares(a)(b)	510,600	6,719,476
Metallurgical Corp. of China Ltd., H Shares(c)	7,186,266	2,189,378
Midea Group Co. Ltd., A Shares	226,800	2,436,261
NetEase, Inc.	271,995	7,630,760
New China Life Insurance Co. Ltd., H Shares	445,783	2,816,577
New Oriental Education & Technology Group, Inc.(a)	34,154	204,189
NIO, Inc., ADR(a)(c)	355,812	2,579,637
PDD Holdings, Inc., ADR(a)	66,036	8,906,275
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	3,761,648	3,377,655
PetroChina Co. Ltd., H Shares	16,130,891	16,671,264
PICC Property & Casualty Co. Ltd., H Shares	2,906,602	6,865,460
Ping An Bank Co. Ltd., A Shares	1,060,000	1,686,758
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,525,500	32,686,771
Poly Developments and Holdings Group Co. Ltd., A Shares	1,456,900	1,500,814
Postal Savings Bank of China Co. Ltd., H Shares(b)	7,007,918	4,936,808
Power Construction Corp. of China Ltd., A Shares	345,400	273,814
Qifu Technology, Inc., ADR(c)	17,599	425,016
SAIC Motor Corp. Ltd., A Shares	162,356	379,863
Shaanxi Coal Industry Co. Ltd., A Shares	62,500	199,431
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	226,008	340,217
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,024,205	3,272,714
Shenzhou International Group Holdings Ltd.	196,567	1,696,370
Sino Biopharmaceutical Ltd.	803,401	731,688
Sinopharm Group Co. Ltd., H Shares	918,525	2,288,999
Sunac China Holdings Ltd.(a)(c)	8,386,000	1,572,269
Sunny Optical Technology Group Co. Ltd.	173,181	1,673,215
Tencent Holdings Ltd.	654,100	53,119,800
Tencent Music Entertainment Group, ADR	84,450	1,884,924
Tianneng Power International Ltd.(c)	754,000	835,692
Trip.com Group Ltd.	70,100	4,931,990
Vipshop Holdings Ltd., ADR	257,314	4,500,422
Weichai Power Co. Ltd., H Shares	1,279,429	2,643,123
Wuxi Biologics (Cayman), Inc.(a)(b)	469,635	2,189,958
Xiaomi Corp., B Shares(a)(b)	2,120,000	11,759,078
Xinyi Solar Holdings Ltd.(c)	491,935	226,634
Yankuang Energy Group Co. Ltd., H Shares(c)	2,028,293	2,783,942
Yum China Holdings, Inc.	82,868	3,584,870
Zhongsheng Group Holdings Ltd.	909,000	1,434,642
Zijin Mining Group Co. Ltd., H Shares	1,472,801	6,091,706
ZTE Corp., H Shares(c)	433,800	1,831,999
ZTO Express (Cayman), Inc.	74,400	1,372,299
		703,843,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
October 31, 2025
	Shares	Value
Hong Kong-0.10%
Orient Overseas International Ltd.(c)	101,500	$1,756,180
India-10.26%
Axis Bank Ltd.	385,204	5,345,670
Bajaj Auto Ltd.	10,656	1,066,880
Bajaj Finance Ltd.	132,237	1,553,072
Bajaj Finserv Ltd.	43,549	1,023,535
Bank of Baroda	484,056	1,516,960
Bharat Petroleum Corp. Ltd.	1,319,465	5,293,303
Bharti Airtel Ltd.	179,001	4,144,981
Canara Bank	163,833	252,622
Cipla Ltd.	57,971	980,280
Coal India Ltd.	569,229	2,490,103
Dr. Reddy’s Laboratories Ltd.	84,515	1,137,172
GAIL (India) Ltd.	1,222,133	2,514,317
Grasim Industries Ltd.	82,817	2,695,554
HCL Technologies Ltd.	160,416	2,783,402
HDFC Bank Ltd.	1,133,713	12,605,584
Hero MotoCorp Ltd.	28,089	1,753,324
Hindalco Industries Ltd.	579,870	5,530,693
Hindustan Petroleum Corp. Ltd.	702,073	3,756,005
Hindustan Unilever Ltd.	73,047	2,028,679
ICICI Bank Ltd.	465,581	7,054,779
Indian Oil Corp. Ltd.	2,201,446	4,108,166
IndusInd Bank Ltd.(a)	142,842	1,278,818
Infosys Ltd.	523,587	8,724,055
ITC Hotels Ltd.(a)	11,707	28,578
ITC Ltd.	931,333	4,408,495
Jindal Steel Ltd.	24,420	293,184
Jio Financial Services Ltd.	103,200	356,683
JSW Steel Ltd.	178,235	2,420,237
Kotak Mahindra Bank Ltd.	91,119	2,158,499
Larsen & Toubro Ltd.	109,986	4,990,556
Mahindra & Mahindra Ltd.	97,557	3,830,876
Maruti Suzuki India Ltd.	15,783	2,874,330
NTPC Ltd.	1,182,060	4,483,549
Oil & Natural Gas Corp. Ltd.	1,914,145	5,508,429
Petronet LNG Ltd.	342,775	1,085,382
Power Finance Corp. Ltd.	507,007	2,302,121
Power Grid Corp. of India Ltd.	918,459	2,979,926
Punjab National Bank	164,897	228,124
Rajesh Exports Ltd.(a)	77,298	158,293
REC Ltd.	322,469	1,360,829
Reliance Industries Ltd.	1,040,342	17,407,884
Sammaan Capital Ltd.(a)	117,957	250,536
Shriram Finance Ltd.	273,386	2,305,465
State Bank of India	567,538	5,991,759
Steel Authority of India Ltd.	1,060,486	1,633,898
Sun Pharmaceutical Industries Ltd.	89,009	1,696,765
Tata Consultancy Services Ltd.	125,509	4,319,607
Tata Motors Ltd.	436,402	2,014,228
Tata Motors Ltd.(a)(d)	429,742	1,262,292
Tata Power Co. Ltd. (The)	55,147	251,342
Tata Steel Ltd.	3,275,556	6,741,148
Tech Mahindra Ltd.	113,184	1,814,202
UltraTech Cement Ltd.	10,053	1,351,832
Union Bank of India Ltd.	125,251	209,711
UPL Ltd.	188,022	1,524,903
	Shares	Value
India-(continued)
Vedanta Ltd.	780,945	$4,335,450
Wipro Ltd.	571,406	1,547,474
		173,764,541
Indonesia-1.16%
PT Alamtri Resources (Indonesia) Tbk	7,855,219	889,262
PT Astra International Tbk	6,025,505	2,228,012
PT Bank Central Asia Tbk	5,757,004	2,947,540
PT Bank Mandiri (Persero) Tbk	10,137,573	2,872,113
PT Bank Negara Indonesia (Persero) Tbk	5,105,009	1,341,772
PT Bank Rakyat Indonesia (Persero) Tbk	18,560,798	4,440,119
PT GoTo Gojek Tokopedia Tbk(a)	46,258,013	166,181
PT Telkom Indonesia (Persero) Tbk	20,637,834	3,992,072
PT United Tractors Tbk	488,062	789,137
		19,666,208
Malaysia-0.80%
Axiata Group Bhd.	802,800	481,409
CIMB Group Holdings Bhd.	1,715,800	2,986,013
Genting Bhd.	636,500	513,280
Malayan Banking Bhd.	1,424,600	3,357,474
Petronas Chemicals Group Bhd.	500,500	465,543
Public Bank Bhd.	2,151,500	2,165,953
Sime Darby Bhd.	1,057,900	517,166
Tenaga Nasional Bhd.	908,300	2,877,724
Top Glove Corp. Bhd.(a)	1,241,700	186,520
		13,551,082
Mexico-3.03%
Alfa S.A.B. de C.V., Class A(c)	1,156,760	873,579
America Movil S.A.B. de C.V., Class B	8,466,614	9,670,784
Arca Continental S.A.B. de C.V.	23,740	230,266
Banco del Bajio S.A.(b)(c)	274,727	704,459
CEMEX S.A.B. de C.V., Series CPO(e)	7,264,187	7,392,817
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	138,855	1,196,377
Controladora Alpek SAB de CV(a)(c)	195,258	30,313
Fibra Uno Administracion S.A. de C.V.(c)	1,037,377	1,507,570
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	680,171	6,425,721
Grupo Bimbo S.A.B. de C.V., Series A(c)	331,807	1,148,263
Grupo Comercial Chedraui S.A. de C.V.	67,321	488,845
Grupo Financiero Banorte S.A.B. de C.V., Class O	847,086	7,983,882
Grupo Mexico S.A.B. de C.V., Class B	892,023	7,723,189
Grupo Televisa S.A.B., Series CPO(c)(g)	1,962,175	1,023,845
Orbia Advance Corp. S.A.B. de C.V.(c)	305,665	278,289
Wal-Mart de Mexico S.A.B. de C.V., Series V(c)	1,400,803	4,637,755
		51,315,954
Romania-0.09%
NEPI Rockcastle N.V.(a)	181,124	1,469,293
Russia-0.00%
Aeroflot PJSC(a)(d)	1,684,800	0
Alrosa PJSC(d)	1,976,600	0
Gazprom PJSC(a)(d)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(d)	2,015,200	0
Inter RAO UES PJSC(a)(d)	29,081,146	0
Lukoil PJSC(a)(d)	261,775	0
Magnit PJSC(a)(d)	55,179	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
October 31, 2025
	Shares	Value
Russia-(continued)
Mobile TeleSystems PJSC(a)(d)	921,186	$0
Moscow Exchange MICEX-RTS PJSC(a)(d)	550,555	0
Novatek PJSC(d)	130,598	0
Novolipetsk Steel PJSC(a)(d)	795,328	0
Rosneft Oil Co. PJSC(a)(d)	1,054,960	0
Sberbank of Russia PJSC(a)(d)	7,562,894	0
Severstal PAO(a)(d)	147,196	0
Sistema AFK PAO(a)(d)	3,408,447	0
Surgutneftegas PAO(a)(d)	3,493,738	0
Surgutneftegas PAO, Preference Shares(a)(d)	3,804,484	0
Tatneft PJSC(a)(d)	753,855	0
Tatneft PJSC, Preference Shares(d)	74,068	0
VTB Bank PJSC(a)(d)	712,692	0
		0
Saudi Arabia-2.31%
Al Rajhi Bank	155,105	4,384,083
Alinma Bank	44,182	305,934
Arab National Bank	48,432	313,247
Banque Saudi Fransi	261,627	1,245,145
Etihad Etisalat Co.	19,278	347,818
Riyad Bank	249,952	1,815,055
SABIC Agri-Nutrients Co.	47,094	1,537,680
Sahara International Petrochemical Co.	36,165	182,276
Saudi Arabian Mining Co.(a)	118,520	2,037,648
Saudi Arabian Oil Co.(b)	1,400,851	9,679,558
Saudi Awwal Bank	155,882	1,345,078
Saudi Basic Industries Corp.	218,645	3,558,942
Saudi Electricity Co.	181,893	776,528
Saudi National Bank (The)	516,829	5,499,569
Saudi Telecom Co.	480,422	5,787,696
Yanbu National Petrochemical Co., Class A	24,948	229,407
		39,045,664
South Africa-4.38%
Absa Group Ltd.	348,702	3,897,479
Aspen Pharmacare Holdings Ltd.	126,729	718,008
Bid Corp. Ltd.	85,902	2,127,048
Bidvest Group Ltd. (The)	119,414	1,553,827
Capitec Bank Holdings Ltd.	3,044	673,672
Discovery Ltd.	33,166	416,810
E Media Holdings Ltd.(c)	11,528	1,303
Exxaro Resources Ltd.	104,293	1,062,482
FirstRand Ltd.	1,441,899	6,845,079
Foschini Group Ltd. (The)	41,916	222,565
Gold Fields Ltd.	139,014	5,361,386
Growthpoint Properties Ltd.	1,606,996	1,511,388
Impala Platinum Holdings Ltd.	539,188	5,780,138
MTN Group Ltd.	722,653	7,221,761
Naspers Ltd.	38,965	2,737,538
Nedbank Group Ltd.	192,098	2,619,588
Northam Platinum Holdings Ltd.	42,424	708,714
Old Mutual Ltd.(c)	1,737,853	1,359,313
Remgro Ltd.(c)	27,462	272,456
Sanlam Ltd.	485,069	2,546,178
Sappi Ltd.(c)	279,870	366,806
Sasol Ltd.(a)	710,636	4,447,433
Shoprite Holdings Ltd.	128,560	2,151,000
Sibanye Stillwater Ltd.(a)(c)	2,589,335	6,873,303
Standard Bank Group Ltd.	407,908	5,999,957
	Shares	Value
South Africa-(continued)
Thungela Resources Ltd.	120,629	$533,186
Valterra Platinum Ltd.	75,564	4,674,925
Vodacom Group Ltd.(c)	150,095	1,215,408
Woolworths Holdings Ltd.	82,441	248,991
		74,147,742
Taiwan-20.47%
Acer, Inc.	1,659,000	1,616,407
ASE Technology Holding Co. Ltd.	1,330,000	10,641,012
Asia Cement Corp.	797,000	939,381
Asustek Computer, Inc.	288,600	6,519,908
AUO Corp.(a)	4,138,244	1,627,342
Catcher Technology Co. Ltd.	273,000	1,760,371
Cathay Financial Holding Co. Ltd.	2,279,919	4,731,498
Chailease Holding Co. Ltd.	504,861	1,687,535
Cheng Shin Rubber Industry Co. Ltd.	150,000	155,502
Chicony Electronics Co. Ltd.	48,000	202,423
China Airlines Ltd.	339,000	219,777
China Steel Corp.	3,648,632	2,201,600
Chunghwa Telecom Co. Ltd.	991,039	4,222,774
Compal Electronics, Inc.	3,245,000	3,467,452
CTBC Financial Holding Co. Ltd.	4,159,000	5,648,266
Delta Electronics, Inc.	331,000	10,646,242
E.Sun Financial Holding Co. Ltd.	1,896,751	1,832,159
Eva Airways Corp.	1,017,000	1,193,823
Evergreen Marine Corp. Taiwan Ltd.	1,442,000	9,045,841
Far Eastern New Century Corp.	1,057,000	909,592
Far EasTone Telecommunications Co. Ltd.(a)	466,000	1,399,468
First Financial Holding Co. Ltd.	2,168,314	2,011,243
Formosa Chemicals & Fibre Corp.	1,761,000	1,666,335
Formosa Petrochemical Corp.	806,000	1,171,885
Formosa Plastics Corp.	2,933,280	3,624,789
Fubon Financial Holding Co. Ltd.	1,843,141	5,454,900
Globalwafers Co. Ltd.	13,457	221,246
Hon Hai Precision Industry Co. Ltd.	6,083,930	50,602,392
Hua Nan Financial Holdings Co. Ltd.	1,170,740	1,110,771
Innolux Corp.(a)	7,506,444	3,232,915
Inventec Corp.	1,423,000	2,111,948
KGI Financial Holding Co. Ltd.	4,619,070	2,382,708
Largan Precision Co. Ltd.	23,000	1,650,806
Lite-On Technology Corp.	640,313	3,714,770
MediaTek, Inc.	317,600	13,469,242
Mega Financial Holding Co. Ltd.	2,079,985	2,734,546
Micro-Star International Co. Ltd.	310,000	1,098,922
Nan Ya Plastics Corp.	2,129,940	2,866,054
Nanya Technology Corp.(a)	131,000	559,435
Novatek Microelectronics Corp.	183,000	2,331,630
Pegatron Corp.	855,260	2,057,575
Pou Chen Corp.	1,377,000	1,310,206
Powerchip Semiconductor Manufacturing Corp.(a)	293,000	297,420
Powertech Technology, Inc.	354,000	1,977,499
Qisda Corp.	200,580	201,548
Quanta Computer, Inc.	609,000	5,906,222
Radiant Opto-Electronics Corp.	52,000	222,749
Realtek Semiconductor Corp.	126,000	2,104,032
Shanghai Commercial & Savings Bank Ltd. (The)	773,000	995,088
Simplo Technology Co. Ltd.	20,000	227,666
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
October 31, 2025
	Shares	Value
Taiwan-(continued)
Sino-American Silicon Products, Inc.	47,000	$190,186
SinoPac Financial Holdings Co. Ltd.	2,067,355	1,720,853
Synnex Technology International Corp.	536,000	988,156
Taiwan Cooperative Financial Holding Co. Ltd.	1,126,910	870,928
Taiwan Mobile Co. Ltd.	416,000	1,480,484
Taiwan Semiconductor Manufacturing Co. Ltd.	2,194,000	106,101,151
TCC Group Holdings Co. Ltd.	2,133,136	1,530,473
Tripod Technology Corp.	35,000	387,072
TS Financial Holding Co. Ltd.	4,366,000	2,652,371
Unimicron Technology Corp.	373,000	1,965,913
Uni-President Enterprises Corp.	1,126,941	2,879,245
United Microelectronics Corp.	4,787,000	7,229,458
Walsin Lihwa Corp.	1,756,000	1,700,868
Wan Hai Lines Ltd.	755,000	2,014,450
Winbond Electronics Corp.(a)	2,169,000	3,793,469
Wistron Corp.	1,188,875	5,761,672
Wiwynn Corp.	4,000	564,079
WPG Holdings Ltd.	882,000	1,724,993
WT Microelectronics Co. Ltd.	338,000	1,566,981
Yageo Corp.	492,160	3,961,331
Yang Ming Marine Transport Corp.	2,299,000	4,289,153
Yuanta Financial Holding Co. Ltd.	2,878,939	3,223,390
Zhen Ding Technology Holding Ltd.	407,000	2,149,171
		346,730,762
Thailand-2.76%
Advanced Info Service PCL, NVDR	194,587	1,817,665
Bangchak Corp. PCL, NVDR	216,183	197,265
Bangkok Bank PCL, NVDR	752,892	3,689,363
Bangkok Dusit Medical Services PCL, NVDR	1,870,287	1,091,404
Banpu PCL, NVDR	10,282,749	1,604,174
Charoen Pokphand Foods PCL, NVDR	2,892,834	1,886,091
CP ALL PCL, NVDR	1,320,474	1,877,505
Indorama Ventures PCL, NVDR	460,864	271,931
Kasikornbank PCL, NVDR	1,055,919	6,086,418
Krung Thai Bank PCL, NVDR	2,669,310	2,247,591
PTT Exploration & Production PCL, NVDR	704,299	2,333,765
PTT Global Chemical PCL, NVDR	3,463,843	2,702,157
PTT PCL, NVDR	10,124,143	9,628,138
SCB X PCL, NVDR	1,037,536	4,202,025
Siam Cement PCL (The), NVDR	594,004	3,747,686
Thai Oil PCL, NVDR	1,567,517	1,733,591
TMBThanachart Bank PCL, NVDR	21,624,744	1,237,533
True Corp. PCL, NVDR(a)	1,236,551	431,832
		46,786,134
	Shares	Value
Turkey-1.21%
Akbank T.A.S.	1,535,152	$2,216,914
BIM Birlesik Magazalar A.S.	146,720	1,879,175
Eregli Demir ve Celik Fabrikalari T.A.S.	3,586,405	2,341,820
Haci Omer Sabanci Holding A.S.	271,930	526,498
KOC Holding A.S.	876,737	3,570,937
Turk Hava Yollari AO	353,305	2,446,879
Turkcell Iletisim Hizmetleri A.S.	562,414	1,331,797
Turkiye Is Bankasi A.S., Class C	4,538,596	1,362,478
Turkiye Petrol Rafinerileri A.S.	668,906	3,140,342
Turkiye Sise ve Cam Fabrikalari A.S.	138,848	121,233
Yapi Ve Kredi Bankasi A.S.(a)	1,983,186	1,582,316
		20,520,389
United Kingdom-0.13%
AngloGold Ashanti PLC	33,351	2,267,868
United States-0.26%
JBS N.V., BDR(a)	329,185	4,370,061
Total Common Stocks & Other Equity Interests (Cost $1,292,875,826)		1,686,357,529
Money Market Funds-0.79%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(h)(i) (Cost $13,450,994)	13,450,994	13,450,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $1,306,326,820)		1,699,808,523
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.65%
Invesco Private Government Fund, 4.13%(h)(i)(j)	12,401,431	12,401,431
Invesco Private Prime Fund, 4.30%(h)(i)(j)	32,476,148	32,485,891
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,887,490)		44,887,322
TOTAL INVESTMENTS IN SECURITIES-103.00% (Cost $1,351,214,310)		1,744,695,845
OTHER ASSETS LESS LIABILITIES-(3.00)%		(50,841,342)
NET ASSETS-100.00%		$1,693,854,503

Investment Abbreviations:
ADR-American Depositary Receipt
BDR-Brazilian Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
October 31, 2025
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $50,144,702, which represented 2.96% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at October 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,010,769	$245,617,707	$(241,177,482)	$-	$-	$13,450,994	$425,821
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,286,308	120,713,137	(123,598,014)	-	-	12,401,431	524,906 *
Invesco Private Prime Fund	39,859,532	272,008,591	(279,384,861)	2,603	26	32,485,891	1,406,292 *
Total	$64,156,609	$638,339,435	$(644,160,357)	$2,603	$26	$58,338,316	$2,357,019

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	90	December-2025	$6,334,200	$321,091	$321,091

(a)	Futures contracts collateralized by $2,458,800 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco S&P Global Water Index ETF (CGW)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Austria-0.61%
Wienerberger AG	202,369	$6,015,334
Brazil-10.01%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,199,700	78,329,564
Cia de Saneamento de Minas Gerais COPASA MG	1,323,500	9,287,590
Cia De Sanena Do Parana, Series CPO	1,706,746	10,927,941
		98,545,095
China-1.46%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	3,008,500	1,349,158
Beijing Enterprises Water Group Ltd.(a)	21,122,062	6,787,408
Beijing Originwater Technology Co. Ltd., A Shares	1,980,600	1,214,219
Chengdu Xingrong Environment Co. Ltd., A Shares	1,630,900	1,618,746
China Lesso Group Holdings Ltd.	1,635,268	935,575
Jiangxi Hongcheng Environment. Co., Ltd.	526,300	677,519
Jingjin Equipment, Inc., A Shares	165,600	355,041
Zhongshan Public Utilities Group Co. Ltd., A Shares	806,100	1,406,698
		14,344,364
Finland-0.48%
Kemira OYJ(a)	215,811	4,756,232
India-1.84%
Astral Ltd.	325,098	5,307,643
ElectroSteel Castings Ltd.	1,472,802	1,512,632
Jain Irrigation Systems Ltd.(b)	922,028	534,214
Jindal Saw Ltd.	420,829	830,541
Supreme Industries Ltd.	117,435	5,035,663
VA Tech Wabag Ltd.	307,569	4,892,679
		18,113,372
Italy-0.77%
Interpump Group S.p.A.(a)	147,054	7,599,718
Japan-2.56%
Kurita Water Industries Ltd.	383,090	14,518,155
Nomura Micro Science Co. Ltd.(a)	117,546	2,995,631
Organo Corp.	89,543	7,687,256
		25,201,042
Netherlands-0.92%
Aalberts N.V.(a)	285,324	9,051,582
Saudi Arabia-0.60%
Alkhorayef Water and Power Technologies Co.	84,017	3,369,290
Power and Water Utility Co. for Jubail and Yanbu(b)	229,791	2,586,688
		5,955,978
South Korea-0.59%
Coway Co. Ltd., (Acquired 07/19/2023 - 04/24/2025; Cost $3,113,810)(c)	93,876	5,870,050
Switzerland-7.45%
Belimo Holding AG	18,109	19,587,290
	Shares	Value
Switzerland-(continued)
Geberit AG	52,411	$38,409,163
Georg Fischer AG	142,546	10,090,170
Sulzer AG	31,196	5,226,622
		73,313,245
Taiwan-0.08%
Kuo Toong International Co. Ltd.	414,000	775,926
Thailand-0.09%
Amata Corp. PCL, NVDR	1,917,349	854,845
United Kingdom-13.08%
Pennon Group PLC	3,114,190	21,226,032
Severn Trent PLC	1,386,099	50,674,667
United Utilities Group PLC	3,602,542	56,842,034
		128,742,733
United States-59.34%
Advanced Drainage Systems, Inc.(a)	257,848	36,111,612
American States Water Co.	256,532	18,293,297
American Water Works Co., Inc.(a)	562,177	72,200,392
Badger Meter, Inc.(a)	106,469	19,212,331
California Water Service Group	393,439	17,460,823
Consolidated Water Co. Ltd.(a)	101,328	3,446,165
Core & Main, Inc., Class A(a)(b)	516,280	26,939,490
Ecolab, Inc.	140,922	36,132,401
Energy Recovery, Inc.(a)(b)	194,339	3,325,140
Essential Utilities, Inc.	1,086,454	42,404,300
Franklin Electric Co., Inc.	139,215	13,193,406
H2O America	219,433	10,148,776
Hawkins, Inc.(a)	38,234	5,423,493
Lindsay Corp.(a)	39,201	4,360,719
Middlesex Water Co.(a)	119,067	6,842,780
Montrose Environmental Group, Inc.(a)(b)	109,935	2,845,118
Mueller Water Products, Inc., Class A	563,975	14,471,599
Otter Tail Corp.(a)	77,155	5,957,909
Pentair PLC	294,322	31,301,145
Select Water Solutions, Inc., Class A	689,636	7,972,192
TETRA Technologies, Inc.(a)(b)	446,955	3,155,502
Valmont Industries, Inc.(a)	34,062	14,082,253
Veralto Corp.	571,944	56,439,434
Watts Water Technologies, Inc., Class A(a)	98,690	26,902,894
Xylem, Inc.	535,122	80,723,154
Zurn Elkay Water Solutions Corp.(a)	527,495	24,850,289
		584,196,614
Total Common Stocks & Other Equity Interests (Cost $756,689,527)		983,336,130
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $461,168)	461,168	461,168
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $757,150,695)		983,797,298
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P Global Water Index ETF (CGW)—(continued)
October 31, 2025
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.19%
Invesco Private Government Fund, 4.13%(d)(e)(f)	8,716,512	$8,716,512
Invesco Private Prime Fund, 4.30%(d)(e)(f)	22,681,991	22,688,796
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,405,618)		31,405,308
TOTAL INVESTMENTS IN SECURITIES-103.12% (Cost $788,556,313)		1,015,202,606
OTHER ASSETS LESS LIABILITIES-(3.12)%		(30,701,925)
NET ASSETS-100.00%		$984,500,681

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at October 31, 2025.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at October 31, 2025 represented less than 1% of the Fund’s Net Assets.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,938	$28,220,082	$(27,821,852)	$-	$-	$461,168	$17,799
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,966,431	180,750,160	(178,000,079)	-	-	8,716,512	594,877 *
Invesco Private Prime Fund	15,554,204	410,746,389	(403,610,187)	229	(1,839)	22,688,796	1,596,969 *
Total	$21,583,573	$619,716,631	$(609,432,118)	$229	$(1,839)	$31,866,476	$2,209,645

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco S&P International Developed Quality ETF (IDHQ)
October 31, 2025
Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-7.59%
Aristocrat Leisure Ltd.	47,627	$1,971,629
BHP Group Ltd.	488,963	13,946,930
Brambles Ltd.	121,393	1,973,641
Cochlear Ltd.	4,862	913,280
Computershare Ltd.	61,328	1,465,884
Fortescue Ltd.	129,535	1,802,438
Insurance Australia Group Ltd.	176,832	909,552
James Hardie Industries PLC, CDI(a)(b)	28,728	605,357
JB Hi-Fi Ltd.	10,777	737,610
Medibank Pvt. Ltd.	249,956	798,159
Pro Medicus Ltd.	3,927	674,646
QBE Insurance Group Ltd.	113,727	1,476,350
REA Group Ltd.	5,904	823,086
Rio Tinto PLC	89,900	6,481,637
Wesfarmers Ltd.	99,809	5,481,050
Yancoal Australia Ltd.(b)	69,379	252,573
		40,313,822
Austria-0.24%
ANDRITZ AG	6,264	474,232
Strabag SE	2,768	216,846
Verbund AG	7,269	561,778
		1,252,856
Canada-1.93%
ARC Resources Ltd.	44,435	820,421
Brookfield Asset Management Ltd., Class A	45,867	2,483,624
Imperial Oil Ltd.(b)	12,065	1,068,168
Open Text Corp.	21,833	838,478
Suncor Energy, Inc.	89,162	3,554,008
Thomson Reuters Corp.	9,919	1,520,892
		10,285,591
China-0.04%
Budweiser Brewing Co. APAC Ltd.(b)(c)	228,137	231,360
Denmark-0.18%
Carlsberg A/S, Class B	8,076	950,952
Finland-1.52%
Elisa OYJ	11,789	520,172
Fortum OYJ(b)	30,925	690,553
Kone OYJ, Class B	49,270	3,296,309
Sampo OYJ	180,536	2,015,021
Wartsila OYJ Abp	47,730	1,563,688
		8,085,743
France-7.83%
Airbus SE	46,383	11,452,096
Bollore SE	62,927	350,873
Dassault Aviation S.A.	1,448	467,239
Hermes International S.C.A.	3,133	7,762,916
L’Oreal S.A.	15,753	6,582,750
LVMH Moet Hennessy Louis Vuitton SE	18,130	12,831,944
Thales S.A.	7,600	2,170,077
		41,617,895
Germany-4.78%
adidas AG	12,975	2,456,644
Allianz SE	27,683	11,139,153
	Shares	Value
Germany-(continued)
Deutsche Boerse AG	13,412	$3,401,027
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)(c)	6,087	318,906
Hannover Rueck SE	5,016	1,433,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	9,788	6,063,923
Talanx AG	4,992	608,700
		25,422,239
Hong Kong-1.64%
Cathay Pacific Airways Ltd.	184,907	263,164
Hong Kong Exchanges & Clearing Ltd.	130,319	7,101,255
Techtronic Industries Co. Ltd.	115,510	1,347,024
		8,711,443
Israel-0.59%
Check Point Software Technologies Ltd.(a)	9,676	1,893,400
First International Bank of Israel Ltd. (The)	4,096	294,978
Oddity Tech Ltd.(a)	3,353	151,723
Plus500 Ltd.	10,742	447,020
Sapiens International Corp. N.V.	8,509	364,540
		3,151,661
Italy-2.94%
Banca Mediolanum S.p.A.	21,852	439,914
Enel S.p.A.	598,790	6,065,365
Ferrari N.V.	12,884	5,166,476
FinecoBank Banca Fineco S.p.A.	62,152	1,423,960
Moncler S.p.A.	16,642	999,686
Prada S.p.A.	42,714	252,013
Ryanair Holdings PLC	41,872	1,269,406
		15,616,820
Japan-16.91%
ASICS Corp.	75,698	1,928,276
Azbil Corp.	34,919	344,333
Bandai Namco Holdings, Inc.	57,986	1,805,308
BayCurrent, Inc.	14,591	669,441
Canon Marketing Japan, Inc.	6,772	282,092
Capcom Co. Ltd.	24,393	637,205
Chugai Pharmaceutical Co. Ltd.	45,565	2,086,152
Daiichi Sankyo Co. Ltd.	167,542	4,003,693
Daito Trust Construction Co. Ltd.	28,395	531,065
Disco Corp.	8,687	2,885,836
Fast Retailing Co. Ltd.	19,212	7,055,627
GMO Payment Gateway, Inc.	3,812	208,020
Hitachi Ltd.	365,062	12,474,600
Hoya Corp.	29,878	4,854,879
IHI Corp.	91,987	1,905,188
J. Front Retailing Co. Ltd.	20,742	312,085
Japan Exchange Group, Inc.	93,132	1,038,901
JX Advanced Metals Corp.	47,730	634,477
Kawasaki Kisen Kaisha Ltd.(b)	56,498	809,767
Keisei Electric Railway Co. Ltd.	39,202	313,002
Kobe Bussan Co. Ltd.(b)	11,933	276,994
Konami Group Corp.	8,528	1,420,719
Lasertec Corp.(b)	8,829	1,793,213
Makita Corp.	25,272	764,279
MonotaRO Co. Ltd.	25,920	361,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
October 31, 2025
	Shares	Value
Japan-(continued)
MS&AD Insurance Group Holdings, Inc.	111,086	$2,290,796
Murata Manufacturing Co. Ltd.	149,296	3,220,108
Nomura Research Institute Ltd.	34,887	1,347,576
OBIC Business Consultants Co. Ltd.	4,360	249,613
Olympus Corp.	91,397	1,125,222
Ono Pharmaceutical Co. Ltd.	36,912	450,613
Otsuka Corp.	15,825	312,973
Persol Holdings Co. Ltd.	134,673	223,484
Recruit Holdings Co. Ltd.	147,858	7,334,596
Sankyo Co. Ltd.	22,187	385,023
Sanrio Co. Ltd.(b)	19,641	909,278
Santen Pharmaceutical Co. Ltd.	28,159	275,994
SCREEN Holdings Co. Ltd.	7,056	669,131
Socionext, Inc.	14,836	333,997
Sompo Holdings, Inc.	86,030	2,622,741
Square Enix Holdings Co. Ltd.	21,147	409,231
Tokio Marine Holdings, Inc.	201,938	7,533,603
Tokyo Electron Ltd.	38,583	8,509,444
Toyo Suisan Kaisha Ltd.	8,510	617,067
Trend Micro, Inc.	14,866	758,919
USS Co. Ltd.	41,571	459,020
ZOZO, Inc.	47,101	407,311
		89,842,660
Netherlands-8.72%
Adyen N.V.(a)(c)	3,061	5,252,032
ASML Holding N.V.	31,964	33,841,312
EXOR N.V.	12,504	1,085,054
Koninklijke KPN N.V.	273,429	1,266,985
Universal Music Group N.V.(b)	76,305	2,049,405
Wolters Kluwer N.V.	23,012	2,824,733
		46,319,521
Norway-0.67%
Equinor ASA	56,578	1,356,765
Gjensidige Forsikring ASA	21,231	572,069
Kongsberg Gruppen ASA	53,845	1,374,355
Wallenius Wilhelmsen ASA	30,076	235,507
		3,538,696
Portugal-0.12%
Galp Energia SGPS S.A.	32,306	649,936
Singapore-0.45%
Hafnia Ltd.	48,841	304,638
Singapore Exchange Ltd.	101,267	1,314,147
Singapore Technologies Engineering Ltd.	117,532	765,816
		2,384,601
South Korea-4.26%
DB Insurance Co. Ltd.	3,455	307,093
Hanjin Kal Corp.	2,434	178,643
Hanmi Pharm Co. Ltd.	1,096	326,173
Hanmi Semiconductor Co. Ltd.	3,981	398,110
HD Hyundai Electric Co. Ltd.	2,878	1,748,519
HD Hyundai Heavy Industries Co. Ltd.	2,013	847,716
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,337	1,109,154
Hyundai Rotem Co. Ltd.	5,336	862,092
LIG Nex1 Co. Ltd.	748	272,399
NCSoft Corp.	1,914	295,433
Posco DX Co. Ltd.	15,155	278,668
	Shares	Value
South Korea-(continued)
Samsung C&T Corp.	4,978	$787,775
Samsung E&A Co. Ltd.	16,019	291,230
Samyang Foods Co. Ltd.	324	305,973
SK Biopharmaceuticals Co. Ltd.(a)	3,666	296,422
SK hynix, Inc.	36,900	14,357,550
		22,662,950
Spain-2.13%
Aena S.M.E. S.A.(c)	63,438	1,725,369
Amadeus IT Group S.A.	34,581	2,646,952
Endesa S.A.	27,110	973,201
Industria de Diseno Textil S.A.(b)	108,166	5,981,006
		11,326,528
Sweden-1.69%
AAK AB(b)	13,546	379,091
Addtech AB, Class B	19,353	652,548
Alfa Laval AB	24,234	1,152,727
Atlas Copco AB, Class A(b)	203,511	3,412,828
Essity AB, Class B	55,951	1,538,096
Evolution AB(b)(c)	17,898	1,193,474
Tele2 AB, Class B(b)	40,145	638,259
		8,967,023
Switzerland-13.34%
ABB Ltd.	155,711	11,605,573
EMS-Chemie Holding AG	829	569,222
Geberit AG	3,989	2,923,321
Givaudan S.A.	628	2,579,105
Kuehne + Nagel International AG, Class R	4,740	911,619
Nestle S.A.	201,984	19,347,343
Partners Group Holding AG	3,287	4,035,345
Roche Holding AG	49,967	16,225,657
Schindler Holding AG, PC	3,395	1,212,313
Sonova Holding AG, Class A	4,141	1,132,356
Straumann Holding AG(a)	8,734	1,100,614
Zurich Insurance Group AG	13,245	9,234,469
		70,876,937
United Kingdom-14.60%
3i Group PLC	85,403	4,942,891
Admiral Group PLC	38,792	1,670,467
AstraZeneca PLC	108,446	17,890,074
Auto Trader Group PLC(c)	122,049	1,252,255
Centrica PLC	473,388	1,115,810
Compass Group PLC	130,841	4,331,313
Diageo PLC	186,722	4,295,427
ICG PLC	21,224	539,234
Imperial Brands PLC	95,103	3,779,288
Intertek Group PLC	14,729	981,183
Marks & Spencer Group PLC	161,715	845,191
Next PLC	13,901	2,612,162
Reckitt Benckiser Group PLC	57,825	4,423,489
RELX PLC	210,856	9,320,144
Sage Group PLC (The)	124,404	1,880,629
Smiths Group PLC	30,486	1,009,631
SSE PLC	81,614	2,056,322
Unilever PLC	224,573	13,476,908
Wise PLC, Class A(a)	93,225	1,185,589
		77,608,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
October 31, 2025
	Shares	Value
United States-7.49%
Experian PLC	67,373	$3,142,987
Ferrovial SE	45,808	2,814,760
GFL Environmental, Inc.	22,599	989,024
GSK PLC	350,716	8,212,415
Novartis AG	165,082	20,481,726
Oracle Corp.	3,333	307,378
Swiss Re AG	21,134	3,868,725
		39,817,015
Total Common Stocks & Other Equity Interests (Cost $451,816,516)		529,634,256
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(d)(e) (Cost $9,160)	9,160	9,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $451,825,676)		529,643,416
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Private Government Fund, 4.13%(d)(e)(f)	4,387,217	$4,387,217
Invesco Private Prime Fund, 4.30%(d)(e)(f)	11,434,223	11,437,653
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,824,988)		15,824,870
TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $467,650,664)		545,468,286
OTHER ASSETS LESS LIABILITIES-(2.64)%		(14,041,217)
NET ASSETS-100.00%		$531,427,069

Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at October 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
October 31, 2025 was $9,973,396, which represented 1.88% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended October 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,590,636	$(29,581,476)	$-	$-	$9,160	$15,853
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,100,171	45,129,640	(44,842,594)	-	-	4,387,217	173,039 *
Invesco Private Prime Fund	10,693,032	102,524,962	(101,780,325)	197	(213)	11,437,653	468,440 *
Total	$14,793,203	$177,245,238	$(176,204,395)	$197	$(213)	$15,834,030	$657,332

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
October 31, 2025
(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Statements of Assets and Liabilities
October 31, 2025

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)
Assets:
Unaffiliated investments in securities, at value(a)	$3,087,382,758	$480,495,754	$119,220,613	$93,835,089
Affiliated investments in securities, at value	192,708,088	18,637,966	3,159,947	18,673,518
Due from broker	-	-	1,840	-
Foreign currencies, at value	8,559	306,393	38,629	375,717
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-
Cash segregated as collateral	-	86,010	-	-
Receivable for:
Dividends	459,705	388,007	94,374	48,227
Securities lending	83,181	3,313	18,562	91,490
Investments sold	-	94	-	-
Investments sold - affiliated broker	-	-	-	-
Fund shares sold	-	2,502,508	-	-
Foreign tax reclaims	-	519,772	-	42,486
Total assets	3,280,642,291	502,939,817	122,533,965	113,066,527
Liabilities:
Due to custodian	-	161,824	20,809	281,278
Due to foreign custodian	-	-	-	-
Due to broker	-	859	-	-
Payable for:
Investments purchased	-	2,483,291	-	-
Investments purchased - affiliated broker	-	-	-	-
Collateral upon return of securities loaned	191,767,851	18,637,966	3,159,947	18,673,709
Collateral upon receipt of securities in-kind	-	86,010	-	-
Fund shares repurchased	136,496	-	-	-
Expenses recaptured	-	-	-	-
Accrued unitary management fees	1,593,106	313,869	90,848	57,946
Accrued advisory fees	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-
Accrued expenses	-	-	-	-
Accrued tax expenses	-	-	-	-
Other payables	-	-	-	544
Total liabilities	193,497,453	21,683,819	3,271,604	19,013,477
Net Assets	$3,087,144,838	$481,255,998	$119,262,361	$94,053,050
Net assets consist of:
Shares of beneficial interest	$3,563,514,080	$540,981,234	$238,326,832	$369,300,845
Distributable earnings (loss)	(476,369,242)	(59,725,236)	(119,064,471)	(275,247,795)
Net Assets	$3,087,144,838	$481,255,998	$119,262,361	$94,053,050
Shares outstanding (unlimited amount authorized, $0.01 par value)	55,150,000	9,950,000	4,950,000	5,625,000
Net asset value	$55.98	$48.37	$24.09	$16.72
Market price	$56.07	$48.31	$24.34	$16.66
Unaffiliated investments in securities, at cost	$2,617,532,515	$393,820,937	$99,985,036	$81,339,084
Affiliated investments in securities, at cost	$192,708,821	$18,637,966	$3,159,947	$18,673,709
Foreign currencies, at cost	$8,563	$305,958	$38,781	$379,290
(a)Includes securities on loan with an aggregate value of:	$176,923,706	$12,828,006	$2,955,789	$17,293,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

$275,702,373	$399,957,906	$1,400,586,145	$40,706,537	$5,414,691	$2,156,646,989	$362,921,270
1,097,633	9,510,592	14,676,071	9,593,282	674,869	154,889,145	52,479,350
-	-	3,416	-	-	-	4,232
29,410	376	1,143,819	7,558	147	237,534	153,338

-	-	-	-	-	-	-
-	-	-	-	-	-	-

231,296	938,248	1,288,890	147,597	20,387	6,409,206	1,189,692
218	6,910	6,544	2,700	287	64,005	31,730
-	14,527,134	42	-	-	662,461	56
-	441,179	-	-	-	-	-
-	1,823	-	244	-	-	-
176,692	304,138	264,014	31,025	1,225	2,374,334	334,833
277,237,622	425,688,306	1,417,968,941	50,488,943	6,111,606	2,321,283,674	417,114,501

-	-	226,774	-	-	211,880	112,494
-	-	-	-	-	-	-
-	-	-	-	-	160,252	805

-	13,449,329	99	-	-	257,181	87
-	1,435,997	-	-	-	50,576	-
1,035,978	9,490,255	14,676,180	9,569,933	670,583	154,890,725	52,479,309
-	-	-	-	-	-	-
-	-	-	-	-	-	-
-	-	-	16,115	-	-	-
177,827	180,374	118,212	-	1,822	786,382	145,218
-	-	-	17,801	-	-	-
-	-	-	15,866	-	-	-
-	-	-	63,767	-	-	-
-	-	1,822	-	3,773	-	-
-	-	-	-	-	-	153
1,213,805	24,555,955	15,023,087	9,683,482	676,178	156,356,996	52,738,066
$276,023,817	$401,132,351	$1,402,945,854	$40,805,461	$5,435,428	$2,164,926,678	$364,376,435

$281,477,926	$418,275,610	$1,148,854,042	$65,881,978	$7,451,355	$1,666,396,615	$384,994,670
(5,454,109)	(17,143,259)	254,091,812	(25,076,517)	(2,015,927)	498,530,063	(20,618,235)
$276,023,817	$401,132,351	$1,402,945,854	$40,805,461	$5,435,428	$2,164,926,678	$364,376,435
6,150,000	7,650,000	45,350,001	1,450,000	300,001	34,600,000	8,850,000
$44.88	$52.44	$30.94	$28.14	$18.12	$62.57	$41.17
$44.78	$52.57	$30.99	$28.09	$18.12	$62.43	$41.07
$208,679,902	$367,844,292	$1,140,357,345	$45,369,975	$5,925,914	$1,573,721,053	$313,506,085
$1,097,669	$9,510,717	$14,676,180	$9,593,426	$674,875	$154,890,725	$52,479,309
$30,196	$(5,516)	$1,094,593	$7,491	$147	$237,521	$154,678
$995,472	$8,960,918	$12,541,723	$9,147,120	$647,338	$145,852,770	$49,182,508

75

Statements of Assets and Liabilities—(continued)
October 31, 2025

	Invesco RAFI Emerging Markets ETF (PXH)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$1,686,357,529	$983,336,130	$529,634,256
Affiliated investments in securities, at value	58,338,316	31,866,476	15,834,030
Due from broker	-	-	-
Foreign currencies, at value	715,042	-	6,098
Deposits with brokers:
Cash collateral-futures contracts	2,458,800	-	-
Cash segregated as collateral	-	-	-
Receivable for:
Dividends	2,572,979	763,088	895,190
Securities lending	37,895	10,366	4,729
Investments sold	-	-	-
Investments sold - affiliated broker	-	-	-
Fund shares sold	-	727	-
Foreign tax reclaims	-	740,690	1,008,284
Total assets	1,750,480,561	1,016,717,477	547,382,587
Liabilities:
Due to custodian	-	-	-
Due to foreign custodian	-	12,597	-
Due to broker	-	226	-
Payable for:
Investments purchased	3,073,913	-	145
Investments purchased - affiliated broker	-	-	-
Collateral upon return of securities loaned	44,887,490	31,405,618	15,824,988
Collateral upon receipt of securities in-kind	-	-	-
Fund shares repurchased	-	-	-
Expenses recaptured	-	-	-
Accrued unitary management fees	656,919	-	130,385
Accrued advisory fees	-	425,769	-
Accrued trustees’ and officer’s fees	-	28,350	-
Accrued expenses	-	344,059	-
Accrued tax expenses	8,007,736	177	-
Other payables	-	-	-
Total liabilities	56,626,058	32,216,796	15,955,518
Net Assets	$1,693,854,503	$984,500,681	$531,427,069
Net assets consist of:
Shares of beneficial interest	$1,566,744,498	$756,289,461	$474,230,577
Distributable earnings	127,110,005	228,211,220	57,196,492
Net Assets	$1,693,854,503	$984,500,681	$531,427,069
Shares outstanding (unlimited amount authorized, $0.01 par value)	65,600,000	15,480,000	15,400,000
Net asset value	$25.82	$63.60	$34.51
Market price	$25.91	$63.73	$34.50
Unaffiliated investments in securities, at cost	$1,292,875,826	$756,689,527	$451,816,516
Affiliated investments in securities, at cost	$58,338,484	$31,866,786	$15,834,148
Foreign currencies, at cost	$715,965	$(13,784)	$6,172
(a)Includes securities on loan with an aggregate value of:	$42,090,326	$30,221,753	$14,714,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

77

Statements of Operations
For the year ended October 31, 2025

	Invesco China Technology ETF (CQQQ)	Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)
Investment income:
Unaffiliated dividend income	$7,166,478	$6,721,579	$2,778,883	$2,225,390	$4,949,891
Affiliated dividend income	182,061	12,671	2,243	486	6,960
Securities lending income, net	726,531	118,168	107,202	999,893	248,869
Foreign withholding tax	(300,399)	(744,348)	(334,409)	(361,526)	(375,849)
Total investment income	7,774,671	6,108,070	2,553,919	2,864,243	4,829,871
Expenses:
Unitary management fees	7,631,990	2,272,090	946,034	589,333	1,994,396
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Professional fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Other expenses	-	-	-	-	-
Total expenses	7,631,990	2,272,090	946,034	589,333	1,994,396
Less: Waivers	(4,573)	(297)	(53)	(11)	(157)
Net expenses	7,627,417	2,271,793	945,981	589,322	1,994,239
Net investment income	147,254	3,836,277	1,607,938	2,274,921	2,835,632
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(79,294,071)	13,895,197	6,885,800	(30,320,465)	581,309
Affiliated investment securities	4,755	380	425	(540)	(2,080)
In-kind redemptions	5,760,471	772,021	719,945	1,390,667	7,540,547
Foreign currencies	(262,300)	55,919	(133,958)	(5,998)	(65,688)
Forward foreign currency contracts	-	-	-	-	-
Futures contracts	-	-	-	-	-
Net realized gain (loss)	(73,791,145)	14,723,517	7,472,212	(28,936,336)	8,054,088
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	389,315,853	64,288,981	9,484,626	48,617,867	18,514,995
Affiliated investment securities	942	344	-	711	453
Foreign currencies	(9)	27,414	8,911	(867)	9,937
Futures contracts	-	-	-	-	-
Change in net unrealized appreciation (depreciation)	389,316,786	64,316,739	9,493,537	48,617,711	18,525,385
Net realized and unrealized gain (loss)	315,525,641	79,040,256	16,965,749	19,681,375	26,579,473
Net increase (decrease) in net assets resulting from operations	$315,672,895	$82,876,533	$18,573,687	$21,956,296	$29,415,105

(a)	Net of foreign taxes of $779,520.
(b)	Net of foreign taxes of $(1,822).
(c)	Net of foreign taxes of $(3,774).
(d)	Net of foreign taxes of $260,410.
(e)	Net of foreign taxes of $(177).
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Climate 500 ETF (KLMT)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	Invesco RAFI Emerging Markets ETF (PXH)	Invesco S&P Global Water Index ETF (CGW)

$8,022,020	$26,109,608	$1,293,630	$262,760	$76,092,144	$12,733,161	$64,277,407	$21,840,461
9,963	27,338	2,389	215	45,438	5,255	425,821	17,799
41,546	82,227	34,240	3,007	752,484	480,031	292,225	138,981
(621,544)	(1,557,610)	(92,967)	(20,003)	(7,601,185)	(1,345,659)	(6,995,926)	(1,260,251)
7,451,985	24,661,563	1,237,292	245,979	69,288,881	11,872,788	57,999,527	20,736,990

1,135,152	1,387,427	-	23,468	8,369,166	1,791,914	6,561,981	-
-	-	240,894	-	-	-	-	4,748,217
-	-	99,657	-	-	-	-	402,532
-	-	15,330	-	-	-	-	70,274
-	-	48,735	-	-	-	-	59,823
-	-	22,045	-	-	-	-	158,172
-	-	11,159	-	-	-	-	17,899
-	-	38,366	-	-	-	-	58,511
1,135,152	1,387,427	476,186	23,468	8,369,166	1,791,914	6,561,981	5,515,428
(237)	(598)	(112,004)	(5)	(1,047)	(119)	(9,614)	(400)
1,134,915	1,386,829	364,182	23,463	8,368,119	1,791,795	6,552,367	5,515,028
6,317,070	23,274,734	873,110	222,516	60,920,762	10,080,993	51,447,160	15,221,962

9,690,316	(6,796,291)	(669,959)	(569,996)	91,691,455	13,549,214	62,104,777 (a)	(3,464,834)
1,004	265	(367)	(9)	(7,654)	(3,381)	26	(1,839)
3,541,051	48,146,660	977,276	89,464	53,551,879	19,661,137	-	23,620,643
(4,233)	(61,495)	(6,161)	(1,112)	366,433	(72,062)	(866,139)	(220,774)
-	-	-	-	-	-	2,708	-
-	-	-	-	-	-	1,103,749	-
13,228,138	41,289,139	300,789	(481,653)	145,602,113	33,134,908	62,345,121	19,933,196

30,106,392	209,260,684 (b)	(9,288,960)	662,820 (c)	326,377,806	51,266,624	222,190,981 (d)	75,525,000 (e)
48	(109)	(45)	2	4,443	2,340	2,603	229
6,697	95,012	7,926	561	171,344	69,312	547,952	3,241
-	-	-	-	-	-	321,091	-
30,113,137	209,355,587	(9,281,079)	663,383	326,553,593	51,338,276	223,062,627	75,528,470
43,341,275	250,644,726	(8,980,290)	181,730	472,155,706	84,473,184	285,407,748	95,461,666
$49,658,345	$273,919,460	$(8,107,180)	$404,246	$533,076,468	$94,554,177	$336,854,908	$110,683,628

79

Statements of Operations—(continued)
For the year ended October 31, 2025

Invesco S&P International Developed Quality ETF (IDHQ)
Investment income:
Unaffiliated dividend income	$11,773,302
Affiliated dividend income	15,853
Securities lending income, net	49,366
Foreign withholding tax	(1,214,948)
Total investment income	10,623,573
Expenses:
Unitary management fees	1,228,057
Less: Waivers	(367)
Net expenses	1,227,690
Net investment income	9,395,883
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	7,268,744
Affiliated investment securities	(213)
In-kind redemptions	11,458,580
Foreign currencies	(6,947)
Net realized gain	18,720,164
Change in net unrealized appreciation of:
Unaffiliated investment securities	46,583,575
Affiliated investment securities	197
Foreign currencies	39,665
Change in net unrealized appreciation	46,623,437
Net realized and unrealized gain	65,343,601
Net increase in net assets resulting from operations	$74,739,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

81

Statements of Changes in Net Assets
For the years ended October 31, 2025 and 2024

	Invesco China Technology ETF (CQQQ)		Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	2025	2024	2025	2024
Operations:
Net investment income	$147,254	$516,568	$3,836,277	$1,251,119
Net realized gain (loss)	(73,791,145)	(84,897,189)	14,723,517	14,108,036
Change in net unrealized appreciation	389,316,786	211,879,751	64,316,739	23,130,399
Net increase in net assets resulting from operations	315,672,895	127,499,130	82,876,533	38,489,554
Distributions to Shareholders from:
Distributable earnings	(1,873,992)	(3,679,038)	(5,228,708)	(1,704,332)
Shareholder Transactions:
Proceeds from shares sold	2,224,383,629	122,467,092	271,224,327	20,522,514
Value of shares repurchased	(218,383,182)	(164,313,312)	(3,826,996)	(29,630,154)
Transaction fees	-	320,572	-	-
Net increase (decrease) in net assets resulting from share transactions	2,006,000,447	(41,525,648)	267,397,331	(9,107,640)
Net increase (decrease) in net assets	2,319,799,350	82,294,444	345,045,156	27,677,582
Net assets:
Beginning of year	767,345,488	685,051,044	136,210,842	108,533,260
End of year	$3,087,144,838	$767,345,488	$481,255,998	$136,210,842
Changes in Shares Outstanding:
Shares sold	41,700,000	3,650,000	6,350,000	650,000
Shares repurchased	(5,100,000)	(4,850,000)	(100,000)	(900,000)
Shares outstanding, beginning of year	18,550,000	19,750,000	3,700,000	3,950,000
Shares outstanding, end of year	55,150,000	18,550,000	9,950,000	3,700,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)		Invesco Global Clean Energy ETF (PBD)		Invesco Global Water ETF (PIO)		Invesco International BuyBack AchieversTM ETF (IPKW)
2025	2024	2025	2024	2025	2024	2025	2024

$1,607,938	$2,820,709	$2,274,921	$1,808,201	$2,835,632	$1,920,509	$6,317,070	$2,625,218
7,472,212	9,554,544	(28,936,336)	(43,891,520)	8,054,088	24,733,643	13,228,138	9,090,185
9,493,537	7,574,088	48,617,711	42,501,238	18,525,385	37,851,894	30,113,137	7,719,988
18,573,687	19,949,341	21,956,296	417,919	29,415,105	64,506,046	49,658,345	19,435,391

(1,650,677)	(2,940,169)	(2,362,772)	(3,175,547)	(2,903,447)	(2,322,822)	(7,366,612)	(2,656,429)

10,326,490	13,756,187	1,819,645	-	2,116,814	22,788,517	310,021,884	46,733,396
(31,410,974)	(25,579,831)	(24,633,528)	(31,679,902)	(22,286,159)	(49,897,507)	(42,280,977)	(50,763,195)
154,493	53,720	-	17,554	-	2,314	-	3,144
(20,929,991)	(11,769,924)	(22,813,883)	(31,662,348)	(20,169,345)	(27,106,676)	267,740,907	(4,026,655)
(4,006,981)	5,239,248	(3,220,359)	(34,419,976)	6,342,313	35,076,548	310,032,640	12,752,307

123,269,342	118,030,094	97,273,409	131,693,385	269,681,504	234,604,956	91,099,711	78,347,404
$119,262,361	$123,269,342	$94,053,050	$97,273,409	$276,023,817	$269,681,504	$401,132,351	$91,099,711

500,000	700,000	150,000	-	50,000	550,000	6,450,000	1,200,000
(1,700,000)	(1,300,000)	(2,100,000)	(2,250,000)	(550,000)	(1,250,000)	(1,000,000)	(1,350,000)
6,150,000	6,750,000	7,575,000	9,825,000	6,650,000	7,350,000	2,200,000	2,350,000
4,950,000	6,150,000	5,625,000	7,575,000	6,150,000	6,650,000	7,650,000	2,200,000

83

Statements of Changes in Net Assets—(continued)
For the years ended October 31, 2025 and 2024

	Invesco MSCI Global Climate 500 ETF (KLMT)		Invesco MSCI Global Timber ETF (CUT)
	2025	2024(a)	2025	2024
Operations:
Net investment income	$23,274,734	$9,455,580	$873,110	$1,398,269
Net realized gain (loss)	41,289,139	920,089	300,789	2,771,775
Change in net unrealized appreciation (depreciation)	209,355,587	50,911,413	(9,281,079)	6,017,410
Net increase (decrease) in net assets resulting from operations	273,919,460	61,287,082	(8,107,180)	10,187,454
Distributions to Shareholders from:
Distributable earnings	(26,959,571)	(5,411,634)	(1,546,928)	(1,329,995)
Shareholder Transactions:
Proceeds from shares sold	40,990,670	1,630,232,338	-	5,107,181
Value of shares repurchased	(564,622,933)	(6,489,558)	(4,611,013)	(11,032,906)
Transaction fees	-	-	-	1,604
Net increase (decrease) in net assets resulting from share transactions	(523,632,263)	1,623,742,780	(4,611,013)	(5,924,121)
Net increase (decrease) in net assets	(276,672,374)	1,679,618,228	(14,265,121)	2,933,338
Net assets:
Beginning of year	1,679,618,228	-	55,070,582	52,137,244
End of year	$1,402,945,854	$1,679,618,228	$40,805,461	$55,070,582
Changes in Shares Outstanding:
Shares sold	1,500,000	65,200,001	-	150,000
Shares repurchased	(21,100,000)	(250,000)	(150,000)	(350,000)
Shares outstanding, beginning of year	64,950,001	-	1,600,000	1,800,000
Shares outstanding, end of year	45,350,001	64,950,001	1,450,000	1,600,000

(a)	For the period June 24, 2024 (commencement of investment operations) through October 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco MSCI Green Building ETF (GBLD)		Invesco RAFI Developed Markets ex-U.S. ETF (PXF)		Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)		Invesco RAFI Emerging Markets ETF (PXH)
2025	2024	2025	2024	2025	2024	2025	2024

$222,516	$227,295	$60,920,762	$53,687,409	$10,080,993	$13,232,868	$51,447,160	$50,021,938
(481,653)	(281,783)	145,602,113	44,318,202	33,134,908	24,521,947	62,345,121	12,367,196
663,383	985,860	326,553,593	237,431,172	51,338,276	52,927,390	223,062,627	239,870,629
404,246	931,372	533,076,468	335,436,783	94,554,177	90,682,205	336,854,908	302,259,763

(252,439)	(383,598)	(67,898,564)	(58,436,863)	(13,018,557)	(14,880,598)	(53,573,668)	(53,025,417)

-	5,343,301	146,799,401	43,250,393	10,727,900	-	175,474,447	7,649,553
(3,347,649)	(3,197,144)	(144,260,339)	(101,528,282)	(128,628,052)	(150,555,499)	-	(116,508,977)
-	-	-	11,156	-	28,612	-	154,895
(3,347,649)	2,146,157	2,539,062	(58,266,733)	(117,900,152)	(150,526,887)	175,474,447	(108,704,529)
(3,195,842)	2,693,931	467,716,966	218,733,187	(36,364,532)	(74,725,280)	458,755,687	140,529,817

8,631,270	5,937,339	1,697,209,712	1,478,476,525	400,740,967	475,466,247	1,235,098,816	1,094,568,999
$5,435,428	$8,631,270	$2,164,926,678	$1,697,209,712	$364,376,435	$400,740,967	$1,693,854,503	$1,235,098,816

-	300,000	3,000,000	900,000	300,000	-	7,650,000	400,000
(200,000)	(200,000)	(2,600,000)	(2,050,000)	(3,650,000)	(4,650,000)	-	(5,850,000)
500,001	400,001	34,200,000	35,350,000	12,200,000	16,850,000	57,950,000	63,400,000
300,001	500,001	34,600,000	34,200,000	8,850,000	12,200,000	65,600,000	57,950,000

85

Statements of Changes in Net Assets—(continued)
For the years ended October 31, 2025 and 2024

	Invesco S&P Global Water Index ETF (CGW)		Invesco S&P International Developed Quality ETF (IDHQ)
	2025	2024	2025	2024
Operations:
Net investment income	$15,221,962	$12,106,655	$9,395,883	$5,949,643
Net realized gain	19,933,196	130,252,307	18,720,164	250,713
Change in net unrealized appreciation	75,528,470	98,583,941	46,623,437	32,927,861
Net increase in net assets resulting from operations	110,683,628	240,942,903	74,739,484	39,128,217
Distributions to Shareholders from:
Distributable earnings	(20,113,638)	(14,833,390)	(10,784,898)	(6,125,425)
Shareholder Transactions:
Proceeds from shares sold	13,818,430	74,009,380	129,849,826	173,125,379
Value of shares repurchased	(79,696,176)	(180,403,329)	(44,631,498)	-
Transaction fees	-	9,911	-	7,072
Net increase (decrease) in net assets resulting from share transactions	(65,877,746)	(106,384,038)	85,218,328	173,132,451
Net increase in net assets	24,692,244	119,725,475	149,172,914	206,135,243
Net assets:
Beginning of year	959,808,437	840,082,962	382,254,155	176,118,912
End of year	$984,500,681	$959,808,437	$531,427,069	$382,254,155
Changes in Shares Outstanding:
Shares sold	240,000	1,360,000	4,150,000	5,800,000
Shares repurchased	(1,360,000)	(3,280,000)	(1,550,000)	-
Shares outstanding, beginning of year	16,600,000	18,520,000	12,800,000	7,000,000
Shares outstanding, end of year	15,480,000	16,600,000	15,400,000	12,800,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights
Invesco China Technology ETF (CQQQ)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$41.37	$34.69	$32.16	$68.90	$73.98
Net investment income (loss)(a)	0.01	0.03	(0.09)	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investments	14.71	6.83	2.62	(36.71)	(4.54)
Total from investment operations	14.72	6.86	2.53	(36.78)	(4.69)
Distributions to shareholders from:
Net investment income	(0.11)	(0.20)	(0.03)	-	(0.39)
Transaction fees(a)	-	0.02	0.03	0.04	-
Net asset value at end of year	$55.98	$41.37	$34.69	$32.16	$68.90
Market price at end of year(b)	$56.07	$41.32	$34.67	$31.96	$68.25
Net Asset Value Total Return(c)	35.68%	19.91%	7.95%	(53.32)%	(6.41)%
Market Price Total Return(c)	36.07%	19.84%	8.56%	(53.17)%	(7.75)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,087,145	$767,345	$685,051	$702,610	$1,519,338
Ratio to average net assets of:
Expenses	0.65%	0.66%	0.70%	0.70%	0.70%
Net investment income (loss)	0.01%	0.08%	(0.21)%	(0.14)%	(0.19)%
Portfolio turnover rate(d)	37%	43%	58%	58%	54%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$36.81	$27.48	$26.03	$39.99	$29.82
Net investment income(a)	0.58	0.33	0.54	0.40	0.22 (b)
Net realized and unrealized gain (loss) on investments	11.83	9.44	1.42	(13.59)	10.12
Total from investment operations	12.41	9.77	1.96	(13.19)	10.34
Distributions to shareholders from:
Net investment income	(0.85)	(0.44)	(0.51)	(0.77)	(0.17)
Net asset value at end of year	$48.37	$36.81	$27.48	$26.03	$39.99
Market price at end of year(c)	$48.31	$36.89	$27.65	$26.00	$40.09
Net Asset Value Total Return(d)	34.17%	35.67%	7.40%	(33.25)%	34.70%
Market Price Total Return(d)	33.70%	35.14%	8.18%	(33.49)%	35.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$481,256	$136,211	$108,533	$101,514	$251,951
Ratio to average net assets of:
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.35%	0.96%	1.83%	1.22%	0.59%(b)
Portfolio turnover rate(e)	122%	114%	144%	152%	161%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$20.04	$17.49	$15.90	$24.99	$19.56
Net investment income(a)	0.31	0.45	0.51	0.57 (b)	0.19
Net realized and unrealized gain (loss) on investments	4.04	2.56	1.56	(8.97)	5.52
Total from investment operations	4.35	3.01	2.07	(8.40)	5.71
Distributions to shareholders from:
Net investment income	(0.33)	(0.47)	(0.50)	(0.71)	(0.30)
Transaction fees(a)	0.03	0.01	0.02	0.02	0.02
Net asset value at end of year	$24.09	$20.04	$17.49	$15.90	$24.99
Market price at end of year(c)	$24.34	$20.02	$17.46	$15.85	$24.81
Net Asset Value Total Return(d)	22.14%	17.19%	12.98%	(34.05)%	29.35%
Market Price Total Return(d)	23.51%	17.28%	13.16%	(33.79)%	28.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$119,262	$123,269	$118,030	$125,593	$214,944
Ratio to average net assets of:
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.53%	2.20%	2.76%	2.66%(b)	0.79%
Portfolio turnover rate(e)	204%	175%	150%	169%	198%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.48 and 2.24%, respectively.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco Global Clean Energy ETF (PBD)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$12.84	$13.40	$18.97	$31.28	$22.89
Net investment income(a)	0.36 (b)	0.21	0.29	0.25	0.16
Net realized and unrealized gain (loss) on investments	3.91	(0.41)	(5.30)	(12.25)	8.37
Total from investment operations	4.27	(0.20)	(5.01)	(12.00)	8.53
Distributions to shareholders from:
Net investment income	(0.39)	(0.36)	(0.56)	(0.31)	(0.14)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of year	$16.72	$12.84	$13.40	$18.97	$31.28
Market price at end of year(d)	$16.66	$12.82	$13.41	$18.89	$31.31
Net Asset Value Total Return(e)	34.31%	(1.80)%	(27.24)%	(38.52)%	37.31%
Market Price Total Return(e)	34.05%	(2.03)%	(26.86)%	(38.83)%	37.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$94,053	$97,273	$131,693	$216,728	$399,619
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.90%(b)	1.49%	1.56%	1.09%	0.52%
Portfolio turnover rate(f)	49%	52%	64%	67%	74%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.17 and 1.37%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco Global Water ETF (PIO)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$40.55	$31.92	$30.81	$41.68	$31.17
Net investment income(a)	0.45	0.28	0.31	0.32	0.58 (b)
Net realized and unrealized gain (loss) on investments	4.35	8.69	1.12	(10.75)	10.35
Total from investment operations	4.80	8.97	1.43	(10.43)	10.93
Distributions to shareholders from:
Net investment income	(0.47)	(0.34)	(0.32)	(0.44)	(0.42)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of year	$44.88	$40.55	$31.92	$30.81	$41.68
Market price at end of year(d)	$44.78	$40.49	$31.94	$30.89	$41.72
Net Asset Value Total Return(e)	11.90%	28.10%	4.57%	(25.14)%	35.17%
Market Price Total Return(e)	11.81%	27.84%	4.37%	(25.02)%	35.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$276,024	$269,682	$234,605	$257,285	$323,028
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.07%	0.69%	0.89%	0.91%	1.52%(b)
Portfolio turnover rate(f)	45%	48%	40%	35%	31%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco International BuyBack AchieversTM ETF (IPKW)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$41.41	$33.34	$30.49	$43.74	$31.35
Net investment income(a)	1.46	1.23	0.98	1.12	2.55 (b)
Net realized and unrealized gain (loss) on investments	11.32	8.12	2.79	(10.90)	10.57
Total from investment operations	12.78	9.35	3.77	(9.78)	13.12
Distributions to shareholders from:
Net investment income	(1.75)	(1.28)	(0.92)	(3.47)	(0.73)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of year	$52.44	$41.41	$33.34	$30.49	$43.74
Market price at end of year(d)	$52.57	$41.55	$33.48	$30.48	$43.78
Net Asset Value Total Return(e)	31.64%	28.26%	12.35%	(23.55)%	41.90%
Market Price Total Return(e)	31.50%	28.16%	12.85%	(23.65)%	41.72%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$401,132	$91,100	$78,347	$80,785	$124,660
Ratio to average net assets of:
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.06%	3.13%	2.85%	3.08%	5.98%(b)
Portfolio turnover rate(f)	108%	93%	97%	101%	113%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco MSCI Global Climate 500 ETF (KLMT)
	Year ended October 31, 2025	For the Period June 24, 2024(a) Through October 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.86	$25.00
Net investment income(b)	0.46	0.15
Net realized and unrealized gain on investments	5.15	0.79
Total from investment operations	5.61	0.94
Distributions to shareholders from:
Net investment income	(0.53)	(0.08)
Net asset value at end of period	$30.94	$25.86
Market price at end of period(c)	$30.99	$25.93
Net Asset Value Total Return(d)	21.99%	3.77%(e)
Market Price Total Return(d)	21.84%	4.05%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,402,946	$1,679,618
Ratio to average net assets of:
Expenses	0.10%	0.10%(f)
Net investment income	1.68%	1.64%(f)
Portfolio turnover rate(g)	16%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (June 6, 2024, the first day of trading on the exchange) to October 31, 2024 was 3.81%. The market price total return from Fund Inception to October 31, 2024 was 3.88%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco MSCI Global Timber ETF (CUT)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$34.42	$28.97	$29.59	$36.09	$27.82
Net investment income(a)	0.57	0.85	0.75	0.68	0.55
Net realized and unrealized gain (loss) on investments	(5.88)	5.38	(0.59)	(6.60)	8.27
Total from investment operations	(5.31)	6.23	0.16	(5.92)	8.82
Distributions to shareholders from:
Net investment income	(0.97)	(0.78)	(0.78)	(0.58)	(0.55)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$28.14	$34.42	$28.97	$29.59	$36.09
Market price at end of year(c)	$28.09	$34.46	$29.03	$29.53	$36.09
Net Asset Value Total Return(d)	(15.75)%	21.75%	0.44%	(16.65)%	31.90%
Market Price Total Return(d)	(15.99)%	21.64%	0.85%	(16.82)%	31.95%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$40,805	$55,071	$52,137	$60,656	$92,035
Ratio to average net assets of:
Expenses, after Waivers	0.76%	0.73%	0.67%	0.61%	0.60%
Expenses, prior to Waivers	0.99%	1.01%	0.82%	0.69%	0.68%
Net investment income	1.81%	2.58%	2.48%	1.99%	1.51%
Portfolio turnover rate(e)	26%	32%	10%	15%	14%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco MSCI Green Building ETF (GBLD)
	Years Ended October 31,				For the Period April 20, 2021(a) Through October 31, 2021
	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$17.26	$14.84	$16.43	$23.82	$25.00
Net investment income(b)	0.63	0.61	0.70	0.69	0.44
Net realized and unrealized gain (loss) on investments	0.92	2.91	(1.59)	(7.21)	(1.21)
Total from investment operations	1.55	3.52	(0.89)	(6.52)	(0.77)
Distributions to shareholders from:
Net investment income	(0.69)	(1.10)	(0.70)	(0.76)	(0.41)
Return of capital	-	-	-	(0.11)	-
Total distributions	(0.69)	(1.10)	(0.70)	(0.87)	(0.41)
Net asset value at end of period	$18.12	$17.26	$14.84	$16.43	$23.82
Market price at end of period(c)	$18.12	$17.32	$14.93	$16.44	$23.89
Net Asset Value Total Return(d)	9.42%	23.99%	(5.79)%	(28.05)%	(3.13)%(e)
Market Price Total Return(d)	9.04%	23.68%	(5.28)%	(28.22)%	(2.84)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,435	$8,631	$5,937	$4,928	$4,764
Ratio to average net assets of:
Expenses, after Waivers	0.39%	0.38%	0.38%	0.39%	0.39%(f)
Expenses, prior to Waivers	0.39%	0.39%	0.39%	0.39%	0.39%(f)
Net investment income	3.70%	3.64%	4.14%	3.40%	3.34%(f)
Portfolio turnover rate(g)	25%	13%	23%	17%	25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$49.63	$41.82	$37.62	$48.20	$34.17
Net investment income(a)	1.73	1.55	1.54	1.40	1.42
Net realized and unrealized gain (loss) on investments	13.15	7.95	4.15	(9.83)	13.72
Total from investment operations	14.88	9.50	5.69	(8.43)	15.14
Distributions to shareholders from:
Net investment income	(1.94)	(1.69)	(1.49)	(2.15)	(1.11)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$62.57	$49.63	$41.82	$37.62	$48.20
Market price at end of year(c)	$62.43	$49.65	$42.17	$37.71	$48.22
Net Asset Value Total Return(d)	30.61%	22.84%	15.00%	(17.95)%	44.49%
Market Price Total Return(d)	30.26%	21.87%	15.68%	(17.81)%	44.22%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,164,927	$1,697,210	$1,478,477	$1,130,538	$1,200,189
Ratio to average net assets of:
Expenses	0.44%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.18%	3.18%	3.52%	3.24%	3.09%
Portfolio turnover rate(e)	20%	12%	12%	16%	17%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$32.85	$28.22	$26.66	$38.13	$28.93
Net investment income(a)	0.96	0.88	0.79	0.81	0.65
Net realized and unrealized gain (loss) on investments	8.61	4.74	1.63	(11.23)	9.25
Total from investment operations	9.57	5.62	2.42	(10.42)	9.90
Distributions to shareholders from:
Net investment income	(1.25)	(0.99)	(0.86)	(1.06)	(0.70)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.01	0.00 (b)
Net asset value at end of year	$41.17	$32.85	$28.22	$26.66	$38.13
Market price at end of year(c)	$41.07	$32.91	$28.42	$26.68	$38.41
Net Asset Value Total Return(d)	29.76%	19.97%	8.88%	(27.72)%	34.34%
Market Price Total Return(d)	29.20%	19.34%	9.58%	(28.21)%	35.26%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$364,376	$400,741	$475,466	$489,162	$434,660
Ratio to average net assets of:
Expenses	0.48%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.69%	2.69%	2.58%	2.55%	1.77%
Portfolio turnover rate(e)	33%	30%	31%	32%	31%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco RAFI Emerging Markets ETF (PXH)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$21.31	$17.26	$15.84	$22.43	$17.51
Net investment income(a)	0.85	0.82	0.84	1.06 (b)	0.92
Net realized and unrealized gain (loss) on investments	4.53	4.11	1.45	(6.37)	4.63
Total from investment operations	5.38	4.93	2.29	(5.31)	5.55
Distributions to shareholders from:
Net investment income	(0.87)	(0.88)	(0.87)	(1.29)	(0.64)
Transaction fees(a)	-	0.00 (c)	0.00 (c)	0.01	0.01
Net asset value at end of year	$25.82	$21.31	$17.26	$15.84	$22.43
Market price at end of year(d)	$25.91	$21.35	$17.25	$15.85	$22.34
Net Asset Value Total Return(e)	25.76%	28.95%	14.21%	(24.47)%	31.79%
Market Price Total Return(e)	25.95%	29.27%	14.09%	(24.14)%	31.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,693,855	$1,235,099	$1,094,569	$1,206,241	$1,360,503
Ratio to average net assets of:
Expenses	0.48%	0.49%	0.49%	0.49%	0.49%(f)
Net investment income	3.74%	4.11%	4.57%	5.39%(b)	4.11%
Portfolio turnover rate(g)	27%	21%	21%	36%	34%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 3.19%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P Global Water Index ETF (CGW)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$57.82	$45.36	$45.65	$58.91	$41.43
Net investment income(a)	0.95	0.69	0.75	0.61	1.08 (b)
Net realized and unrealized gain (loss) on investments	6.06	12.59	(0.36)(c)	(12.91)	17.06
Total from investment operations	7.01	13.28	0.39	(12.30)	18.14
Distributions to shareholders from:
Net investment income	(0.70)	(0.82)	(0.68)	(0.96)	(0.66)
Net realized gains	(0.53)	-	-	-	-
Total distributions	(1.23)	(0.82)	(0.68)	(0.96)	(0.66)
Transaction fees(a)	-	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value at end of year	$63.60	$57.82	$45.36	$45.65	$58.91
Market price at end of year(e)	$63.73	$57.83	$45.37	$45.66	$59.04
Net Asset Value Total Return(f)	12.48%	29.49%	0.81%	(21.21)%	44.25%
Market Price Total Return(f)	12.69%	29.48%	0.81%	(21.37)%	44.18%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$984,501	$959,808	$840,083	$932,994	$1,199,341
Ratio to average net assets of:
Expenses	0.58%	0.59%	0.56%	0.57%	0.57%
Net investment income	1.60%	1.25%	1.53%	1.20%	2.08%(b)
Portfolio turnover rate(g)	19%	42%	36%	35%	15%

(a)	Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)
Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P International Developed Quality ETF (IDHQ)
	Years Ended October 31,
	2025	2024	2023	2022	2021
Per Share Operating Performance:
Net asset value at beginning of year	$29.86	$25.16	$22.23	$31.38	$25.01
Net investment income(a)	0.70	0.61	0.69	0.76	0.63
Net realized and unrealized gain (loss) on investments	4.76	4.72	2.91	(9.05)	6.39
Total from investment operations	5.46	5.33	3.60	(8.29)	7.02
Distributions to shareholders from:
Net investment income	(0.81)	(0.63)	(0.67)	(0.86)	(0.65)
Transaction fees(a)	-	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$34.51	$29.86	$25.16	$22.23	$31.38
Market price at end of year(c)	$34.50	$29.89	$25.35	$22.23	$31.53
Net Asset Value Total Return(d)	18.60%	21.17%	16.13%	(26.69)%	28.19%
Market Price Total Return(d)	18.44%	20.38%	17.00%	(27.04)%	28.85%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$531,427	$382,254	$176,119	$92,266	$114,522
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.22%	2.05%	2.64%	2.85%	2.09%
Portfolio turnover rate(e)	41%	43%	50%	62%	61%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
October 31, 2025
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco China Technology ETF (CQQQ)	"China Technology ETF"
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)	"Dorsey Wright Developed Markets Momentum ETF"
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)	"Dorsey Wright Emerging Markets Momentum ETF"
Invesco Global Clean Energy ETF (PBD)	"Global Clean Energy ETF"
Invesco Global Water ETF (PIO)	"Global Water ETF"
Invesco International BuyBack AchieversTM ETF (IPKW)	"International BuyBack AchieversTM ETF"
Invesco MSCI Global Climate 500 ETF (KLMT)	"MSCI Global Climate 500 ETF"
Invesco MSCI Global Timber ETF (CUT)	"MSCI Global Timber ETF"
Invesco MSCI Green Building ETF (GBLD)	"MSCI Green Building ETF"
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)(a)	"RAFI Developed Markets ex-U.S. ETF"
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)(b)	"RAFI Developed Markets ex-U.S. Small-Mid ETF"
Invesco RAFI Emerging Markets ETF (PXH)(c)	"RAFI Emerging Markets ETF"
Invesco S&P Global Water Index ETF (CGW)	"S&P Global Water Index ETF"
Invesco S&P International Developed Quality ETF (IDHQ)	"S&P International Developed Quality ETF"

(a)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Developed Markets ex-U.S. ETF to Invesco RAFI Developed Markets ex-U.S. ETF.
(b)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF to Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF.
(c)	Effective March 24, 2025, the Fund’s name changed from Invesco FTSE RAFI Emerging Markets ETF to Invesco RAFI Emerging Markets ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:
Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
Dorsey Wright Developed Markets Momentum ETF	The Nasdaq Stock Market LLC
Dorsey Wright Emerging Markets Momentum ETF	The Nasdaq Stock Market LLC
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market LLC
International BuyBack AchieversTM ETF	The Nasdaq Stock Market LLC
MSCI Global Climate 500 ETF	NYSE Arca, Inc.
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
RAFI Emerging Markets ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants (“APs”), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright Developed Markets Tech LeadersTM Index
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright Emerging Markets Tech LeadersTM Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global WaterTM Index
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Climate 500 ETF	MSCI ACWI Select Climate 500 Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
RAFI Developed Markets ex-U.S. ETF	RAFITM Fundamental Select Developed ex US 1000 Index
RAFI Developed Markets ex-U.S. Small-Mid ETF	RAFITM Fundamental Select Developed ex-US 1500 Index
RAFI Emerging Markets ETF	RAFITM Fundamental Select Emerging 350 Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter ("OTC") market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on

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a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the

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determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities. There is no guarantee that a Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the fiscal year ended October 31, 2025, the Funds did not enter into any closing agreements.
G.
Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and

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other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their own expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to their respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
H.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements. Adoption of the new standard impacted the Funds’ financial statement notes disclosures only and did not affect the Funds’ financial position or the results of its operations.
K.
Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the

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borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended October 31, 2025, each Fund (except for Dorsey Wright Developed Markets Momentum ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each applicable Fund as listed below:
Amount
China Technology ETF	$1,964
Dorsey Wright Emerging Markets Momentum ETF	104
Global Clean Energy ETF	41,283
Global Water ETF	396
International BuyBack AchieversTM ETF	56
MSCI Global Climate 500 ETF	1,308
MSCI Global Timber ETF	447
MSCI Green Building ETF	71
RAFI Developed Markets ex-U.S. ETF	1,742
RAFI Developed Markets ex-U.S. Small-Mid ETF	1,844
RAFI Emerging Markets ETF	3,486
S&P Global Water Index ETF	3,655
S&P International Developed Quality ETF	52

L.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the

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investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities or manage exposure to equity and market price movements and/or currency risks and provide exposure to markets and indexes.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
N.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese

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companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example,

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an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Geographic Concentration Risk. A Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on a Fund’s investment performance. For example, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying

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and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Climate 500 ETF, MSCI Global Timber ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Risk of Green Building Investing. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies may be significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates ESG factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

109

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund listed below to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
China Technology ETF	0.65%
Dorsey Wright Developed Markets Momentum ETF	0.80%
Dorsey Wright Emerging Markets Momentum ETF	0.90%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Global Climate 500 ETF	0.10%
MSCI Green Building ETF	0.39%
RAFI Developed Markets ex-U.S. ETF(a)	0.43%
RAFI Developed Markets ex-U.S. Small-Mid ETF(b)	0.47%
RAFI Emerging Markets ETF(b)	0.47%
S&P International Developed Quality ETF	0.29%

(a)	Effective March 24, 2025, the Fund’s unitary management fee was reduced from 0.45% to 0.43%.
(b)	Effective March 24, 2025, the Fund’s unitary management fee was reduced from 0.49% to 0.47%.
Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:
Management Fees (as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%
The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2027. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2027. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.
Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%
Further, through at least August 31, 2027, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

110

For the fiscal year ended October 31, 2025, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
China Technology ETF	$4,573
Dorsey Wright Developed Markets Momentum ETF	297
Dorsey Wright Emerging Markets Momentum ETF	53
Global Clean Energy ETF	11
Global Water ETF	157
International BuyBack AchieversTM ETF	237
MSCI Global Climate 500 ETF	598
MSCI Global Timber ETF	112,004
MSCI Green Building ETF	5
RAFI Developed Markets ex-U.S. ETF	1,047
RAFI Developed Markets ex-U.S. Small-Mid ETF	119
RAFI Emerging Markets ETF	9,614
S&P Global Water Index ETF	400
S&P International Developed Quality ETF	367
The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of October 31, 2025 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		10/31/26	10/31/27	10/31/28
MSCI Global Timber ETF	$335,109	$79,259	$143,901	$111,949
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
China Technology ETF	FTSE International Ltd.
Dorsey Wright Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
Dorsey Wright Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Climate 500 ETF	MSCI, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
RAFI Emerging Markets ETF	FTSE International Ltd.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

111

For the fiscal year ended October 31, 2025, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
China Technology ETF	$756
Dorsey Wright Developed Markets Momentum ETF	33,543
Dorsey Wright Emerging Markets Momentum ETF	1,473
Global Clean Energy ETF	30,655
Global Water ETF	10,057
International BuyBack AchieversTM ETF	37,007
MSCI Global Climate 500 ETF	11,854
MSCI Global Timber ETF	4,231
MSCI Green Building ETF	228
RAFI Developed Markets ex-U.S. ETF	23,546
RAFI Developed Markets ex-U.S. Small-Mid ETF	19,199
RAFI Emerging Markets ETF	15,809
S&P Global Water Index ETF	15,027
S&P International Developed Quality ETF	12,640
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$329,861,730	$2,757,521,028	$0	$3,087,382,758
Money Market Funds	940,970	191,767,118	-	192,708,088
Total Investments	$330,802,700	$2,949,288,146	$0	$3,280,090,846
Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,802,034	$416,693,720	$-	$480,495,754
Money Market Funds	-	18,637,966	-	18,637,966
Total Investments	$63,802,034	$435,331,686	$-	$499,133,720

112

	Level 1	Level 2	Level 3	Total
Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,630,874	$104,589,739	$-	$119,220,613
Money Market Funds	-	3,159,947	-	3,159,947
Total Investments	$14,630,874	$107,749,686	$-	$122,380,560
Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,584,310	$62,250,779	$-	$93,835,089
Money Market Funds	-	18,673,518	-	18,673,518
Total Investments	$31,584,310	$80,924,297	$-	$112,508,607
Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$158,205,976	$117,496,397	$-	$275,702,373
Money Market Funds	61,691	1,035,942	-	1,097,633
Total Investments	$158,267,667	$118,532,339	$-	$276,800,006
International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,389,816	$368,568,090	$-	$399,957,906
Money Market Funds	20,462	9,490,130	-	9,510,592
Total Investments	$31,410,278	$378,058,220	$-	$409,468,498
MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$986,897,896	$413,688,249	$-	$1,400,586,145
Money Market Funds	-	14,676,071	-	14,676,071
Total Investments	$986,897,896	$428,364,320	$-	$1,415,262,216
MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,289,234	$16,417,303	$0	$40,706,537
Money Market Funds	23,493	9,569,789	-	9,593,282
Total Investments	$24,312,727	$25,987,092	$0	$50,299,819
MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,358,631	$4,056,060	$-	$5,414,691
Money Market Funds	4,292	670,577	-	674,869
Total Investments	$1,362,923	$4,726,637	$-	$6,089,560
RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$226,460,258	$1,930,186,731	$0	$2,156,646,989
Money Market Funds	-	154,889,145	-	154,889,145
Total Investments	$226,460,258	$2,085,075,876	$0	$2,311,536,134
RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,335,098	$319,197,026	$389,146	$362,921,270
Money Market Funds	-	52,479,350	-	52,479,350
Total Investments	$43,335,098	$371,676,376	$389,146	$415,400,620
RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$292,321,911	$1,392,773,326	$1,262,292	$1,686,357,529
Money Market Funds	13,450,994	44,887,322	-	58,338,316
Total Investments in Securities	305,772,905	1,437,660,648	1,262,292	1,744,695,845
Other Investments - Assets(a)
Futures Contracts	321,091	-	-	321,091
Total Investments	$306,093,996	$1,437,660,648	$1,262,292	$1,745,016,936

113

	Level 1	Level 2	Level 3	Total
S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$682,741,709	$300,594,421	$-	$983,336,130
Money Market Funds	461,168	31,405,308	-	31,866,476
Total Investments	$683,202,877	$331,999,729	$-	$1,015,202,606
S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,319,738	$516,314,518	$-	$529,634,256
Money Market Funds	9,160	15,824,870	-	15,834,030
Total Investments	$13,328,898	$532,139,388	$-	$545,468,286

(a)	Futures contracts is valued at unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2025:
Value
RAFI Emerging Markets ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$321,091
Derivatives not subject to master netting agreements	(321,091)
Total Derivative Assets subject to master netting agreements	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities for futures contracts, if any.

Effect of Derivative Investments for the Fiscal Year Ended October 31, 2025
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
RAFI Emerging Markets ETF
Equity Risk
Realized Gain:
Futures contracts	$1,103,749
Change in Net Unrealized Appreciation:
Futures contracts	321,091
Total	$1,424,840
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
RAFI Emerging Markets ETF
Futures contracts	$5,596,599

114

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2025 and 2024:
	2025		2024
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*
China Technology ETF	$1,873,992	$-	$3,679,038
Dorsey Wright Developed Markets Momentum ETF	5,228,708	-	1,704,332
Dorsey Wright Emerging Markets Momentum ETF	1,650,677	-	2,940,169
Global Clean Energy ETF	2,362,772	-	3,175,547
Global Water ETF	2,903,447	-	2,322,822
International BuyBack AchieversTM ETF	7,366,612	-	2,656,429
MSCI Global Climate 500 ETF	26,959,571	-	5,411,634
MSCI Global Timber ETF	1,546,928	-	1,329,995
MSCI Green Building ETF	252,439	-	383,598
RAFI Developed Markets ex-U.S. ETF	67,898,564	-	58,436,863
RAFI Developed Markets ex-U.S. Small-Mid ETF	13,018,557	-	14,880,598
RAFI Emerging Markets ETF	53,573,668	-	53,025,417
S&P Global Water Index ETF	13,355,651	6,757,987	14,833,390
S&P International Developed Quality ETF	10,784,898	-	6,125,425

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Net Unrealized Appreciation (Depreciation)- Foreign Currencies and Foreign Taxes	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
China Technology ETF	$62,026,050	$-	$258,123,210	$-	$(9)	$(796,518,493)	$3,563,514,080	$3,087,144,838
Dorsey Wright Developed Markets Momentum ETF	1,806,832	-	83,780,580	-	28,375	(145,341,023)	540,981,234	481,255,998
Dorsey Wright Emerging Markets Momentum ETF	1,034,500	-	18,729,937	-	2,835	(138,831,743)	238,326,832	119,262,361
Global Clean Energy ETF	713,565	-	5,365,568	-	(3,077)	(281,323,851)	369,300,845	94,053,050
Global Water ETF	-	-	64,810,447	-	9,803	(70,274,359)	281,477,926	276,023,817
International BuyBack AchieversTM ETF	4,541,715	-	28,405,943	-	(3,951)	(50,086,966)	418,275,610	401,132,351
MSCI Global Climate 500 ETF	6,291,911	-	254,333,315	-	38,309	(6,571,723)	1,148,854,042	1,402,945,854
MSCI Global Timber ETF	823,811	(14,183)	(6,466,143)	-	448	(19,420,450)	65,881,978	40,805,461
MSCI Green Building ETF	51,015	(4,943)	(603,085)	-	(4,353)	(1,454,561)	7,451,355	5,435,428
RAFI Developed Markets ex-U.S. ETF	21,283,287	-	512,312,573	-	(39,175)	(35,026,622)	1,666,396,615	2,164,926,678
RAFI Developed Markets ex-U.S. Small- Mid ETF	3,390,668	(166,123)	40,150,678	-	(12,817)	(63,980,641)	384,994,670	364,376,435
RAFI Emerging Markets ETF	17,862,962	-	313,806,271	321,091	(7,972,207)	(196,908,112)	1,566,744,498	1,693,854,503
S&P Global Water Index ETF	12,471,361	(25,611)	218,002,494	-	60,235	(2,297,259)	756,289,461	984,500,681
S&P International Developed Quality ETF	2,744,089	-	71,810,046	-	49,409	(17,407,052)	474,230,577	531,427,069

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Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of October 31, 2025, as follows:
	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$275,692,727	$520,825,766	$796,518,493
Dorsey Wright Developed Markets Momentum ETF	145,341,023	-	145,341,023
Dorsey Wright Emerging Markets Momentum ETF	138,831,743	-	138,831,743
Global Clean Energy ETF	81,313,331	200,010,520	281,323,851
Global Water ETF	52,021,194	18,253,165	70,274,359
International BuyBack AchieversTM ETF	42,736,920	7,350,046	50,086,966
MSCI Global Climate 500 ETF	6,571,723	-	6,571,723
MSCI Global Timber ETF	11,904,119	7,516,331	19,420,450
MSCI Green Building ETF	187,443	1,267,118	1,454,561
RAFI Developed Markets ex-U.S. ETF	-	35,026,622	35,026,622
RAFI Developed Markets ex-U.S. Small-Mid ETF	4,471,292	59,509,349	63,980,641
RAFI Emerging Markets ETF	10,402,265	186,505,847	196,908,112
S&P Global Water Index ETF	-	2,297,259	2,297,259
S&P International Developed Quality ETF	10,708,735	6,698,317	17,407,052

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended October 31, 2025, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
China Technology ETF	$2,261,195,271	$461,753,851
Dorsey Wright Developed Markets Momentum ETF	368,535,298	350,573,905
Dorsey Wright Emerging Markets Momentum ETF	213,208,174	227,713,687
Global Clean Energy ETF	39,135,710	45,250,940
Global Water ETF	120,643,601	122,023,687
International BuyBack AchieversTM ETF	247,502,830	223,838,351
MSCI Global Climate 500 ETF	227,656,207	235,777,971
MSCI Global Timber ETF	12,674,628	13,335,469
MSCI Green Building ETF	1,529,135	1,680,172
RAFI Developed Markets ex-U.S. ETF	372,776,744	381,903,366
RAFI Developed Markets ex-U.S. Small-Mid ETF	120,982,523	135,899,355
RAFI Emerging Markets ETF	510,633,142	370,465,609
S&P Global Water Index ETF	183,865,829	190,428,057
S&P International Developed Quality ETF	177,572,839	172,941,033
For the fiscal year ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
China Technology ETF	$225,141,256	$20,336,387
Dorsey Wright Developed Markets Momentum ETF	251,149,363	3,602,332
Dorsey Wright Emerging Markets Momentum ETF	2,539,481	9,074,270
Global Clean Energy ETF	1,436,388	18,267,148
Global Water ETF	1,964,777	20,649,330
International BuyBack AchieversTM ETF	279,666,900	37,546,660
MSCI Global Climate 500 ETF	39,905,942	557,609,498
MSCI Global Timber ETF	-	4,132,942

116

	In-kind Purchases	In-kind Sales
MSCI Green Building ETF	$-	$3,221,391
RAFI Developed Markets ex-U.S. ETF	138,491,202	135,049,781
RAFI Developed Markets ex-U.S. Small-Mid ETF	9,450,867	115,663,646
RAFI Emerging Markets ETF	26,757,099	-
S&P Global Water Index ETF	8,329,719	72,320,107
S&P International Developed Quality ETF	123,269,654	44,824,447
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of October 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
China Technology ETF	$495,421,550	$(237,298,340)	$258,123,210	$3,021,967,636
Dorsey Wright Developed Markets Momentum ETF	95,801,288	(12,020,708)	83,780,580	415,353,140
Dorsey Wright Emerging Markets Momentum ETF	23,421,872	(4,691,935)	18,729,937	103,650,623
Global Clean Energy ETF	26,136,404	(20,770,836)	5,365,568	107,143,039
Global Water ETF	70,543,259	(5,732,812)	64,810,447	211,989,559
International BuyBack AchieversTM ETF	37,518,495	(9,112,552)	28,405,943	381,062,555
MSCI Global Climate 500 ETF	305,880,425	(51,547,110)	254,333,315	1,160,928,901
MSCI Global Timber ETF	4,793,127	(11,259,270)	(6,466,143)	56,765,962
MSCI Green Building ETF	340,760	(943,845)	(603,085)	6,692,645
RAFI Developed Markets ex-U.S. ETF	647,139,014	(134,826,441)	512,312,573	1,799,223,561
RAFI Developed Markets ex-U.S. Small-Mid ETF	82,401,767	(42,251,089)	40,150,678	375,249,942
RAFI Emerging Markets ETF	550,937,634	(236,810,272)	314,127,362	1,430,889,574
S&P Global Water Index ETF	249,720,522	(31,718,028)	218,002,494	797,200,112
S&P International Developed Quality ETF	88,343,594	(16,533,548)	71,810,046	473,658,240
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, passive foreign investment companies, REITs, partnerships, foreign capital gains taxes and foreign currency transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2025, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
China Technology ETF	$897,019	$(5,557,308)	$4,660,289
Dorsey Wright Developed Markets Momentum ETF	222,444	(971,222)	748,778
Dorsey Wright Emerging Markets Momentum ETF	476,453	(1,176,217)	699,764
Global Clean Energy ETF	170,567	396,924	(567,491)
Global Water ETF	26,161	(7,395,880)	7,369,719
International BuyBack AchieversTM ETF	3,420,488	(6,513,544)	3,093,056
MSCI Global Climate 500 ETF	333,547	(47,827,570)	47,494,023
MSCI Global Timber ETF	(5,694)	(558,178)	563,872
MSCI Green Building ETF	5,574	(11,877)	6,303
RAFI Developed Markets ex-U.S. ETF	5,080,816	(53,291,786)	48,210,970
RAFI Developed Markets ex-U.S. Small-Mid ETF	2,474,737	(19,062,383)	16,587,646
RAFI Emerging Markets ETF	7,331,462	(7,331,462)	-
S&P Global Water Index ETF	(292,760)	(22,109,363)	22,402,123
S&P International Developed Quality ETF	1,809,862	(12,194,343)	10,384,481

117

NOTE 9—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.
NOTE 11—Subsequent Event
At a meeting held on December 17, 2025, the Board of Trustees of the Trust approved the termination and winding down of MSCI Green Building ETF, with the liquidation payment to shareholders expected to take place on or about February 25, 2026. Investors, who have elected not to sell their Shares before market close on February 23, 2026 will receive cash equal to the amount of the net asset value of their Shares, which will include any capital gains and dividends, on or about February 25, 2026.

118

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the fourteen Funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Invesco China Technology ETF (1)
Invesco Dorsey Wright Developed Markets Momentum ETF (1)
Invesco Dorsey Wright Emerging Markets Momentum ETF (1)
Invesco Global Clean Energy ETF (1)
Invesco Global Water ETF (1)
Invesco International BuyBack Achievers ETF (1)
Invesco MSCI Global Climate 500 ETF (2)
Invesco MSCI Global Timber ETF (1)
Invesco MSCI Green Building ETF (1)
Invesco RAFI Developed Markets ex-U.S. ETF (1)
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (1)
Invesco RAFI Emerging Markets ETF (1)
Invesco S&P Global Water Index ETF (1)
Invesco S&P International Developed Quality ETF (1)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the years ended October 31, 2025 and 2024
(2) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the year ended October 31, 2025 and for the period June 24, 2024 (commencement of investment operations) through October 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

119

Report of Independent Registered Public Accounting Firm —(continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

120

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2025:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco China Technology ETF	0%	100%	0%	0%	0%	$-	$-
Invesco Dorsey Wright Developed Markets Momentum ETF	0%	71%	0%	0%	0%	-	-
Invesco Dorsey Wright Emerging Markets Momentum ETF	0%	33%	0%	0%	0%	-	-
Invesco Global Clean Energy ETF	0%	18%	1%	0%	0%	-	-
Invesco Global Water ETF	0%	100%	33%	0%	0%	-	-
Invesco International BuyBack AchieversTM ETF	0%	53%	0%	0%	0%	-	-
Invesco MSCI Global Climate 500 ETF	0%	81%	39%	0%	0%	-	-
Invesco MSCI Global Timber ETF	0%	84%	33%	0%	0%	-	-
Invesco MSCI Green Building ETF	10%	30%	2%	0%	0%	-	-
Invesco RAFI Developed Markets ex-U.S. ETF	0%	66%	0%	0%	0%	-	-
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	0%	57%	0%	0%	0%	-	-
Invesco RAFI Emerging Markets ETF	0%	42%	0%	0%	0%	-	-
Invesco S&P Global Water Index ETF	0%	100%	52%	0%	0%	6,757,987	1,814,557
Invesco S&P International Developed Quality ETF	0%	77%	0%	0%	0%	-	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid per share are as follows:
	Foreign Taxes Per Share	Foreign Source Income Per Share
Invesco Dorsey Wright Developed Markets Momentum ETF	$0.0571	$0.6729
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.0583	0.5471
Invesco Global Clean Energy ETF	0.0602	0.3907
Invesco Global Water ETF	0.0362	0.6385
Invesco International BuyBack AchieversTM ETF	0.0688	1.0440
Invesco MSCI Global Timber ETF	0.0383	0.7345
Invesco MSCI Green Building ETF	0.0329	0.7302
Invesco RAFI Developed Markets ex-U.S. ETF	0.1521	2.1986
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF	0.1102	1.4389
Invesco RAFI Emerging Markets ETF	0.1087	0.9511
Invesco S&P International Developed Quality ETF	0.0675	0.7611

121

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

122

©2025 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-INTL-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: January 5, 2026

By:       /s/ Kelli Gallegos                                          _

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:January 5, 2026